UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2012


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2012


[LOGO OF USAA]
   USAA(R)

                                                   [GRAPHIC OF USAA INCOME FUND]

 =========================================================

       SEMIANNUAL REPORT
       USAA INCOME FUND
       FUND SHARES o INSTITUTIONAL SHARES o ADVISER SHARES
       JANUARY 31, 2012

 =========================================================

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

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PRESIDENT'S MESSAGE

"I EXPECT A "STRUGGLE THROUGH" RECOVERY IN 2012
AS THE U.S. ECONOMY CONTINUES TO GROW SLOWLY,      [PHOTO OF DANIEL S. McNAMARA]
SOMETIMES IN FITS AND STARTS."
--------------------------------------------------------------------------------

FEBRUARY 2012

Although U.S. economic growth was strong during the fourth quarter of 2011, results for the six-month reporting period and for the 2011 calendar year were more modest. The expansion was an on-again, off-again affair, a blend of good news and disappointment. This "muddle-through" recovery has not been surprising given the balance sheet recession we experienced after the 2008 financial crisis. That recession, unlike any other since World War II, was precipitated by the bursting of a financial bubble, which led in turn to a pullback in spending as consumers and businesses sought to reduce their debt burdens.

In support of the economy, the Federal Reserve (the Fed) cut interest rates to extraordinarily low levels. Many businesses took advantage of low interest rates to restructure their balance sheets. However, for most individuals, this effort is a work in progress. As a result, I expect a "struggle through" recovery in 2012 as the U.S. economy continues to grow slowly. At the same time, there is a long list of known worries, among them the weak housing market, sluggish job growth, and growing international risks.

In the European Union (EU), policymakers are providing significant monetary stimulus, buying time for the EU's weakest members to regain fiscal balance. Many of these nations are weighed down by a staggering amount of debt. Fortunately, at the time of this writing, there are tentative signs that EU nations are benefiting from the stimulus efforts. In addition, Greece appeared to be making progress on restructuring its debt obligations, while pressure was easing on European banks, which hold a significant amount of sovereign debt.

Meanwhile, economic growth outside the United States is decelerating. According to forecasts by the International Monetary Fund, Europe is falling into a recession. The Bank of Japan has indicated that economic growth is slowing and that Japan's economy may enter a recession. China's economy, which has experienced double-digit growth in recent years, hit a soft patch during 2011 and seems likely to grow more slowly in the future.

In the face of weakening economic growth, central bankers around the world continue to keep interest rates extremely low. I believe this has set up an inflation/deflation tug of war between central banks, which are trying to re-ignite economic growth, and businesses and consumers, who are trying to

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

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deleverage their balance sheets. It remains to be seen whether inflation or deflation prevails over the long run.

How might this affect the financial markets? Some observers have suggested that because of central banks' monetary intervention, market performance could diverge from economic performance. This "decoupling" thesis has yet to be proven, but if correct, it suggests that the markets may perform well even as the economy continues to struggle.

Looking ahead, the U.S. economy is likely to grow, though at a slower pace than many of us might like. The Fed, which is determined to keep the expansion from stalling, announced in January that it expected to hold interest rates at low levels until the end of 2014. The announcement has led some observers to speculate about a third round of quantitative easing. While we cannot know what the Fed will actually do, investors should be prepared for an extended period -- longer than we thought in the autumn of 2011 -- of low interest rates.

In this environment, investors have a difficult choice. They can choose to be conservative and look to money market funds, which are earning only slightly more than zero -- less than the current inflation rate. Or, they can assume more risk, perhaps more than they might otherwise do, for the potential of an enhanced return. I recommend they make the decision in the context of an investment plan based on their goals, time horizon, and risk tolerance. If you would like help reviewing your investment plan, please call one of our USAA service representatives. They are available to help you free of charge.

From all of us at USAA Asset Management Company*, I'd like to thank you for your continued confidence in us. We appreciate the opportunity to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

*Effective January 1, 2012, USAA Asset Management Company began advising each series of USAA Mutual Funds Trust, replacing USAA Investment Management Company.

ALL EQUITY INVESTMENTS ENTAIL RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND INDIVIDUAL STOCKS MAY BE MORE VOLATILE THAN OTHER INVESTMENTS AND PROVIDE LESS INCOME.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

As interest rates rise, bond prices fall.

FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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

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TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           7

SHAREHOLDER VOTING RESULTS                                                   18

FINANCIAL INFORMATION

   Portfolio of Investments                                                  19

   Notes to Portfolio of Investments                                         43

   Financial Statements                                                      48

   Notes to Financial Statements                                             51

EXPENSE EXAMPLE                                                              68

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2012, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA INCOME FUND (THE FUND) HAS AN INVESTMENT OBJECTIVE OF MAXIMUM CURRENT INCOME WITHOUT UNDUE RISK TO PRINCIPAL.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund's principal investment strategy is to invest its assets primarily in U.S. dollar-denominated debt securities that have been selected for their high yields relative to the risk involved.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's applicable rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at (800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGER'S COMMENTARY ON THE FUND

MARGARET "DIDI" WEINBLATT, Ph.D., CFA       [PHOTO OF MARGARET "DIDI" WEINBLATT]
USAA Asset Management Company

--------------------------------------------------------------------------------

o   HOW DID THE USAA INCOME FUND (THE FUND SHARES) PERFORM?

    The Fund Shares provided a total return of 3.20% for the six-month period ended January 31, 2012. This compares to returns of 4.12% for the Lipper Corporate Debt Funds A Rated Index, 3.61% for the Lipper Corporate Debt Funds A Rated Average, and 4.25% for the Barclays Capital U.S. Aggregate Bond Index.

o   WHAT WERE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    Europe's financial problems weighed on investor sentiment throughout the reporting period. Despite numerous meetings and conferences to find a solution, the Greek debt crisis continued and threatened to spread to other countries, including some of the European Union's (EU) larger economies such as Italy and Spain. Of particular concern to investors was Italy, which is the EU's largest bond market and the third largest bond market in the world. Credit ratings agencies have already downgraded several countries' credit ratings and have placed others on credit watch. The EU's fiscal woes also posed a danger to European financial institutions that hold European sovereign debt. In this environment, investors favored the safety and quality of U.S.

    Refer to page 10 for benchmark definitions.

    Past performance is no guarantee of future results.

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2  | USAA INCOME FUND

================================================================================

    assets, particularly U.S. Treasury securities as well as corporate bonds, mortgage-backed securities, and asset-backed loans. The safe-haven appeal of these securities remained undiminished even in the midst of a contentious debate in U.S. Congress over the U.S. debt ceiling and the subsequent downgrade of U.S. government debt by a major credit rating agency.

    The U.S. economy grew slowly during the reporting period. Unemployment declined slightly as job growth improved. The housing market remained weak and a large supply of unsold homes remained in the pipeline. The Federal Reserve (the Fed) said it would continue to support the economic recovery by holding short-term interest rates near zero at least through 2014.

o   HOW DID THE FIXED-INCOME MARKET PERFORM?

    Investor risk appetite fluctuated during the reporting period in response to mixed economic data and the turmoil in Europe. Though "spread sectors" (that is, non-U.S. Treasury sectors such as corporate bonds) recorded positive returns, they underperformed U.S. Treasuries. U.S. Treasuries posted significant gains, outperforming every other sector of the fixed-income market. The rally in the U.S. Treasury market was particularly strong in the weeks following the Fed's announcement of "Operation Twist." In Operation Twist, the Fed sought to push down long-term interest rates by selling shorter-term bonds in its portfolio of securities and buying longer-term bonds. U.S. Treasury prices surged, especially in the long maturities the Fed was buying. Yields, which move in the opposite direction of prices, dropped. The 30-year U.S. Treasury yield, which began the reporting period at 4.12%, fell 118 basis points to end the reporting period at 2.94%. (A basis point is 1/100th of a percent.) Over the same timeframe, the 10-year U.S. Treasury yield declined from 2.80% to 1.80%. The five-year U.S. Treasury yield, which started the reporting period at 1.36%, dropped to its lowest level in 50 years to end the period at 0.71%.

    You will find a complete list of securities that the Fund owns on pages
    19-42.

    As interest rates rise, existing bond prices fall.

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                                           MANAGER'S COMMENTARY ON THE FUND |  3

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              o  YIELDS ON 5-YEAR TREASURY NOTE FELL TO 0.71% AT  o
                  END OF REPORTING PERIOD (JANUARY 31, 2012) --
                                LOWEST SINCE 1962

                    5-YEAR CONSTANT MATURITY TREASURY YIELDS

                    [CHART OF YIELDS ON 5-YEAR TREASURY NOTE]

                                           YIELD IN PERCENT
  1/2/1962                                       3.88%
  1/3/1962                                       3.87
  1/4/1962                                       3.86
  1/5/1962                                       3.89
  1/8/1962                                       3.91
  1/9/1962                                       3.93
 1/10/1962                                       3.94
 1/11/1962                                       3.94
 1/12/1962                                       3.95
 1/15/1962                                       3.96
 1/16/1962                                       3.98
 1/17/1962                                       3.97
 1/18/1962                                       3.96
 1/19/1962                                       3.95
 1/22/1962                                       3.93
 1/23/1962                                       3.94
 1/24/1962                                       3.93
 1/25/1962                                       3.94
 1/26/1962                                       3.97
 1/29/1962                                       3.98
 1/30/1962                                       3.98
 1/31/1962                                       3.99
  2/1/1962                                       4.00
  2/2/1962                                       3.97
  2/5/1962                                       3.96
  2/6/1962                                       3.96
  2/7/1962                                       3.95
  2/8/1962                                       3.93
  2/9/1962                                       3.91
 2/12/1962                                       3.91
 2/13/1962                                       3.91
 2/14/1962                                       3.90
 2/15/1962                                       3.90
 2/16/1962                                       3.88
 2/19/1962                                       3.86
 2/20/1962                                       3.88
 2/21/1962                                       3.86
 2/22/1962                                       3.86
 2/23/1962                                       3.83
 2/26/1962                                       3.80
 2/27/1962                                       3.80
 2/28/1962                                       3.77
  3/1/1962                                       3.71
  3/2/1962                                       3.72
  3/5/1962                                       3.74
  3/6/1962                                       3.74
  3/7/1962                                       3.74
  3/8/1962                                       3.72
  3/9/1962                                       3.71
 3/12/1962                                       3.73
 3/13/1962                                       3.70
 3/14/1962                                       3.72
 3/15/1962                                       3.73
 3/16/1962                                       3.72
 3/19/1962                                       3.71
 3/20/1962                                       3.67
 3/21/1962                                       3.61
 3/22/1962                                       3.58
 3/23/1962                                       3.62
 3/26/1962                                       3.65
 3/27/1962                                       3.65
 3/28/1962                                       3.64
 3/29/1962                                       3.64
 3/30/1962                                       3.61
  4/2/1962                                       3.58
  4/3/1962                                       3.55
  4/4/1962                                       3.51
  4/5/1962                                       3.56
  4/6/1962                                       3.55
  4/9/1962                                       3.57
 4/10/1962                                       3.57
 4/11/1962                                       3.61
 4/12/1962                                       3.61
 4/13/1962                                       3.60
 4/16/1962                                       3.60
 4/17/1962                                       3.60
 4/18/1962                                       3.60
 4/19/1962                                       3.60
 4/20/1962                                       3.60
 4/23/1962                                       3.63
 4/24/1962                                       3.65
 4/25/1962                                       3.66
 4/26/1962                                       3.66
 4/27/1962                                       3.64
 4/30/1962                                       3.64
  5/1/1962                                       3.63
  5/2/1962                                       3.64
  5/3/1962                                       3.64
  5/4/1962                                       3.64
  5/7/1962                                       3.64
  5/8/1962                                       3.62
  5/9/1962                                       3.60
 5/10/1962                                       3.61
 5/11/1962                                       3.61
 5/14/1962                                       3.63
 5/15/1962                                       3.67
 5/16/1962                                       3.67
 5/17/1962                                       3.67
 5/18/1962                                       3.72
 5/21/1962                                       3.74
 5/22/1962                                       3.71
 5/23/1962                                       3.69
 5/24/1962                                       3.68
 5/25/1962                                       3.66
 5/28/1962                                       3.65
 5/29/1962                                       3.66
 5/30/1962                                       3.66
 5/31/1962                                       3.66
  6/1/1962                                       3.64
  6/4/1962                                       3.63
  6/5/1962                                       3.64
  6/6/1962                                       3.62
  6/7/1962                                       3.60
  6/8/1962                                       3.60
 6/11/1962                                       3.59
 6/12/1962                                       3.57
 6/13/1962                                       3.57
 6/14/1962                                       3.60
 6/15/1962                                       3.60
 6/18/1962                                       3.61
 6/19/1962                                       3.64
 6/20/1962                                       3.63
 6/21/1962                                       3.61
 6/22/1962                                       3.61
 6/25/1962                                       3.68
 6/26/1962                                       3.71
 6/27/1962                                       3.68
 6/28/1962                                       3.76
 6/29/1962                                       3.76
  7/2/1962                                       3.77
  7/3/1962                                       3.76
  7/4/1962                                       3.76
  7/5/1962                                       3.78
  7/6/1962                                       3.79
  7/9/1962                                       3.83
 7/10/1962                                       3.81
 7/11/1962                                       3.77
 7/12/1962                                       3.78
 7/13/1962                                       3.78
 7/16/1962                                       3.80
 7/17/1962                                       3.82
 7/18/1962                                       3.83
 7/19/1962                                       3.83
 7/20/1962                                       3.82
 7/23/1962                                       3.81
 7/24/1962                                       3.82
 7/25/1962                                       3.83
 7/26/1962                                       3.82
 7/27/1962                                       3.79
 7/30/1962                                       3.81
 7/31/1962                                       3.82
  8/1/1962                                       3.80
  8/2/1962                                       3.76
  8/3/1962                                       3.77
  8/6/1962                                       3.76
  8/7/1962                                       3.79
  8/8/1962                                       3.78
  8/9/1962                                       3.76
 8/10/1962                                       3.76
 8/13/1962                                       3.74
 8/14/1962                                       3.73
 8/15/1962                                       3.72
 8/16/1962                                       3.69
 8/17/1962                                       3.69
 8/20/1962                                       3.66
 8/21/1962                                       3.66
 8/22/1962                                       3.66
 8/23/1962                                       3.66
 8/24/1962                                       3.66
 8/27/1962                                       3.67
 8/28/1962                                       3.67
 8/29/1962                                       3.67
 8/30/1962                                       3.66
 8/31/1962                                       3.66
  9/3/1962                                       3.66
  9/4/1962                                       3.67
  9/5/1962                                       3.68
  9/6/1962                                       3.72
  9/7/1962                                       3.74
 9/10/1962                                       3.72
 9/11/1962                                       3.72
 9/12/1962                                       3.72
 9/13/1962                                       3.72
 9/14/1962                                       3.72
 9/17/1962                                       3.71
 9/18/1962                                       3.71
 9/19/1962                                       3.71
 9/20/1962                                       3.71
 9/21/1962                                       3.71
 9/24/1962                                       3.69
 9/25/1962                                       3.68
 9/26/1962                                       3.67
 9/27/1962                                       3.67
 9/28/1962                                       3.66
 10/1/1962                                       3.64
 10/2/1962                                       3.62
 10/3/1962                                       3.60
 10/4/1962                                       3.60
 10/5/1962                                       3.62
 10/8/1962                                       3.64
 10/9/1962                                       3.64
10/10/1962                                       3.62
10/11/1962                                       3.63
10/12/1962                                       3.63
10/15/1962                                       3.63
10/16/1962                                       3.63
10/17/1962                                       3.64
10/18/1962                                       3.63
10/19/1962                                       3.62
10/22/1962                                       3.64
10/23/1962                                       3.67
10/24/1962                                       3.67
10/25/1962                                       3.67
10/26/1962                                       3.65
10/29/1962                                       3.64
10/30/1962                                       3.63
10/31/1962                                       3.64
 11/1/1962                                       3.63
 11/2/1962                                       3.62
 11/5/1962                                       3.61
 11/6/1962                                       3.61
 11/7/1962                                       3.60
 11/8/1962                                       3.59
 11/9/1962                                       3.57
11/12/1962                                       3.57
11/13/1962                                       3.58
11/14/1962                                       3.59
11/15/1962                                       3.59
11/16/1962                                       3.63
11/19/1962                                       3.62
11/20/1962                                       3.61
11/21/1962                                       3.59
11/22/1962                                       3.59
11/23/1962                                       3.59
11/26/1962                                       3.60
11/27/1962                                       3.60
11/28/1962                                       3.59
11/29/1962                                       3.59
11/30/1962                                       3.59
 12/3/1962                                       3.60
 12/4/1962                                       3.61
 12/5/1962                                       3.61
 12/6/1962                                       3.60
 12/7/1962                                       3.59
12/10/1962                                       3.58
12/11/1962                                       3.57
12/12/1962                                       3.57
12/13/1962                                       3.57
12/14/1962                                       3.57
12/17/1962                                       3.56
12/18/1962                                       3.55
12/19/1962                                       3.55
12/20/1962                                       3.54
12/21/1962                                       3.51
12/24/1962                                       3.50
12/25/1962                                       3.50
12/26/1962                                       3.50
12/27/1962                                       3.52
12/28/1962                                       3.56
12/31/1962                                       3.56
  1/1/1963                                       3.56
  1/2/1963                                       3.53
  1/3/1963                                       3.53
  1/4/1963                                       3.56
  1/7/1963                                       3.57
  1/8/1963                                       3.56
  1/9/1963                                       3.56
 1/10/1963                                       3.55
 1/11/1963                                       3.54
 1/14/1963                                       3.54
 1/15/1963                                       3.53
 1/16/1963                                       3.53
 1/17/1963                                       3.56
 1/18/1963                                       3.57
 1/21/1963                                       3.60
 1/22/1963                                       3.62
 1/23/1963                                       3.62
 1/24/1963                                       3.62
 1/25/1963                                       3.61
 1/28/1963                                       3.62
 1/29/1963                                       3.63
 1/30/1963                                       3.63
 1/31/1963                                       3.65
  2/1/1963                                       3.66
  2/4/1963                                       3.66
  2/5/1963                                       3.66
  2/6/1963                                       3.65
  2/7/1963                                       3.65
  2/8/1963                                       3.65
 2/11/1963                                       3.65
 2/12/1963                                       3.65
 2/13/1963                                       3.65
 2/14/1963                                       3.65
 2/15/1963                                       3.64
 2/18/1963                                       3.64
 2/19/1963                                       3.66
 2/20/1963                                       3.66
 2/21/1963                                       3.68
 2/22/1963                                       3.68
 2/25/1963                                       3.68
 2/26/1963                                       3.68
 2/27/1963                                       3.68
 2/28/1963                                       3.68
  3/1/1963                                       3.67
  3/4/1963                                       3.67
  3/5/1963                                       3.67
  3/6/1963                                       3.67
  3/7/1963                                       3.67
  3/8/1963                                       3.67
 3/11/1963                                       3.68
 3/12/1963                                       3.68
 3/13/1963                                       3.68
 3/14/1963                                       3.68
 3/15/1963                                       3.68
 3/18/1963                                       3.68
 3/19/1963                                       3.68
 3/20/1963                                       3.68
 3/21/1963                                       3.68
 3/22/1963                                       3.68
 3/25/1963                                       3.69
 3/26/1963                                       3.71
 3/27/1963                                       3.72
 3/28/1963                                       3.71
 3/29/1963                                       3.71
  4/1/1963                                       3.70
  4/2/1963                                       3.70
  4/3/1963                                       3.71
  4/4/1963                                       3.70
  4/5/1963                                       3.70
  4/8/1963                                       3.72
  4/9/1963                                       3.73
 4/10/1963                                       3.76
 4/11/1963                                       3.74
 4/12/1963                                       3.74
 4/15/1963                                       3.77
 4/16/1963                                       3.76
 4/17/1963                                       3.77
 4/18/1963                                       3.76
 4/19/1963                                       3.75
 4/22/1963                                       3.76
 4/23/1963                                       3.76
 4/24/1963                                       3.76
 4/25/1963                                       3.75
 4/26/1963                                       3.73
 4/29/1963                                       3.74
 4/30/1963                                       3.73
  5/1/1963                                       3.72
  5/2/1963                                       3.72
  5/3/1963                                       3.71
  5/6/1963                                       3.69
  5/7/1963                                       3.68
  5/8/1963                                       3.70
  5/9/1963                                       3.71
 5/10/1963                                       3.71
 5/13/1963                                       3.70
 5/14/1963                                       3.70
 5/15/1963                                       3.69
 5/16/1963                                       3.68
 5/17/1963                                       3.69
 5/20/1963                                       3.71
 5/21/1963                                       3.70
 5/22/1963                                       3.70
 5/23/1963                                       3.71
 5/24/1963                                       3.75
 5/27/1963                                       3.75
 5/28/1963                                       3.77
 5/29/1963                                       3.78
 5/30/1963                                       3.78
 5/31/1963                                       3.78
  6/3/1963                                       3.81
  6/4/1963                                       3.80
  6/5/1963                                       3.80
  6/6/1963                                       3.80
  6/7/1963                                       3.81
 6/10/1963                                       3.80
 6/11/1963                                       3.79
 6/12/1963                                       3.81
 6/13/1963                                       3.81
 6/14/1963                                       3.82
 6/17/1963                                       3.83
 6/18/1963                                       3.83
 6/19/1963                                       3.83
 6/20/1963                                       3.82
 6/21/1963                                       3.82
 6/24/1963                                       3.82
 6/25/1963                                       3.82
 6/26/1963                                       3.82
 6/27/1963                                       3.82
 6/28/1963                                       3.82
  7/1/1963                                       3.82
  7/2/1963                                       3.86
  7/3/1963                                       3.86
  7/4/1963                                       3.86
  7/5/1963                                       3.89
  7/8/1963                                       3.92
  7/9/1963                                       3.91
 7/10/1963                                       3.90
 7/11/1963                                       3.91
 7/12/1963                                       3.90
 7/15/1963                                       3.90
 7/16/1963                                       3.91
 7/17/1963                                       3.92
 7/18/1963                                       3.91
 7/19/1963                                       3.90
 7/22/1963                                       3.91
 7/23/1963                                       3.91
 7/24/1963                                       3.90
 7/25/1963                                       3.89
 7/26/1963                                       3.88
 7/29/1963                                       3.87
 7/30/1963                                       3.88
 7/31/1963                                       3.88
  8/1/1963                                       3.87
  8/2/1963                                       3.86
  8/5/1963                                       3.87
  8/6/1963                                       3.87
  8/7/1963                                       3.88
  8/8/1963                                       3.88
  8/9/1963                                       3.88
 8/12/1963                                       3.90
 8/13/1963                                       3.90
 8/14/1963                                       3.90
 8/15/1963                                       3.89
 8/16/1963                                       3.89
 8/19/1963                                       3.88
 8/20/1963                                       3.88
 8/21/1963                                       3.89
 8/22/1963                                       3.89
 8/23/1963                                       3.89
 8/26/1963                                       3.89
 8/27/1963                                       3.90
 8/28/1963                                       3.90
 8/29/1963                                       3.91
 8/30/1963                                       3.93
  9/2/1963                                       3.93
  9/3/1963                                       3.94
  9/4/1963                                       3.94
  9/5/1963                                       3.97
  9/6/1963                                       3.97
  9/9/1963                                       3.97
 9/10/1963                                       3.97
 9/11/1963                                       3.96
 9/12/1963                                       3.97
 9/13/1963                                       3.97
 9/16/1963                                       3.97
 9/17/1963                                       3.97
 9/18/1963                                       3.96
 9/19/1963                                       3.95
 9/20/1963                                       3.94
 9/23/1963                                       3.94
 9/24/1963                                       3.95
 9/25/1963                                       3.95
 9/26/1963                                       3.95
 9/27/1963                                       3.94
 9/30/1963                                       3.94
 10/1/1963                                       3.93
 10/2/1963                                       3.93
 10/3/1963                                       3.93
 10/4/1963                                       3.94
 10/7/1963                                       3.95
 10/8/1963                                       3.96
 10/9/1963                                       3.97
10/10/1963                                       3.97
10/11/1963                                       3.96
10/14/1963                                       3.96
10/15/1963                                       3.97
10/16/1963                                       3.97
10/17/1963                                       3.98
10/18/1963                                       3.99
10/21/1963                                       3.99
10/22/1963                                       3.98
10/23/1963                                       3.98
10/24/1963                                       3.97
10/25/1963                                       3.98
10/28/1963                                       3.98
10/29/1963                                       4.00
10/30/1963                                       4.00
10/31/1963                                       4.01
 11/1/1963                                       4.01
 11/4/1963                                       4.02
 11/5/1963                                       4.02
 11/6/1963                                       4.04
 11/7/1963                                       4.04
 11/8/1963                                       4.05
11/11/1963                                       4.05
11/12/1963                                       4.03
11/13/1963                                       4.04
11/14/1963                                       4.02
11/15/1963                                       4.00
11/18/1963                                       4.00
11/19/1963                                       4.00
11/20/1963                                       4.00
11/21/1963                                       4.00
11/22/1963                                       4.00
11/25/1963                                       4.00
11/26/1963                                       3.98
11/27/1963                                       3.99
11/28/1963                                       3.99
11/29/1963                                       3.99
 12/2/1963                                       4.01
 12/3/1963                                       4.02
 12/4/1963                                       4.01
 12/5/1963                                       4.01
 12/6/1963                                       4.01
 12/9/1963                                       4.01
12/10/1963                                       4.02
12/11/1963                                       4.03
12/12/1963                                       4.04
12/13/1963                                       4.05
12/16/1963                                       4.07
12/17/1963                                       4.07
12/18/1963                                       4.06
12/19/1963                                       4.06
12/20/1963                                       4.07
12/23/1963                                       4.07
12/24/1963                                       4.07
12/25/1963                                       4.07
12/26/1963                                       4.06
12/27/1963                                       4.05
12/30/1963                                       4.05
12/31/1963                                       4.06
  1/1/1964                                       4.06
  1/2/1964                                       4.07
  1/3/1964                                       4.07
  1/6/1964                                       4.08
  1/7/1964                                       4.08
  1/8/1964                                       4.09
  1/9/1964                                       4.09
 1/10/1964                                       4.10
 1/13/1964                                       4.08
 1/14/1964                                       4.08
 1/15/1964                                       4.09
 1/16/1964                                       4.08
 1/17/1964                                       4.07
 1/20/1964                                       4.06
 1/21/1964                                       4.05
 1/22/1964                                       4.05
 1/23/1964                                       4.05
 1/24/1964                                       4.06
 1/27/1964                                       4.06
 1/28/1964                                       4.06
 1/29/1964                                       4.06
 1/30/1964                                       4.05
 1/31/1964                                       4.03
  2/3/1964                                       4.02
  2/4/1964                                       4.03
  2/5/1964                                       4.02
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  2/7/1964                                       4.01
 2/10/1964                                       4.02
 2/11/1964                                       4.02
 2/12/1964                                       4.02
 2/13/1964                                       4.02
 2/14/1964                                       4.02
 2/17/1964                                       4.02
 2/18/1964                                       4.03
 2/19/1964                                       4.03
 2/20/1964                                       4.04
 2/21/1964                                       4.04
 2/24/1964                                       4.05
 2/25/1964                                       4.06
 2/26/1964                                       4.05
 2/27/1964                                       4.07
 2/28/1964                                       4.10
  3/2/1964                                       4.10
  3/3/1964                                       4.10
  3/4/1964                                       4.11
  3/5/1964                                       4.10
  3/6/1964                                       4.11
  3/9/1964                                       4.10
 3/10/1964                                       4.11
 3/11/1964                                       4.12
 3/12/1964                                       4.12
 3/13/1964                                       4.11
 3/16/1964                                       4.11
 3/17/1964                                       4.12
 3/18/1964                                       4.14
 3/19/1964                                       4.16
 3/20/1964                                       4.17
 3/23/1964                                       4.19
 3/24/1964                                       4.21
 3/25/1964                                       4.20
 3/26/1964                                       4.19
 3/27/1964                                       4.19
 3/30/1964                                       4.18
 3/31/1964                                       4.16
  4/1/1964                                       4.17
  4/2/1964                                       4.18
  4/3/1964                                       4.20
  4/6/1964                                       4.19
  4/7/1964                                       4.18
  4/8/1964                                       4.16
  4/9/1964                                       4.14
 4/10/1964                                       4.15
 4/13/1964                                       4.16
 4/14/1964                                       4.16
 4/15/1964                                       4.15
 4/16/1964                                       4.14
 4/17/1964                                       4.14
 4/20/1964                                       4.14
 4/21/1964                                       4.14
 4/22/1964                                       4.14
 4/23/1964                                       4.14
 4/24/1964                                       4.15
 4/27/1964                                       4.15
 4/28/1964                                       4.15
 4/29/1964                                       4.14
 4/30/1964                                       4.13
  5/1/1964                                       4.12
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  5/5/1964                                       4.10
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 5/11/1964                                       4.04
 5/12/1964                                       4.03
 5/13/1964                                       4.02
 5/14/1964                                       4.01
 5/15/1964                                       4.02
 5/18/1964                                       4.02
 5/19/1964                                       4.02
 5/20/1964                                       4.05
 5/21/1964                                       4.05
 5/22/1964                                       4.04
 5/25/1964                                       4.03
 5/26/1964                                       4.03
 5/27/1964                                       4.03
 5/28/1964                                       4.03
 5/29/1964                                       4.03
  6/1/1964                                       4.03
  6/2/1964                                       4.03
  6/3/1964                                       4.03
  6/4/1964                                       4.03
  6/5/1964                                       4.02
  6/8/1964                                       4.02
  6/9/1964                                       4.01
 6/10/1964                                       4.02
 6/11/1964                                       4.02
 6/12/1964                                       4.02
 6/15/1964                                       4.02
 6/16/1964                                       4.02
 6/17/1964                                       4.02
 6/18/1964                                       4.01
 6/19/1964                                       4.01
 6/22/1964                                       4.00
 6/23/1964                                       4.02
 6/24/1964                                       4.03
 6/25/1964                                       4.02
 6/26/1964                                       4.01
 6/29/1964                                       4.01
 6/30/1964                                       4.01
  7/1/1964                                       4.01
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  7/8/1964                                       4.00
  7/9/1964                                       4.01
 7/10/1964                                       4.01
 7/13/1964                                       4.02
 7/14/1964                                       4.02
 7/15/1964                                       4.02
 7/16/1964                                       4.03
 7/17/1964                                       4.04
 7/20/1964                                       4.05
 7/21/1964                                       4.05
 7/22/1964                                       4.04
 7/23/1964                                       4.03
 7/24/1964                                       4.03
 7/27/1964                                       4.03
 7/28/1964                                       4.04
 7/29/1964                                       4.05
 7/30/1964                                       4.05
 7/31/1964                                       4.04
  8/3/1964                                       4.04
  8/4/1964                                       4.04
  8/5/1964                                       4.04
  8/6/1964                                       4.04
  8/7/1964                                       4.05
 8/10/1964                                       4.06
 8/11/1964                                       4.07
 8/12/1964                                       4.06
 8/13/1964                                       4.06
 8/14/1964                                       4.05
 8/17/1964                                       4.05
 8/18/1964                                       4.05
 8/19/1964                                       4.05
 8/20/1964                                       4.05
 8/21/1964                                       4.05
 8/24/1964                                       4.06
 8/25/1964                                       4.06
 8/26/1964                                       4.06
 8/27/1964                                       4.06
 8/28/1964                                       4.07
 8/31/1964                                       4.07
  9/1/1964                                       4.08
  9/2/1964                                       4.09
  9/3/1964                                       4.09
  9/4/1964                                       4.09
  9/7/1964                                       4.09
  9/8/1964                                       4.10
  9/9/1964                                       4.10
 9/10/1964                                       4.09
 9/11/1964                                       4.09
 9/14/1964                                       4.09
 9/15/1964                                       4.10
 9/16/1964                                       4.09
 9/17/1964                                       4.08
 9/18/1964                                       4.07
 9/21/1964                                       4.06
 9/22/1964                                       4.06
 9/23/1964                                       4.06
 9/24/1964                                       4.06
 9/25/1964                                       4.06
 9/28/1964                                       4.04
 9/29/1964                                       4.05
 9/30/1964                                       4.05
 10/1/1964                                       4.05
 10/2/1964                                       4.07
 10/5/1964                                       4.07
 10/6/1964                                       4.07
 10/7/1964                                       4.07
 10/8/1964                                       4.07
 10/9/1964                                       4.08
10/12/1964                                       4.08
10/13/1964                                       4.08
10/14/1964                                       4.08
10/15/1964                                       4.08
10/16/1964                                       4.09
10/19/1964                                       4.09
10/20/1964                                       4.08
10/21/1964                                       4.07
10/22/1964                                       4.07
10/23/1964                                       4.07
10/26/1964                                       4.07
10/27/1964                                       4.06
10/28/1964                                       4.05
10/29/1964                                       4.04
10/30/1964                                       4.05
 11/2/1964                                       4.04
 11/3/1964                                       4.04
 11/4/1964                                       4.04
 11/5/1964                                       4.04
 11/6/1964                                       4.04
 11/9/1964                                       4.03
11/10/1964                                       4.01
11/11/1964                                       4.01
11/12/1964                                       3.99
11/13/1964                                       4.00
11/16/1964                                       4.01
11/17/1964                                       4.01
11/18/1964                                       4.01
11/19/1964                                       4.01
11/20/1964                                       4.01
11/23/1964                                       4.08
11/24/1964                                       4.09
11/25/1964                                       4.10
11/26/1964                                       4.10
11/27/1964                                       4.11
11/30/1964                                       4.13
 12/1/1964                                       4.13
 12/2/1964                                       4.12
 12/3/1964                                       4.09
 12/4/1964                                       4.08
 12/7/1964                                       4.07
 12/8/1964                                       4.06
 12/9/1964                                       4.06
12/10/1964                                       4.06
12/11/1964                                       4.07
12/14/1964                                       4.08
12/15/1964                                       4.08
12/16/1964                                       4.08
12/17/1964                                       4.08
12/18/1964                                       4.09
12/21/1964                                       4.09
12/22/1964                                       4.09
12/23/1964                                       4.09
12/24/1964                                       4.09
12/25/1964                                       4.09
12/28/1964                                       4.09
12/29/1964                                       4.09
12/30/1964                                       4.09
12/31/1964                                       4.12
  1/1/1965                                       4.12
  1/4/1965                                       4.12
  1/5/1965                                       4.11
  1/6/1965                                       4.11
  1/7/1965                                       4.12
  1/8/1965                                       4.12
 1/11/1965                                       4.12
 1/12/1965                                       4.11
 1/13/1965                                       4.10
 1/14/1965                                       4.10
 1/15/1965                                       4.11
 1/18/1965                                       4.11
 1/19/1965                                       4.10
 1/20/1965                                       4.09
 1/21/1965                                       4.08
 1/22/1965                                       4.08
 1/25/1965                                       4.08
 1/26/1965                                       4.09
 1/27/1965                                       4.09
 1/28/1965                                       4.10
 1/29/1965                                       4.11
  2/1/1965                                       4.12
  2/2/1965                                       4.12
  2/3/1965                                       4.13
  2/4/1965                                       4.15
  2/5/1965                                       4.16
  2/8/1965                                       4.15
  2/9/1965                                       4.15
 2/10/1965                                       4.15
 2/11/1965                                       4.15
 2/12/1965                                       4.15
 2/15/1965                                       4.15
 2/16/1965                                       4.15
 2/17/1965                                       4.14
 2/18/1965                                       4.15
 2/19/1965                                       4.16
 2/22/1965                                       4.16
 2/23/1965                                       4.15
 2/24/1965                                       4.15
 2/25/1965                                       4.15
 2/26/1965                                       4.16
  3/1/1965                                       4.16
  3/2/1965                                       4.18
  3/3/1965                                       4.17
  3/4/1965                                       4.17
  3/5/1965                                       4.17
  3/8/1965                                       4.17
  3/9/1965                                       4.18
 3/10/1965                                       4.17
 3/11/1965                                       4.16
 3/12/1965                                       4.16
 3/15/1965                                       4.15
 3/16/1965                                       4.14
 3/17/1965                                       4.12
 3/18/1965                                       4.13
 3/19/1965                                       4.13
 3/22/1965                                       4.13
 3/23/1965                                       4.13
 3/24/1965                                       4.12
 3/25/1965                                       4.13
 3/26/1965                                       4.14
 3/29/1965                                       4.15
 3/30/1965                                       4.14
 3/31/1965                                       4.14
  4/1/1965                                       4.14
  4/2/1965                                       4.15
  4/5/1965                                       4.15
  4/6/1965                                       4.14
  4/7/1965                                       4.14
  4/8/1965                                       4.13
  4/9/1965                                       4.15
 4/12/1965                                       4.15
 4/13/1965                                       4.14
 4/14/1965                                       4.14
 4/15/1965                                       4.15
 4/16/1965                                       4.15
 4/19/1965                                       4.16
 4/20/1965                                       4.16
 4/21/1965                                       4.16
 4/22/1965                                       4.16
 4/23/1965                                       4.16
 4/26/1965                                       4.16
 4/27/1965                                       4.16
 4/28/1965                                       4.16
 4/29/1965                                       4.16
 4/30/1965                                       4.16
  5/3/1965                                       4.16
  5/4/1965                                       4.14
  5/5/1965                                       4.14
  5/6/1965                                       4.14
  5/7/1965                                       4.14
 5/10/1965                                       4.15
 5/11/1965                                       4.15
 5/12/1965                                       4.16
 5/13/1965                                       4.16
 5/14/1965                                       4.15
 5/17/1965                                       4.15
 5/18/1965                                       4.15
 5/19/1965                                       4.15
 5/20/1965                                       4.15
 5/21/1965                                       4.15
 5/24/1965                                       4.15
 5/25/1965                                       4.15
 5/26/1965                                       4.14
 5/27/1965                                       4.14
 5/28/1965                                       4.15
 5/31/1965                                       4.15
  6/1/1965                                       4.15
  6/2/1965                                       4.16
  6/3/1965                                       4.15
  6/4/1965                                       4.15
  6/7/1965                                       4.15
  6/8/1965                                       4.16
  6/9/1965                                       4.16
 6/10/1965                                       4.16
 6/11/1965                                       4.16
 6/14/1965                                       4.15
 6/15/1965                                       4.15
 6/16/1965                                       4.15
 6/17/1965                                       4.15
 6/18/1965                                       4.15
 6/21/1965                                       4.15
 6/22/1965                                       4.15
 6/23/1965                                       4.13
 6/24/1965                                       4.13
 6/25/1965                                       4.13
 6/28/1965                                       4.14
 6/29/1965                                       4.14
 6/30/1965                                       4.14
  7/1/1965                                       4.15
  7/2/1965                                       4.16
  7/5/1965                                       4.16
  7/6/1965                                       4.16
  7/7/1965                                       4.14
  7/8/1965                                       4.14
  7/9/1965                                       4.15
 7/12/1965                                       4.15
 7/13/1965                                       4.15
 7/14/1965                                       4.15
 7/15/1965                                       4.15
 7/16/1965                                       4.15
 7/19/1965                                       4.14
 7/20/1965                                       4.14
 7/21/1965                                       4.14
 7/22/1965                                       4.15
 7/23/1965                                       4.15
 7/26/1965                                       4.15
 7/27/1965                                       4.15
 7/28/1965                                       4.15
 7/29/1965                                       4.17
 7/30/1965                                       4.18
  8/2/1965                                       4.18
  8/3/1965                                       4.18
  8/4/1965                                       4.18
  8/5/1965                                       4.19
  8/6/1965                                       4.19
  8/9/1965                                       4.19
 8/10/1965                                       4.19
 8/11/1965                                       4.20
 8/12/1965                                       4.20
 8/13/1965                                       4.20
 8/16/1965                                       4.20
 8/17/1965                                       4.22
 8/18/1965                                       4.22
 8/19/1965                                       4.21
 8/20/1965                                       4.20
 8/23/1965                                       4.21
 8/24/1965                                       4.22
 8/25/1965                                       4.21
 8/26/1965                                       4.22
 8/27/1965                                       4.22
 8/30/1965                                       4.22
 8/31/1965                                       4.22
  9/1/1965                                       4.23
  9/2/1965                                       4.23
  9/3/1965                                       4.22
  9/6/1965                                       4.22
  9/7/1965                                       4.23
  9/8/1965                                       4.23
  9/9/1965                                       4.24
 9/10/1965                                       4.24
 9/13/1965                                       4.23
 9/14/1965                                       4.23
 9/15/1965                                       4.24
 9/16/1965                                       4.23
 9/17/1965                                       4.23
 9/20/1965                                       4.23
 9/21/1965                                       4.24
 9/22/1965                                       4.25
 9/23/1965                                       4.26
 9/24/1965                                       4.27
 9/27/1965                                       4.27
 9/28/1965                                       4.30
 9/29/1965                                       4.34
 9/30/1965                                       4.33
 10/1/1965                                       4.34
 10/4/1965                                       4.33
 10/5/1965                                       4.32
 10/6/1965                                       4.31
 10/7/1965                                       4.31
 10/8/1965                                       4.31
10/11/1965                                       4.31
10/12/1965                                       4.31
10/13/1965                                       4.30
10/14/1965                                       4.31
10/15/1965                                       4.33
10/18/1965                                       4.34
10/19/1965                                       4.34
10/20/1965                                       4.35
10/21/1965                                       4.35
10/22/1965                                       4.34
10/25/1965                                       4.37
10/26/1965                                       4.37
10/27/1965                                       4.37
10/28/1965                                       4.39
10/29/1965                                       4.40
 11/1/1965                                       4.43
 11/2/1965                                       4.43
 11/3/1965                                       4.44
 11/4/1965                                       4.45
 11/5/1965                                       4.48
 11/8/1965                                       4.50
 11/9/1965                                       4.50
11/10/1965                                       4.49
11/11/1965                                       4.49
11/12/1965                                       4.47
11/15/1965                                       4.47
11/16/1965                                       4.46
11/17/1965                                       4.46
11/18/1965                                       4.45
11/19/1965                                       4.46
11/22/1965                                       4.45
11/23/1965                                       4.45
11/24/1965                                       4.44
11/25/1965                                       4.44
11/26/1965                                       4.44
11/29/1965                                       4.45
11/30/1965                                       4.47
 12/1/1965                                       4.52
 12/2/1965                                       4.51
 12/3/1965                                       4.52
 12/6/1965                                       4.69
 12/7/1965                                       4.67
 12/8/1965                                       4.69
 12/9/1965                                       4.69
12/10/1965                                       4.69
12/13/1965                                       4.74
12/14/1965                                       4.77
12/15/1965                                       4.77
12/16/1965                                       4.76
12/17/1965                                       4.75
12/20/1965                                       4.71
12/21/1965                                       4.74
12/22/1965                                       4.76
12/23/1965                                       4.78
12/24/1965                                       4.78
12/27/1965                                       4.77
12/28/1965                                       4.79
12/29/1965                                       4.81
12/30/1965                                       4.84
12/31/1965                                       4.88
  1/3/1966                                       4.88
  1/4/1966                                       4.89
  1/5/1966                                       4.87
  1/6/1966                                       4.84
  1/7/1966                                       4.83
 1/10/1966                                       4.84
 1/11/1966                                       4.83
 1/12/1966                                       4.77
 1/13/1966                                       4.79
 1/14/1966                                       4.82
 1/17/1966                                       4.84
 1/18/1966                                       4.83
 1/19/1966                                       4.83
 1/20/1966                                       4.84
 1/21/1966                                       4.85
 1/24/1966                                       4.88
 1/25/1966                                       4.90
 1/26/1966                                       4.91
 1/27/1966                                       4.92
 1/28/1966                                       4.95
 1/31/1966                                       4.98
  2/1/1966                                       4.94
  2/2/1966                                       4.95
  2/3/1966                                       4.95
  2/4/1966                                       4.95
  2/7/1966                                       4.99
  2/8/1966                                       4.97
  2/9/1966                                       4.97
 2/10/1966                                       4.98
 2/11/1966                                       5.01
 2/14/1966                                       5.00
 2/15/1966                                       5.00
 2/16/1966                                       5.00
 2/17/1966                                       4.97
 2/18/1966                                       4.98
 2/21/1966                                       5.00
 2/22/1966                                       5.00
 2/23/1966                                       5.00
 2/24/1966                                       4.99
 2/25/1966                                       5.02
 2/28/1966                                       5.03
  3/1/1966                                       5.02
  3/2/1966                                       5.00
  3/3/1966                                       4.99
  3/4/1966                                       4.97
  3/7/1966                                       4.97
  3/8/1966                                       4.95
  3/9/1966                                       4.96
 3/10/1966                                       4.98
 3/11/1966                                       4.99
 3/14/1966                                       4.95
 3/15/1966                                       4.91
 3/16/1966                                       4.91
 3/17/1966                                       4.88
 3/18/1966                                       4.88
 3/21/1966                                       4.84
 3/22/1966                                       4.84
 3/23/1966                                       4.81
 3/24/1966                                       4.88
 3/25/1966                                       4.95
 3/28/1966                                       4.93
 3/29/1966                                       4.91
 3/30/1966                                       4.81
 3/31/1966                                       4.84
  4/1/1966                                       4.81
  4/4/1966                                       4.81
  4/5/1966                                       4.76
  4/6/1966                                       4.79
  4/7/1966                                       4.83
  4/8/1966                                       4.83
 4/11/1966                                       4.83
 4/12/1966                                       4.83
 4/13/1966                                       4.84
 4/14/1966                                       4.84
 4/15/1966                                       4.86
 4/18/1966                                       4.84
 4/19/1966                                       4.83
 4/20/1966                                       4.85
 4/21/1966                                       4.83
 4/22/1966                                       4.83
 4/25/1966                                       4.84
 4/26/1966                                       4.86
 4/27/1966                                       4.85
 4/28/1966                                       4.84
 4/29/1966                                       4.85
  5/2/1966                                       4.86
  5/3/1966                                       4.86
  5/4/1966                                       4.86
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  5/6/1966                                       4.86
  5/9/1966                                       4.82
 5/10/1966                                       4.82
 5/11/1966                                       4.85
 5/12/1966                                       4.84
 5/13/1966                                       4.85
 5/16/1966                                       4.85
 5/17/1966                                       4.84
 5/18/1966                                       4.84
 5/19/1966                                       4.86
 5/20/1966                                       4.88
 5/23/1966                                       4.92
 5/24/1966                                       4.96
 5/25/1966                                       4.97
 5/26/1966                                       4.99
 5/27/1966                                       5.00
 5/30/1966                                       5.00
 5/31/1966                                       5.00
  6/1/1966                                       5.02
  6/2/1966                                       4.99
  6/3/1966                                       5.01
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 6/10/1966                                       5.01
 6/13/1966                                       5.00
 6/14/1966                                       5.00
 6/15/1966                                       4.93
 6/16/1966                                       4.90
 6/17/1966                                       4.90
 6/20/1966                                       4.88
 6/21/1966                                       4.88
 6/22/1966                                       4.89
 6/23/1966                                       4.88
 6/24/1966                                       4.94
 6/27/1966                                       4.98
 6/28/1966                                       5.02
 6/29/1966                                       5.01
 6/30/1966                                       5.09
  7/1/1966                                       5.11
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  7/5/1966                                       5.09
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  7/7/1966                                       5.10
  7/8/1966                                       5.13
 7/11/1966                                       5.19
 7/12/1966                                       5.19
 7/13/1966                                       5.20
 7/14/1966                                       5.22
 7/15/1966                                       5.21
 7/18/1966                                       5.16
 7/19/1966                                       5.15
 7/20/1966                                       5.16
 7/21/1966                                       5.18
 7/22/1966                                       5.18
 7/25/1966                                       5.17
 7/26/1966                                       5.18
 7/27/1966                                       5.19
 7/28/1966                                       5.24
 7/29/1966                                       5.26
  8/1/1966                                       5.26
  8/2/1966                                       5.25
  8/3/1966                                       5.28
  8/4/1966                                       5.28
  8/5/1966                                       5.30
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  8/9/1966                                       5.32
 8/10/1966                                       5.33
 8/11/1966                                       5.35
 8/12/1966                                       5.37
 8/15/1966                                       5.42
 8/16/1966                                       5.49
 8/17/1966                                       5.54
 8/18/1966                                       5.60
 8/19/1966                                       5.62
 8/22/1966                                       5.58
 8/23/1966                                       5.63
 8/24/1966                                       5.68
 8/25/1966                                       5.73
 8/26/1966                                       5.83
 8/29/1966                                       5.89
 8/30/1966                                       5.85
 8/31/1966                                       5.68
  9/1/1966                                       5.63
  9/2/1966                                       5.55
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  9/6/1966                                       5.53
  9/7/1966                                       5.54
  9/8/1966                                       5.53
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 9/12/1966                                       5.51
 9/13/1966                                       5.48
 9/14/1966                                       5.54
 9/15/1966                                       5.56
 9/16/1966                                       5.55
 9/19/1966                                       5.64
 9/20/1966                                       5.60
 9/21/1966                                       5.53
 9/22/1966                                       5.47
 9/23/1966                                       5.47
 9/26/1966                                       5.44
 9/27/1966                                       5.39
 9/28/1966                                       5.35
 9/29/1966                                       5.25
 9/30/1966                                       5.34
 10/3/1966                                       5.37
 10/4/1966                                       5.32
 10/5/1966                                       5.27
 10/6/1966                                       5.24
 10/7/1966                                       5.26
10/10/1966                                       5.30
10/11/1966                                       5.29
10/12/1966                                       5.29
10/13/1966                                       5.29
10/14/1966                                       5.29
10/17/1966                                       5.26
10/18/1966                                       5.24
10/19/1966                                       5.25
10/20/1966                                       5.28
10/21/1966                                       5.23
10/24/1966                                       5.23
10/25/1966                                       5.24
10/26/1966                                       5.27
10/27/1966                                       5.28
10/28/1966                                       5.22
10/31/1966                                       5.22
 11/1/1966                                       5.26
 11/2/1966                                       5.32
 11/3/1966                                       5.33
 11/4/1966                                       5.37
 11/7/1966                                       5.36
 11/8/1966                                       5.36
 11/9/1966                                       5.35
11/10/1966                                       5.39
11/11/1966                                       5.39
11/14/1966                                       5.41
11/15/1966                                       5.41
11/16/1966                                       5.42
11/17/1966                                       5.42
11/18/1966                                       5.41
11/21/1966                                       5.36
11/22/1966                                       5.38
11/23/1966                                       5.39
11/24/1966                                       5.39
11/25/1966                                       5.39
11/28/1966                                       5.35
11/29/1966                                       5.31
11/30/1966                                       5.28
 12/1/1966                                       5.25
 12/2/1966                                       5.22
 12/5/1966                                       5.24
 12/6/1966                                       5.25
 12/7/1966                                       5.22
 12/8/1966                                       5.24
 12/9/1966                                       5.18
12/12/1966                                       5.10
12/13/1966                                       5.05
12/14/1966                                       5.03
12/15/1966                                       4.91
12/16/1966                                       4.92
12/19/1966                                       4.86
12/20/1966                                       4.85
12/21/1966                                       4.84
12/22/1966                                       4.85
12/23/1966                                       4.84
12/26/1966                                       4.84
12/27/1966                                       4.87
12/28/1966                                       4.76
12/29/1966                                       4.80
12/30/1966                                       4.80
  1/2/1967                                       4.80
  1/3/1967                                       4.84
  1/4/1967                                       4.80
  1/5/1967                                       4.75
  1/6/1967                                       4.76
  1/9/1967                                       4.82
 1/10/1967                                       4.81
 1/11/1967                                       4.69
 1/12/1967                                       4.70
 1/13/1967                                       4.66
 1/16/1967                                       4.60
 1/17/1967                                       4.61
 1/18/1967                                       4.64
 1/19/1967                                       4.69
 1/20/1967                                       4.70
 1/23/1967                                       4.70
 1/24/1967                                       4.75
 1/25/1967                                       4.74
 1/26/1967                                       4.63
 1/27/1967                                       4.61
 1/30/1967                                       4.61
 1/31/1967                                       4.67
  2/1/1967                                       4.68
  2/2/1967                                       4.65
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 2/10/1967                                       4.72
 2/13/1967                                       4.72
 2/14/1967                                       4.74
 2/15/1967                                       4.78
 2/16/1967                                       4.78
 2/17/1967                                       4.79
 2/20/1967                                       4.80
 2/21/1967                                       4.81
 2/22/1967                                       4.81
 2/23/1967                                       4.83
 2/24/1967                                       4.79
 2/27/1967                                       4.78
 2/28/1967                                       4.78
  3/1/1967                                       4.70
  3/2/1967                                       4.64
  3/3/1967                                       4.62
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  3/9/1967                                       4.60
 3/10/1967                                       4.60
 3/13/1967                                       4.59
 3/14/1967                                       4.57
 3/15/1967                                       4.51
 3/16/1967                                       4.44
 3/17/1967                                       4.47
 3/20/1967                                       4.44
 3/21/1967                                       4.49
 3/22/1967                                       4.50
 3/23/1967                                       4.47
 3/24/1967                                       4.47
 3/27/1967                                       4.50
 3/28/1967                                       4.48
 3/29/1967                                       4.48
 3/30/1967                                       4.44
 3/31/1967                                       4.42
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  4/6/1967                                       4.40
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 4/10/1967                                       4.38
 4/11/1967                                       4.41
 4/12/1967                                       4.43
 4/13/1967                                       4.48
 4/14/1967                                       4.49
 4/17/1967                                       4.54
 4/18/1967                                       4.55
 4/19/1967                                       4.52
 4/20/1967                                       4.52
 4/21/1967                                       4.54
 4/24/1967                                       4.58
 4/25/1967                                       4.61
 4/26/1967                                       4.63
 4/27/1967                                       4.67
 4/28/1967                                       4.72
  5/1/1967                                       4.70
  5/2/1967                                       4.68
  5/3/1967                                       4.68
  5/4/1967                                       4.69
  5/5/1967                                       4.72
  5/8/1967                                       4.76
  5/9/1967                                       4.77
 5/10/1967                                       4.75
 5/11/1967                                       4.71
 5/12/1967                                       4.68
 5/15/1967                                       4.72
 5/16/1967                                       4.76
 5/17/1967                                       4.76
 5/18/1967                                       4.75
 5/19/1967                                       4.78
 5/22/1967                                       4.82
 5/23/1967                                       4.85
 5/24/1967                                       4.83
 5/25/1967                                       4.81
 5/26/1967                                       4.78
 5/29/1967                                       4.74
 5/30/1967                                       4.74
 5/31/1967                                       4.72
  6/1/1967                                       4.72
  6/2/1967                                       4.73
  6/5/1967                                       4.76
  6/6/1967                                       4.77
  6/7/1967                                       4.77
  6/8/1967                                       4.80
  6/9/1967                                       4.84
 6/12/1967                                       4.89
 6/13/1967                                       4.92
 6/14/1967                                       5.02
 6/15/1967                                       5.02
 6/16/1967                                       5.10
 6/19/1967                                       5.10
 6/20/1967                                       5.17
 6/21/1967                                       5.14
 6/22/1967                                       5.12
 6/23/1967                                       5.15
 6/26/1967                                       5.18
 6/27/1967                                       5.24
 6/28/1967                                       5.23
 6/29/1967                                       5.27
 6/30/1967                                       5.35
  7/3/1967                                       5.36
  7/4/1967                                       5.36
  7/5/1967                                       5.29
  7/6/1967                                       5.25
  7/7/1967                                       5.30
 7/10/1967                                       5.29
 7/11/1967                                       5.22
 7/12/1967                                       5.16
 7/13/1967                                       5.16
 7/14/1967                                       5.16
 7/17/1967                                       5.16
 7/18/1967                                       5.20
 7/19/1967                                       5.22
 7/20/1967                                       5.25
 7/21/1967                                       5.25
 7/24/1967                                       5.31
 7/25/1967                                       5.28
 7/26/1967                                       5.22
 7/27/1967                                       5.17
 7/28/1967                                       5.13
 7/31/1967                                       5.12
  8/1/1967                                       5.18
  8/2/1967                                       5.22
  8/3/1967                                       5.19
  8/4/1967                                       5.25
  8/7/1967                                       5.31
  8/8/1967                                       5.29
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 8/10/1967                                       5.30
 8/11/1967                                       5.32
 8/14/1967                                       5.32
 8/15/1967                                       5.31
 8/16/1967                                       5.31
 8/17/1967                                       5.32
 8/18/1967                                       5.34
 8/21/1967                                       5.37
 8/22/1967                                       5.38
 8/23/1967                                       5.40
 8/24/1967                                       5.37
 8/25/1967                                       5.38
 8/28/1967                                       5.34
 8/29/1967                                       5.32
 8/30/1967                                       5.34
 8/31/1967                                       5.34
  9/1/1967                                       5.32
  9/4/1967                                       5.32
  9/5/1967                                       5.29
  9/6/1967                                       5.28
  9/7/1967                                       5.30
  9/8/1967                                       5.37
 9/11/1967                                       5.38
 9/12/1967                                       5.40
 9/13/1967                                       5.37
 9/14/1967                                       5.39
 9/15/1967                                       5.40
 9/18/1967                                       5.42
 9/19/1967                                       5.47
 9/20/1967                                       5.43
 9/21/1967                                       5.45
 9/22/1967                                       5.46
 9/25/1967                                       5.48
 9/26/1967                                       5.47
 9/27/1967                                       5.47
 9/28/1967                                       5.44
 9/29/1967                                       5.38
 10/2/1967                                       5.43
 10/3/1967                                       5.44
 10/4/1967                                       5.47
 10/5/1967                                       5.47
 10/6/1967                                       5.48
 10/9/1967                                       5.49
10/10/1967                                       5.52
10/11/1967                                       5.53
10/12/1967                                       5.53
10/13/1967                                       5.56
10/16/1967                                       5.60
10/17/1967                                       5.61
10/18/1967                                       5.60
10/19/1967                                       5.59
10/20/1967                                       5.57
10/23/1967                                       5.61
10/24/1967                                       5.63
10/25/1967                                       5.63
10/26/1967                                       5.65
10/27/1967                                       5.64
10/30/1967                                       5.67
10/31/1967                                       5.72
 11/1/1967                                       5.76
 11/2/1967                                       5.76
 11/3/1967                                       5.80
 11/6/1967                                       5.83
 11/7/1967                                       5.83
 11/8/1967                                       5.81
 11/9/1967                                       5.83
11/10/1967                                       5.87
11/13/1967                                       5.91
11/14/1967                                       5.81
11/15/1967                                       5.78
11/16/1967                                       5.68
11/17/1967                                       5.72
11/20/1967                                       5.87
11/21/1967                                       5.72
11/22/1967                                       5.68
11/23/1967                                       5.68
11/24/1967                                       5.78
11/27/1967                                       5.78
11/28/1967                                       5.65
11/29/1967                                       5.69
11/30/1967                                       5.77
 12/1/1967                                       5.82
 12/4/1967                                       5.80
 12/5/1967                                       5.77
 12/6/1967                                       5.72
 12/7/1967                                       5.76
 12/8/1967                                       5.78
12/11/1967                                       5.81
12/12/1967                                       5.81
12/13/1967                                       5.74
12/14/1967                                       5.77
12/15/1967                                       5.79
12/18/1967                                       5.75
12/19/1967                                       5.70
12/20/1967                                       5.66
12/21/1967                                       5.70
12/22/1967                                       5.74
12/25/1967                                       5.74
12/26/1967                                       5.70
12/27/1967                                       5.70
12/28/1967                                       5.79
12/29/1967                                       5.78
  1/1/1968                                       5.78
  1/2/1968                                       5.68
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 1/10/1968                                       5.45
 1/11/1968                                       5.43
 1/12/1968                                       5.42
 1/15/1968                                       5.47
 1/16/1968                                       5.51
 1/17/1968                                       5.46
 1/18/1968                                       5.55
 1/19/1968                                       5.59
 1/22/1968                                       5.61
 1/23/1968                                       5.56
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 1/25/1968                                       5.52
 1/26/1968                                       5.55
 1/29/1968                                       5.54
 1/30/1968                                       5.55
 1/31/1968                                       5.55
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 2/12/1968                                       5.63
 2/13/1968                                       5.58
 2/14/1968                                       5.56
 2/15/1968                                       5.53
 2/16/1968                                       5.49
 2/19/1968                                       5.54
 2/20/1968                                       5.55
 2/21/1968                                       5.55
 2/22/1968                                       5.55
 2/23/1968                                       5.58
 2/26/1968                                       5.61
 2/27/1968                                       5.60
 2/28/1968                                       5.58
 2/29/1968                                       5.57
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  3/7/1968                                       5.71
  3/8/1968                                       5.78
 3/11/1968                                       5.78
 3/12/1968                                       5.82
 3/13/1968                                       5.90
 3/14/1968                                       6.00
 3/15/1968                                       5.88
 3/18/1968                                       5.78
 3/19/1968                                       5.78
 3/20/1968                                       5.71
 3/21/1968                                       5.78
 3/22/1968                                       5.74
 3/25/1968                                       5.74
 3/26/1968                                       5.78
 3/27/1968                                       5.77
 3/28/1968                                       5.79
 3/29/1968                                       5.76
  4/1/1968                                       5.64
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 4/10/1968                                       5.48
 4/11/1968                                       5.53
 4/12/1968                                       5.53
 4/15/1968                                       5.62
 4/16/1968                                       5.66
 4/17/1968                                       5.67
 4/18/1968                                       5.72
 4/19/1968                                       5.90
 4/22/1968                                       5.93
 4/23/1968                                       5.84
 4/24/1968                                       5.84
 4/25/1968                                       5.85
 4/26/1968                                       5.84
 4/29/1968                                       5.96
 4/30/1968                                       5.96
  5/1/1968                                       5.92
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 5/10/1968                                       5.97
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 5/16/1968                                       6.07
 5/17/1968                                       6.11
 5/20/1968                                       6.15
 5/21/1968                                       6.21
 5/22/1968                                       6.20
 5/23/1968                                       6.13
 5/24/1968                                       6.08
 5/27/1968                                       6.02
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 5/29/1968                                       6.08
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  6/4/1968                                       5.90
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  6/7/1968                                       5.93
 6/10/1968                                       5.92
 6/11/1968                                       5.91
 6/12/1968                                       5.90
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 6/14/1968                                       5.82
 6/17/1968                                       5.81
 6/18/1968                                       5.82
 6/19/1968                                       5.78
 6/20/1968                                       5.73
 6/21/1968                                       5.74
 6/24/1968                                       5.77
 6/25/1968                                       5.81
 6/26/1968                                       5.81
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 6/28/1968                                       5.79
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 7/10/1968                                       5.64
 7/11/1968                                       5.65
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 7/16/1968                                       5.68
 7/17/1968                                       5.64
 7/18/1968                                       5.62
 7/19/1968                                       5.56
 7/22/1968                                       5.47
 7/23/1968                                       5.43
 7/24/1968                                       5.46
 7/25/1968                                       5.46
 7/26/1968                                       5.50
 7/29/1968                                       5.53
 7/30/1968                                       5.53
 7/31/1968                                       5.50
  8/1/1968                                       5.47
  8/2/1968                                       5.43
  8/5/1968                                       5.48
  8/6/1968                                       5.50
  8/7/1968                                       5.45
  8/8/1968                                       5.46
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 8/12/1968                                       5.52
 8/13/1968                                       5.52
 8/14/1968                                       5.51
 8/15/1968                                       5.52
 8/16/1968                                       5.49
 8/19/1968                                       5.49
 8/20/1968                                       5.50
 8/21/1968                                       5.52
 8/22/1968                                       5.55
 8/23/1968                                       5.52
 8/26/1968                                       5.51
 8/27/1968                                       5.51
 8/28/1968                                       5.50
 8/29/1968                                       5.49
 8/30/1968                                       5.48
  9/2/1968                                       5.48
  9/3/1968                                       5.46
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  9/5/1968                                       5.49
  9/6/1968                                       5.51
  9/9/1968                                       5.52
 9/10/1968                                       5.54
 9/11/1968                                       5.52
 9/12/1968                                       5.52
 9/13/1968                                       5.49
 9/16/1968                                       5.48
 9/17/1968                                       5.47
 9/18/1968                                       5.44
 9/19/1968                                       5.43
 9/20/1968                                       5.46
 9/23/1968                                       5.46
 9/24/1968                                       5.44
 9/25/1968                                       5.44
 9/26/1968                                       5.45
 9/27/1968                                       5.46
 9/30/1968                                       5.48
 10/1/1968                                       5.48
 10/2/1968                                       5.48
 10/3/1968                                       5.49
 10/4/1968                                       5.50
 10/7/1968                                       5.54
 10/8/1968                                       5.56
 10/9/1968                                       5.57
10/10/1968                                       5.57
10/11/1968                                       5.55
10/14/1968                                       5.57
10/15/1968                                       5.60
10/16/1968                                       5.57
10/17/1968                                       5.53
10/18/1968                                       5.53
10/21/1968                                       5.56
10/22/1968                                       5.56
10/23/1968                                       5.55
10/24/1968                                       5.60
10/25/1968                                       5.58
10/28/1968                                       5.58
10/29/1968                                       5.60
10/30/1968                                       5.59
10/31/1968                                       5.57
 11/1/1968                                       5.56
 11/4/1968                                       5.60
 11/5/1968                                       5.60
 11/6/1968                                       5.59
 11/7/1968                                       5.61
 11/8/1968                                       5.64
11/11/1968                                       5.64
11/12/1968                                       5.66
11/13/1968                                       5.63
11/14/1968                                       5.63
11/15/1968                                       5.66
11/18/1968                                       5.68
11/19/1968                                       5.70
11/20/1968                                       5.69
11/21/1968                                       5.68
11/22/1968                                       5.69
11/25/1968                                       5.70
11/26/1968                                       5.71
11/27/1968                                       5.71
11/28/1968                                       5.71
11/29/1968                                       5.72
 12/2/1968                                       5.85
 12/3/1968                                       5.96
 12/4/1968                                       5.99
 12/5/1968                                       5.98
 12/6/1968                                       5.97
 12/9/1968                                       6.01
12/10/1968                                       6.04
12/11/1968                                       6.01
12/12/1968                                       6.05
12/13/1968                                       6.02
12/16/1968                                       6.05
12/17/1968                                       6.06
12/18/1968                                       6.11
12/19/1968                                       6.17
12/20/1968                                       6.24
12/23/1968                                       6.32
12/24/1968                                       6.34
12/25/1968                                       6.34
12/26/1968                                       6.28
12/27/1968                                       6.32
12/30/1968                                       6.36
12/31/1968                                       6.33
  1/1/1969                                       6.33
  1/2/1969                                       6.29
  1/3/1969                                       6.28
  1/6/1969                                       6.34
  1/7/1969                                       6.43
  1/8/1969                                       6.38
  1/9/1969                                       6.34
 1/10/1969                                       6.32
 1/13/1969                                       6.30
 1/14/1969                                       6.27
 1/15/1969                                       6.19
 1/16/1969                                       6.11
 1/17/1969                                       6.14
 1/20/1969                                       6.11
 1/21/1969                                       6.15
 1/22/1969                                       6.21
 1/23/1969                                       6.21
 1/24/1969                                       6.19
 1/27/1969                                       6.20
 1/28/1969                                       6.22
 1/29/1969                                       6.24
 1/30/1969                                       6.28
 1/31/1969                                       6.30
  2/3/1969                                       6.32
  2/4/1969                                       6.30
  2/5/1969                                       6.32
  2/6/1969                                       6.34
  2/7/1969                                       6.30
 2/10/1969                                       6.30
 2/11/1969                                       6.27
 2/12/1969                                       6.27
 2/13/1969                                       6.27
 2/14/1969                                       6.29
 2/17/1969                                       6.32
 2/18/1969                                       6.34
 2/19/1969                                       6.36
 2/20/1969                                       6.37
 2/21/1969                                       6.37
 2/24/1969                                       6.35
 2/25/1969                                       6.38
 2/26/1969                                       6.40
 2/27/1969                                       6.45
 2/28/1969                                       6.44
  3/3/1969                                       6.45
  3/4/1969                                       6.42
  3/5/1969                                       6.43
  3/6/1969                                       6.45
  3/7/1969                                       6.45
 3/10/1969                                       6.45
 3/11/1969                                       6.45
 3/12/1969                                       6.42
 3/13/1969                                       6.42
 3/14/1969                                       6.39
 3/17/1969                                       6.44
 3/18/1969                                       6.44
 3/19/1969                                       6.40
 3/20/1969                                       6.39
 3/21/1969                                       6.37
 3/24/1969                                       6.35
 3/25/1969                                       6.38
 3/26/1969                                       6.37
 3/27/1969                                       6.38
 3/28/1969                                       6.36
 3/31/1969                                       6.36
  4/1/1969                                       6.32
  4/2/1969                                       6.32
  4/3/1969                                       6.34
  4/4/1969                                       6.34
  4/7/1969                                       6.37
  4/8/1969                                       6.33
  4/9/1969                                       6.26
 4/10/1969                                       6.27
 4/11/1969                                       6.26
 4/14/1969                                       6.20
 4/15/1969                                       6.26
 4/16/1969                                       6.24
 4/17/1969                                       6.27
 4/18/1969                                       6.30
 4/21/1969                                       6.28
 4/22/1969                                       6.26
 4/23/1969                                       6.26
 4/24/1969                                       6.29
 4/25/1969                                       6.30
 4/28/1969                                       6.34
 4/29/1969                                       6.38
 4/30/1969                                       6.37
  5/1/1969                                       6.46
  5/2/1969                                       6.45
  5/5/1969                                       6.45
  5/6/1969                                       6.46
  5/7/1969                                       6.47
  5/8/1969                                       6.46
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 5/12/1969                                       6.52
 5/13/1969                                       6.49
 5/14/1969                                       6.46
 5/15/1969                                       6.49
 5/16/1969                                       6.54
 5/19/1969                                       6.58
 5/20/1969                                       6.57
 5/21/1969                                       6.55
 5/22/1969                                       6.56
 5/23/1969                                       6.59
 5/26/1969                                       6.62
 5/27/1969                                       6.67
 5/28/1969                                       6.68
 5/29/1969                                       6.69
 5/30/1969                                       6.69
  6/2/1969                                       6.69
  6/3/1969                                       6.69
  6/4/1969                                       6.71
  6/5/1969                                       6.69
  6/6/1969                                       6.68
  6/9/1969                                       6.76
 6/10/1969                                       6.72
 6/11/1969                                       6.73
 6/12/1969                                       6.70
 6/13/1969                                       6.66
 6/16/1969                                       6.64
 6/17/1969                                       6.68
 6/18/1969                                       6.68
 6/19/1969                                       6.74
 6/20/1969                                       6.76
 6/23/1969                                       6.78
 6/24/1969                                       6.82
 6/25/1969                                       6.85
 6/26/1969                                       6.84
 6/27/1969                                       6.88
 6/30/1969                                       6.98
  7/1/1969                                       7.02
  7/2/1969                                       7.04
  7/3/1969                                       7.01
  7/4/1969                                       7.01
  7/7/1969                                       7.02
  7/8/1969                                       7.04
  7/9/1969                                       7.08
 7/10/1969                                       7.04
 7/11/1969                                       6.88
 7/14/1969                                       6.94
 7/15/1969                                       6.97
 7/16/1969                                       6.92
 7/17/1969                                       6.95
 7/18/1969                                       6.97
 7/21/1969                                       6.97
 7/22/1969                                       7.04
 7/23/1969                                       7.05
 7/24/1969                                       7.06
 7/25/1969                                       7.07
 7/28/1969                                       7.07
 7/29/1969                                       7.07
 7/30/1969                                       7.06
 7/31/1969                                       6.98
  8/1/1969                                       6.98
  8/4/1969                                       6.94
  8/5/1969                                       6.91
  8/6/1969                                       6.94
  8/7/1969                                       6.95
  8/8/1969                                       6.98
 8/11/1969                                       7.04
 8/12/1969                                       7.07
 8/13/1969                                       7.07
 8/14/1969                                       7.05
 8/15/1969                                       7.05
 8/18/1969                                       7.01
 8/19/1969                                       7.00
 8/20/1969                                       6.99
 8/21/1969                                       7.01
 8/22/1969                                       7.03
 8/25/1969                                       7.04
 8/26/1969                                       7.09
 8/27/1969                                       7.11
 8/28/1969                                       7.14
 8/29/1969                                       7.13
  9/1/1969                                       7.13
  9/2/1969                                       7.17
  9/3/1969                                       7.24
  9/4/1969                                       7.26
  9/5/1969                                       7.33
  9/8/1969                                       7.39
  9/9/1969                                       7.40
 9/10/1969                                       7.38
 9/11/1969                                       7.44
 9/12/1969                                       7.48
 9/15/1969                                       7.50
 9/16/1969                                       7.54
 9/17/1969                                       7.56
 9/18/1969                                       7.71
 9/19/1969                                       7.72
 9/22/1969                                       7.72
 9/23/1969                                       7.71
 9/24/1969                                       7.74
 9/25/1969                                       7.78
 9/26/1969                                       7.88
 9/29/1969                                       7.94
 9/30/1969                                       8.02
 10/1/1969                                       8.04
 10/2/1969                                       7.98
 10/3/1969                                       7.87
 10/6/1969                                       7.82
 10/7/1969                                       7.75
 10/8/1969                                       7.75
 10/9/1969                                       7.77
10/10/1969                                       7.67
10/13/1969                                       7.67
10/14/1969                                       7.54
10/15/1969                                       7.55
10/16/1969                                       7.44
10/17/1969                                       7.34
10/20/1969                                       7.18
10/21/1969                                       7.12
10/22/1969                                       7.17
10/23/1969                                       7.25
10/24/1969                                       7.26
10/27/1969                                       7.28
10/28/1969                                       7.33
10/29/1969                                       7.34
10/30/1969                                       7.34
10/31/1969                                       7.33
 11/3/1969                                       7.29
 11/4/1969                                       7.29
 11/5/1969                                       7.35
 11/6/1969                                       7.39
 11/7/1969                                       7.35
11/10/1969                                       7.35
11/11/1969                                       7.35
11/12/1969                                       7.43
11/13/1969                                       7.50
11/14/1969                                       7.46
11/17/1969                                       7.55
11/18/1969                                       7.63
11/19/1969                                       7.64
11/20/1969                                       7.73
11/21/1969                                       7.71
11/24/1969                                       7.66
11/25/1969                                       7.64
11/26/1969                                       7.66
11/27/1969                                       7.66
11/28/1969                                       7.61
 12/1/1969                                       7.56
 12/2/1969                                       7.63
 12/3/1969                                       7.72
 12/4/1969                                       7.70
 12/5/1969                                       7.71
 12/8/1969                                       7.75
 12/9/1969                                       7.87
12/10/1969                                       7.97
12/11/1969                                       7.99
12/12/1969                                       7.95
12/15/1969                                       7.95
12/16/1969                                       8.02
12/17/1969                                       8.07
12/18/1969                                       8.07
12/19/1969                                       8.02
12/22/1969                                       8.00
12/23/1969                                       8.08
12/24/1969                                       8.12
12/25/1969                                       8.12
12/26/1969                                       8.14
12/29/1969                                       8.33
12/30/1969                                       8.26
12/31/1969                                       8.22
  1/1/1970                                       8.22
  1/2/1970                                       8.19
  1/5/1970                                       8.19
  1/6/1970                                       8.26
  1/7/1970                                       8.30
  1/8/1970                                       8.25
  1/9/1970                                       8.18
 1/12/1970                                       8.16
 1/13/1970                                       8.13
 1/14/1970                                       8.16
 1/15/1970                                       8.19
 1/16/1970                                       8.08
 1/19/1970                                       8.03
 1/20/1970                                       8.08
 1/21/1970                                       8.06
 1/22/1970                                       8.06
 1/23/1970                                       8.10
 1/26/1970                                       8.15
 1/27/1970                                       8.16
 1/28/1970                                       8.20
 1/29/1970                                       8.28
 1/30/1970                                       8.27
  2/2/1970                                       8.18
  2/3/1970                                       8.15
  2/4/1970                                       8.17
  2/5/1970                                       8.18
  2/6/1970                                       8.13
  2/9/1970                                       8.04
 2/10/1970                                       8.07
 2/11/1970                                       8.05
 2/12/1970                                       8.05
 2/13/1970                                       7.82
 2/16/1970                                       7.80
 2/17/1970                                       7.70
 2/18/1970                                       7.63
 2/19/1970                                       7.56
 2/20/1970                                       7.58
 2/23/1970                                       7.58
 2/24/1970                                       7.61
 2/25/1970                                       7.49
 2/26/1970                                       7.37
 2/27/1970                                       7.31
  3/2/1970                                       7.43
  3/3/1970                                       7.35
  3/4/1970                                       7.27
  3/5/1970                                       7.18
  3/6/1970                                       7.06
  3/9/1970                                       7.04
 3/10/1970                                       7.00
 3/11/1970                                       7.11
 3/12/1970                                       7.16
 3/13/1970                                       7.30
 3/16/1970                                       7.30
 3/17/1970                                       7.48
 3/18/1970                                       7.41
 3/19/1970                                       7.22
 3/20/1970                                       7.22
 3/23/1970                                       7.17
 3/24/1970                                       7.08
 3/25/1970                                       7.05
 3/26/1970                                       7.12
 3/27/1970                                       7.12
 3/30/1970                                       7.22
 3/31/1970                                       7.24
  4/1/1970                                       7.18
  4/2/1970                                       7.24
  4/3/1970                                       7.31
  4/6/1970                                       7.38
  4/7/1970                                       7.35
  4/8/1970                                       7.30
  4/9/1970                                       7.29
 4/10/1970                                       7.29
 4/13/1970                                       7.36
 4/14/1970                                       7.36
 4/15/1970                                       7.42
 4/16/1970                                       7.49
 4/17/1970                                       7.49
 4/20/1970                                       7.49
 4/21/1970                                       7.57
 4/22/1970                                       7.66
 4/23/1970                                       7.66
 4/24/1970                                       7.79
 4/27/1970                                       7.80
 4/28/1970                                       7.82
 4/29/1970                                       7.83
 4/30/1970                                       7.95
  5/1/1970                                       7.98
  5/4/1970                                       8.05
  5/5/1970                                       8.02
  5/6/1970                                       8.01
  5/7/1970                                       7.94
  5/8/1970                                       7.88
 5/11/1970                                       7.97
 5/12/1970                                       7.97
 5/13/1970                                       7.98
 5/14/1970                                       8.01
 5/15/1970                                       7.96
 5/18/1970                                       7.93
 5/19/1970                                       7.92
 5/20/1970                                       7.98
 5/21/1970                                       8.00
 5/22/1970                                       8.02
 5/25/1970                                       8.08
 5/26/1970                                       8.04
 5/27/1970                                       7.92
 5/28/1970                                       7.86
 5/29/1970                                       7.83
  6/1/1970                                       7.73
  6/2/1970                                       7.74
  6/3/1970                                       7.74
  6/4/1970                                       7.76
  6/5/1970                                       7.88
  6/8/1970                                       7.87
  6/9/1970                                       7.83
 6/10/1970                                       7.82
 6/11/1970                                       7.89
 6/12/1970                                       7.98
 6/15/1970                                       7.98
 6/16/1970                                       7.90
 6/17/1970                                       7.96
 6/18/1970                                       7.96
 6/19/1970                                       7.94
 6/22/1970                                       7.88
 6/23/1970                                       7.84
 6/24/1970                                       7.84
 6/25/1970                                       7.83
 6/26/1970                                       7.84
 6/29/1970                                       7.80
 6/30/1970                                       7.77
  7/1/1970                                       7.69
  7/2/1970                                       7.62
  7/3/1970                                       7.62
  7/6/1970                                       7.62
  7/7/1970                                       7.63
  7/8/1970                                       7.65
  7/9/1970                                       7.64
 7/10/1970                                       7.64
 7/13/1970                                       7.62
 7/14/1970                                       7.59
 7/15/1970                                       7.54
 7/16/1970                                       7.48
 7/17/1970                                       7.52
 7/20/1970                                       7.59
 7/21/1970                                       7.58
 7/22/1970                                       7.56
 7/23/1970                                       7.47
 7/24/1970                                       7.54
 7/27/1970                                       7.59
 7/28/1970                                       7.62
 7/29/1970                                       7.61
 7/30/1970                                       7.59
 7/31/1970                                       7.58
  8/3/1970                                       7.60
  8/4/1970                                       7.62
  8/5/1970                                       7.62
  8/6/1970                                       7.62
  8/7/1970                                       7.63
 8/10/1970                                       7.69
 8/11/1970                                       7.67
 8/12/1970                                       7.64
 8/13/1970                                       7.62
 8/14/1970                                       7.66
 8/17/1970                                       7.68
 8/18/1970                                       7.65
 8/19/1970                                       7.59
 8/20/1970                                       7.57
 8/21/1970                                       7.53
 8/24/1970                                       7.44
 8/25/1970                                       7.42
 8/26/1970                                       7.42
 8/27/1970                                       7.45
 8/28/1970                                       7.45
 8/31/1970                                       7.45
  9/1/1970                                       7.43
  9/2/1970                                       7.43
  9/3/1970                                       7.42
  9/4/1970                                       7.37
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  9/8/1970                                       7.40
  9/9/1970                                       7.44
 9/10/1970                                       7.43
 9/11/1970                                       7.40
 9/14/1970                                       7.38
 9/15/1970                                       7.37
 9/16/1970                                       7.31
 9/17/1970                                       7.24
 9/18/1970                                       7.24
 9/21/1970                                       7.22
 9/22/1970                                       7.19
 9/23/1970                                       7.10
 9/24/1970                                       7.13
 9/25/1970                                       7.14
 9/28/1970                                       7.19
 9/29/1970                                       7.18
 9/30/1970                                       7.18
 10/1/1970                                       7.19
 10/2/1970                                       7.17
 10/5/1970                                       7.15
 10/6/1970                                       7.09
 10/7/1970                                       7.07
 10/8/1970                                       7.10
 10/9/1970                                       7.07
10/12/1970                                       7.07
10/13/1970                                       7.07
10/14/1970                                       7.08
10/15/1970                                       7.10
10/16/1970                                       7.11
10/19/1970                                       7.16
10/20/1970                                       7.14
10/21/1970                                       7.15
10/22/1970                                       7.18
10/23/1970                                       7.17
10/26/1970                                       7.17
10/27/1970                                       7.11
10/28/1970                                       7.07
10/29/1970                                       7.03
10/30/1970                                       7.04
 11/2/1970                                       6.95
 11/3/1970                                       6.95
 11/4/1970                                       6.96
 11/5/1970                                       6.89
 11/6/1970                                       6.86
 11/9/1970                                       6.73
11/10/1970                                       6.76
11/11/1970                                       6.76
11/12/1970                                       6.75
11/13/1970                                       6.69
11/16/1970                                       6.63
11/17/1970                                       6.58
11/18/1970                                       6.43
11/19/1970                                       6.29
11/20/1970                                       6.01
11/23/1970                                       5.91
11/24/1970                                       6.06
11/25/1970                                       5.97
11/26/1970                                       5.97
11/27/1970                                       5.97
11/30/1970                                       5.99
 12/1/1970                                       6.00
 12/2/1970                                       5.95
 12/3/1970                                       5.88
 12/4/1970                                       5.85
 12/7/1970                                       5.89
 12/8/1970                                       5.92
 12/9/1970                                       5.97
12/10/1970                                       5.95
12/11/1970                                       5.89
12/14/1970                                       5.87
12/15/1970                                       5.90
12/16/1970                                       5.90
12/17/1970                                       5.90
12/18/1970                                       5.94
12/21/1970                                       6.02
12/22/1970                                       6.07
12/23/1970                                       6.05
12/24/1970                                       5.98
12/25/1970                                       5.98
12/28/1970                                       6.00
12/29/1970                                       6.03
12/30/1970                                       5.98
12/31/1970                                       5.98
  1/1/1971                                       5.98
  1/4/1971                                       5.98
  1/5/1971                                       6.04
  1/6/1971                                       6.06
  1/7/1971                                       6.06
  1/8/1971                                       6.06
 1/11/1971                                       6.01
 1/12/1971                                       5.98
 1/13/1971                                       5.91
 1/14/1971                                       5.85
 1/15/1971                                       5.84
 1/18/1971                                       5.86
 1/19/1971                                       5.86
 1/20/1971                                       5.82
 1/21/1971                                       5.75
 1/22/1971                                       5.77
 1/25/1971                                       5.76
 1/26/1971                                       5.80
 1/27/1971                                       5.79
 1/28/1971                                       5.78
 1/29/1971                                       5.78
  2/1/1971                                       5.79
  2/2/1971                                       5.77
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  2/4/1971                                       5.74
  2/5/1971                                       5.72
  2/8/1971                                       5.69
  2/9/1971                                       5.62
 2/10/1971                                       5.64
 2/11/1971                                       5.61
 2/12/1971                                       5.61
 2/15/1971                                       5.61
 2/16/1971                                       5.59
 2/17/1971                                       5.51
 2/18/1971                                       5.42
 2/19/1971                                       5.36
 2/22/1971                                       5.39
 2/23/1971                                       5.41
 2/24/1971                                       5.38
 2/25/1971                                       5.34
 2/26/1971                                       5.36
  3/1/1971                                       5.35
  3/2/1971                                       5.35
  3/3/1971                                       5.31
  3/4/1971                                       5.25
  3/5/1971                                       5.22
  3/8/1971                                       5.16
  3/9/1971                                       5.04
 3/10/1971                                       4.99
 3/11/1971                                       4.88
 3/12/1971                                       4.97
 3/15/1971                                       4.93
 3/16/1971                                       4.90
 3/17/1971                                       4.83
 3/18/1971                                       4.78
 3/19/1971                                       4.79
 3/22/1971                                       4.74
 3/23/1971                                       4.77
 3/24/1971                                       4.82
 3/25/1971                                       4.86
 3/26/1971                                       4.98
 3/29/1971                                       5.07
 3/30/1971                                       5.04
 3/31/1971                                       5.06
  4/1/1971                                       5.16
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  4/5/1971                                       5.30
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  4/8/1971                                       5.42
  4/9/1971                                       5.42
 4/12/1971                                       5.63
 4/13/1971                                       5.54
 4/14/1971                                       5.58
 4/15/1971                                       5.58
 4/16/1971                                       5.61
 4/19/1971                                       5.66
 4/20/1971                                       5.78
 4/21/1971                                       5.88
 4/22/1971                                       5.85
 4/23/1971                                       5.86
 4/26/1971                                       5.89
 4/27/1971                                       5.97
 4/28/1971                                       5.99
 4/29/1971                                       6.14
 4/30/1971                                       6.08
  5/3/1971                                       6.09
  5/4/1971                                       6.14
  5/5/1971                                       6.20
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  5/7/1971                                       6.18
 5/10/1971                                       6.13
 5/11/1971                                       6.17
 5/12/1971                                       6.25
 5/13/1971                                       6.33
 5/14/1971                                       6.38
 5/17/1971                                       6.50
 5/18/1971                                       6.60
 5/19/1971                                       6.49
 5/20/1971                                       6.32
 5/21/1971                                       6.41
 5/24/1971                                       6.37
 5/25/1971                                       6.30
 5/26/1971                                       6.18
 5/27/1971                                       6.16
 5/28/1971                                       6.24
 5/31/1971                                       6.24
  6/1/1971                                       6.27
  6/2/1971                                       6.13
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  6/4/1971                                       6.22
  6/7/1971                                       6.36
  6/8/1971                                       6.37
  6/9/1971                                       6.45
 6/10/1971                                       6.48
 6/11/1971                                       6.50
 6/14/1971                                       6.66
 6/15/1971                                       6.76
 6/16/1971                                       6.66
 6/17/1971                                       6.67
 6/18/1971                                       6.61
 6/21/1971                                       6.51
 6/22/1971                                       6.61
 6/23/1971                                       6.58
 6/24/1971                                       6.61
 6/25/1971                                       6.66
 6/28/1971                                       6.73
 6/29/1971                                       6.82
 6/30/1971                                       6.86
  7/1/1971                                       6.83
  7/2/1971                                       6.81
  7/5/1971                                       6.81
  7/6/1971                                       6.80
  7/7/1971                                       6.76
  7/8/1971                                       6.77
  7/9/1971                                       6.80
 7/12/1971                                       6.68
 7/13/1971                                       6.70
 7/14/1971                                       6.71
 7/15/1971                                       6.71
 7/16/1971                                       6.79
 7/19/1971                                       6.88
 7/20/1971                                       6.85
 7/21/1971                                       6.85
 7/22/1971                                       6.93
 7/23/1971                                       6.97
 7/26/1971                                       7.00
 7/27/1971                                       7.02
 7/28/1971                                       7.03
 7/29/1971                                       7.00
 7/30/1971                                       6.96
  8/2/1971                                       6.94
  8/3/1971                                       7.02
  8/4/1971                                       7.01
  8/5/1971                                       6.98
  8/6/1971                                       6.98
  8/9/1971                                       7.01
 8/10/1971                                       7.03
 8/11/1971                                       7.00
 8/12/1971                                       6.90
 8/13/1971                                       6.78
 8/16/1971                                       6.39
 8/17/1971                                       6.17
 8/18/1971                                       6.22
 8/19/1971                                       6.15
 8/20/1971                                       6.19
 8/23/1971                                       6.33
 8/24/1971                                       6.19
 8/25/1971                                       6.22
 8/26/1971                                       6.20
 8/27/1971                                       6.16
 8/30/1971                                       6.15
 8/31/1971                                       6.07
  9/1/1971                                       6.09
  9/2/1971                                       6.05
  9/3/1971                                       6.02
  9/6/1971                                       6.02
  9/7/1971                                       6.00
  9/8/1971                                       6.05
  9/9/1971                                       6.15
 9/10/1971                                       6.17
 9/13/1971                                       6.24
 9/14/1971                                       6.21
 9/15/1971                                       6.16
 9/16/1971                                       6.13
 9/17/1971                                       6.09
 9/20/1971                                       6.16
 9/21/1971                                       6.19
 9/22/1971                                       6.22
 9/23/1971                                       6.21
 9/24/1971                                       6.19
 9/27/1971                                       6.17
 9/28/1971                                       6.18
 9/29/1971                                       6.14
 9/30/1971                                       6.06
 10/1/1971                                       6.04
 10/4/1971                                       6.04
 10/5/1971                                       6.10
 10/6/1971                                       6.06
 10/7/1971                                       6.07
 10/8/1971                                       6.03
10/11/1971                                       6.03
10/12/1971                                       5.95
10/13/1971                                       5.88
10/14/1971                                       5.87
10/15/1971                                       5.88
10/18/1971                                       5.92
10/19/1971                                       5.92
10/20/1971                                       5.84
10/21/1971                                       5.84
10/22/1971                                       5.84
10/25/1971                                       5.84
10/26/1971                                       5.84
10/27/1971                                       5.86
10/28/1971                                       5.83
10/29/1971                                       5.78
 11/1/1971                                       5.75
 11/2/1971                                       5.75
 11/3/1971                                       5.72
 11/4/1971                                       5.74
 11/5/1971                                       5.72
 11/8/1971                                       5.77
 11/9/1971                                       5.77
11/10/1971                                       5.83
11/11/1971                                       5.80
11/12/1971                                       5.73
11/15/1971                                       5.71
11/16/1971                                       5.71
11/17/1971                                       5.71
11/18/1971                                       5.71
11/19/1971                                       5.76
11/22/1971                                       5.81
11/23/1971                                       5.90
11/24/1971                                       5.93
11/25/1971                                       5.93
11/26/1971                                       5.85
11/29/1971                                       5.86
11/30/1971                                       5.84
 12/1/1971                                       5.80
 12/2/1971                                       5.76
 12/3/1971                                       5.72
 12/6/1971                                       5.74
 12/7/1971                                       5.78
 12/8/1971                                       5.75
 12/9/1971                                       5.79
12/10/1971                                       5.77
12/13/1971                                       5.71
12/14/1971                                       5.75
12/15/1971                                       5.76
12/16/1971                                       5.73
12/17/1971                                       5.70
12/20/1971                                       5.73
12/21/1971                                       5.73
12/22/1971                                       5.71
12/23/1971                                       5.64
12/24/1971                                       5.64
12/27/1971                                       5.55
12/28/1971                                       5.49
12/29/1971                                       5.54
12/30/1971                                       5.52
12/31/1971                                       5.50
  1/3/1972                                       5.55
  1/4/1972                                       5.55
  1/5/1972                                       5.56
  1/6/1972                                       5.53
  1/7/1972                                       5.51
 1/10/1972                                       5.48
 1/11/1972                                       5.50
 1/12/1972                                       5.50
 1/13/1972                                       5.47
 1/14/1972                                       5.48
 1/17/1972                                       5.52
 1/18/1972                                       5.56
 1/19/1972                                       5.64
 1/20/1972                                       5.66
 1/21/1972                                       5.68
 1/24/1972                                       5.72
 1/25/1972                                       5.68
 1/26/1972                                       5.66
 1/27/1972                                       5.72
 1/28/1972                                       5.74
 1/31/1972                                       5.75
  2/1/1972                                       5.78
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  2/8/1972                                       5.74
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 2/10/1972                                       5.69
 2/11/1972                                       5.70
 2/14/1972                                       5.68
 2/15/1972                                       5.67
 2/16/1972                                       5.63
 2/17/1972                                       5.63
 2/18/1972                                       5.64
 2/21/1972                                       5.64
 2/22/1972                                       5.64
 2/23/1972                                       5.68
 2/24/1972                                       5.66
 2/25/1972                                       5.65
 2/28/1972                                       5.66
 2/29/1972                                       5.68
  3/1/1972                                       5.66
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  3/8/1972                                       5.70
  3/9/1972                                       5.74
 3/10/1972                                       5.81
 3/13/1972                                       5.90
 3/14/1972                                       5.91
 3/15/1972                                       5.98
 3/16/1972                                       5.94
 3/17/1972                                       5.98
 3/20/1972                                       5.97
 3/21/1972                                       5.92
 3/22/1972                                       5.88
 3/23/1972                                       5.95
 3/24/1972                                       6.00
 3/27/1972                                       5.99
 3/28/1972                                       6.03
 3/29/1972                                       6.09
 3/30/1972                                       6.10
 3/31/1972                                       6.10
  4/3/1972                                       6.15
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  4/5/1972                                       6.21
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 4/10/1972                                       6.18
 4/11/1972                                       6.23
 4/12/1972                                       6.28
 4/13/1972                                       6.28
 4/14/1972                                       6.23
 4/17/1972                                       6.21
 4/18/1972                                       6.20
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 4/20/1972                                       6.18
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 4/24/1972                                       6.17
 4/25/1972                                       6.14
 4/26/1972                                       6.10
 4/27/1972                                       5.90
 4/28/1972                                       5.89
  5/1/1972                                       5.85
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  5/4/1972                                       5.92
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  5/9/1972                                       5.95
 5/10/1972                                       5.92
 5/11/1972                                       5.90
 5/12/1972                                       5.85
 5/15/1972                                       5.84
 5/16/1972                                       5.86
 5/17/1972                                       5.88
 5/18/1972                                       5.86
 5/19/1972                                       5.84
 5/22/1972                                       5.81
 5/23/1972                                       5.78
 5/24/1972                                       5.80
 5/25/1972                                       5.77
 5/26/1972                                       5.77
 5/29/1972                                       5.77
 5/30/1972                                       5.75
 5/31/1972                                       5.79
  6/1/1972                                       5.82
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  6/7/1972                                       5.86
  6/8/1972                                       5.87
  6/9/1972                                       5.86
 6/12/1972                                       5.86
 6/13/1972                                       5.87
 6/14/1972                                       5.86
 6/15/1972                                       5.86
 6/16/1972                                       5.89
 6/19/1972                                       5.88
 6/20/1972                                       5.90
 6/21/1972                                       5.94
 6/22/1972                                       5.98
 6/23/1972                                       5.98
 6/26/1972                                       6.00
 6/27/1972                                       5.98
 6/28/1972                                       5.96
 6/29/1972                                       6.00
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  7/3/1972                                       6.00
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  7/5/1972                                       5.96
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  7/7/1972                                       5.98
 7/10/1972                                       5.98
 7/11/1972                                       5.98
 7/12/1972                                       5.97
 7/13/1972                                       5.96
 7/14/1972                                       5.93
 7/17/1972                                       5.94
 7/18/1972                                       5.96
 7/19/1972                                       5.94
 7/20/1972                                       5.97
 7/21/1972                                       5.99
 7/24/1972                                       5.99
 7/25/1972                                       5.98
 7/26/1972                                       5.98
 7/27/1972                                       6.02
 7/28/1972                                       6.00
 7/31/1972                                       5.98
  8/1/1972                                       5.98
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  8/3/1972                                       5.96
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  8/8/1972                                       5.97
  8/9/1972                                       5.94
 8/10/1972                                       5.95
 8/11/1972                                       5.95
 8/14/1972                                       5.96
 8/15/1972                                       5.96
 8/16/1972                                       5.96
 8/17/1972                                       5.96
 8/18/1972                                       5.98
 8/21/1972                                       5.98
 8/22/1972                                       5.99
 8/23/1972                                       6.02
 8/24/1972                                       6.04
 8/25/1972                                       6.13
 8/28/1972                                       6.17
 8/29/1972                                       6.19
 8/30/1972                                       6.22
 8/31/1972                                       6.21
  9/1/1972                                       6.20
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  9/7/1972                                       6.28
  9/8/1972                                       6.30
 9/11/1972                                       6.28
 9/12/1972                                       6.28
 9/13/1972                                       6.31
 9/14/1972                                       6.32
 9/15/1972                                       6.27
 9/18/1972                                       6.22
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 9/20/1972                                       6.23
 9/21/1972                                       6.25
 9/22/1972                                       6.28
 9/25/1972                                       6.27
 9/26/1972                                       6.22
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 9/28/1972                                       6.19
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 10/2/1972                                       6.17
 10/3/1972                                       6.23
 10/4/1972                                       6.20
 10/5/1972                                       6.19
 10/6/1972                                       6.18
 10/9/1972                                       6.18
10/10/1972                                       6.15
10/11/1972                                       6.16
10/12/1972                                       6.19
10/13/1972                                       6.19
10/16/1972                                       6.17
10/17/1972                                       6.17
10/18/1972                                       6.19
10/19/1972                                       6.19
10/20/1972                                       6.19
10/23/1972                                       6.19
10/24/1972                                       6.16
10/25/1972                                       6.17
10/26/1972                                       6.16
10/27/1972                                       6.18
10/30/1972                                       6.20
10/31/1972                                       6.20
 11/1/1972                                       6.20
 11/2/1972                                       6.15
 11/3/1972                                       6.13
 11/6/1972                                       6.11
 11/7/1972                                       6.11
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11/10/1972                                       6.15
11/13/1972                                       6.11
11/14/1972                                       6.10
11/15/1972                                       6.06
11/16/1972                                       6.08
11/17/1972                                       6.10
11/20/1972                                       6.08
11/21/1972                                       6.09
11/22/1972                                       6.09
11/23/1972                                       6.09
11/24/1972                                       6.10
11/27/1972                                       6.13
11/28/1972                                       6.12
11/29/1972                                       6.10
11/30/1972                                       6.12
 12/1/1972                                       6.12
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 12/5/1972                                       6.14
 12/6/1972                                       6.13
 12/7/1972                                       6.12
 12/8/1972                                       6.14
12/11/1972                                       6.15
12/12/1972                                       6.13
12/13/1972                                       6.12
12/14/1972                                       6.11
12/15/1972                                       6.11
12/18/1972                                       6.18
12/19/1972                                       6.18
12/20/1972                                       6.18
12/21/1972                                       6.17
12/22/1972                                       6.19
12/25/1972                                       6.19
12/26/1972                                       6.19
12/27/1972                                       6.20
12/28/1972                                       6.22
12/29/1972                                       6.26
  1/1/1973                                       6.26
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  1/5/1973                                       6.27
  1/8/1973                                       6.30
  1/9/1973                                       6.30
 1/10/1973                                       6.31
 1/11/1973                                       6.31
 1/12/1973                                       6.33
 1/15/1973                                       6.31
 1/16/1973                                       6.32
 1/17/1973                                       6.30
 1/18/1973                                       6.32
 1/19/1973                                       6.36
 1/22/1973                                       6.38
 1/23/1973                                       6.35
 1/24/1973                                       6.39
 1/25/1973                                       6.41
 1/26/1973                                       6.44
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 1/30/1973                                       6.44
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  2/1/1973                                       6.56
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  2/8/1973                                       6.55
  2/9/1973                                       6.51
 2/12/1973                                       6.51
 2/13/1973                                       6.54
 2/14/1973                                       6.54
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 2/20/1973                                       6.65
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 2/23/1973                                       6.60
 2/26/1973                                       6.72
 2/27/1973                                       6.72
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 3/12/1973                                       6.84
 3/13/1973                                       6.81
 3/14/1973                                       6.82
 3/15/1973                                       6.85
 3/16/1973                                       6.92
 3/19/1973                                       6.85
 3/20/1973                                       6.85
 3/21/1973                                       6.83
 3/22/1973                                       6.84
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 3/26/1973                                       6.76
 3/27/1973                                       6.74
 3/28/1973                                       6.69
 3/29/1973                                       6.68
 3/30/1973                                       6.81
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  4/6/1973                                       6.59
  4/9/1973                                       6.55
 4/10/1973                                       6.58
 4/11/1973                                       6.63
 4/12/1973                                       6.64
 4/13/1973                                       6.55
 4/16/1973                                       6.57
 4/17/1973                                       6.66
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 4/20/1973                                       6.71
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 4/24/1973                                       6.73
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 4/26/1973                                       6.67
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  5/1/1973                                       6.77
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  5/8/1973                                       6.80
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 5/10/1973                                       6.77
 5/11/1973                                       6.81
 5/14/1973                                       6.80
 5/15/1973                                       6.78
 5/16/1973                                       6.76
 5/17/1973                                       6.81
 5/18/1973                                       6.83
 5/21/1973                                       6.86
 5/22/1973                                       6.86
 5/23/1973                                       6.84
 5/24/1973                                       6.80
 5/25/1973                                       6.78
 5/28/1973                                       6.78
 5/29/1973                                       6.80
 5/30/1973                                       6.80
 5/31/1973                                       6.78
  6/1/1973                                       6.78
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  6/5/1973                                       6.70
  6/6/1973                                       6.57
  6/7/1973                                       6.61
  6/8/1973                                       6.59
 6/11/1973                                       6.62
 6/12/1973                                       6.61
 6/13/1973                                       6.62
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 6/15/1973                                       6.63
 6/18/1973                                       6.65
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 6/22/1973                                       6.70
 6/25/1973                                       6.74
 6/26/1973                                       6.76
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 6/28/1973                                       6.82
 6/29/1973                                       6.90
  7/2/1973                                       7.00
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  7/6/1973                                       7.07
  7/9/1973                                       7.18
 7/10/1973                                       7.11
 7/11/1973                                       7.11
 7/12/1973                                       7.12
 7/13/1973                                       7.17
 7/16/1973                                       7.21
 7/17/1973                                       7.22
 7/18/1973                                       7.26
 7/19/1973                                       7.39
 7/20/1973                                       7.48
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 7/25/1973                                       7.56
 7/26/1973                                       7.70
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  8/1/1973                                       7.94
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  8/9/1973                                       8.01
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 8/13/1973                                       7.84
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 8/16/1973                                       7.54
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 8/20/1973                                       7.50
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 8/23/1973                                       7.31
 8/24/1973                                       7.15
 8/27/1973                                       7.23
 8/28/1973                                       7.31
 8/29/1973                                       7.22
 8/30/1973                                       7.26
 8/31/1973                                       7.28
  9/3/1973                                       7.28
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  9/5/1973                                       7.12
  9/6/1973                                       7.12
  9/7/1973                                       7.10
 9/10/1973                                       7.23
 9/11/1973                                       7.33
 9/12/1973                                       7.33
 9/13/1973                                       7.36
 9/14/1973                                       7.29
 9/17/1973                                       7.11
 9/18/1973                                       6.99
 9/19/1973                                       7.02
 9/20/1973                                       6.95
 9/21/1973                                       6.91
 9/24/1973                                       6.81
 9/25/1973                                       6.79
 9/26/1973                                       6.82
 9/27/1973                                       6.80
 9/28/1973                                       6.72
 10/1/1973                                       6.75
 10/2/1973                                       6.88
 10/3/1973                                       6.82
 10/4/1973                                       6.88
 10/5/1973                                       6.72
 10/8/1973                                       6.72
 10/9/1973                                       6.68
10/10/1973                                       6.74
10/11/1973                                       6.74
10/12/1973                                       6.68
10/15/1973                                       6.75
10/16/1973                                       6.80
10/17/1973                                       6.79
10/18/1973                                       6.77
10/19/1973                                       6.75
10/22/1973                                       6.75
10/23/1973                                       6.80
10/24/1973                                       6.81
10/25/1973                                       6.76
10/26/1973                                       6.76
10/29/1973                                       6.77
10/30/1973                                       6.75
10/31/1973                                       6.80
 11/1/1973                                       6.83
 11/2/1973                                       6.85
 11/5/1973                                       7.00
 11/6/1973                                       7.00
 11/7/1973                                       6.98
 11/8/1973                                       6.91
 11/9/1973                                       6.93
11/12/1973                                       7.03
11/13/1973                                       7.16
11/14/1973                                       7.19
11/15/1973                                       7.10
11/16/1973                                       7.05
11/19/1973                                       6.91
11/20/1973                                       6.90
11/21/1973                                       6.80
11/22/1973                                       6.80
11/23/1973                                       6.81
11/26/1973                                       6.76
11/27/1973                                       6.77
11/28/1973                                       6.80
11/29/1973                                       6.80
11/30/1973                                       6.77
 12/3/1973                                       6.84
 12/4/1973                                       6.85
 12/5/1973                                       6.90
 12/6/1973                                       6.91
 12/7/1973                                       6.88
12/10/1973                                       6.72
12/11/1973                                       6.77
12/12/1973                                       6.73
12/13/1973                                       6.76
12/14/1973                                       6.74
12/17/1973                                       6.71
12/18/1973                                       6.75
12/19/1973                                       6.75
12/20/1973                                       6.73
12/21/1973                                       6.75
12/24/1973                                       6.75
12/25/1973                                       6.75
12/26/1973                                       6.87
12/27/1973                                       6.84
12/28/1973                                       6.81
12/31/1973                                       6.83
  1/1/1974                                       6.83
  1/2/1974                                       6.86
  1/3/1974                                       6.83
  1/4/1974                                       6.83
  1/7/1974                                       6.86
  1/8/1974                                       6.87
  1/9/1974                                       6.87
 1/10/1974                                       6.91
 1/11/1974                                       6.96
 1/14/1974                                       6.98
 1/15/1974                                       6.94
 1/16/1974                                       6.96
 1/17/1974                                       6.93
 1/18/1974                                       6.94
 1/21/1974                                       6.99
 1/22/1974                                       7.05
 1/23/1974                                       7.08
 1/24/1974                                       7.06
 1/25/1974                                       7.06
 1/28/1974                                       7.01
 1/29/1974                                       7.00
 1/30/1974                                       6.97
 1/31/1974                                       6.91
  2/1/1974                                       6.85
  2/4/1974                                       6.80
  2/5/1974                                       6.80
  2/6/1974                                       6.77
  2/7/1974                                       6.82
  2/8/1974                                       6.79
 2/11/1974                                       6.78
 2/12/1974                                       6.78
 2/13/1974                                       6.76
 2/14/1974                                       6.72
 2/15/1974                                       6.74
 2/18/1974                                       6.74
 2/19/1974                                       6.76
 2/20/1974                                       6.77
 2/21/1974                                       6.81
 2/22/1974                                       6.82
 2/25/1974                                       6.83
 2/26/1974                                       6.94
 2/27/1974                                       6.96
 2/28/1974                                       6.98
  3/1/1974                                       7.06
  3/4/1974                                       7.08
  3/5/1974                                       7.08
  3/6/1974                                       7.02
  3/7/1974                                       7.01
  3/8/1974                                       7.09
 3/11/1974                                       7.12
 3/12/1974                                       7.12
 3/13/1974                                       7.16
 3/14/1974                                       7.14
 3/15/1974                                       7.22
 3/18/1974                                       7.32
 3/19/1974                                       7.33
 3/20/1974                                       7.40
 3/21/1974                                       7.56
 3/22/1974                                       7.65
 3/25/1974                                       7.68
 3/26/1974                                       7.62
 3/27/1974                                       7.59
 3/28/1974                                       7.67
 3/29/1974                                       7.65
  4/1/1974                                       7.67
  4/2/1974                                       7.71
  4/3/1974                                       7.75
  4/4/1974                                       7.88
  4/5/1974                                       7.97
  4/8/1974                                       7.92
  4/9/1974                                       7.92
 4/10/1974                                       7.84
 4/11/1974                                       7.83
 4/12/1974                                       7.83
 4/15/1974                                       7.75
 4/16/1974                                       7.88
 4/17/1974                                       7.88
 4/18/1974                                       7.97
 4/19/1974                                       7.93
 4/22/1974                                       7.95
 4/23/1974                                       7.96
 4/24/1974                                       7.95
 4/25/1974                                       8.04
 4/26/1974                                       8.11
 4/29/1974                                       8.20
 4/30/1974                                       8.21
  5/1/1974                                       8.16
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  5/3/1974                                       8.35
  5/6/1974                                       8.42
  5/7/1974                                       8.56
  5/8/1974                                       8.46
  5/9/1974                                       8.47
 5/10/1974                                       8.19
 5/13/1974                                       8.06
 5/14/1974                                       8.13
 5/15/1974                                       8.10
 5/16/1974                                       8.12
 5/17/1974                                       8.21
 5/20/1974                                       8.21
 5/21/1974                                       8.13
 5/22/1974                                       8.07
 5/23/1974                                       7.98
 5/24/1974                                       7.94
 5/27/1974                                       7.94
 5/28/1974                                       8.05
 5/29/1974                                       8.06
 5/30/1974                                       8.02
 5/31/1974                                       8.06
  6/3/1974                                       8.11
  6/4/1974                                       8.02
  6/5/1974                                       8.04
  6/6/1974                                       8.00
  6/7/1974                                       7.93
 6/10/1974                                       7.93
 6/11/1974                                       7.95
 6/12/1974                                       8.03
 6/13/1974                                       8.10
 6/14/1974                                       8.06
 6/17/1974                                       8.01
 6/18/1974                                       8.06
 6/19/1974                                       8.06
 6/20/1974                                       8.07
 6/21/1974                                       8.10
 6/24/1974                                       8.22
 6/25/1974                                       8.29
 6/26/1974                                       8.25
 6/27/1974                                       8.36
 6/28/1974                                       8.33
  7/1/1974                                       8.38
  7/2/1974                                       8.35
  7/3/1974                                       8.43
  7/4/1974                                       8.43
  7/5/1974                                       8.51
  7/8/1974                                       8.63
  7/9/1974                                       8.63
 7/10/1974                                       8.58
 7/11/1974                                       8.54
 7/12/1974                                       8.41
 7/15/1974                                       8.42
 7/16/1974                                       8.42
 7/17/1974                                       8.38
 7/18/1974                                       8.38
 7/19/1974                                       8.29
 7/22/1974                                       8.18
 7/23/1974                                       8.15
 7/24/1974                                       8.06
 7/25/1974                                       8.04
 7/26/1974                                       8.24
 7/29/1974                                       8.32
 7/30/1974                                       8.47
 7/31/1974                                       8.46
  8/1/1974                                       8.57
  8/2/1974                                       8.68
  8/5/1974                                       8.61
  8/6/1974                                       8.53
  8/7/1974                                       8.62
  8/8/1974                                       8.59
  8/9/1974                                       8.62
 8/12/1974                                       8.58
 8/13/1974                                       8.60
 8/14/1974                                       8.58
 8/15/1974                                       8.57
 8/16/1974                                       8.53
 8/19/1974                                       8.53
 8/20/1974                                       8.56
 8/21/1974                                       8.65
 8/22/1974                                       8.74
 8/23/1974                                       8.79
 8/26/1974                                       8.77
 8/27/1974                                       8.72
 8/28/1974                                       8.71
 8/29/1974                                       8.68
 8/30/1974                                       8.63
  9/2/1974                                       8.63
  9/3/1974                                       8.65
  9/4/1974                                       8.63
  9/5/1974                                       8.59
  9/6/1974                                       8.57
  9/9/1974                                       8.49
 9/10/1974                                       8.50
 9/11/1974                                       8.49
 9/12/1974                                       8.57
 9/13/1974                                       8.53
 9/16/1974                                       8.45
 9/17/1974                                       8.41
 9/18/1974                                       8.35
 9/19/1974                                       8.30
 9/20/1974                                       8.26
 9/23/1974                                       8.15
 9/24/1974                                       8.16
 9/25/1974                                       8.16
 9/26/1974                                       8.11
 9/27/1974                                       8.07
 9/30/1974                                       8.05
 10/1/1974                                       8.11
 10/2/1974                                       8.13
 10/3/1974                                       8.14
 10/4/1974                                       8.05
 10/7/1974                                       7.98
 10/8/1974                                       7.97
 10/9/1974                                       8.02
10/10/1974                                       7.99
10/11/1974                                       7.93
10/14/1974                                       7.93
10/15/1974                                       7.92
10/16/1974                                       7.96
10/17/1974                                       7.98
10/18/1974                                       7.88
10/21/1974                                       7.85
10/22/1974                                       7.86
10/23/1974                                       7.88
10/24/1974                                       7.90
10/25/1974                                       7.92
10/28/1974                                       7.98
10/29/1974                                       7.95
10/30/1974                                       7.95
10/31/1974                                       7.94
 11/1/1974                                       7.95
 11/4/1974                                       7.91
 11/5/1974                                       7.91
 11/6/1974                                       7.87
 11/7/1974                                       7.81
 11/8/1974                                       7.79
11/11/1974                                       7.79
11/12/1974                                       7.76
11/13/1974                                       7.76
11/14/1974                                       7.70
11/15/1974                                       7.60
11/18/1974                                       7.61
11/19/1974                                       7.60
11/20/1974                                       7.55
11/21/1974                                       7.55
11/22/1974                                       7.54
11/25/1974                                       7.53
11/26/1974                                       7.56
11/27/1974                                       7.56
11/28/1974                                       7.56
11/29/1974                                       7.56
 12/2/1974                                       7.60
 12/3/1974                                       7.64
 12/4/1974                                       7.57
 12/5/1974                                       7.52
 12/6/1974                                       7.47
 12/9/1974                                       7.25
12/10/1974                                       7.27
12/11/1974                                       7.22
12/12/1974                                       7.26
12/13/1974                                       7.20
12/16/1974                                       7.21
12/17/1974                                       7.13
12/18/1974                                       7.09
12/19/1974                                       7.10
12/20/1974                                       7.10
12/23/1974                                       7.29
12/24/1974                                       7.33
12/25/1974                                       7.33
12/26/1974                                       7.27
12/27/1974                                       7.27
12/30/1974                                       7.34
12/31/1974                                       7.36
  1/1/1975                                       7.36
  1/2/1975                                       7.34
  1/3/1975                                       7.36
  1/6/1975                                       7.34
  1/7/1975                                       7.35
  1/8/1975                                       7.32
  1/9/1975                                       7.29
 1/10/1975                                       7.34
 1/13/1975                                       7.40
 1/14/1975                                       7.41
 1/15/1975                                       7.49
 1/16/1975                                       7.48
 1/17/1975                                       7.45
 1/20/1975                                       7.54
 1/21/1975                                       7.48
 1/22/1975                                       7.45
 1/23/1975                                       7.50
 1/24/1975                                       7.45
 1/27/1975                                       7.44
 1/28/1975                                       7.42
 1/29/1975                                       7.38
 1/30/1975                                       7.35
 1/31/1975                                       7.34
  2/3/1975                                       7.25
  2/4/1975                                       7.19
  2/5/1975                                       7.08
  2/6/1975                                       7.11
  2/7/1975                                       7.11
 2/10/1975                                       7.22
 2/11/1975                                       7.19
 2/12/1975                                       7.19
 2/13/1975                                       7.19
 2/14/1975                                       7.07
 2/17/1975                                       7.07
 2/18/1975                                       7.00
 2/19/1975                                       6.93
 2/20/1975                                       7.00
 2/21/1975                                       7.03
 2/24/1975                                       7.03
 2/25/1975                                       7.13
 2/26/1975                                       7.20
 2/27/1975                                       7.17
 2/28/1975                                       7.13
  3/3/1975                                       7.20
  3/4/1975                                       7.22
  3/5/1975                                       7.14
  3/6/1975                                       7.16
  3/7/1975                                       7.21
 3/10/1975                                       7.25
 3/11/1975                                       7.20
 3/12/1975                                       7.20
 3/13/1975                                       7.19
 3/14/1975                                       7.21
 3/17/1975                                       7.32
 3/18/1975                                       7.31
 3/19/1975                                       7.39
 3/20/1975                                       7.37
 3/21/1975                                       7.40
 3/24/1975                                       7.45
 3/25/1975                                       7.43
 3/26/1975                                       7.46
 3/27/1975                                       7.46
 3/28/1975                                       7.46
 3/31/1975                                       7.50
  4/1/1975                                       7.65
  4/2/1975                                       7.82
  4/3/1975                                       7.83
  4/4/1975                                       7.84
  4/7/1975                                       8.06
  4/8/1975                                       7.97
  4/9/1975                                       7.93
 4/10/1975                                       7.97
 4/11/1975                                       7.96
 4/14/1975                                       7.90
 4/15/1975                                       7.90
 4/16/1975                                       7.90
 4/17/1975                                       7.99
 4/18/1975                                       8.05
 4/21/1975                                       8.16
 4/22/1975                                       8.13
 4/23/1975                                       8.09
 4/24/1975                                       8.07
 4/25/1975                                       8.07
 4/28/1975                                       8.17
 4/29/1975                                       8.12
 4/30/1975                                       8.12
  5/1/1975                                       8.13
  5/2/1975                                       7.86
  5/5/1975                                       7.83
  5/6/1975                                       7.89
  5/7/1975                                       7.82
  5/8/1975                                       7.78
  5/9/1975                                       7.79
 5/12/1975                                       7.74
 5/13/1975                                       7.70
 5/14/1975                                       7.64
 5/15/1975                                       7.68
 5/16/1975                                       7.64
 5/19/1975                                       7.62
 5/20/1975                                       7.59
 5/21/1975                                       7.60
 5/22/1975                                       7.63
 5/23/1975                                       7.61
 5/26/1975                                       7.61
 5/27/1975                                       7.60
 5/28/1975                                       7.64
 5/29/1975                                       7.72
 5/30/1975                                       7.61
  6/2/1975                                       7.62
  6/3/1975                                       7.62
  6/4/1975                                       7.57
  6/5/1975                                       7.52
  6/6/1975                                       7.48
  6/9/1975                                       7.36
 6/10/1975                                       7.35
 6/11/1975                                       7.23
 6/12/1975                                       7.24
 6/13/1975                                       7.22
 6/16/1975                                       7.21
 6/17/1975                                       7.30
 6/18/1975                                       7.41
 6/19/1975                                       7.44
 6/20/1975                                       7.62
 6/23/1975                                       7.64
 6/24/1975                                       7.64
 6/25/1975                                       7.83
 6/26/1975                                       7.85
 6/27/1975                                       7.78
 6/30/1975                                       7.82
  7/1/1975                                       7.85
  7/2/1975                                       7.88
  7/3/1975                                       7.94
  7/4/1975                                       7.94
  7/7/1975                                       7.93
  7/8/1975                                       7.86
  7/9/1975                                       7.88
 7/10/1975                                       7.92
 7/11/1975                                       7.82
 7/14/1975                                       7.77
 7/15/1975                                       7.82
 7/16/1975                                       7.89
 7/17/1975                                       7.88
 7/18/1975                                       7.92
 7/21/1975                                       7.97
 7/22/1975                                       7.98
 7/23/1975                                       7.96
 7/24/1975                                       7.96
 7/25/1975                                       8.00
 7/28/1975                                       7.98
 7/29/1975                                       8.00
 7/30/1975                                       8.03
 7/31/1975                                       8.07
  8/1/1975                                       8.18
  8/4/1975                                       8.26
  8/5/1975                                       8.28
  8/6/1975                                       8.29
  8/7/1975                                       8.40
  8/8/1975                                       8.32
 8/11/1975                                       8.25
 8/12/1975                                       8.34
 8/13/1975                                       8.33
 8/14/1975                                       8.39
 8/15/1975                                       8.44
 8/18/1975                                       8.40
 8/19/1975                                       8.36
 8/20/1975                                       8.38
 8/21/1975                                       8.46
 8/22/1975                                       8.40
 8/25/1975                                       8.42
 8/26/1975                                       8.34
 8/27/1975                                       8.27
 8/28/1975                                       8.22
 8/29/1975                                       8.16
  9/1/1975                                       8.16
  9/2/1975                                       8.20
  9/3/1975                                       8.21
  9/4/1975                                       8.22
  9/5/1975                                       8.31
  9/8/1975                                       8.31
  9/9/1975                                       8.35
 9/10/1975                                       8.41
 9/11/1975                                       8.52
 9/12/1975                                       8.53
 9/15/1975                                       8.56
 9/16/1975                                       8.56
 9/17/1975                                       8.48
 9/18/1975                                       8.45
 9/19/1975                                       8.34
 9/22/1975                                       8.22
 9/23/1975                                       8.27
 9/24/1975                                       8.22
 9/25/1975                                       8.30
 9/26/1975                                       8.40
 9/29/1975                                       8.40
 9/30/1975                                       8.42
 10/1/1975                                       8.40
 10/2/1975                                       8.35
 10/3/1975                                       8.13
 10/6/1975                                       8.12
 10/7/1975                                       8.19
 10/8/1975                                       8.18
 10/9/1975                                       8.15
10/10/1975                                       8.04
10/13/1975                                       8.04
10/14/1975                                       8.10
10/15/1975                                       8.10
10/16/1975                                       7.91
10/17/1975                                       7.92
10/20/1975                                       7.92
10/21/1975                                       7.87
10/22/1975                                       7.87
10/23/1975                                       7.77
10/24/1975                                       7.79
10/27/1975                                       7.82
10/28/1975                                       7.80
10/29/1975                                       7.72
10/30/1975                                       7.62
10/31/1975                                       7.66
 11/3/1975                                       7.75
 11/4/1975                                       7.75
 11/5/1975                                       7.65
 11/6/1975                                       7.69
 11/7/1975                                       7.59
11/10/1975                                       7.54
11/11/1975                                       7.54
11/12/1975                                       7.62
11/13/1975                                       7.68
11/14/1975                                       7.84
11/17/1975                                       7.87
11/18/1975                                       7.91
11/19/1975                                       7.94
11/20/1975                                       7.88
11/21/1975                                       8.01
11/24/1975                                       7.90
11/25/1975                                       7.93
11/26/1975                                       7.92
11/27/1975                                       7.92
11/28/1975                                       7.90
 12/1/1975                                       7.87
 12/2/1975                                       7.86
 12/3/1975                                       7.84
 12/4/1975                                       7.89
 12/5/1975                                       7.88
 12/8/1975                                       7.97
 12/9/1975                                       8.00
12/10/1975                                       8.00
12/11/1975                                       7.94
12/12/1975                                       7.91
12/15/1975                                       7.87
12/16/1975                                       7.82
12/17/1975                                       7.70
12/18/1975                                       7.73
12/19/1975                                       7.61
12/22/1975                                       7.64
12/23/1975                                       7.62
12/24/1975                                       7.59
12/25/1975                                       7.59
12/26/1975                                       7.48
12/29/1975                                       7.51
12/30/1975                                       7.46
12/31/1975                                       7.50
  1/1/1976                                       7.50
  1/2/1976                                       7.54
  1/5/1976                                       7.50
  1/6/1976                                       7.41
  1/7/1976                                       7.43
  1/8/1976                                       7.47
  1/9/1976                                       7.37
 1/12/1976                                       7.34
 1/13/1976                                       7.34
 1/14/1976                                       7.41
 1/15/1976                                       7.47
 1/16/1976                                       7.53
 1/19/1976                                       7.46
 1/20/1976                                       7.52
 1/21/1976                                       7.48
 1/22/1976                                       7.51
 1/23/1976                                       7.45
 1/26/1976                                       7.47
 1/27/1976                                       7.48
 1/28/1976                                       7.52
 1/29/1976                                       7.46
 1/30/1976                                       7.43
  2/2/1976                                       7.44
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  2/6/1976                                       7.49
  2/9/1976                                       7.47
 2/10/1976                                       7.49
 2/11/1976                                       7.50
 2/12/1976                                       7.50
 2/13/1976                                       7.50
 2/16/1976                                       7.50
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 2/18/1976                                       7.47
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 2/20/1976                                       7.41
 2/23/1976                                       7.39
 2/24/1976                                       7.39
 2/25/1976                                       7.37
 2/26/1976                                       7.37
 2/27/1976                                       7.46
  3/1/1976                                       7.57
  3/2/1976                                       7.53
  3/3/1976                                       7.56
  3/4/1976                                       7.61
  3/5/1976                                       7.56
  3/8/1976                                       7.54
  3/9/1976                                       7.56
 3/10/1976                                       7.56
 3/11/1976                                       7.56
 3/12/1976                                       7.50
 3/15/1976                                       7.52
 3/16/1976                                       7.54
 3/17/1976                                       7.52
 3/18/1976                                       7.48
 3/19/1976                                       7.49
 3/22/1976                                       7.43
 3/23/1976                                       7.41
 3/24/1976                                       7.40
 3/25/1976                                       7.38
 3/26/1976                                       7.38
 3/29/1976                                       7.37
 3/30/1976                                       7.40
 3/31/1976                                       7.39
  4/1/1976                                       7.44
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  4/6/1976                                       7.31
  4/7/1976                                       7.29
  4/8/1976                                       7.24
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 4/12/1976                                       7.20
 4/13/1976                                       7.16
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 4/21/1976                                       7.12
 4/22/1976                                       7.19
 4/23/1976                                       7.31
 4/26/1976                                       7.30
 4/27/1976                                       7.31
 4/28/1976                                       7.28
 4/29/1976                                       7.25
 4/30/1976                                       7.34
  5/3/1976                                       7.36
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  5/5/1976                                       7.34
  5/6/1976                                       7.37
  5/7/1976                                       7.45
 5/10/1976                                       7.51
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 5/12/1976                                       7.54
 5/13/1976                                       7.53
 5/14/1976                                       7.59
 5/17/1976                                       7.63
 5/18/1976                                       7.63
 5/19/1976                                       7.64
 5/20/1976                                       7.71
 5/21/1976                                       7.81
 5/24/1976                                       7.76
 5/25/1976                                       7.72
 5/26/1976                                       7.78
 5/27/1976                                       7.82
 5/28/1976                                       7.78
 5/31/1976                                       7.78
  6/1/1976                                       7.71
  6/2/1976                                       7.74
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  6/4/1976                                       7.67
  6/7/1976                                       7.64
  6/8/1976                                       7.67
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 6/10/1976                                       7.61
 6/11/1976                                       7.58
 6/14/1976                                       7.56
 6/15/1976                                       7.59
 6/16/1976                                       7.62
 6/17/1976                                       7.60
 6/18/1976                                       7.54
 6/21/1976                                       7.51
 6/22/1976                                       7.53
 6/23/1976                                       7.53
 6/24/1976                                       7.53
 6/25/1976                                       7.56
 6/28/1976                                       7.58
 6/29/1976                                       7.59
 6/30/1976                                       7.58
  7/1/1976                                       7.59
  7/2/1976                                       7.57
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 7/12/1976                                       7.40
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 7/15/1976                                       7.38
 7/16/1976                                       7.47
 7/19/1976                                       7.51
 7/20/1976                                       7.52
 7/21/1976                                       7.51
 7/22/1976                                       7.52
 7/23/1976                                       7.50
 7/26/1976                                       7.51
 7/27/1976                                       7.44
 7/28/1976                                       7.48
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 7/30/1976                                       7.47
  8/2/1976                                       7.54
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 8/17/1976                                       7.26
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 8/19/1976                                       7.29
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 8/25/1976                                       7.19
 8/26/1976                                       7.19
 8/27/1976                                       7.26
 8/30/1976                                       7.23
 8/31/1976                                       7.16
  9/1/1976                                       7.14
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  9/9/1976                                       7.19
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 9/17/1976                                       7.04
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 9/22/1976                                       7.09
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 9/24/1976                                       7.18
 9/27/1976                                       7.14
 9/28/1976                                       7.09
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 9/30/1976                                       7.05
 10/1/1976                                       6.95
 10/4/1976                                       6.94
 10/5/1976                                       6.94
 10/6/1976                                       6.88
 10/7/1976                                       6.86
 10/8/1976                                       6.71
10/11/1976                                       6.71
10/12/1976                                       6.64
10/13/1976                                       6.66
10/14/1976                                       6.63
10/15/1976                                       6.55
10/18/1976                                       6.55
10/19/1976                                       6.60
10/20/1976                                       6.64
10/21/1976                                       6.67
10/22/1976                                       6.78
10/25/1976                                       6.87
10/26/1976                                       6.83
10/27/1976                                       6.80
10/28/1976                                       6.76
10/29/1976                                       6.78
 11/1/1976                                       6.70
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 11/3/1976                                       6.79
 11/4/1976                                       6.72
 11/5/1976                                       6.75
 11/8/1976                                       6.82
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11/10/1976                                       6.78
11/11/1976                                       6.78
11/12/1976                                       6.73
11/15/1976                                       6.70
11/16/1976                                       6.60
11/17/1976                                       6.56
11/18/1976                                       6.59
11/19/1976                                       6.44
11/22/1976                                       6.30
11/23/1976                                       6.28
11/24/1976                                       6.23
11/25/1976                                       6.23
11/26/1976                                       5.99
11/29/1976                                       6.02
11/30/1976                                       6.05
 12/1/1976                                       6.02
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 12/3/1976                                       6.03
 12/6/1976                                       6.05
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 12/8/1976                                       6.13
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12/10/1976                                       6.02
12/13/1976                                       6.16
12/14/1976                                       6.13
12/15/1976                                       6.14
12/16/1976                                       6.14
12/17/1976                                       6.11
12/20/1976                                       6.08
12/21/1976                                       6.14
12/22/1976                                       6.12
12/23/1976                                       6.11
12/24/1976                                       6.11
12/27/1976                                       6.13
12/28/1976                                       6.15
12/29/1976                                       6.16
12/30/1976                                       6.12
12/31/1976                                       6.13
  1/3/1977                                       6.16
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  1/6/1977                                       6.23
  1/7/1977                                       6.42
 1/10/1977                                       6.60
 1/11/1977                                       6.68
 1/12/1977                                       6.60
 1/13/1977                                       6.50
 1/14/1977                                       6.59
 1/17/1977                                       6.60
 1/18/1977                                       6.70
 1/19/1977                                       6.64
 1/20/1977                                       6.64
 1/21/1977                                       6.68
 1/24/1977                                       6.77
 1/25/1977                                       6.74
 1/26/1977                                       6.76
 1/27/1977                                       6.88
 1/28/1977                                       6.86
 1/31/1977                                       6.83
  2/1/1977                                       6.91
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 2/15/1977                                       6.72
 2/16/1977                                       6.70
 2/17/1977                                       6.67
 2/18/1977                                       6.82
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 2/22/1977                                       6.84
 2/23/1977                                       6.95
 2/24/1977                                       7.02
 2/25/1977                                       6.99
 2/28/1977                                       6.98
  3/1/1977                                       6.99
  3/2/1977                                       6.93
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 3/15/1977                                       6.87
 3/16/1977                                       6.90
 3/17/1977                                       6.94
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 3/21/1977                                       6.88
 3/22/1977                                       6.87
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 3/24/1977                                       6.90
 3/25/1977                                       6.94
 3/28/1977                                       6.96
 3/29/1977                                       6.93
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  4/1/1977                                       6.92
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 4/14/1977                                       6.56
 4/15/1977                                       6.60
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 4/19/1977                                       6.66
 4/20/1977                                       6.71
 4/21/1977                                       6.72
 4/22/1977                                       6.80
 4/25/1977                                       6.82
 4/26/1977                                       6.76
 4/27/1977                                       6.75
 4/28/1977                                       6.78
 4/29/1977                                       6.90
  5/2/1977                                       6.94
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  5/9/1977                                       6.97
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 5/12/1977                                       6.98
 5/13/1977                                       6.94
 5/16/1977                                       6.92
 5/17/1977                                       6.91
 5/18/1977                                       6.89
 5/19/1977                                       7.00
 5/20/1977                                       7.01
 5/23/1977                                       6.99
 5/24/1977                                       6.93
 5/25/1977                                       6.88
 5/26/1977                                       6.86
 5/27/1977                                       6.88
 5/30/1977                                       6.88
 5/31/1977                                       6.87
  6/1/1977                                       6.87
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 6/14/1977                                       6.68
 6/15/1977                                       6.73
 6/16/1977                                       6.74
 6/17/1977                                       6.72
 6/20/1977                                       6.74
 6/21/1977                                       6.74
 6/22/1977                                       6.70
 6/23/1977                                       6.72
 6/24/1977                                       6.68
 6/27/1977                                       6.65
 6/28/1977                                       6.64
 6/29/1977                                       6.68
 6/30/1977                                       6.70
  7/1/1977                                       6.71
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  7/5/1977                                       6.75
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 7/11/1977                                       6.83
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 7/13/1977                                       6.75
 7/14/1977                                       6.75
 7/15/1977                                       6.82
 7/18/1977                                       6.84
 7/19/1977                                       6.83
 7/20/1977                                       6.85
 7/21/1977                                       6.89
 7/22/1977                                       6.88
 7/25/1977                                       6.86
 7/26/1977                                       6.86
 7/27/1977                                       6.94
 7/28/1977                                       7.01
 7/29/1977                                       7.03
  8/1/1977                                       7.02
  8/2/1977                                       7.05
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 8/12/1977                                       7.10
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 8/16/1977                                       7.12
 8/17/1977                                       7.08
 8/18/1977                                       7.06
 8/19/1977                                       7.04
 8/22/1977                                       7.05
 8/23/1977                                       7.02
 8/24/1977                                       7.01
 8/25/1977                                       6.98
 8/26/1977                                       6.93
 8/29/1977                                       6.90
 8/30/1977                                       6.93
 8/31/1977                                       6.94
  9/1/1977                                       6.97
  9/2/1977                                       6.93
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  9/6/1977                                       6.90
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  9/9/1977                                       7.09
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 9/13/1977                                       7.06
 9/14/1977                                       7.05
 9/15/1977                                       7.04
 9/16/1977                                       7.02
 9/19/1977                                       7.02
 9/20/1977                                       7.04
 9/21/1977                                       7.05
 9/22/1977                                       7.08
 9/23/1977                                       7.09
 9/26/1977                                       7.14
 9/27/1977                                       7.07
 9/28/1977                                       7.08
 9/29/1977                                       7.10
 9/30/1977                                       7.11
 10/3/1977                                       7.13
 10/4/1977                                       7.15
 10/5/1977                                       7.16
 10/6/1977                                       7.23
 10/7/1977                                       7.25
10/10/1977                                       7.25
10/11/1977                                       7.30
10/12/1977                                       7.34
10/13/1977                                       7.34
10/14/1977                                       7.31
10/17/1977                                       7.33
10/18/1977                                       7.36
10/19/1977                                       7.35
10/20/1977                                       7.36
10/21/1977                                       7.39
10/24/1977                                       7.39
10/25/1977                                       7.41
10/26/1977                                       7.40
10/27/1977                                       7.38
10/28/1977                                       7.38
10/31/1977                                       7.44
 11/1/1977                                       7.47
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 11/3/1977                                       7.45
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 11/7/1977                                       7.40
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 11/9/1977                                       7.35
11/10/1977                                       7.34
11/11/1977                                       7.34
11/14/1977                                       7.24
11/15/1977                                       7.26
11/16/1977                                       7.28
11/17/1977                                       7.28
11/18/1977                                       7.28
11/21/1977                                       7.30
11/22/1977                                       7.30
11/23/1977                                       7.30
11/24/1977                                       7.30
11/25/1977                                       7.31
11/28/1977                                       7.31
11/29/1977                                       7.32
11/30/1977                                       7.36
 12/1/1977                                       7.38
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 12/5/1977                                       7.40
 12/6/1977                                       7.44
 12/7/1977                                       7.45
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 12/9/1977                                       7.45
12/12/1977                                       7.46
12/13/1977                                       7.46
12/14/1977                                       7.46
12/15/1977                                       7.46
12/16/1977                                       7.44
12/19/1977                                       7.48
12/20/1977                                       7.50
12/21/1977                                       7.48
12/22/1977                                       7.52
12/23/1977                                       7.55
12/26/1977                                       7.55
12/27/1977                                       7.57
12/28/1977                                       7.57
12/29/1977                                       7.58
12/30/1977                                       7.54
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  1/9/1978                                       7.86
 1/10/1978                                       7.85
 1/11/1978                                       7.87
 1/12/1978                                       7.87
 1/13/1978                                       7.82
 1/16/1978                                       7.82
 1/17/1978                                       7.81
 1/18/1978                                       7.81
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 1/24/1978                                       7.80
 1/25/1978                                       7.82
 1/26/1978                                       7.78
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  2/1/1978                                       7.74
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 2/10/1978                                       7.81
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 2/15/1978                                       7.87
 2/16/1978                                       7.90
 2/17/1978                                       7.88
 2/20/1978                                       7.88
 2/21/1978                                       7.89
 2/22/1978                                       7.91
 2/23/1978                                       7.90
 2/24/1978                                       7.88
 2/27/1978                                       7.86
 2/28/1978                                       7.86
  3/1/1978                                       7.87
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 3/10/1978                                       7.82
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 3/15/1978                                       7.81
 3/16/1978                                       7.82
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 3/23/1978                                       7.86
 3/24/1978                                       7.86
 3/27/1978                                       7.91
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 4/10/1978                                       7.98
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 4/17/1978                                       7.88
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 4/21/1978                                       8.02
 4/24/1978                                       8.03
 4/25/1978                                       8.02
 4/26/1978                                       8.05
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  5/1/1978                                       8.08
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 5/10/1978                                       8.16
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 5/30/1978                                       8.27
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  6/9/1978                                       8.27
 6/12/1978                                       8.28
 6/13/1978                                       8.28
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 6/16/1978                                       8.32
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 6/20/1978                                       8.42
 6/21/1978                                       8.46
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 6/26/1978                                       8.50
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 6/29/1978                                       8.46
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 7/10/1978                                       8.56
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  8/1/1978                                       8.44
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 9/15/1978                                       8.39
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10/10/1978                                       8.50
10/11/1978                                       8.51
10/12/1978                                       8.47
10/13/1978                                       8.47
10/16/1978                                       8.57
10/17/1978                                       8.57
10/18/1978                                       8.58
10/19/1978                                       8.60
10/20/1978                                       8.62
10/23/1978                                       8.62
10/24/1978                                       8.60
10/25/1978                                       8.62
10/26/1978                                       8.69
10/27/1978                                       8.78
10/30/1978                                       8.93
10/31/1978                                       9.16
 11/1/1978                                       8.77
 11/2/1978                                       8.78
 11/3/1978                                       8.80
 11/6/1978                                       8.85
 11/7/1978                                       8.85
 11/8/1978                                       8.87
 11/9/1978                                       8.88
11/10/1978                                       8.85
11/13/1978                                       8.86
11/14/1978                                       8.84
11/15/1978                                       8.76
11/16/1978                                       8.71
11/17/1978                                       8.72
11/20/1978                                       8.74
11/21/1978                                       8.77
11/22/1978                                       8.77
11/23/1978                                       8.77
11/24/1978                                       8.94
11/27/1978                                       8.96
11/28/1978                                       8.96
11/29/1978                                       8.93
11/30/1978                                       8.94
 12/1/1978                                       8.81
 12/4/1978                                       8.85
 12/5/1978                                       8.87
 12/6/1978                                       8.88
 12/7/1978                                       8.92
 12/8/1978                                       8.93
12/11/1978                                       8.93
12/12/1978                                       8.92
12/13/1978                                       8.98
12/14/1978                                       8.98
12/15/1978                                       9.05
12/18/1978                                       9.17
12/19/1978                                       9.17
12/20/1978                                       9.26
12/21/1978                                       9.35
12/22/1978                                       9.32
12/25/1978                                       9.32
12/26/1978                                       9.32
12/27/1978                                       9.31
12/28/1978                                       9.34
12/29/1978                                       9.32
  1/1/1979                                       9.32
  1/2/1979                                       9.33
  1/3/1979                                       9.33
  1/4/1979                                       9.27
  1/5/1979                                       9.28
  1/8/1979                                       9.31
  1/9/1979                                       9.30
 1/10/1979                                       9.30
 1/11/1979                                       9.30
 1/12/1979                                       9.28
 1/15/1979                                       9.27
 1/16/1979                                       9.26
 1/17/1979                                       9.28
 1/18/1979                                       9.27
 1/19/1979                                       9.24
 1/22/1979                                       9.20
 1/23/1979                                       9.16
 1/24/1979                                       9.16
 1/25/1979                                       9.01
 1/26/1979                                       8.98
 1/29/1979                                       9.00
 1/30/1979                                       8.98
 1/31/1979                                       8.95
  2/1/1979                                       8.95
  2/2/1979                                       8.84
  2/5/1979                                       8.92
  2/6/1979                                       9.00
  2/7/1979                                       9.11
  2/8/1979                                       9.11
  2/9/1979                                       9.12
 2/12/1979                                       9.12
 2/13/1979                                       9.12
 2/14/1979                                       9.13
 2/15/1979                                       9.13
 2/16/1979                                       9.14
 2/19/1979                                       9.14
 2/20/1979                                       9.17
 2/21/1979                                       9.20
 2/22/1979                                       9.29
 2/23/1979                                       9.31
 2/26/1979                                       9.28
 2/27/1979                                       9.30
 2/28/1979                                       9.29
  3/1/1979                                       9.28
  3/2/1979                                       9.26
  3/5/1979                                       9.22
  3/6/1979                                       9.20
  3/7/1979                                       9.18
  3/8/1979                                       9.18
  3/9/1979                                       9.20
 3/12/1979                                       9.18
 3/13/1979                                       9.20
 3/14/1979                                       9.21
 3/15/1979                                       9.21
 3/16/1979                                       9.22
 3/19/1979                                       9.21
 3/20/1979                                       9.21
 3/21/1979                                       9.21
 3/22/1979                                       9.20
 3/23/1979                                       9.20
 3/26/1979                                       9.20
 3/27/1979                                       9.18
 3/28/1979                                       9.16
 3/29/1979                                       9.15
 3/30/1979                                       9.19
  4/2/1979                                       9.20
  4/3/1979                                       9.19
  4/4/1979                                       9.18
  4/5/1979                                       9.15
  4/6/1979                                       9.19
  4/9/1979                                       9.23
 4/10/1979                                       9.27
 4/11/1979                                       9.30
 4/12/1979                                       9.30
 4/13/1979                                       9.30
 4/16/1979                                       9.29
 4/17/1979                                       9.24
 4/18/1979                                       9.22
 4/19/1979                                       9.20
 4/20/1979                                       9.26
 4/23/1979                                       9.26
 4/24/1979                                       9.29
 4/25/1979                                       9.26
 4/26/1979                                       9.28
 4/27/1979                                       9.33
 4/30/1979                                       9.35
  5/1/1979                                       9.35
  5/2/1979                                       9.34
  5/3/1979                                       9.36
  5/4/1979                                       9.38
  5/7/1979                                       9.36
  5/8/1979                                       9.36
  5/9/1979                                       9.35
 5/10/1979                                       9.37
 5/11/1979                                       9.33
 5/14/1979                                       9.30
 5/15/1979                                       9.32
 5/16/1979                                       9.30
 5/17/1979                                       9.22
 5/18/1979                                       9.20
 5/21/1979                                       9.22
 5/22/1979                                       9.14
 5/23/1979                                       9.05
 5/24/1979                                       9.02
 5/25/1979                                       8.98
 5/28/1979                                       8.98
 5/29/1979                                       8.99
 5/30/1979                                       8.99
 5/31/1979                                       9.04
  6/1/1979                                       9.01
  6/4/1979                                       9.01
  6/5/1979                                       8.97
  6/6/1979                                       8.91
  6/7/1979                                       8.82
  6/8/1979                                       8.84
 6/11/1979                                       8.87
 6/12/1979                                       8.71
 6/13/1979                                       8.75
 6/14/1979                                       8.79
 6/15/1979                                       8.90
 6/18/1979                                       8.86
 6/19/1979                                       8.88
 6/20/1979                                       8.87
 6/21/1979                                       8.88
 6/22/1979                                       8.94
 6/25/1979                                       8.89
 6/26/1979                                       8.76
 6/27/1979                                       8.72
 6/28/1979                                       8.71
 6/29/1979                                       8.74
  7/2/1979                                       8.70
  7/3/1979                                       8.71
  7/4/1979                                       8.71
  7/5/1979                                       8.73
  7/6/1979                                       8.78
  7/9/1979                                       8.82
 7/10/1979                                       8.85
 7/11/1979                                       8.88
 7/12/1979                                       8.88
 7/13/1979                                       8.88
 7/16/1979                                       8.92
 7/17/1979                                       8.93
 7/18/1979                                       8.93
 7/19/1979                                       8.96
 7/20/1979                                       8.96
 7/23/1979                                       8.98
 7/24/1979                                       9.01
 7/25/1979                                       8.98
 7/26/1979                                       8.94
 7/27/1979                                       9.01
 7/30/1979                                       9.01
 7/31/1979                                       8.99
  8/1/1979                                       8.96
  8/2/1979                                       8.90
  8/3/1979                                       8.92
  8/6/1979                                       8.90
  8/7/1979                                       8.90
  8/8/1979                                       8.92
  8/9/1979                                       8.96
 8/10/1979                                       8.99
 8/13/1979                                       9.00
 8/14/1979                                       8.98
 8/15/1979                                       9.02
 8/16/1979                                       9.02
 8/17/1979                                       9.03
 8/20/1979                                       9.05
 8/21/1979                                       9.09
 8/22/1979                                       9.11
 8/23/1979                                       9.11
 8/24/1979                                       9.19
 8/27/1979                                       9.18
 8/28/1979                                       9.23
 8/29/1979                                       9.25
 8/30/1979                                       9.32
 8/31/1979                                       9.36
  9/3/1979                                       9.36
  9/4/1979                                       9.42
  9/5/1979                                       9.42
  9/6/1979                                       9.42
  9/7/1979                                       9.41
 9/10/1979                                       9.42
 9/11/1979                                       9.27
 9/12/1979                                       9.36
 9/13/1979                                       9.41
 9/14/1979                                       9.36
 9/17/1979                                       9.44
 9/18/1979                                       9.45
 9/19/1979                                       9.38
 9/20/1979                                       9.38
 9/21/1979                                       9.38
 9/24/1979                                       9.41
 9/25/1979                                       9.40
 9/26/1979                                       9.45
 9/27/1979                                       9.50
 9/28/1979                                       9.48
 10/1/1979                                       9.55
 10/2/1979                                       9.54
 10/3/1979                                       9.55
 10/4/1979                                       9.67
 10/5/1979                                       9.74
 10/8/1979                                       9.74
 10/9/1979                                      10.29
10/10/1979                                      10.48
10/11/1979                                      10.45
10/12/1979                                      10.45
10/15/1979                                      10.60
10/16/1979                                      10.56
10/17/1979                                      10.51
10/18/1979                                      10.74
10/19/1979                                      11.09
10/22/1979                                      11.40
10/23/1979                                      11.48
10/24/1979                                      11.36
10/25/1979                                      11.50
10/26/1979                                      11.11
10/29/1979                                      11.27
10/30/1979                                      11.27
10/31/1979                                      11.20
 11/1/1979                                      11.26
 11/2/1979                                      11.24
 11/5/1979                                      11.25
 11/6/1979                                      11.25
 11/7/1979                                      11.35
 11/8/1979                                      11.28
 11/9/1979                                      10.96
11/12/1979                                      10.96
11/13/1979                                      10.86
11/14/1979                                      10.98
11/15/1979                                      10.86
11/16/1979                                      11.08
11/19/1979                                      11.19
11/20/1979                                      11.22
11/21/1979                                      11.17
11/22/1979                                      11.17
11/23/1979                                      10.76
11/26/1979                                      10.52
11/27/1979                                      10.28
11/28/1979                                      10.46
11/29/1979                                      10.42
11/30/1979                                      10.44
 12/3/1979                                      10.48
 12/4/1979                                      10.40
 12/5/1979                                      10.31
 12/6/1979                                      10.20
 12/7/1979                                      10.29
12/10/1979                                      10.29
12/11/1979                                      10.47
12/12/1979                                      10.60
12/13/1979                                      10.51
12/14/1979                                      10.40
12/17/1979                                      10.39
12/18/1979                                      10.33
12/19/1979                                      10.33
12/20/1979                                      10.40
12/21/1979                                      10.48
12/24/1979                                      10.49
12/25/1979                                      10.49
12/26/1979                                      10.52
12/27/1979                                      10.54
12/28/1979                                      10.50
12/31/1979                                      10.38
  1/1/1980                                      10.38
  1/2/1980                                      10.52
  1/3/1980                                      10.54
  1/4/1980                                      10.62
  1/7/1980                                      10.56
  1/8/1980                                      10.52
  1/9/1980                                      10.53
 1/10/1980                                      10.47
 1/11/1980                                      10.61
 1/14/1980                                      10.61
 1/15/1980                                      10.61
 1/16/1980                                      10.60
 1/17/1980                                      10.62
 1/18/1980                                      10.74
 1/21/1980                                      10.86
 1/22/1980                                      10.80
 1/23/1980                                      10.76
 1/24/1980                                      10.90
 1/25/1980                                      11.04
 1/28/1980                                      11.08
 1/29/1980                                      11.14
 1/30/1980                                      11.12
 1/31/1980                                      11.11
  2/1/1980                                      11.30
  2/4/1980                                      11.38
  2/5/1980                                      11.80
  2/6/1980                                      11.86
  2/7/1980                                      11.61
  2/8/1980                                      11.76
 2/11/1980                                      11.91
 2/12/1980                                      11.91
 2/13/1980                                      11.86
 2/14/1980                                      11.93
 2/15/1980                                      12.26
 2/18/1980                                      12.26
 2/19/1980                                      12.88
 2/20/1980                                      13.10
 2/21/1980                                      13.50
 2/22/1980                                      13.38
 2/25/1980                                      13.70
 2/26/1980                                      14.12
 2/27/1980                                      14.08
 2/28/1980                                      13.42
 2/29/1980                                      13.48
  3/3/1980                                      13.53
  3/4/1980                                      13.61
  3/5/1980                                      13.68
  3/6/1980                                      13.80
  3/7/1980                                      13.64
 3/10/1980                                      13.37
 3/11/1980                                      13.03
 3/12/1980                                      13.27
 3/13/1980                                      13.20
 3/14/1980                                      13.21
 3/17/1980                                      13.22
 3/18/1980                                      13.01
 3/19/1980                                      13.00
 3/20/1980                                      13.32
 3/21/1980                                      13.51
 3/24/1980                                      14.03
 3/25/1980                                      14.00
 3/26/1980                                      13.87
 3/27/1980                                      13.75
 3/28/1980                                      13.50
 3/31/1980                                      13.31
  4/1/1980                                      13.39
  4/2/1980                                      13.27
  4/3/1980                                      13.19
  4/4/1980                                      13.19
  4/7/1980                                      12.70
  4/8/1980                                      12.64
  4/9/1980                                      12.59
 4/10/1980                                      12.61
 4/11/1980                                      12.30
 4/14/1980                                      12.15
 4/15/1980                                      12.02
 4/16/1980                                      11.43
 4/17/1980                                      11.52
 4/18/1980                                      11.24
 4/21/1980                                      11.10
 4/22/1980                                      10.97
 4/23/1980                                      11.03
 4/24/1980                                      11.15
 4/25/1980                                      11.14
 4/28/1980                                      10.73
 4/29/1980                                      10.73
 4/30/1980                                      10.82
  5/1/1980                                      10.72
  5/2/1980                                      10.17
  5/5/1980                                      10.08
  5/6/1980                                       9.71
  5/7/1980                                       9.85
  5/8/1980                                       9.97
  5/9/1980                                      10.08
 5/12/1980                                       9.99
 5/13/1980                                       9.79
 5/14/1980                                       9.84
 5/15/1980                                       9.97
 5/16/1980                                      10.09
 5/19/1980                                      10.20
 5/20/1980                                       9.89
 5/21/1980                                       9.85
 5/22/1980                                       9.89
 5/23/1980                                       9.61
 5/26/1980                                       9.61
 5/27/1980                                       9.63
 5/28/1980                                       9.78
 5/29/1980                                       9.88
 5/30/1980                                       9.87
  6/2/1980                                       9.97
  6/3/1980                                       9.66
  6/4/1980                                       9.55
  6/5/1980                                       9.46
  6/6/1980                                       9.25
  6/9/1980                                       9.17
 6/10/1980                                       9.27
 6/11/1980                                       9.17
 6/12/1980                                       8.93
 6/13/1980                                       8.86
 6/16/1980                                       8.87
 6/17/1980                                       8.86
 6/18/1980                                       8.96
 6/19/1980                                       8.96
 6/20/1980                                       8.86
 6/23/1980                                       9.02
 6/24/1980                                       9.13
 6/25/1980                                       9.23
 6/26/1980                                       9.33
 6/27/1980                                       9.45
 6/30/1980                                       9.48
  7/1/1980                                       9.55
  7/2/1980                                       9.49
  7/3/1980                                       9.36
  7/4/1980                                       9.36
  7/7/1980                                       9.49
  7/8/1980                                       9.37
  7/9/1980                                       9.41
 7/10/1980                                       9.47
 7/11/1980                                       9.56
 7/14/1980                                       9.56
 7/15/1980                                       9.45
 7/16/1980                                       9.34
 7/17/1980                                       9.43
 7/18/1980                                       9.42
 7/21/1980                                       9.38
 7/22/1980                                       9.41
 7/23/1980                                       9.40
 7/24/1980                                       9.51
 7/25/1980                                       9.59
 7/28/1980                                       9.77
 7/29/1980                                       9.77
 7/30/1980                                       9.81
 7/31/1980                                      10.09
  8/1/1980                                      10.16
  8/4/1980                                      10.04
  8/5/1980                                      10.06
  8/6/1980                                      10.19
  8/7/1980                                      10.10
  8/8/1980                                      10.22
 8/11/1980                                      10.47
 8/12/1980                                      10.48
 8/13/1980                                      10.46
 8/14/1980                                      10.48
 8/15/1980                                      10.48
 8/18/1980                                      10.99
 8/19/1980                                      11.11
 8/20/1980                                      11.29
 8/21/1980                                      11.39
 8/22/1980                                      11.26
 8/25/1980                                      11.55
 8/26/1980                                      11.55
 8/27/1980                                      11.76
 8/28/1980                                      11.92
 8/29/1980                                      11.66
  9/1/1980                                      11.66
  9/2/1980                                      11.45
  9/3/1980                                      11.13
  9/4/1980                                      11.15
  9/5/1980                                      11.19
  9/8/1980                                      11.30
  9/9/1980                                      11.27
 9/10/1980                                      11.19
 9/11/1980                                      11.37
 9/12/1980                                      11.41
 9/15/1980                                      11.75
 9/16/1980                                      11.63
 9/17/1980                                      11.73
 9/18/1980                                      11.75
 9/19/1980                                      11.53
 9/22/1980                                      11.92
 9/23/1980                                      11.97
 9/24/1980                                      11.96
 9/25/1980                                      12.04
 9/26/1980                                      12.17
 9/29/1980                                      12.19
 9/30/1980                                      11.88
 10/1/1980                                      11.77
 10/2/1980                                      11.83
 10/3/1980                                      11.35
 10/6/1980                                      11.35
 10/7/1980                                      11.40
 10/8/1980                                      11.55
 10/9/1980                                      11.45
10/10/1980                                      11.55
10/13/1980                                      11.55
10/14/1980                                      11.50
10/15/1980                                      11.44
10/16/1980                                      11.55
10/17/1980                                      11.69
10/20/1980                                      11.72
10/21/1980                                      11.81
10/22/1980                                      12.07
10/23/1980                                      11.95
10/24/1980                                      11.89
10/27/1980                                      12.32
10/28/1980                                      12.56
10/29/1980                                      12.75
10/30/1980                                      12.71
10/31/1980                                      12.74
 11/3/1980                                      12.74
 11/4/1980                                      12.74
 11/5/1980                                      12.95
 11/6/1980                                      13.19
 11/7/1980                                      12.87
11/10/1980                                      12.88
11/11/1980                                      12.88
11/12/1980                                      12.39
11/13/1980                                      12.38
11/14/1980                                      12.70
11/17/1980                                      12.95
11/18/1980                                      12.67
11/19/1980                                      12.60
11/20/1980                                      12.68
11/21/1980                                      12.97
11/24/1980                                      13.00
11/25/1980                                      13.07
11/26/1980                                      13.01
11/27/1980                                      13.01
11/28/1980                                      13.14
 12/1/1980                                      13.35
 12/2/1980                                      13.37
 12/3/1980                                      13.42
 12/4/1980                                      13.43
 12/5/1980                                      13.45
 12/8/1980                                      13.51
 12/9/1980                                      13.61
12/10/1980                                      13.63
12/11/1980                                      14.04
12/12/1980                                      13.63
12/15/1980                                      13.75
12/16/1980                                      14.04
12/17/1980                                      13.87
12/18/1980                                      13.79
12/19/1980                                      13.02
12/22/1980                                      12.34
12/23/1980                                      12.50
12/24/1980                                      12.61
12/25/1980                                      12.61
12/26/1980                                      12.53
12/29/1980                                      12.41
12/30/1980                                      12.55
12/31/1980                                      12.59
  1/1/1981                                      12.59
  1/2/1981                                      12.61
  1/5/1981                                      12.29
  1/6/1981                                      12.21
  1/7/1981                                      12.61
  1/8/1981                                      12.68
  1/9/1981                                      12.88
 1/12/1981                                      12.71
 1/13/1981                                      12.68
 1/14/1981                                      12.61
 1/15/1981                                      12.77
 1/16/1981                                      12.66
 1/19/1981                                      12.92
 1/20/1981                                      12.77
 1/21/1981                                      13.08
 1/22/1981                                      13.16
 1/23/1981                                      13.10
 1/26/1981                                      12.89
 1/27/1981                                      12.92
 1/28/1981                                      12.94
 1/29/1981                                      12.89
 1/30/1981                                      12.80
  2/2/1981                                      13.02
  2/3/1981                                      13.20
  2/4/1981                                      13.09
  2/5/1981                                      13.10
  2/6/1981                                      13.23
  2/9/1981                                      13.35
 2/10/1981                                      13.50
 2/11/1981                                      13.66
 2/12/1981                                      13.66
 2/13/1981                                      13.84
 2/16/1981                                      13.84
 2/17/1981                                      13.46
 2/18/1981                                      13.45
 2/19/1981                                      13.25
 2/20/1981                                      13.10
 2/23/1981                                      13.49
 2/24/1981                                      13.51
 2/25/1981                                      13.61
 2/26/1981                                      13.80
 2/27/1981                                      13.76
  3/2/1981                                      13.92
  3/3/1981                                      13.78
  3/4/1981                                      13.82
  3/5/1981                                      13.78
  3/6/1981                                      13.49
  3/9/1981                                      13.39
 3/10/1981                                      13.37
 3/11/1981                                      13.40
 3/12/1981                                      13.33
 3/13/1981                                      13.18
 3/16/1981                                      13.15
 3/17/1981                                      12.97
 3/18/1981                                      12.80
 3/19/1981                                      12.95
 3/20/1981                                      13.01
 3/23/1981                                      13.38
 3/24/1981                                      13.57
 3/25/1981                                      13.51
 3/26/1981                                      13.63
 3/27/1981                                      13.68
 3/30/1981                                      13.48
 3/31/1981                                      13.39
  4/1/1981                                      13.36
  4/2/1981                                      13.46
  4/3/1981                                      13.62
  4/6/1981                                      14.01
  4/7/1981                                      13.74
  4/8/1981                                      13.85
  4/9/1981                                      13.77
 4/10/1981                                      13.84
 4/13/1981                                      14.01
 4/14/1981                                      13.89
 4/15/1981                                      14.05
 4/16/1981                                      14.08
 4/17/1981                                      14.08
 4/20/1981                                      14.10
 4/21/1981                                      14.07
 4/22/1981                                      14.13
 4/23/1981                                      14.18
 4/24/1981                                      14.24
 4/27/1981                                      14.31
 4/28/1981                                      14.28
 4/29/1981                                      14.37
 4/30/1981                                      14.45
  5/1/1981                                      14.37
  5/4/1981                                      14.83
  5/5/1981                                      15.35
  5/6/1981                                      15.02
  5/7/1981                                      14.83
  5/8/1981                                      14.66
 5/11/1981                                      14.87
 5/12/1981                                      15.06
 5/13/1981                                      15.05
 5/14/1981                                      14.84
 5/15/1981                                      14.59
 5/18/1981                                      14.22
 5/19/1981                                      14.59
 5/20/1981                                      14.71
 5/21/1981                                      14.77
 5/22/1981                                      14.39
 5/25/1981                                      14.39
 5/26/1981                                      14.13
 5/27/1981                                      14.24
 5/28/1981                                      13.99
 5/29/1981                                      13.99
  6/1/1981                                      13.99
  6/2/1981                                      14.07
  6/3/1981                                      14.05
  6/4/1981                                      14.10
  6/5/1981                                      14.10
  6/8/1981                                      13.78
  6/9/1981                                      13.87
 6/10/1981                                      13.78
 6/11/1981                                      13.84
 6/12/1981                                      13.87
 6/15/1981                                      13.57
 6/16/1981                                      13.58
 6/17/1981                                      13.71
 6/18/1981                                      14.10
 6/19/1981                                      14.07
 6/22/1981                                      13.96
 6/23/1981                                      14.00
 6/24/1981                                      14.10
 6/25/1981                                      14.08
 6/26/1981                                      14.09
 6/29/1981                                      14.01
 6/30/1981                                      14.25
  7/1/1981                                      14.47
  7/2/1981                                      14.38
  7/3/1981                                      14.38
  7/6/1981                                      14.27
  7/7/1981                                      14.49
  7/8/1981                                      14.57
  7/9/1981                                      14.60
 7/10/1981                                      14.45
 7/13/1981                                      14.41
 7/14/1981                                      14.55
 7/15/1981                                      14.55
 7/16/1981                                      14.59
 7/17/1981                                      14.53
 7/20/1981                                      15.25
 7/21/1981                                      15.23
 7/22/1981                                      15.24
 7/23/1981                                      15.17
 7/24/1981                                      14.96
 7/27/1981                                      14.87
 7/28/1981                                      15.04
 7/29/1981                                      15.21
 7/30/1981                                      15.31
 7/31/1981                                      15.24
  8/3/1981                                      15.62
  8/4/1981                                      15.60
  8/5/1981                                      15.40
  8/6/1981                                      15.31
  8/7/1981                                      15.34
 8/10/1981                                      15.08
 8/11/1981                                      14.87
 8/12/1981                                      15.12
 8/13/1981                                      15.26
 8/14/1981                                      15.34
 8/17/1981                                      15.39
 8/18/1981                                      15.45
 8/19/1981                                      15.48
 8/20/1981                                      15.63
 8/21/1981                                      15.62
 8/24/1981                                      16.00
 8/25/1981                                      16.07
 8/26/1981                                      15.99
 8/27/1981                                      16.15
 8/28/1981                                      16.01
 8/31/1981                                      16.11
  9/1/1981                                      16.12
  9/2/1981                                      16.09
  9/3/1981                                      16.14
  9/4/1981                                      16.17
  9/7/1981                                      16.17
  9/8/1981                                      16.23
  9/9/1981                                      16.22
 9/10/1981                                      16.01
 9/11/1981                                      15.81
 9/14/1981                                      15.93
 9/15/1981                                      15.71
 9/16/1981                                      15.75
 9/17/1981                                      15.55
 9/18/1981                                      15.55
 9/21/1981                                      15.31
 9/22/1981                                      15.61
 9/23/1981                                      15.79
 9/24/1981                                      15.83
 9/25/1981                                      16.13
 9/28/1981                                      16.13
 9/29/1981                                      16.18
 9/30/1981                                      16.27
 10/1/1981                                      16.13
 10/2/1981                                      15.83
 10/5/1981                                      15.55
 10/6/1981                                      15.53
 10/7/1981                                      15.43
 10/8/1981                                      15.41
 10/9/1981                                      15.03
10/12/1981                                      15.03
10/13/1981                                      15.12
10/14/1981                                      15.13
10/15/1981                                      15.12
10/16/1981                                      15.20
10/19/1981                                      15.29
10/20/1981                                      15.37
10/21/1981                                      15.55
10/22/1981                                      15.57
10/23/1981                                      15.46
10/26/1981                                      15.68
10/27/1981                                      15.62
10/28/1981                                      15.54
10/29/1981                                      15.20
10/30/1981                                      14.78
 11/2/1981                                      14.61
 11/3/1981                                      14.61
 11/4/1981                                      14.32
 11/5/1981                                      14.43
 11/6/1981                                      14.07
 11/9/1981                                      13.54
11/10/1981                                      13.63
11/11/1981                                      13.63
11/12/1981                                      13.23
11/13/1981                                      13.31
11/16/1981                                      13.21
11/17/1981                                      13.21
11/18/1981                                      13.11
11/19/1981                                      13.04
11/20/1981                                      13.01
11/23/1981                                      13.31
11/24/1981                                      12.75
11/25/1981                                      12.61
11/26/1981                                      12.61
11/27/1981                                      12.58
11/30/1981                                      12.79
 12/1/1981                                      13.11
 12/2/1981                                      13.25
 12/3/1981                                      13.21
 12/4/1981                                      12.80
 12/7/1981                                      13.22
 12/8/1981                                      13.23
 12/9/1981                                      13.40
12/10/1981                                      13.77
12/11/1981                                      13.73
12/14/1981                                      13.55
12/15/1981                                      13.35
12/16/1981                                      13.36
12/17/1981                                      13.55
12/18/1981                                      13.40
12/21/1981                                      13.87
12/22/1981                                      14.03
12/23/1981                                      14.20
12/24/1981                                      14.03
12/25/1981                                      14.03
12/28/1981                                      14.01
12/29/1981                                      14.11
12/30/1981                                      14.06
12/31/1981                                      13.97
  1/1/1982                                      13.97
  1/4/1982                                      14.15
  1/5/1982                                      14.41
  1/6/1982                                      14.60
  1/7/1982                                      14.66
  1/8/1982                                      14.47
 1/11/1982                                      14.83
 1/12/1982                                      14.70
 1/13/1982                                      14.86
 1/14/1982                                      14.69
 1/15/1982                                      14.86
 1/18/1982                                      14.77
 1/19/1982                                      14.79
 1/20/1982                                      14.90
 1/21/1982                                      14.75
 1/22/1982                                      14.85
 1/25/1982                                      14.80
 1/26/1982                                      14.63
 1/27/1982                                      14.62
 1/28/1982                                      14.33
 1/29/1982                                      14.24
  2/1/1982                                      14.79
  2/2/1982                                      14.61
  2/3/1982                                      14.73
  2/4/1982                                      14.82
  2/5/1982                                      14.72
  2/8/1982                                      14.94
  2/9/1982                                      15.02
 2/10/1982                                      14.89
 2/11/1982                                      14.80
 2/12/1982                                      14.80
 2/15/1982                                       4.80
 2/16/1982                                      14.68
 2/17/1982                                      14.73
 2/18/1982                                      14.45
 2/19/1982                                      14.44
 2/22/1982                                      13.97
 2/23/1982                                      14.03
 2/24/1982                                      13.98
 2/25/1982                                      14.01
 2/26/1982                                      14.12
  3/1/1982                                      13.97
  3/2/1982                                      13.87
  3/3/1982                                      13.77
  3/4/1982                                      13.61
  3/5/1982                                      13.57
  3/8/1982                                      13.57
  3/9/1982                                      13.72
 3/10/1982                                      13.75
 3/11/1982                                      14.03
 3/12/1982                                      14.04
 3/15/1982                                      14.11
 3/16/1982                                      14.04
 3/17/1982                                      14.00
 3/18/1982                                      14.01
 3/19/1982                                      14.06
 3/22/1982                                      13.91
 3/23/1982                                      13.89
 3/24/1982                                      14.10
 3/25/1982                                      14.09
 3/26/1982                                      14.18
 3/29/1982                                      14.39
 3/30/1982                                      14.41
 3/31/1982                                      14.39
  4/1/1982                                      14.26
  4/2/1982                                      14.26
  4/5/1982                                      14.28
  4/6/1982                                      14.30
  4/7/1982                                      14.30
  4/8/1982                                      14.11
  4/9/1982                                      14.11
 4/12/1982                                      14.01
 4/13/1982                                      13.99
 4/14/1982                                      14.12
 4/15/1982                                      14.05
 4/16/1982                                      13.83
 4/19/1982                                      13.83
 4/20/1982                                      13.89
 4/21/1982                                      13.81
 4/22/1982                                      13.87
 4/23/1982                                      13.84
 4/26/1982                                      13.81
 4/27/1982                                      13.80
 4/28/1982                                      13.87
 4/29/1982                                      13.95
 4/30/1982                                      13.90
  5/3/1982                                      14.02
  5/4/1982                                      14.02
  5/5/1982                                      13.95
  5/6/1982                                      13.71
  5/7/1982                                      13.64
 5/10/1982                                      13.59
 5/11/1982                                      13.64
 5/12/1982                                      13.75
 5/13/1982                                      13.84
 5/14/1982                                      13.64
 5/17/1982                                      13.71
 5/18/1982                                      13.76
 5/19/1982                                      13.81
 5/20/1982                                      13.64
 5/21/1982                                      13.66
 5/24/1982                                      13.68
 5/25/1982                                      13.73
 5/26/1982                                      13.74
 5/27/1982                                      13.79
 5/28/1982                                      13.76
 5/31/1982                                      13.76
  6/1/1982                                      13.98
  6/2/1982                                      13.96
  6/3/1982                                      13.94
  6/4/1982                                      14.03
  6/7/1982                                      14.00
  6/8/1982                                      14.04
  6/9/1982                                      14.06
 6/10/1982                                      14.08
 6/11/1982                                      14.00
 6/14/1982                                      14.31
 6/15/1982                                      14.31
 6/16/1982                                      14.39
 6/17/1982                                      14.61
 6/18/1982                                      14.80
 6/21/1982                                      14.85
 6/22/1982                                      14.84
 6/23/1982                                      14.95
 6/24/1982                                      14.94
 6/25/1982                                      14.93
 6/28/1982                                      14.91
 6/29/1982                                      14.80
 6/30/1982                                      14.65
  7/1/1982                                      14.62
  7/2/1982                                      14.69
  7/5/1982                                      14.69
  7/6/1982                                      14.69
  7/7/1982                                      14.69
  7/8/1982                                      14.33
  7/9/1982                                      14.19
 7/12/1982                                      14.01
 7/13/1982                                      14.19
 7/14/1982                                      14.27
 7/15/1982                                      14.16
 7/16/1982                                      13.86
 7/19/1982                                      13.80
 7/20/1982                                      13.65
 7/21/1982                                      13.70
 7/22/1982                                      13.55
 7/23/1982                                      13.58
 7/26/1982                                      13.92
 7/27/1982                                      13.89
 7/28/1982                                      14.00
 7/29/1982                                      13.89
 7/30/1982                                      13.73
  8/2/1982                                      13.46
  8/3/1982                                      13.52
  8/4/1982                                      13.60
  8/5/1982                                      13.68
  8/6/1982                                      13.86
  8/9/1982                                      13.72
 8/10/1982                                      13.74
 8/11/1982                                      13.74
 8/12/1982                                      13.50
 8/13/1982                                      13.24
 8/16/1982                                      13.00
 8/17/1982                                      12.61
 8/18/1982                                      12.45
 8/19/1982                                      12.42
 8/20/1982                                      12.15
 8/23/1982                                      12.39
 8/24/1982                                      12.29
 8/25/1982                                      12.26
 8/26/1982                                      12.32
 8/27/1982                                      12.65
 8/30/1982                                      12.71
 8/31/1982                                      12.65
  9/1/1982                                      12.58
  9/2/1982                                      12.52
  9/3/1982                                      12.26
  9/6/1982                                      12.26
  9/7/1982                                      12.36
  9/8/1982                                      12.40
  9/9/1982                                      12.41
 9/10/1982                                      12.56
 9/13/1982                                      12.52
 9/14/1982                                      12.38
 9/15/1982                                      12.56
 9/16/1982                                      12.52
 9/17/1982                                      12.39
 9/20/1982                                      12.43
 9/21/1982                                      12.13
 9/22/1982                                      12.04
 9/23/1982                                      11.92
 9/24/1982                                      12.05
 9/27/1982                                      11.95
 9/28/1982                                      11.78
 9/29/1982                                      11.76
 9/30/1982                                      11.69
 10/1/1982                                      11.50
 10/4/1982                                      11.73
 10/5/1982                                      11.70
 10/6/1982                                      11.52
 10/7/1982                                      10.81
 10/8/1982                                      10.71
10/11/1982                                      10.71
10/12/1982                                      10.40
10/13/1982                                      10.28
10/14/1982                                      10.52
10/15/1982                                      10.64
10/18/1982                                      10.42
10/19/1982                                      10.38
10/20/1982                                      10.52
10/21/1982                                      10.54
10/22/1982                                      10.66
10/25/1982                                      10.97
10/26/1982                                      10.74
10/27/1982                                      10.76
10/28/1982                                      10.61
10/29/1982                                      10.58
 11/1/1982                                      10.41
 11/2/1982                                      10.41
 11/3/1982                                      10.30
 11/4/1982                                      10.28
 11/5/1982                                      10.36
 11/8/1982                                      10.46
 11/9/1982                                      10.41
11/10/1982                                      10.38
11/11/1982                                      10.38
11/12/1982                                      10.50
11/15/1982                                      10.60
11/16/1982                                      10.63
11/17/1982                                      10.55
11/18/1982                                      10.42
11/19/1982                                      10.36
11/22/1982                                      10.25
11/23/1982                                      10.19
11/24/1982                                      10.20
11/25/1982                                      10.20
11/26/1982                                      10.19
11/29/1982                                      10.39
11/30/1982                                      10.37
 12/1/1982                                      10.34
 12/2/1982                                      10.29
 12/3/1982                                      10.16
 12/6/1982                                      10.17
 12/7/1982                                      10.21
 12/8/1982                                      10.25
 12/9/1982                                      10.30
12/10/1982                                      10.37
12/13/1982                                      10.34
12/14/1982                                      10.13
12/15/1982                                      10.15
12/16/1982                                      10.24
12/17/1982                                      10.28
12/20/1982                                      10.31
12/21/1982                                      10.21
12/22/1982                                      10.22
12/23/1982                                      10.15
12/24/1982                                      10.15
12/27/1982                                      10.15
12/28/1982                                      10.15
12/29/1982                                      10.19
12/30/1982                                      10.19
12/31/1982                                      10.09
  1/3/1983                                      10.02
  1/4/1983                                      10.07
  1/5/1983                                      10.06
  1/6/1983                                      10.05
  1/7/1983                                       9.98
 1/10/1983                                       9.96
 1/11/1983                                       9.92
 1/12/1983                                       9.92
 1/13/1983                                       9.81
 1/14/1983                                       9.78
 1/17/1983                                       9.78
 1/18/1983                                       9.79
 1/19/1983                                       9.89
 1/20/1983                                       9.94
 1/21/1983                                      10.18
 1/24/1983                                      10.26
 1/25/1983                                      10.18
 1/26/1983                                      10.23
 1/27/1983                                      10.20
 1/28/1983                                      10.21
 1/31/1983                                      10.31
  2/1/1983                                      10.34
  2/2/1983                                      10.37
  2/3/1983                                      10.39
  2/4/1983                                      10.51
  2/7/1983                                      10.49
  2/8/1983                                      10.50
  2/9/1983                                      10.58
 2/10/1983                                      10.38
 2/11/1983                                      10.31
 2/14/1983                                      10.37
 2/15/1983                                      10.37
 2/16/1983                                      10.29
 2/17/1983                                      10.24
 2/18/1983                                      10.13
 2/21/1983                                      10.13
 2/22/1983                                      10.01
 2/23/1983                                      10.00
 2/24/1983                                       9.96
 2/25/1983                                       9.82
 2/28/1983                                       9.83
  3/1/1983                                       9.74
  3/2/1983                                       9.76
  3/3/1983                                       9.72
  3/4/1983                                       9.75
  3/7/1983                                       9.92
  3/8/1983                                      10.01
  3/9/1983                                      10.02
 3/10/1983                                      10.08
 3/11/1983                                      10.12
 3/14/1983                                      10.02
 3/15/1983                                       9.99
 3/16/1983                                      10.09
 3/17/1983                                      10.14
 3/18/1983                                      10.15
 3/21/1983                                      10.20
 3/22/1983                                      10.29
 3/23/1983                                      10.23
 3/24/1983                                      10.24
 3/25/1983                                      10.32
 3/28/1983                                      10.33
 3/29/1983                                      10.28
 3/30/1983                                      10.25
 3/31/1983                                      10.27
  4/1/1983                                      10.27
  4/4/1983                                      10.25
  4/5/1983                                      10.11
  4/6/1983                                      10.11
  4/7/1983                                      10.09
  4/8/1983                                      10.11
 4/11/1983                                       9.99
 4/12/1983                                      10.01
 4/13/1983                                      10.01
 4/14/1983                                       9.93
 4/15/1983                                       9.98
 4/18/1983                                       9.95
 4/19/1983                                      10.04
 4/20/1983                                      10.01
 4/21/1983                                      10.07
 4/22/1983                                      10.03
 4/25/1983                                      10.01
 4/26/1983                                      10.02
 4/27/1983                                       9.92
 4/28/1983                                       9.91
 4/29/1983                                       9.88
  5/2/1983                                       9.82
  5/3/1983                                       9.81
  5/4/1983                                       9.73
  5/5/1983                                       9.76
  5/6/1983                                       9.74
  5/9/1983                                       9.86
 5/10/1983                                       9.81
 5/11/1983                                       9.82
 5/12/1983                                       9.87
 5/13/1983                                       9.86
 5/16/1983                                      10.02
 5/17/1983                                      10.03
 5/18/1983                                      10.06
 5/19/1983                                      10.17
 5/20/1983                                      10.20
 5/23/1983                                      10.27
 5/24/1983                                      10.30
 5/25/1983                                      10.29
 5/26/1983                                      10.38
 5/27/1983                                      10.37
 5/30/1983                                      10.37
 5/31/1983                                      10.55
  6/1/1983                                      10.48
  6/2/1983                                      10.46
  6/3/1983                                      10.53
  6/6/1983                                      10.54
  6/7/1983                                      10.61
  6/8/1983                                      10.64
  6/9/1983                                      10.63
 6/10/1983                                      10.64
 6/13/1983                                      10.50
 6/14/1983                                      10.53
 6/15/1983                                      10.48
 6/16/1983                                      10.46
 6/17/1983                                      10.47
 6/20/1983                                      10.62
 6/21/1983                                      10.64
 6/22/1983                                      10.71
 6/23/1983                                      10.76
 6/24/1983                                      10.83
 6/27/1983                                      10.92
 6/28/1983                                      10.85
 6/29/1983                                      10.76
 6/30/1983                                      10.76
  7/1/1983                                      10.72
  7/4/1983                                      10.72
  7/5/1983                                      11.03
  7/6/1983                                      10.98
  7/7/1983                                      11.12
  7/8/1983                                      11.16
 7/11/1983                                      11.09
 7/12/1983                                      11.24
 7/13/1983                                      11.21
 7/14/1983                                      11.21
 7/15/1983                                      11.36
 7/18/1983                                      11.30
 7/19/1983                                      11.23
 7/20/1983                                      11.14
 7/21/1983                                      11.16
 7/22/1983                                      11.26
 7/25/1983                                      11.26
 7/26/1983                                      11.33
 7/27/1983                                      11.32
 7/28/1983                                      11.47
 7/29/1983                                      11.59
  8/1/1983                                      11.63
  8/2/1983                                      11.68
  8/3/1983                                      11.68
  8/4/1983                                      11.84
  8/5/1983                                      11.85
  8/8/1983                                      11.95
  8/9/1983                                      11.88
 8/10/1983                                      11.94
 8/11/1983                                      11.87
 8/12/1983                                      11.82
 8/15/1983                                      11.58
 8/16/1983                                      11.52
 8/17/1983                                      11.41
 8/18/1983                                      11.44
 8/19/1983                                      11.50
 8/22/1983                                      11.30
 8/23/1983                                      11.37
 8/24/1983                                      11.30
 8/25/1983                                      11.35
 8/26/1983                                      11.40
 8/29/1983                                      11.63
 8/30/1983                                      11.67
 8/31/1983                                      11.79
  9/1/1983                                      11.76
  9/2/1983                                      11.81
  9/5/1983                                      11.81
  9/6/1983                                      11.63
  9/7/1983                                      11.52
  9/8/1983                                      11.57
  9/9/1983                                      11.53
 9/12/1983                                      11.35
 9/13/1983                                      11.38
 9/14/1983                                      11.51
 9/15/1983                                      11.61
 9/16/1983                                      11.43
 9/19/1983                                      11.42
 9/20/1983                                      11.33
 9/21/1983                                      11.40
 9/22/1983                                      11.40
 9/23/1983                                      11.29
 9/26/1983                                      11.18
 9/27/1983                                      11.21
 9/28/1983                                      11.24
 9/29/1983                                      11.26
 9/30/1983                                      11.20
 10/3/1983                                      11.22
 10/4/1983                                      11.22
 10/5/1983                                      11.11
 10/6/1983                                      11.10
 10/7/1983                                      11.12
10/10/1983                                      11.12
10/11/1983                                      11.36
10/12/1983                                      11.35
10/13/1983                                      11.40
10/14/1983                                      11.31
10/17/1983                                      11.21
10/18/1983                                      11.20
10/19/1983                                      11.20
10/20/1983                                      11.22
10/21/1983                                      11.18
10/24/1983                                      11.39
10/25/1983                                      11.40
10/26/1983                                      11.40
10/27/1983                                      11.39
10/28/1983                                      11.39
10/31/1983                                      11.39
 11/1/1983                                      11.38
 11/2/1983                                      11.39
 11/3/1983                                      11.41
 11/4/1983                                      11.53
 11/7/1983                                      11.56
 11/8/1983                                      11.56
 11/9/1983                                      11.54
11/10/1983                                      11.40
11/11/1983                                      11.40
11/14/1983                                      11.38
11/15/1983                                      11.40
11/16/1983                                      11.40
11/17/1983                                      11.44
11/18/1983                                      11.46
11/21/1983                                      11.38
11/22/1983                                      11.34
11/23/1983                                      11.37
11/24/1983                                      11.37
11/25/1983                                      11.31
11/28/1983                                      11.41
11/29/1983                                      11.31
11/30/1983                                      11.36
 12/1/1983                                      11.37
 12/2/1983                                      11.47
 12/5/1983                                      11.50
 12/6/1983                                      11.46
 12/7/1983                                      11.49
 12/8/1983                                      11.57
 12/9/1983                                      11.58
12/12/1983                                      11.54
12/13/1983                                      11.65
12/14/1983                                      11.68
12/15/1983                                      11.66
12/16/1983                                      11.59
12/19/1983                                      11.59
12/20/1983                                      11.56
12/21/1983                                      11.54
12/22/1983                                      11.51
12/23/1983                                      11.53
12/26/1983                                      11.53
12/27/1983                                      11.50
12/28/1983                                      11.56
12/29/1983                                      11.52
12/30/1983                                      11.57
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 1/10/1984                                      11.44
 1/11/1984                                      11.46
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 1/13/1984                                      11.26
 1/16/1984                                      11.25
 1/17/1984                                      11.28
 1/18/1984                                      11.30
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 2/10/1984                                      11.52
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 3/12/1984                                      11.94
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 5/10/1984                                      12.98
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 7/10/1984                                      13.46
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 7/26/1984                                      12.80
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  8/1/1984                                      12.74
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 9/13/1984                                      12.47
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 9/19/1984                                      12.26
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10/10/1984                                      12.32
10/11/1984                                      12.23
10/12/1984                                      12.17
10/15/1984                                      12.24
10/16/1984                                      12.25
10/17/1984                                      12.21
10/18/1984                                      11.98
10/19/1984                                      11.82
10/22/1984                                      11.82
10/23/1984                                      11.62
10/24/1984                                      11.55
10/25/1984                                      11.65
10/26/1984                                      11.83
10/29/1984                                      11.79
10/30/1984                                      11.63
10/31/1984                                      11.59
 11/1/1984                                      11.45
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11/12/1984                                      11.47
11/13/1984                                      11.55
11/14/1984                                      11.59
11/15/1984                                      11.52
11/16/1984                                      11.46
11/19/1984                                      11.41
11/20/1984                                      11.29
11/21/1984                                      11.14
11/22/1984                                      11.14
11/23/1984                                      10.99
11/26/1984                                      11.05
11/27/1984                                      11.05
11/28/1984                                      11.03
11/29/1984                                      11.07
11/30/1984                                      11.25
 12/3/1984                                      11.23
 12/4/1984                                      11.16
 12/5/1984                                      11.14
 12/6/1984                                      11.23
 12/7/1984                                      11.31
12/10/1984                                      11.26
12/11/1984                                      11.18
12/12/1984                                      11.14
12/13/1984                                      11.27
12/14/1984                                      11.08
12/17/1984                                      11.01
12/18/1984                                      10.83
12/19/1984                                      10.86
12/20/1984                                      10.89
12/21/1984                                      10.89
12/24/1984                                      10.85
12/25/1984                                      10.85
12/26/1984                                      10.97
12/27/1984                                      10.98
12/28/1984                                      11.03
12/31/1984                                      11.08
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 1/10/1985                                      11.05
 1/11/1985                                      11.14
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 1/15/1985                                      11.01
 1/16/1985                                      11.02
 1/17/1985                                      10.99
 1/18/1985                                      10.89
 1/21/1985                                      10.89
 1/22/1985                                      10.79
 1/23/1985                                      10.74
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  2/1/1985                                      10.93
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 2/11/1985                                      11.05
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 2/20/1985                                      11.09
 2/21/1985                                      11.29
 2/22/1985                                      11.35
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  3/8/1985                                      11.37
 3/11/1985                                      11.38
 3/12/1985                                      11.45
 3/13/1985                                      11.59
 3/14/1985                                      11.63
 3/15/1985                                      11.63
 3/18/1985                                      11.70
 3/19/1985                                      11.67
 3/20/1985                                      11.62
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  4/9/1985                                      11.28
 4/10/1985                                      11.20
 4/11/1985                                      11.05
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 4/16/1985                                      10.80
 4/17/1985                                      10.86
 4/18/1985                                      10.69
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 4/22/1985                                      10.67
 4/23/1985                                      10.79
 4/24/1985                                      10.77
 4/25/1985                                      10.87
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 4/30/1985                                      10.91
  5/1/1985                                      10.81
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  5/8/1985                                      10.74
  5/9/1985                                      10.68
 5/10/1985                                      10.57
 5/13/1985                                      10.56
 5/14/1985                                      10.39
 5/15/1985                                      10.39
 5/16/1985                                      10.28
 5/17/1985                                      10.32
 5/20/1985                                      10.04
 5/21/1985                                      10.07
 5/22/1985                                      10.05
 5/23/1985                                      10.11
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  6/7/1985                                       9.67
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  8/8/1985                                       9.91
  8/9/1985                                       9.86
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 10/1/1985                                       9.69
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10/10/1985                                       9.82
10/11/1985                                       9.82
10/14/1985                                       9.82
10/15/1985                                       9.79
10/16/1985                                       9.73
10/17/1985                                       9.67
10/18/1985                                       9.62
10/21/1985                                       9.63
10/22/1985                                       9.60
10/23/1985                                       9.62
10/24/1985                                       9.64
10/25/1985                                       9.67
10/28/1985                                       9.75
10/29/1985                                       9.61
10/30/1985                                       9.45
10/31/1985                                       9.47
 11/1/1985                                       9.45
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11/11/1985                                       9.30
11/12/1985                                       9.20
11/13/1985                                       9.28
11/14/1985                                       9.33
11/15/1985                                       9.39
11/18/1985                                       9.22
11/19/1985                                       9.20
11/20/1985                                       9.22
11/21/1985                                       9.17
11/22/1985                                       9.22
11/25/1985                                       9.23
11/26/1985                                       9.24
11/27/1985                                       9.12
11/28/1985                                       9.12
11/29/1985                                       9.07
 12/2/1985                                       9.14
 12/3/1985                                       9.15
 12/4/1985                                       9.10
 12/5/1985                                       9.10
 12/6/1985                                       9.12
 12/9/1985                                       8.98
12/10/1985                                       8.83
12/11/1985                                       8.64
12/12/1985                                       8.72
12/13/1985                                       8.63
12/16/1985                                       8.62
12/17/1985                                       8.48
12/18/1985                                       8.57
12/19/1985                                       8.58
12/20/1985                                       8.52
12/23/1985                                       8.56
12/24/1985                                       8.56
12/25/1985                                       8.56
12/26/1985                                       8.52
12/27/1985                                       8.50
12/30/1985                                       8.49
12/31/1985                                       8.49
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  1/8/1986                                       8.58
  1/9/1986                                       8.78
 1/10/1986                                       8.89
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 1/16/1986                                       8.79
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 2/10/1986                                       8.54
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  3/6/1986                                       7.68
  3/7/1986                                       7.56
 3/10/1986                                       7.41
 3/11/1986                                       7.35
 3/12/1986                                       7.37
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 3/14/1986                                       7.40
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 3/24/1986                                       7.40
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 3/26/1986                                       7.36
 3/27/1986                                       7.28
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  4/9/1986                                       6.99
 4/10/1986                                       6.95
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 4/16/1986                                       6.68
 4/17/1986                                       6.75
 4/18/1986                                       6.78
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 4/23/1986                                       7.11
 4/24/1986                                       7.31
 4/25/1986                                       7.39
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  5/1/1986                                       7.20
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  5/5/1986                                       7.17
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  5/8/1986                                       7.17
  5/9/1986                                       7.25
 5/12/1986                                       7.41
 5/13/1986                                       7.46
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 5/15/1986                                       7.67
 5/16/1986                                       7.89
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 5/20/1986                                       7.80
 5/21/1986                                       7.76
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 5/23/1986                                       7.73
 5/26/1986                                       7.73
 5/27/1986                                       7.65
 5/28/1986                                       7.55
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  6/2/1986                                       8.05
  6/3/1986                                       7.99
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  6/9/1986                                       7.94
 6/10/1986                                       7.92
 6/11/1986                                       7.90
 6/12/1986                                       7.83
 6/13/1986                                       7.57
 6/16/1986                                       7.47
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 6/19/1986                                       7.49
 6/20/1986                                       7.45
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 6/24/1986                                       7.35
 6/25/1986                                       7.31
 6/26/1986                                       7.29
 6/27/1986                                       7.27
 6/30/1986                                       7.23
  7/1/1986                                       7.23
  7/2/1986                                       7.23
  7/3/1986                                       7.15
  7/4/1986                                       7.15
  7/7/1986                                       7.14
  7/8/1986                                       7.26
  7/9/1986                                       7.14
 7/10/1986                                       7.12
 7/11/1986                                       7.00
 7/14/1986                                       6.97
 7/15/1986                                       6.91
 7/16/1986                                       6.90
 7/17/1986                                       6.91
 7/18/1986                                       6.88
 7/21/1986                                       6.88
 7/22/1986                                       6.93
 7/23/1986                                       7.04
 7/24/1986                                       7.12
 7/25/1986                                       7.09
 7/28/1986                                       7.23
 7/29/1986                                       7.13
 7/30/1986                                       7.10
 7/31/1986                                       7.02
  8/1/1986                                       7.02
  8/4/1986                                       7.01
  8/5/1986                                       7.07
  8/6/1986                                       7.13
  8/7/1986                                       7.10
  8/8/1986                                       6.97
 8/11/1986                                       6.90
 8/12/1986                                       6.89
 8/13/1986                                       6.83
 8/14/1986                                       6.89
 8/15/1986                                       6.83
 8/18/1986                                       6.83
 8/19/1986                                       6.70
 8/20/1986                                       6.65
 8/21/1986                                       6.62
 8/22/1986                                       6.68
 8/25/1986                                       6.65
 8/26/1986                                       6.63
 8/27/1986                                       6.53
 8/28/1986                                       6.52
 8/29/1986                                       6.40
  9/1/1986                                       6.40
  9/2/1986                                       6.45
  9/3/1986                                       6.64
  9/4/1986                                       6.63
  9/5/1986                                       6.81
  9/8/1986                                       6.89
  9/9/1986                                       6.88
 9/10/1986                                       6.85
 9/11/1986                                       7.07
 9/12/1986                                       7.09
 9/15/1986                                       7.00
 9/16/1986                                       6.99
 9/17/1986                                       6.93
 9/18/1986                                       7.02
 9/19/1986                                       7.10
 9/22/1986                                       7.06
 9/23/1986                                       7.03
 9/24/1986                                       6.94
 9/25/1986                                       6.94
 9/26/1986                                       6.96
 9/29/1986                                       7.04
 9/30/1986                                       6.98
 10/1/1986                                       6.93
 10/2/1986                                       6.95
 10/3/1986                                       6.74
 10/6/1986                                       6.71
 10/7/1986                                       6.71
 10/8/1986                                       6.71
 10/9/1986                                       6.73
10/10/1986                                       6.73
10/13/1986                                       6.73
10/14/1986                                       6.82
10/15/1986                                       6.87
10/16/1986                                       6.87
10/17/1986                                       6.94
10/20/1986                                       7.05
10/21/1986                                       6.96
10/22/1986                                       6.91
10/23/1986                                       6.82
10/24/1986                                       6.86
10/27/1986                                       6.82
10/28/1986                                       6.85
10/29/1986                                       6.82
10/30/1986                                       6.75
10/31/1986                                       6.76
 11/3/1986                                       6.71
 11/4/1986                                       6.71
 11/5/1986                                       6.72
 11/6/1986                                       6.79
 11/7/1986                                       6.86
11/10/1986                                       6.89
11/11/1986                                       6.89
11/12/1986                                       6.87
11/13/1986                                       6.83
11/14/1986                                       6.81
11/17/1986                                       6.77
11/18/1986                                       6.79
11/19/1986                                       6.73
11/20/1986                                       6.74
11/21/1986                                       6.72
11/24/1986                                       6.69
11/25/1986                                       6.66
11/26/1986                                       6.65
11/27/1986                                       6.65
11/28/1986                                       6.65
 12/1/1986                                       6.69
 12/2/1986                                       6.61
 12/3/1986                                       6.58
 12/4/1986                                       6.53
 12/5/1986                                       6.65
 12/8/1986                                       6.61
 12/9/1986                                       6.60
12/10/1986                                       6.58
12/11/1986                                       6.64
12/12/1986                                       6.66
12/15/1986                                       6.69
12/16/1986                                       6.67
12/17/1986                                       6.68
12/18/1986                                       6.69
12/19/1986                                       6.69
12/22/1986                                       6.69
12/23/1986                                       6.68
12/24/1986                                       6.68
12/25/1986                                       6.68
12/26/1986                                       6.69
12/29/1986                                       6.78
12/30/1986                                       6.82
12/31/1986                                       6.81
  1/1/1987                                       6.81
  1/2/1987                                       6.75
  1/5/1987                                       6.67
  1/6/1987                                       6.67
  1/7/1987                                       6.65
  1/8/1987                                       6.60
  1/9/1987                                       6.58
 1/12/1987                                       6.61
 1/13/1987                                       6.64
 1/14/1987                                       6.67
 1/15/1987                                       6.64
 1/16/1987                                       6.60
 1/19/1987                                       6.60
 1/20/1987                                       6.57
 1/21/1987                                       6.57
 1/22/1987                                       6.57
 1/23/1987                                       6.59
 1/26/1987                                       6.67
 1/27/1987                                       6.66
 1/28/1987                                       6.63
 1/29/1987                                       6.65
 1/30/1987                                       6.71
  2/2/1987                                       6.75
  2/3/1987                                       6.77
  2/4/1987                                       6.76
  2/5/1987                                       6.70
  2/6/1987                                       6.73
  2/9/1987                                       6.79
 2/10/1987                                       6.89
 2/11/1987                                       6.96
 2/12/1987                                       6.92
 2/13/1987                                       6.83
 2/16/1987                                       6.83
 2/17/1987                                       6.87
 2/18/1987                                       6.84
 2/19/1987                                       6.76
 2/20/1987                                       6.78
 2/23/1987                                       6.78
 2/24/1987                                       6.75
 2/25/1987                                       6.72
 2/26/1987                                       6.74
 2/27/1987                                       6.71
  3/2/1987                                       6.69
  3/3/1987                                       6.72
  3/4/1987                                       6.66
  3/5/1987                                       6.69
  3/6/1987                                       6.77
  3/9/1987                                       6.78
 3/10/1987                                       6.78
 3/11/1987                                       6.78
 3/12/1987                                       6.78
 3/13/1987                                       6.75
 3/16/1987                                       6.77
 3/17/1987                                       6.75
 3/18/1987                                       6.76
 3/19/1987                                       6.75
 3/20/1987                                       6.77
 3/23/1987                                       6.80
 3/24/1987                                       6.82
 3/25/1987                                       6.84
 3/26/1987                                       6.81
 3/27/1987                                       6.89
 3/30/1987                                       7.07
 3/31/1987                                       7.02
  4/1/1987                                       7.12
  4/2/1987                                       7.12
  4/3/1987                                       7.10
  4/6/1987                                       7.06
  4/7/1987                                       7.14
  4/8/1987                                       7.14
  4/9/1987                                       7.30
 4/10/1987                                       7.55
 4/13/1987                                       7.68
 4/14/1987                                       7.83
 4/15/1987                                       7.67
 4/16/1987                                       7.55
 4/17/1987                                       7.55
 4/20/1987                                       7.72
 4/21/1987                                       7.71
 4/22/1987                                       7.77
 4/23/1987                                       7.92
 4/24/1987                                       8.05
 4/27/1987                                       7.97
 4/28/1987                                       7.91
 4/29/1987                                       7.93
 4/30/1987                                       7.82
  5/1/1987                                       7.98
  5/4/1987                                       8.12
  5/5/1987                                       8.08
  5/6/1987                                       8.15
  5/7/1987                                       8.08
  5/8/1987                                       8.04
 5/11/1987                                       8.19
 5/12/1987                                       8.19
 5/13/1987                                       8.18
 5/14/1987                                       8.20
 5/15/1987                                       8.45
 5/18/1987                                       8.42
 5/19/1987                                       8.55
 5/20/1987                                       8.61
 5/21/1987                                       8.55
 5/22/1987                                       8.49
 5/25/1987                                       8.49
 5/26/1987                                       8.23
 5/27/1987                                       8.28
 5/28/1987                                       8.25
 5/29/1987                                       8.15
  6/1/1987                                       8.08
  6/2/1987                                       8.31
  6/3/1987                                       8.25
  6/4/1987                                       8.20
  6/5/1987                                       8.11
  6/8/1987                                       8.14
  6/9/1987                                       8.18
 6/10/1987                                       8.15
 6/11/1987                                       8.13
 6/12/1987                                       7.90
 6/15/1987                                       7.89
 6/16/1987                                       7.89
 6/17/1987                                       7.83
 6/18/1987                                       7.87
 6/19/1987                                       7.89
 6/22/1987                                       7.83
 6/23/1987                                       7.85
 6/24/1987                                       7.94
 6/25/1987                                       7.91
 6/26/1987                                       8.02
 6/29/1987                                       7.97
 6/30/1987                                       8.02
  7/1/1987                                       7.96
  7/2/1987                                       7.90
  7/3/1987                                       7.90
  7/6/1987                                       7.90
  7/7/1987                                       7.90
  7/8/1987                                       7.90
  7/9/1987                                       7.95
 7/10/1987                                       7.88
 7/13/1987                                       7.93
 7/14/1987                                       7.89
 7/15/1987                                       7.97
 7/16/1987                                       7.95
 7/17/1987                                       7.92
 7/20/1987                                       7.96
 7/21/1987                                       8.03
 7/22/1987                                       8.05
 7/23/1987                                       8.08
 7/24/1987                                       8.12
 7/27/1987                                       8.15
 7/28/1987                                       8.17
 7/29/1987                                       8.16
 7/30/1987                                       8.20
 7/31/1987                                       8.21
  8/3/1987                                       8.34
  8/4/1987                                       8.34
  8/5/1987                                       8.26
  8/6/1987                                       8.28
  8/7/1987                                       8.27
 8/10/1987                                       8.29
 8/11/1987                                       8.26
 8/12/1987                                       8.27
 8/13/1987                                       8.21
 8/14/1987                                       8.18
 8/17/1987                                       8.17
 8/18/1987                                       8.31
 8/19/1987                                       8.34
 8/20/1987                                       8.35
 8/21/1987                                       8.35
 8/24/1987                                       8.34
 8/25/1987                                       8.32
 8/26/1987                                       8.36
 8/27/1987                                       8.48
 8/28/1987                                       8.54
 8/31/1987                                       8.52
  9/1/1987                                       8.57
  9/2/1987                                       8.77
  9/3/1987                                       8.77
  9/4/1987                                       8.82
  9/7/1987                                       8.82
  9/8/1987                                       9.02
  9/9/1987                                       9.00
 9/10/1987                                       8.95
 9/11/1987                                       8.88
 9/14/1987                                       8.87
 9/15/1987                                       8.95
 9/16/1987                                       9.00
 9/17/1987                                       8.98
 9/18/1987                                       8.91
 9/21/1987                                       8.94
 9/22/1987                                       8.91
 9/23/1987                                       8.92
 9/24/1987                                       9.03
 9/25/1987                                       9.06
 9/28/1987                                       9.07
 9/29/1987                                       9.17
 9/30/1987                                       9.21
 10/1/1987                                       9.22
 10/2/1987                                       9.20
 10/5/1987                                       9.28
 10/6/1987                                       9.32
 10/7/1987                                       9.31
 10/8/1987                                       9.49
 10/9/1987                                       9.56
10/12/1987                                       9.56
10/13/1987                                       9.51
10/14/1987                                       9.75
10/15/1987                                       9.82
10/16/1987                                       9.84
10/19/1987                                       9.70
10/20/1987                                       8.93
10/21/1987                                       8.80
10/22/1987                                       8.52
10/23/1987                                       8.55
10/26/1987                                       8.33
10/27/1987                                       8.42
10/28/1987                                       8.43
10/29/1987                                       8.33
10/30/1987                                       8.37
 11/2/1987                                       8.44
 11/3/1987                                       8.38
 11/4/1987                                       8.30
 11/5/1987                                       8.18
 11/6/1987                                       8.28
 11/9/1987                                       8.30
11/10/1987                                       8.27
11/11/1987                                       8.27
11/12/1987                                       8.27
11/13/1987                                       8.34
11/16/1987                                       8.34
11/17/1987                                       8.38
11/18/1987                                       8.38
11/19/1987                                       8.34
11/20/1987                                       8.32
11/23/1987                                       8.34
11/24/1987                                       8.35
11/25/1987                                       8.41
11/26/1987                                       8.41
11/27/1987                                       8.55
11/30/1987                                       8.43
 12/1/1987                                       8.44
 12/2/1987                                       8.43
 12/3/1987                                       8.35
 12/4/1987                                       8.35
 12/7/1987                                       8.48
 12/8/1987                                       8.49
 12/9/1987                                       8.47
12/10/1987                                       8.63
12/11/1987                                       8.65
12/14/1987                                       8.63
12/15/1987                                       8.54
12/16/1987                                       8.46
12/17/1987                                       8.47
12/18/1987                                       8.39
12/21/1987                                       8.38
12/22/1987                                       8.48
12/23/1987                                       8.40
12/24/1987                                       8.37
12/25/1987                                       8.37
12/28/1987                                       8.46
12/29/1987                                       8.41
12/30/1987                                       8.32
12/31/1987                                       8.33
  1/1/1988                                       8.33
  1/4/1988                                       8.35
  1/5/1988                                       8.29
  1/6/1988                                       8.37
  1/7/1988                                       8.35
  1/8/1988                                       8.48
 1/11/1988                                       8.41
 1/12/1988                                       8.39
 1/13/1988                                       8.36
 1/14/1988                                       8.36
 1/15/1988                                       8.13
 1/18/1988                                       8.13
 1/19/1988                                       8.16
 1/20/1988                                       8.11
 1/21/1988                                       8.04
 1/22/1988                                       8.01
 1/25/1988                                       7.99
 1/26/1988                                       8.08
 1/27/1988                                       7.91
 1/28/1988                                       7.83
 1/29/1988                                       7.76
  2/1/1988                                       7.78
  2/2/1988                                       7.70
  2/3/1988                                       7.76
  2/4/1988                                       7.76
  2/5/1988                                       7.64
  2/8/1988                                       7.70
  2/9/1988                                       7.65
 2/10/1988                                       7.59
 2/11/1988                                       7.64
 2/12/1988                                       7.77
 2/15/1988                                       7.77
 2/16/1988                                       7.79
 2/17/1988                                       7.80
 2/18/1988                                       7.78
 2/19/1988                                       7.77
 2/22/1988                                       7.75
 2/23/1988                                       7.69
 2/24/1988                                       7.69
 2/25/1988                                       7.68
 2/26/1988                                       7.67
 2/29/1988                                       7.64
  3/1/1988                                       7.61
  3/2/1988                                       7.59
  3/3/1988                                       7.59
  3/4/1988                                       7.74
  3/7/1988                                       7.77
  3/8/1988                                       7.79
  3/9/1988                                       7.76
 3/10/1988                                       7.81
 3/11/1988                                       7.76
 3/14/1988                                       7.76
 3/15/1988                                       7.76
 3/16/1988                                       7.81
 3/17/1988                                       7.76
 3/18/1988                                       7.81
 3/21/1988                                       7.91
 3/22/1988                                       7.91
 3/23/1988                                       7.95
 3/24/1988                                       8.01
 3/25/1988                                       7.95
 3/28/1988                                       8.03
 3/29/1988                                       8.03
 3/30/1988                                       8.03
 3/31/1988                                       8.04
  4/1/1988                                       8.04
  4/4/1988                                       8.19
  4/5/1988                                       8.18
  4/6/1988                                       8.13
  4/7/1988                                       8.12
  4/8/1988                                       8.05
 4/11/1988                                       8.10
 4/12/1988                                       8.09
 4/13/1988                                       8.05
 4/14/1988                                       8.15
 4/15/1988                                       8.20
 4/18/1988                                       8.25
 4/19/1988                                       8.24
 4/20/1988                                       8.27
 4/21/1988                                       8.26
 4/22/1988                                       8.23
 4/25/1988                                       8.23
 4/26/1988                                       8.24
 4/27/1988                                       8.25
 4/28/1988                                       8.32
 4/29/1988                                       8.33
  5/2/1988                                       8.39
  5/3/1988                                       8.35
  5/4/1988                                       8.35
  5/5/1988                                       8.39
  5/6/1988                                       8.48
  5/9/1988                                       8.50
 5/10/1988                                       8.55
 5/11/1988                                       8.55
 5/12/1988                                       8.55
 5/13/1988                                       8.51
 5/16/1988                                       8.52
 5/17/1988                                       8.64
 5/18/1988                                       8.68
 5/19/1988                                       8.67
 5/20/1988                                       8.70
 5/23/1988                                       8.74
 5/24/1988                                       8.73
 5/25/1988                                       8.73
 5/26/1988                                       8.72
 5/27/1988                                       8.75
 5/30/1988                                       8.75
 5/31/1988                                       8.73
  6/1/1988                                       8.57
  6/2/1988                                       8.60
  6/3/1988                                       8.52
  6/6/1988                                       8.51
  6/7/1988                                       8.54
  6/8/1988                                       8.46
  6/9/1988                                       8.50
 6/10/1988                                       8.47
 6/13/1988                                       8.45
 6/14/1988                                       8.25
 6/15/1988                                       8.29
 6/16/1988                                       8.46
 6/17/1988                                       8.58
 6/20/1988                                       8.59
 6/21/1988                                       8.61
 6/22/1988                                       8.49
 6/23/1988                                       8.47
 6/24/1988                                       8.45
 6/27/1988                                       8.54
 6/28/1988                                       8.48
 6/29/1988                                       8.47
 6/30/1988                                       8.41
  7/1/1988                                       8.38
  7/4/1988                                       8.38
  7/5/1988                                       8.42
  7/6/1988                                       8.47
  7/7/1988                                       8.52
  7/8/1988                                       8.64
 7/11/1988                                       8.62
 7/12/1988                                       8.68
 7/13/1988                                       8.69
 7/14/1988                                       8.70
 7/15/1988                                       8.67
 7/18/1988                                       8.73
 7/19/1988                                       8.70
 7/20/1988                                       8.70
 7/21/1988                                       8.75
 7/22/1988                                       8.71
 7/25/1988                                       8.69
 7/26/1988                                       8.72
 7/27/1988                                       8.77
 7/28/1988                                       8.79
 7/29/1988                                       8.75
  8/1/1988                                       8.70
  8/2/1988                                       8.63
  8/3/1988                                       8.64
  8/4/1988                                       8.61
  8/5/1988                                       8.78
  8/8/1988                                       8.79
  8/9/1988                                       8.88
 8/10/1988                                       9.00
 8/11/1988                                       9.02
 8/12/1988                                       9.03
 8/15/1988                                       9.04
 8/16/1988                                       9.03
 8/17/1988                                       9.06
 8/18/1988                                       9.05
 8/19/1988                                       9.05
 8/22/1988                                       9.09
 8/23/1988                                       9.04
 8/24/1988                                       9.02
 8/25/1988                                       9.08
 8/26/1988                                       9.07
 8/29/1988                                       9.00
 8/30/1988                                       8.98
 8/31/1988                                       8.95
  9/1/1988                                       8.95
  9/2/1988                                       8.70
  9/5/1988                                       8.70
  9/6/1988                                       8.70
  9/7/1988                                       8.69
  9/8/1988                                       8.69
  9/9/1988                                       8.62
 9/12/1988                                       8.66
 9/13/1988                                       8.65
 9/14/1988                                       8.59
 9/15/1988                                       8.63
 9/16/1988                                       8.65
 9/19/1988                                       8.69
 9/20/1988                                       8.68
 9/21/1988                                       8.64
 9/22/1988                                       8.67
 9/23/1988                                       8.69
 9/26/1988                                       8.73
 9/27/1988                                       8.77
 9/28/1988                                       8.81
 9/29/1988                                       8.73
 9/30/1988                                       8.61
 10/3/1988                                       8.59
 10/4/1988                                       8.60
 10/5/1988                                       8.60
 10/6/1988                                       8.61
 10/7/1988                                       8.43
10/10/1988                                       8.43
10/11/1988                                       8.48
10/12/1988                                       8.56
10/13/1988                                       8.55
10/14/1988                                       8.52
10/17/1988                                       8.50
10/18/1988                                       8.49
10/19/1988                                       8.53
10/20/1988                                       8.52
10/21/1988                                       8.54
10/24/1988                                       8.54
10/25/1988                                       8.53
10/26/1988                                       8.48
10/27/1988                                       8.41
10/28/1988                                       8.40
10/31/1988                                       8.37
 11/1/1988                                       8.38
 11/2/1988                                       8.44
 11/3/1988                                       8.42
 11/4/1988                                       8.58
 11/7/1988                                       8.66
 11/8/1988                                       8.66
 11/9/1988                                       8.71
11/10/1988                                       8.72
11/11/1988                                       8.72
11/14/1988                                       8.76
11/15/1988                                       8.78
11/16/1988                                       8.87
11/17/1988                                       8.90
11/18/1988                                       8.91
11/21/1988                                       8.92
11/22/1988                                       8.99
11/23/1988                                       8.97
11/24/1988                                       8.97
11/25/1988                                       9.07
11/28/1988                                       9.06
11/29/1988                                       9.02
11/30/1988                                       8.91
 12/1/1988                                       8.88
 12/2/1988                                       9.11
 12/5/1988                                       9.07
 12/6/1988                                       8.88
 12/7/1988                                       8.93
 12/8/1988                                       9.01
 12/9/1988                                       9.05
12/12/1988                                       9.07
12/13/1988                                       9.15
12/14/1988                                       9.19
12/15/1988                                       9.21
12/16/1988                                       9.18
12/19/1988                                       9.16
12/20/1988                                       9.09
12/21/1988                                       9.08
12/22/1988                                       9.09
12/23/1988                                       9.08
12/26/1988                                       9.08
12/27/1988                                       9.17
12/28/1988                                       9.22
12/29/1988                                       9.19
12/30/1988                                       9.14
  1/2/1989                                       9.14
  1/3/1989                                       9.25
  1/4/1989                                       9.24
  1/5/1989                                       9.32
  1/6/1989                                       9.30
  1/9/1989                                       9.30
 1/10/1989                                       9.29
 1/11/1989                                       9.28
 1/12/1989                                       9.20
 1/13/1989                                       9.10
 1/16/1989                                       9.10
 1/17/1989                                       9.11
 1/18/1989                                       9.07
 1/19/1989                                       9.06
 1/20/1989                                       9.11
 1/23/1989                                       9.06
 1/24/1989                                       8.98
 1/25/1989                                       9.05
 1/26/1989                                       9.07
 1/27/1989                                       9.03
 1/30/1989                                       9.07
 1/31/1989                                       9.08
  2/1/1989                                       9.05
  2/2/1989                                       9.05
  2/3/1989                                       9.10
  2/6/1989                                       9.11
  2/7/1989                                       9.06
  2/8/1989                                       9.06
  2/9/1989                                       9.21
 2/10/1989                                       9.28
 2/13/1989                                       9.29
 2/14/1989                                       9.34
 2/15/1989                                       9.33
 2/16/1989                                       9.32
 2/17/1989                                       9.32
 2/20/1989                                       9.32
 2/21/1989                                       9.34
 2/22/1989                                       9.43
 2/23/1989                                       9.47
 2/24/1989                                       9.49
 2/27/1989                                       9.47
 2/28/1989                                       9.42
  3/1/1989                                       9.43
  3/2/1989                                       9.38
  3/3/1989                                       9.38
  3/6/1989                                       9.34
  3/7/1989                                       9.35
  3/8/1989                                       9.34
  3/9/1989                                       9.35
 3/10/1989                                       9.48
 3/13/1989                                       9.48
 3/14/1989                                       9.45
 3/15/1989                                       9.45
 3/16/1989                                       9.43
 3/17/1989                                       9.64
 3/20/1989                                       9.71
 3/21/1989                                       9.75
 3/22/1989                                       9.65
 3/23/1989                                       9.65
 3/24/1989                                       9.65
 3/27/1989                                       9.67
 3/28/1989                                       9.66
 3/29/1989                                       9.60
 3/30/1989                                       9.59
 3/31/1989                                       9.53
  4/3/1989                                       9.39
  4/4/1989                                       9.31
  4/5/1989                                       9.31
  4/6/1989                                       9.35
  4/7/1989                                       9.42
 4/10/1989                                       9.43
 4/11/1989                                       9.42
 4/12/1989                                       9.44
 4/13/1989                                       9.50
 4/14/1989                                       9.29
 4/17/1989                                       9.33
 4/18/1989                                       9.14
 4/19/1989                                       9.17
 4/20/1989                                       9.32
 4/21/1989                                       9.27
 4/24/1989                                       9.26
 4/25/1989                                       9.21
 4/26/1989                                       9.18
 4/27/1989                                       9.10
 4/28/1989                                       9.06
  5/1/1989                                       9.19
  5/2/1989                                       9.11
  5/3/1989                                       9.10
  5/4/1989                                       9.09
  5/5/1989                                       8.96
  5/8/1989                                       9.02
  5/9/1989                                       9.17
 5/10/1989                                       9.21
 5/11/1989                                       9.10
 5/12/1989                                       8.80
 5/15/1989                                       8.85
 5/16/1989                                       8.87
 5/17/1989                                       8.87
 5/18/1989                                       8.88
 5/19/1989                                       8.82
 5/22/1989                                       8.71
 5/23/1989                                       8.72
 5/24/1989                                       8.74
 5/25/1989                                       8.75
 5/26/1989                                       8.72
 5/29/1989                                       8.72
 5/30/1989                                       8.68
 5/31/1989                                       8.65
  6/1/1989                                       8.65
  6/2/1989                                       8.42
  6/5/1989                                       8.33
  6/6/1989                                       8.35
  6/7/1989                                       8.28
  6/8/1989                                       8.26
  6/9/1989                                       8.16
 6/12/1989                                       8.18
 6/13/1989                                       8.30
 6/14/1989                                       8.24
 6/15/1989                                       8.36
 6/16/1989                                       8.40
 6/19/1989                                       8.41
 6/20/1989                                       8.35
 6/21/1989                                       8.40
 6/22/1989                                       8.41
 6/23/1989                                       8.27
 6/26/1989                                       8.22
 6/27/1989                                       8.14
 6/28/1989                                       8.18
 6/29/1989                                       8.09
 6/30/1989                                       8.03
  7/3/1989                                       7.99
  7/4/1989                                       7.99
  7/5/1989                                       7.97
  7/6/1989                                       7.91
  7/7/1989                                       7.86
 7/10/1989                                       7.84
 7/11/1989                                       7.80
 7/12/1989                                       7.79
 7/13/1989                                       7.80
 7/14/1989                                       7.84
 7/17/1989                                       7.85
 7/18/1989                                       7.97
 7/19/1989                                       7.90
 7/20/1989                                       7.80
 7/21/1989                                       7.89
 7/24/1989                                       7.87
 7/25/1989                                       7.79
 7/26/1989                                       7.81
 7/27/1989                                       7.69
 7/28/1989                                       7.60
 7/31/1989                                       7.56
  8/1/1989                                       7.49
  8/2/1989                                       7.57
  8/3/1989                                       7.64
  8/4/1989                                       7.94
  8/7/1989                                       7.98
  8/8/1989                                       7.95
  8/9/1989                                       7.96
 8/10/1989                                       7.96
 8/11/1989                                       8.10
 8/14/1989                                       8.27
 8/15/1989                                       8.24
 8/16/1989                                       8.11
 8/17/1989                                       8.20
 8/18/1989                                       8.20
 8/21/1989                                       8.27
 8/22/1989                                       8.35
 8/23/1989                                       8.23
 8/24/1989                                       8.23
 8/25/1989                                       8.23
 8/28/1989                                       8.29
 8/29/1989                                       8.30
 8/30/1989                                       8.28
 8/31/1989                                       8.27
  9/1/1989                                       8.18
  9/4/1989                                       8.18
  9/5/1989                                       8.21
  9/6/1989                                       8.19
  9/7/1989                                       8.19
  9/8/1989                                       8.14
 9/11/1989                                       8.10
 9/12/1989                                       8.07
 9/13/1989                                       8.11
 9/14/1989                                       8.05
 9/15/1989                                       8.01
 9/18/1989                                       8.04
 9/19/1989                                       8.05
 9/20/1989                                       8.14
 9/21/1989                                       8.19
 9/22/1989                                       8.20
 9/25/1989                                       8.32
 9/26/1989                                       8.29
 9/27/1989                                       8.31
 9/28/1989                                       8.34
 9/29/1989                                       8.36
 10/2/1989                                       8.33
 10/3/1989                                       8.27
 10/4/1989                                       8.25
 10/5/1989                                       8.18
 10/6/1989                                       8.01
 10/9/1989                                       8.01
10/10/1989                                       8.00
10/11/1989                                       8.03
10/12/1989                                       7.98
10/13/1989                                       7.79
10/16/1989                                       7.91
10/17/1989                                       7.92
10/18/1989                                       7.92
10/19/1989                                       7.91
10/20/1989                                       7.93
10/23/1989                                       7.87
10/24/1989                                       7.80
10/25/1989                                       7.79
10/26/1989                                       7.81
10/27/1989                                       7.87
10/30/1989                                       7.86
10/31/1989                                       7.86
 11/1/1989                                       7.86
 11/2/1989                                       7.81
 11/3/1989                                       7.93
 11/6/1989                                       7.99
 11/7/1989                                       7.85
 11/8/1989                                       7.81
 11/9/1989                                       7.84
11/10/1989                                       7.85
11/13/1989                                       7.85
11/14/1989                                       7.80
11/15/1989                                       7.74
11/16/1989                                       7.74
11/17/1989                                       7.82
11/20/1989                                       7.80
11/21/1989                                       7.79
11/22/1989                                       7.72
11/23/1989                                       7.72
11/24/1989                                       7.70
11/27/1989                                       7.80
11/28/1989                                       7.81
11/29/1989                                       7.78
11/30/1989                                       7.74
 12/1/1989                                       7.70
 12/4/1989                                       7.70
 12/5/1989                                       7.70
 12/6/1989                                       7.76
 12/7/1989                                       7.80
 12/8/1989                                       7.73
12/11/1989                                       7.74
12/12/1989                                       7.74
12/13/1989                                       7.73
12/14/1989                                       7.68
12/15/1989                                       7.70
12/18/1989                                       7.67
12/19/1989                                       7.69
12/20/1989                                       7.67
12/21/1989                                       7.67
12/22/1989                                       7.75
12/25/1989                                       7.75
12/26/1989                                       7.90
12/27/1989                                       7.89
12/28/1989                                       7.85
12/29/1989                                       7.86
  1/1/1990                                       7.86
  1/2/1990                                       7.87
  1/3/1990                                       7.92
  1/4/1990                                       7.91
  1/5/1990                                       7.92
  1/8/1990                                       7.92
  1/9/1990                                       7.92
 1/10/1990                                       7.92
 1/11/1990                                       7.94
 1/12/1990                                       7.99
 1/15/1990                                       7.99
 1/16/1990                                       8.11
 1/17/1990                                       8.11
 1/18/1990                                       8.27
 1/19/1990                                       8.20
 1/22/1990                                       8.19
 1/23/1990                                       8.18
 1/24/1990                                       8.28
 1/25/1990                                       8.31
 1/26/1990                                       8.38
 1/29/1990                                       8.39
 1/30/1990                                       8.43
 1/31/1990                                       8.35
  2/1/1990                                       8.35
  2/2/1990                                       8.42
  2/5/1990                                       8.44
  2/6/1990                                       8.49
  2/7/1990                                       8.51
  2/8/1990                                       8.45
  2/9/1990                                       8.29
 2/12/1990                                       8.37
 2/13/1990                                       8.29
 2/14/1990                                       8.34
 2/15/1990                                       8.40
 2/16/1990                                       8.41
 2/19/1990                                       8.41
 2/20/1990                                       8.58
 2/21/1990                                       8.60
 2/22/1990                                       8.48
 2/23/1990                                       8.47
 2/26/1990                                       8.40
 2/27/1990                                       8.34
 2/28/1990                                       8.44
  3/1/1990                                       8.53
  3/2/1990                                       8.50
  3/5/1990                                       8.58
  3/6/1990                                       8.57
  3/7/1990                                       8.56
  3/8/1990                                       8.57
  3/9/1990                                       8.68
 3/12/1990                                       8.67
 3/13/1990                                       8.75
 3/14/1990                                       8.67
 3/15/1990                                       8.69
 3/16/1990                                       8.61
 3/19/1990                                       8.65
 3/20/1990                                       8.61
 3/21/1990                                       8.62
 3/22/1990                                       8.56
 3/23/1990                                       8.54
 3/26/1990                                       8.52
 3/27/1990                                       8.55
 3/28/1990                                       8.53
 3/29/1990                                       8.60
 3/30/1990                                       8.65
  4/2/1990                                       8.65
  4/3/1990                                       8.64
  4/4/1990                                       8.56
  4/5/1990                                       8.57
  4/6/1990                                       8.55
  4/9/1990                                       8.58
 4/10/1990                                       8.58
 4/11/1990                                       8.60
 4/12/1990                                       8.62
 4/13/1990                                       8.62
 4/16/1990                                       8.65
 4/17/1990                                       8.73
 4/18/1990                                       8.84
 4/19/1990                                       8.84
 4/20/1990                                       8.88
 4/23/1990                                       8.92
 4/24/1990                                       8.96
 4/25/1990                                       9.00
 4/26/1990                                       9.09
 4/27/1990                                       9.06
 4/30/1990                                       9.04
  5/1/1990                                       9.08
  5/2/1990                                       9.10
  5/3/1990                                       9.04
  5/4/1990                                       8.80
  5/7/1990                                       8.83
  5/8/1990                                       8.79
  5/9/1990                                       8.87
 5/10/1990                                       8.80
 5/11/1990                                       8.64
 5/14/1990                                       8.60
 5/15/1990                                       8.64
 5/16/1990                                       8.66
 5/17/1990                                       8.69
 5/18/1990                                       8.74
 5/21/1990                                       8.74
 5/22/1990                                       8.66
 5/23/1990                                       8.61
 5/24/1990                                       8.58
 5/25/1990                                       8.61
 5/28/1990                                       8.61
 5/29/1990                                       8.59
 5/30/1990                                       8.56
 5/31/1990                                       8.56
  6/1/1990                                       8.38
  6/4/1990                                       8.39
  6/5/1990                                       8.42
  6/6/1990                                       8.43
  6/7/1990                                       8.41
  6/8/1990                                       8.42
 6/11/1990                                       8.43
 6/12/1990                                       8.44
 6/13/1990                                       8.35
 6/14/1990                                       8.32
 6/15/1990                                       8.41
 6/18/1990                                       8.45
 6/19/1990                                       8.47
 6/20/1990                                       8.51
 6/21/1990                                       8.48
 6/22/1990                                       8.46
 6/25/1990                                       8.53
 6/26/1990                                       8.51
 6/27/1990                                       8.47
 6/28/1990                                       8.41
 6/29/1990                                       8.35
  7/2/1990                                       8.35
  7/3/1990                                       8.32
  7/4/1990                                       8.32
  7/5/1990                                       8.34
  7/6/1990                                       8.44
  7/9/1990                                       8.49
 7/10/1990                                       8.50
 7/11/1990                                       8.49
 7/12/1990                                       8.37
 7/13/1990                                       8.32
 7/16/1990                                       8.31
 7/17/1990                                       8.30
 7/18/1990                                       8.34
 7/19/1990                                       8.33
 7/20/1990                                       8.28
 7/23/1990                                       8.28
 7/24/1990                                       8.35
 7/25/1990                                       8.31
 7/26/1990                                       8.31
 7/27/1990                                       8.25
 7/30/1990                                       8.14
 7/31/1990                                       8.13
  8/1/1990                                       8.06
  8/2/1990                                       8.15
  8/3/1990                                       8.11
  8/6/1990                                       8.29
  8/7/1990                                       8.41
  8/8/1990                                       8.43
  8/9/1990                                       8.33
 8/10/1990                                       8.35
 8/13/1990                                       8.36
 8/14/1990                                       8.34
 8/15/1990                                       8.33
 8/16/1990                                       8.45
 8/17/1990                                       8.49
 8/20/1990                                       8.50
 8/21/1990                                       8.56
 8/22/1990                                       8.62
 8/23/1990                                       8.69
 8/24/1990                                       8.75
 8/27/1990                                       8.61
 8/28/1990                                       8.67
 8/29/1990                                       8.52
 8/30/1990                                       8.52
 8/31/1990                                       8.50
  9/3/1990                                       8.50
  9/4/1990                                       8.53
  9/5/1990                                       8.47
  9/6/1990                                       8.47
  9/7/1990                                       8.45
 9/10/1990                                       8.50
 9/11/1990                                       8.48
 9/12/1990                                       8.45
 9/13/1990                                       8.44
 9/14/1990                                       8.48
 9/17/1990                                       8.49
 9/18/1990                                       8.48
 9/19/1990                                       8.51
 9/20/1990                                       8.53
 9/21/1990                                       8.58
 9/24/1990                                       8.64
 9/25/1990                                       8.64
 9/26/1990                                       8.63
 9/27/1990                                       8.52
 9/28/1990                                       8.47
 10/1/1990                                       8.38
 10/2/1990                                       8.35
 10/3/1990                                       8.33
 10/4/1990                                       8.30
 10/5/1990                                       8.27
 10/8/1990                                       8.27
 10/9/1990                                       8.43
10/10/1990                                       8.49
10/11/1990                                       8.51
10/12/1990                                       8.44
10/15/1990                                       8.39
10/16/1990                                       8.39
10/17/1990                                       8.37
10/18/1990                                       8.32
10/19/1990                                       8.25
10/22/1990                                       8.25
10/23/1990                                       8.25
10/24/1990                                       8.26
10/25/1990                                       8.21
10/26/1990                                       8.23
10/29/1990                                       8.27
10/30/1990                                       8.28
10/31/1990                                       8.24
 11/1/1990                                       8.15
 11/2/1990                                       8.16
 11/5/1990                                       8.10
 11/6/1990                                       8.11
 11/7/1990                                       8.16
 11/8/1990                                       8.18
 11/9/1990                                       8.10
11/12/1990                                       8.10
11/13/1990                                       8.01
11/14/1990                                       8.01
11/15/1990                                       8.01
11/16/1990                                       7.96
11/19/1990                                       8.01
11/20/1990                                       7.98
11/21/1990                                       7.92
11/22/1990                                       7.92
11/23/1990                                       7.92
11/26/1990                                       7.92
11/27/1990                                       7.94
11/28/1990                                       7.94
11/29/1990                                       7.96
11/30/1990                                       7.91
 12/3/1990                                       7.88
 12/4/1990                                       7.83
 12/5/1990                                       7.82
 12/6/1990                                       7.82
 12/7/1990                                       7.67
12/10/1990                                       7.63
12/11/1990                                       7.60
12/12/1990                                       7.59
12/13/1990                                       7.68
12/14/1990                                       7.74
12/17/1990                                       7.71
12/18/1990                                       7.67
12/19/1990                                       7.64
12/20/1990                                       7.67
12/21/1990                                       7.75
12/24/1990                                       7.84
12/25/1990                                       7.84
12/26/1990                                       7.78
12/27/1990                                       7.75
12/28/1990                                       7.78
12/31/1990                                       7.68
  1/1/1991                                       7.68
  1/2/1991                                       7.59
  1/3/1991                                       7.56
  1/4/1991                                       7.65
  1/7/1991                                       7.75
  1/8/1991                                       7.74
  1/9/1991                                       7.81
 1/10/1991                                       7.76
 1/11/1991                                       7.79
 1/14/1991                                       7.82
 1/15/1991                                       7.79
 1/16/1991                                       7.83
 1/17/1991                                       7.71
 1/18/1991                                       7.68
 1/21/1991                                       7.68
 1/22/1991                                       7.70
 1/23/1991                                       7.67
 1/24/1991                                       7.61
 1/25/1991                                       7.67
 1/28/1991                                       7.67
 1/29/1991                                       7.64
 1/30/1991                                       7.64
 1/31/1991                                       7.62
  2/1/1991                                       7.45
  2/4/1991                                       7.43
  2/5/1991                                       7.40
  2/6/1991                                       7.40
  2/7/1991                                       7.42
  2/8/1991                                       7.40
 2/11/1991                                       7.39
 2/12/1991                                       7.39
 2/13/1991                                       7.39
 2/14/1991                                       7.38
 2/15/1991                                       7.41
 2/18/1991                                       7.41
 2/19/1991                                       7.46
 2/20/1991                                       7.49
 2/21/1991                                       7.51
 2/22/1991                                       7.57
 2/25/1991                                       7.57
 2/26/1991                                       7.62
 2/27/1991                                       7.64
 2/28/1991                                       7.66
  3/1/1991                                       7.78
  3/4/1991                                       7.77
  3/5/1991                                       7.73
  3/6/1991                                       7.77
  3/7/1991                                       7.73
  3/8/1991                                       7.77
 3/11/1991                                       7.71
 3/12/1991                                       7.74
 3/13/1991                                       7.67
 3/14/1991                                       7.64
 3/15/1991                                       7.73
 3/18/1991                                       7.79
 3/19/1991                                       7.93
 3/20/1991                                       7.88
 3/21/1991                                       7.82
 3/22/1991                                       7.82
 3/25/1991                                       7.83
 3/26/1991                                       7.84
 3/27/1991                                       7.76
 3/28/1991                                       7.73
 3/29/1991                                       7.73
  4/1/1991                                       7.74
  4/2/1991                                       7.68
  4/3/1991                                       7.71
  4/4/1991                                       7.67
  4/5/1991                                       7.65
  4/8/1991                                       7.63
  4/9/1991                                       7.68
 4/10/1991                                       7.75
 4/11/1991                                       7.74
 4/12/1991                                       7.64
 4/15/1991                                       7.64
 4/16/1991                                       7.66
 4/17/1991                                       7.64
 4/18/1991                                       7.74
 4/19/1991                                       7.80
 4/22/1991                                       7.83
 4/23/1991                                       7.78
 4/24/1991                                       7.73
 4/25/1991                                       7.70
 4/26/1991                                       7.68
 4/29/1991                                       7.70
 4/30/1991                                       7.63
  5/1/1991                                       7.63
  5/2/1991                                       7.59
  5/3/1991                                       7.67
  5/6/1991                                       7.67
  5/7/1991                                       7.67
  5/8/1991                                       7.68
  5/9/1991                                       7.68
 5/10/1991                                       7.76
 5/13/1991                                       7.72
 5/14/1991                                       7.78
 5/15/1991                                       7.77
 5/16/1991                                       7.77
 5/17/1991                                       7.77
 5/20/1991                                       7.78
 5/21/1991                                       7.74
 5/22/1991                                       7.72
 5/23/1991                                       7.71
 5/24/1991                                       7.68
 5/27/1991                                       7.68
 5/28/1991                                       7.66
 5/29/1991                                       7.66
 5/30/1991                                       7.63
 5/31/1991                                       7.69
  6/3/1991                                       7.80
  6/4/1991                                       7.80
  6/5/1991                                       7.84
  6/6/1991                                       7.89
  6/7/1991                                       7.96
 6/10/1991                                       7.95
 6/11/1991                                       7.96
 6/12/1991                                       8.02
 6/13/1991                                       8.00
 6/14/1991                                       7.94
 6/17/1991                                       7.96
 6/18/1991                                       7.97
 6/19/1991                                       7.97
 6/20/1991                                       7.91
 6/21/1991                                       7.95
 6/24/1991                                       7.98
 6/25/1991                                       7.99
 6/26/1991                                       7.98
 6/27/1991                                       7.97
 6/28/1991                                       7.90
  7/1/1991                                       7.93
  7/2/1991                                       7.95
  7/3/1991                                       7.92
  7/4/1991                                       7.92
  7/5/1991                                       8.01
  7/8/1991                                       8.00
  7/9/1991                                       8.02
 7/10/1991                                       8.00
 7/11/1991                                       7.95
 7/12/1991                                       7.90
 7/15/1991                                       7.90
 7/16/1991                                       7.91
 7/17/1991                                       7.94
 7/18/1991                                       7.95
 7/19/1991                                       7.91
 7/22/1991                                       7.92
 7/23/1991                                       7.96
 7/24/1991                                       7.86
 7/25/1991                                       7.81
 7/26/1991                                       7.82
 7/29/1991                                       7.81
 7/30/1991                                       7.81
 7/31/1991                                       7.77
  8/1/1991                                       7.78
  8/2/1991                                       7.62
  8/5/1991                                       7.62
  8/6/1991                                       7.54
  8/7/1991                                       7.51
  8/8/1991                                       7.53
  8/9/1991                                       7.51
 8/12/1991                                       7.49
 8/13/1991                                       7.46
 8/14/1991                                       7.37
 8/15/1991                                       7.37
 8/16/1991                                       7.33
 8/19/1991                                       7.31
 8/20/1991                                       7.24
 8/21/1991                                       7.27
 8/22/1991                                       7.25
 8/23/1991                                       7.39
 8/26/1991                                       7.44
 8/27/1991                                       7.42
 8/28/1991                                       7.32
 8/29/1991                                       7.24
 8/30/1991                                       7.34
  9/2/1991                                       7.34
  9/3/1991                                       7.32
  9/4/1991                                       7.31
  9/5/1991                                       7.32
  9/6/1991                                       7.24
  9/9/1991                                       7.20
 9/10/1991                                       7.20
 9/11/1991                                       7.21
 9/12/1991                                       7.15
 9/13/1991                                       7.13
 9/16/1991                                       7.11
 9/17/1991                                       7.10
 9/18/1991                                       7.10
 9/19/1991                                       7.10
 9/20/1991                                       7.09
 9/23/1991                                       7.09
 9/24/1991                                       7.09
 9/25/1991                                       7.06
 9/26/1991                                       7.03
 9/27/1991                                       6.95
 9/30/1991                                       6.92
 10/1/1991                                       6.90
 10/2/1991                                       6.90
 10/3/1991                                       6.88
 10/4/1991                                       6.81
 10/7/1991                                       6.81
 10/8/1991                                       6.82
 10/9/1991                                       6.87
10/10/1991                                       6.93
10/11/1991                                       6.84
10/14/1991                                       6.84
10/15/1991                                       6.81
10/16/1991                                       6.79
10/17/1991                                       6.90
10/18/1991                                       6.88
10/21/1991                                       6.95
10/22/1991                                       6.99
10/23/1991                                       7.00
10/24/1991                                       6.91
10/25/1991                                       6.96
10/28/1991                                       6.91
10/29/1991                                       6.80
10/30/1991                                       6.77
10/31/1991                                       6.74
 11/1/1991                                       6.71
 11/4/1991                                       6.74
 11/5/1991                                       6.79
 11/6/1991                                       6.72
 11/7/1991                                       6.65
 11/8/1991                                       6.66
11/11/1991                                       6.66
11/12/1991                                       6.65
11/13/1991                                       6.69
11/14/1991                                       6.62
11/15/1991                                       6.58
11/18/1991                                       6.57
11/19/1991                                       6.55
11/20/1991                                       6.56
11/21/1991                                       6.54
11/22/1991                                       6.56
11/25/1991                                       6.61
11/26/1991                                       6.53
11/27/1991                                       6.53
11/28/1991                                       6.53
11/29/1991                                       6.48
 12/2/1991                                       6.43
 12/3/1991                                       6.39
 12/4/1991                                       6.27
 12/5/1991                                       6.30
 12/6/1991                                       6.31
 12/9/1991                                       6.23
12/10/1991                                       6.25
12/11/1991                                       6.26
12/12/1991                                       6.23
12/13/1991                                       6.30
12/16/1991                                       6.28
12/17/1991                                       6.24
12/18/1991                                       6.30
12/19/1991                                       6.19
12/20/1991                                       6.02
12/23/1991                                       6.00
12/24/1991                                       6.01
12/25/1991                                       6.01
12/26/1991                                       6.00
12/27/1991                                       6.00
12/30/1991                                       5.97
12/31/1991                                       5.93
  1/1/1992                                       5.93
  1/2/1992                                       5.98
  1/3/1992                                       6.05
  1/6/1992                                       6.02
  1/7/1992                                       5.94
  1/8/1992                                       5.96
  1/9/1992                                       6.02
 1/10/1992                                       6.10
 1/13/1992                                       6.21
 1/14/1992                                       6.34
 1/15/1992                                       6.37
 1/16/1992                                       6.41
 1/17/1992                                       6.36
 1/20/1992                                       6.36
 1/21/1992                                       6.27
 1/22/1992                                       6.28
 1/23/1992                                       6.32
 1/24/1992                                       6.40
 1/27/1992                                       6.41
 1/28/1992                                       6.32
 1/29/1992                                       6.42
 1/30/1992                                       6.48
 1/31/1992                                       6.44
  2/3/1992                                       6.52
  2/4/1992                                       6.46
  2/5/1992                                       6.40
  2/6/1992                                       6.40
  2/7/1992                                       6.40
 2/10/1992                                       6.38
 2/11/1992                                       6.40
 2/12/1992                                       6.46
 2/13/1992                                       6.61
 2/14/1992                                       6.65
 2/17/1992                                       6.65
 2/18/1992                                       6.69
 2/19/1992                                       6.67
 2/20/1992                                       6.67
 2/21/1992                                       6.77
 2/24/1992                                       6.81
 2/25/1992                                       6.78
 2/26/1992                                       6.66
 2/27/1992                                       6.67
 2/28/1992                                       6.58
  3/2/1992                                       6.73
  3/3/1992                                       6.76
  3/4/1992                                       6.76
  3/5/1992                                       6.87
  3/6/1992                                       6.85
  3/9/1992                                       6.77
 3/10/1992                                       6.78
 3/11/1992                                       6.86
 3/12/1992                                       7.01
 3/13/1992                                       7.14
 3/16/1992                                       7.12
 3/17/1992                                       7.06
 3/18/1992                                       7.06
 3/19/1992                                       7.03
 3/20/1992                                       7.12
 3/23/1992                                       7.10
 3/24/1992                                       7.00
 3/25/1992                                       6.96
 3/26/1992                                       6.98
 3/27/1992                                       6.97
 3/30/1992                                       6.93
 3/31/1992                                       6.94
  4/1/1992                                       6.82
  4/2/1992                                       6.85
  4/3/1992                                       6.76
  4/6/1992                                       6.74
  4/7/1992                                       6.73
  4/8/1992                                       6.76
  4/9/1992                                       6.59
 4/10/1992                                       6.62
 4/13/1992                                       6.58
 4/14/1992                                       6.60
 4/15/1992                                       6.66
 4/16/1992                                       6.76
 4/17/1992                                       6.76
 4/20/1992                                       6.90
 4/21/1992                                       6.89
 4/22/1992                                       6.89
 4/23/1992                                       6.91
 4/24/1992                                       6.85
 4/27/1992                                       6.90
 4/28/1992                                       6.87
 4/29/1992                                       6.88
 4/30/1992                                       6.91
  5/1/1992                                       6.82
  5/4/1992                                       6.82
  5/5/1992                                       6.80
  5/6/1992                                       6.76
  5/7/1992                                       6.80
  5/8/1992                                       6.73
 5/11/1992                                       6.71
 5/12/1992                                       6.66
 5/13/1992                                       6.64
 5/14/1992                                       6.63
 5/15/1992                                       6.60
 5/18/1992                                       6.59
 5/19/1992                                       6.47
 5/20/1992                                       6.55
 5/21/1992                                       6.77
 5/22/1992                                       6.69
 5/25/1992                                       6.69
 5/26/1992                                       6.79
 5/27/1992                                       6.74
 5/28/1992                                       6.67
 5/29/1992                                       6.61
  6/1/1992                                       6.69
  6/2/1992                                       6.61
  6/3/1992                                       6.60
  6/4/1992                                       6.60
  6/5/1992                                       6.55
  6/8/1992                                       6.56
  6/9/1992                                       6.59
 6/10/1992                                       6.59
 6/11/1992                                       6.56
 6/12/1992                                       6.49
 6/15/1992                                       6.49
 6/16/1992                                       6.44
 6/17/1992                                       6.44
 6/18/1992                                       6.39
 6/19/1992                                       6.45
 6/22/1992                                       6.45
 6/23/1992                                       6.50
 6/24/1992                                       6.39
 6/25/1992                                       6.32
 6/26/1992                                       6.33
 6/29/1992                                       6.29
 6/30/1992                                       6.29
  7/1/1992                                       6.27
  7/2/1992                                       6.02
  7/3/1992                                       6.02
  7/6/1992                                       5.97
  7/7/1992                                       5.91
  7/8/1992                                       5.93
  7/9/1992                                       5.93
 7/10/1992                                       5.92
 7/13/1992                                       5.94
 7/14/1992                                       5.90
 7/15/1992                                       5.80
 7/16/1992                                       5.80
 7/17/1992                                       5.82
 7/20/1992                                       5.82
 7/21/1992                                       5.82
 7/22/1992                                       5.77
 7/23/1992                                       5.62
 7/24/1992                                       5.66
 7/27/1992                                       5.66
 7/28/1992                                       5.63
 7/29/1992                                       5.62
 7/30/1992                                       5.76
 7/31/1992                                       5.84
  8/3/1992                                       5.82
  8/4/1992                                       5.72
  8/5/1992                                       5.69
  8/6/1992                                       5.67
  8/7/1992                                       5.56
 8/10/1992                                       5.50
 8/11/1992                                       5.50
 8/12/1992                                       5.54
 8/13/1992                                       5.57
 8/14/1992                                       5.54
 8/17/1992                                       5.55
 8/18/1992                                       5.44
 8/19/1992                                       5.43
 8/20/1992                                       5.42
 8/21/1992                                       5.54
 8/24/1992                                       5.72
 8/25/1992                                       5.76
 8/26/1992                                       5.70
 8/27/1992                                       5.65
 8/28/1992                                       5.60
 8/31/1992                                       5.60
  9/1/1992                                       5.52
  9/2/1992                                       5.50
  9/3/1992                                       5.50
  9/4/1992                                       5.30
  9/7/1992                                       5.30
  9/8/1992                                       5.21
  9/9/1992                                       5.25
 9/10/1992                                       5.26
 9/11/1992                                       5.33
 9/14/1992                                       5.28
 9/15/1992                                       5.37
 9/16/1992                                       5.40
 9/17/1992                                       5.41
 9/18/1992                                       5.41
 9/21/1992                                       5.46
 9/22/1992                                       5.52
 9/23/1992                                       5.54
 9/24/1992                                       5.47
 9/25/1992                                       5.33
 9/28/1992                                       5.28
 9/29/1992                                       5.31
 9/30/1992                                       5.33
 10/1/1992                                       5.18
 10/2/1992                                       5.22
 10/5/1992                                       5.18
 10/6/1992                                       5.25
 10/7/1992                                       5.43
 10/8/1992                                       5.37
 10/9/1992                                       5.50
10/12/1992                                       5.50
10/13/1992                                       5.49
10/14/1992                                       5.51
10/15/1992                                       5.52
10/16/1992                                       5.57
10/19/1992                                       5.71
10/20/1992                                       5.90
10/21/1992                                       5.82
10/22/1992                                       5.79
10/23/1992                                       5.91
10/26/1992                                       5.92
10/27/1992                                       5.82
10/28/1992                                       5.83
10/29/1992                                       5.79
10/30/1992                                       5.90
 11/2/1992                                       5.96
 11/3/1992                                       5.94
 11/4/1992                                       5.94
 11/5/1992                                       5.93
 11/6/1992                                       6.02
 11/9/1992                                       6.09
11/10/1992                                       6.01
11/11/1992                                       6.01
11/12/1992                                       5.89
11/13/1992                                       5.99
11/16/1992                                       6.11
11/17/1992                                       6.08
11/18/1992                                       5.97
11/19/1992                                       6.00
11/20/1992                                       6.08
11/23/1992                                       6.10
11/24/1992                                       6.04
11/25/1992                                       6.12
11/26/1992                                       6.12
11/27/1992                                       6.22
11/30/1992                                       6.23
 12/1/1992                                       6.24
 12/2/1992                                       6.23
 12/3/1992                                       6.20
 12/4/1992                                       6.11
 12/7/1992                                       6.05
 12/8/1992                                       5.99
 12/9/1992                                       6.01
12/10/1992                                       6.04
12/11/1992                                       6.10
12/14/1992                                       6.15
12/15/1992                                       6.12
12/16/1992                                       6.06
12/17/1992                                       6.08
12/18/1992                                       6.07
12/21/1992                                       6.05
12/22/1992                                       6.02
12/23/1992                                       6.01
12/24/1992                                       6.02
12/25/1992                                       6.02
12/28/1992                                       6.06
12/29/1992                                       6.04
12/30/1992                                       5.98
12/31/1992                                       6.04
  1/1/1993                                       6.04
  1/4/1993                                       5.90
  1/5/1993                                       5.90
  1/6/1993                                       5.94
  1/7/1993                                       6.05
  1/8/1993                                       5.97
 1/11/1993                                       5.93
 1/12/1993                                       5.95
 1/13/1993                                       5.93
 1/14/1993                                       5.88
 1/15/1993                                       5.80
 1/18/1993                                       5.80
 1/19/1993                                       5.82
 1/20/1993                                       5.85
 1/21/1993                                       5.83
 1/22/1993                                       5.77
 1/25/1993                                       5.71
 1/26/1993                                       5.75
 1/27/1993                                       5.68
 1/28/1993                                       5.61
 1/29/1993                                       5.57
  2/1/1993                                       5.55
  2/2/1993                                       5.63
  2/3/1993                                       5.62
  2/4/1993                                       5.53
  2/5/1993                                       5.42
  2/8/1993                                       5.49
  2/9/1993                                       5.55
 2/10/1993                                       5.63
 2/11/1993                                       5.58
 2/12/1993                                       5.57
 2/15/1993                                       5.57
 2/16/1993                                       5.52
 2/17/1993                                       5.43
 2/18/1993                                       5.29
 2/19/1993                                       5.30
 2/22/1993                                       5.28
 2/23/1993                                       5.12
 2/24/1993                                       5.20
 2/25/1993                                       5.23
 2/26/1993                                       5.21
  3/1/1993                                       5.12
  3/2/1993                                       5.13
  3/3/1993                                       5.05
  3/4/1993                                       5.00
  3/5/1993                                       5.14
  3/8/1993                                       5.15
  3/9/1993                                       5.21
 3/10/1993                                       5.24
 3/11/1993                                       5.23
 3/12/1993                                       5.35
 3/15/1993                                       5.39
 3/16/1993                                       5.27
 3/17/1993                                       5.21
 3/18/1993                                       5.11
 3/19/1993                                       5.17
 3/22/1993                                       5.18
 3/23/1993                                       5.14
 3/24/1993                                       5.19
 3/25/1993                                       5.19
 3/26/1993                                       5.32
 3/29/1993                                       5.25
 3/30/1993                                       5.20
 3/31/1993                                       5.24
  4/1/1993                                       5.24
  4/2/1993                                       5.31
  4/5/1993                                       5.27
  4/6/1993                                       5.22
  4/7/1993                                       5.23
  4/8/1993                                       5.13
  4/9/1993                                       5.13
 4/12/1993                                       5.09
 4/13/1993                                       5.10
 4/14/1993                                       5.07
 4/15/1993                                       5.06
 4/16/1993                                       5.08
 4/19/1993                                       5.07
 4/20/1993                                       5.07
 4/21/1993                                       5.05
 4/22/1993                                       5.04
 4/23/1993                                       5.06
 4/26/1993                                       5.09
 4/27/1993                                       5.19
 4/28/1993                                       5.18
 4/29/1993                                       5.10
 4/30/1993                                       5.14
  5/3/1993                                       5.06
  5/4/1993                                       5.04
  5/5/1993                                       5.07
  5/6/1993                                       5.03
  5/7/1993                                       5.04
 5/10/1993                                       5.02
 5/11/1993                                       5.03
 5/12/1993                                       5.07
 5/13/1993                                       5.15
 5/14/1993                                       5.21
 5/17/1993                                       5.27
 5/18/1993                                       5.30
 5/19/1993                                       5.26
 5/20/1993                                       5.25
 5/21/1993                                       5.34
 5/24/1993                                       5.37
 5/25/1993                                       5.38
 5/26/1993                                       5.35
 5/27/1993                                       5.35
 5/28/1993                                       5.37
 5/31/1993                                       5.37
  6/1/1993                                       5.28
  6/2/1993                                       5.27
  6/3/1993                                       5.23
  6/4/1993                                       5.36
  6/7/1993                                       5.34
  6/8/1993                                       5.35
  6/9/1993                                       5.33
 6/10/1993                                       5.34
 6/11/1993                                       5.22
 6/14/1993                                       5.20
 6/15/1993                                       5.19
 6/16/1993                                       5.18
 6/17/1993                                       5.17
 6/18/1993                                       5.23
 6/21/1993                                       5.20
 6/22/1993                                       5.21
 6/23/1993                                       5.20
 6/24/1993                                       5.16
 6/25/1993                                       5.13
 6/28/1993                                       5.08
 6/29/1993                                       5.05
 6/30/1993                                       5.05
  7/1/1993                                       5.04
  7/2/1993                                       4.98
  7/5/1993                                       4.98
  7/6/1993                                       5.04
  7/7/1993                                       5.04
  7/8/1993                                       5.02
  7/9/1993                                       5.00
 7/12/1993                                       5.00
 7/13/1993                                       5.03
 7/14/1993                                       4.98
 7/15/1993                                       4.99
 7/16/1993                                       4.99
 7/19/1993                                       5.00
 7/20/1993                                       5.08
 7/21/1993                                       5.17
 7/22/1993                                       5.24
 7/23/1993                                       5.28
 7/26/1993                                       5.25
 7/27/1993                                       5.26
 7/28/1993                                       5.23
 7/29/1993                                       5.13
 7/30/1993                                       5.16
  8/2/1993                                       5.20
  8/3/1993                                       5.19
  8/4/1993                                       5.20
  8/5/1993                                       5.18
  8/6/1993                                       5.16
  8/9/1993                                       5.12
 8/10/1993                                       5.14
 8/11/1993                                       5.13
 8/12/1993                                       5.13
 8/13/1993                                       5.08
 8/16/1993                                       5.05
 8/17/1993                                       5.07
 8/18/1993                                       5.04
 8/19/1993                                       4.97
 8/20/1993                                       4.96
 8/23/1993                                       4.98
 8/24/1993                                       4.90
 8/25/1993                                       4.86
 8/26/1993                                       4.78
 8/27/1993                                       4.83
 8/30/1993                                       4.78
 8/31/1993                                       4.80
  9/1/1993                                       4.81
  9/2/1993                                       4.76
  9/3/1993                                       4.65
  9/6/1993                                       4.65
  9/7/1993                                       4.60
  9/8/1993                                       4.63
  9/9/1993                                       4.74
 9/10/1993                                       4.67
 9/13/1993                                       4.66
 9/14/1993                                       4.77
 9/15/1993                                       4.75
 9/16/1993                                       4.74
 9/17/1993                                       4.75
 9/20/1993                                       4.79
 9/21/1993                                       4.80
 9/22/1993                                       4.81
 9/23/1993                                       4.80
 9/24/1993                                       4.81
 9/27/1993                                       4.69
 9/28/1993                                       4.67
 9/29/1993                                       4.74
 9/30/1993                                       4.79
 10/1/1993                                       4.72
 10/4/1993                                       4.71
 10/5/1993                                       4.72
 10/6/1993                                       4.70
 10/7/1993                                       4.69
 10/8/1993                                       4.61
10/11/1993                                       4.61
10/12/1993                                       4.64
10/13/1993                                       4.64
10/14/1993                                       4.61
10/15/1993                                       4.57
10/18/1993                                       4.66
10/19/1993                                       4.66
10/20/1993                                       4.64
10/21/1993                                       4.72
10/22/1993                                       4.76
10/25/1993                                       4.82
10/26/1993                                       4.79
10/27/1993                                       4.82
10/28/1993                                       4.83
10/29/1993                                       4.83
 11/1/1993                                       4.96
 11/2/1993                                       5.02
 11/3/1993                                       5.01
 11/4/1993                                       5.03
 11/5/1993                                       5.11
 11/8/1993                                       5.04
 11/9/1993                                       5.02
11/10/1993                                       5.08
11/11/1993                                       5.08
11/12/1993                                       5.02
11/15/1993                                       5.02
11/16/1993                                       4.98
11/17/1993                                       4.99
11/18/1993                                       5.06
11/19/1993                                       5.16
11/22/1993                                       5.20
11/23/1993                                       5.14
11/24/1993                                       5.11
11/25/1993                                       5.11
11/26/1993                                       5.08
11/29/1993                                       5.08
11/30/1993                                       5.15
 12/1/1993                                       5.14
 12/2/1993                                       5.16
 12/3/1993                                       5.16
 12/6/1993                                       5.09
 12/7/1993                                       5.10
 12/8/1993                                       5.09
 12/9/1993                                       5.07
12/10/1993                                       5.13
12/13/1993                                       5.16
12/14/1993                                       5.20
12/15/1993                                       5.19
12/16/1993                                       5.20
12/17/1993                                       5.17
12/20/1993                                       5.20
12/21/1993                                       5.22
12/22/1993                                       5.13
12/23/1993                                       5.10
12/24/1993                                       5.10
12/27/1993                                       5.09
12/28/1993                                       5.10
12/29/1993                                       5.12
12/30/1993                                       5.20
12/31/1993                                       5.21
  1/3/1994                                       5.29
  1/4/1994                                       5.26
  1/5/1994                                       5.27
  1/6/1994                                       5.21
  1/7/1994                                       5.03
 1/10/1994                                       5.01
 1/11/1994                                       5.00
 1/12/1994                                       4.95
 1/13/1994                                       5.08
 1/14/1994                                       5.12
 1/17/1994                                       5.12
 1/18/1994                                       5.09
 1/19/1994                                       5.08
 1/20/1994                                       5.02
 1/21/1994                                       5.05
 1/24/1994                                       5.06
 1/25/1994                                       5.08
 1/26/1994                                       5.09
 1/27/1994                                       5.04
 1/28/1994                                       4.99
 1/31/1994                                       5.02
  2/1/1994                                       5.10
  2/2/1994                                       5.11
  2/3/1994                                       5.17
  2/4/1994                                       5.32
  2/7/1994                                       5.36
  2/8/1994                                       5.38
  2/9/1994                                       5.35
 2/10/1994                                       5.36
 2/11/1994                                       5.34
 2/14/1994                                       5.36
 2/15/1994                                       5.34
 2/16/1994                                       5.35
 2/17/1994                                       5.45
 2/18/1994                                       5.52
 2/21/1994                                       5.52
 2/22/1994                                       5.50
 2/23/1994                                       5.59
 2/24/1994                                       5.66
 2/25/1994                                       5.65
 2/28/1994                                       5.60
  3/1/1994                                       5.74
  3/2/1994                                       5.74
  3/3/1994                                       5.79
  3/4/1994                                       5.82
  3/7/1994                                       5.77
  3/8/1994                                       5.84
  3/9/1994                                       5.84
 3/10/1994                                       5.90
 3/11/1994                                       5.89
 3/14/1994                                       5.94
 3/15/1994                                       5.91
 3/16/1994                                       5.86
 3/17/1994                                       5.88
 3/18/1994                                       5.97
 3/21/1994                                       6.03
 3/22/1994                                       5.92
 3/23/1994                                       5.92
 3/24/1994                                       6.05
 3/25/1994                                       6.08
 3/28/1994                                       6.10
 3/29/1994                                       6.19
 3/30/1994                                       6.24
 3/31/1994                                       6.23
  4/1/1994                                       6.23
  4/4/1994                                       6.64
  4/5/1994                                       6.47
  4/6/1994                                       6.42
  4/7/1994                                       6.38
  4/8/1994                                       6.46
 4/11/1994                                       6.46
 4/12/1994                                       6.40
 4/13/1994                                       6.47
 4/14/1994                                       6.51
 4/15/1994                                       6.50
 4/18/1994                                       6.70
 4/19/1994                                       6.68
 4/20/1994                                       6.62
 4/21/1994                                       6.49
 4/22/1994                                       6.53
 4/25/1994                                       6.48
 4/26/1994                                       6.46
 4/27/1994                                       6.46
 4/28/1994                                       6.65
 4/29/1994                                       6.64
  5/2/1994                                       6.69
  5/3/1994                                       6.73
  5/4/1994                                       6.74
  5/5/1994                                       6.70
  5/6/1994                                       6.95
  5/9/1994                                       7.09
 5/10/1994                                       6.93
 5/11/1994                                       7.02
 5/12/1994                                       6.97
 5/13/1994                                       6.89
 5/16/1994                                       6.85
 5/17/1994                                       6.66
 5/18/1994                                       6.61
 5/19/1994                                       6.52
 5/20/1994                                       6.59
 5/23/1994                                       6.76
 5/24/1994                                       6.75
 5/25/1994                                       6.74
 5/26/1994                                       6.69
 5/27/1994                                       6.73
 5/30/1994                                       6.73
 5/31/1994                                       6.77
  6/1/1994                                       6.74
  6/2/1994                                       6.68
  6/3/1994                                       6.59
  6/6/1994                                       6.49
  6/7/1994                                       6.53
  6/8/1994                                       6.53
  6/9/1994                                       6.54
 6/10/1994                                       6.60
 6/13/1994                                       6.66
 6/14/1994                                       6.58
 6/15/1994                                       6.67
 6/16/1994                                       6.65
 6/17/1994                                       6.71
 6/20/1994                                       6.74
 6/21/1994                                       6.82
 6/22/1994                                       6.75
 6/23/1994                                       6.70
 6/24/1994                                       6.81
 6/27/1994                                       6.79
 6/28/1994                                       6.88
 6/29/1994                                       6.87
 6/30/1994                                       6.97
  7/1/1994                                       6.95
  7/4/1994                                       6.95
  7/5/1994                                       6.93
  7/6/1994                                       6.92
  7/7/1994                                       6.89
  7/8/1994                                       7.04
 7/11/1994                                       7.09
 7/12/1994                                       7.03
 7/13/1994                                       7.02
 7/14/1994                                       6.85
 7/15/1994                                       6.84
 7/18/1994                                       6.79
 7/19/1994                                       6.73
 7/20/1994                                       6.84
 7/21/1994                                       6.89
 7/22/1994                                       6.92
 7/25/1994                                       6.90
 7/26/1994                                       6.90
 7/27/1994                                       6.99
 7/28/1994                                       6.94
 7/29/1994                                       6.73
  8/1/1994                                       6.75
  8/2/1994                                       6.73
  8/3/1994                                       6.70
  8/4/1994                                       6.72
  8/5/1994                                       6.93
  8/8/1994                                       6.93
  8/9/1994                                       6.97
 8/10/1994                                       6.95
 8/11/1994                                       7.00
 8/12/1994                                       6.94
 8/15/1994                                       6.96
 8/16/1994                                       6.86
 8/17/1994                                       6.81
 8/18/1994                                       6.93
 8/19/1994                                       6.92
 8/22/1994                                       6.97
 8/23/1994                                       6.94
 8/24/1994                                       6.87
 8/25/1994                                       6.93
 8/26/1994                                       6.87
 8/29/1994                                       6.87
 8/30/1994                                       6.83
 8/31/1994                                       6.81
  9/1/1994                                       6.81
  9/2/1994                                       6.82
  9/5/1994                                       6.82
  9/6/1994                                       6.88
  9/7/1994                                       6.92
  9/8/1994                                       6.92
  9/9/1994                                       7.06
 9/12/1994                                       7.08
 9/13/1994                                       7.05
 9/14/1994                                       7.02
 9/15/1994                                       6.97
 9/16/1994                                       7.13
 9/19/1994                                       7.11
 9/20/1994                                       7.15
 9/21/1994                                       7.20
 9/22/1994                                       7.20
 9/23/1994                                       7.20
 9/26/1994                                       7.21
 9/27/1994                                       7.24
 9/28/1994                                       7.21
 9/29/1994                                       7.29
 9/30/1994                                       7.28
 10/3/1994                                       7.35
 10/4/1994                                       7.37
 10/5/1994                                       7.42
 10/6/1994                                       7.43
 10/7/1994                                       7.34
10/10/1994                                       7.34
10/11/1994                                       7.30
10/12/1994                                       7.34
10/13/1994                                       7.30
10/14/1994                                       7.26
10/17/1994                                       7.28
10/18/1994                                       7.29
10/19/1994                                       7.34
10/20/1994                                       7.46
10/21/1994                                       7.46
10/24/1994                                       7.52
10/25/1994                                       7.54
10/26/1994                                       7.55
10/27/1994                                       7.55
10/28/1994                                       7.48
10/31/1994                                       7.48
 11/1/1994                                       7.58
 11/2/1994                                       7.63
 11/3/1994                                       7.65
 11/4/1994                                       7.72
 11/7/1994                                       7.73
 11/8/1994                                       7.69
 11/9/1994                                       7.64
11/10/1994                                       7.69
11/11/1994                                       7.69
11/14/1994                                       7.66
11/15/1994                                       7.69
11/16/1994                                       7.73
11/17/1994                                       7.79
11/18/1994                                       7.79
11/21/1994                                       7.83
11/22/1994                                       7.82
11/23/1994                                       7.64
11/24/1994                                       7.64
11/25/1994                                       7.65
11/28/1994                                       7.77
11/29/1994                                       7.86
11/30/1994                                       7.79
 12/1/1994                                       7.80
 12/2/1994                                       7.71
 12/5/1994                                       7.78
 12/6/1994                                       7.65
 12/7/1994                                       7.74
 12/8/1994                                       7.77
 12/9/1994                                       7.74
12/12/1994                                       7.82
12/13/1994                                       7.84
12/14/1994                                       7.74
12/15/1994                                       7.73
12/16/1994                                       7.76
12/19/1994                                       7.77
12/20/1994                                       7.76
12/21/1994                                       7.75
12/22/1994                                       7.83
12/23/1994                                       7.86
12/26/1994                                       7.86
12/27/1994                                       7.78
12/28/1994                                       7.81
12/29/1994                                       7.83
12/30/1994                                       7.83
  1/2/1995                                       7.83
  1/3/1995                                       7.88
  1/4/1995                                       7.81
  1/5/1995                                       7.87
  1/6/1995                                       7.87
  1/9/1995                                       7.90
 1/10/1995                                       7.85
 1/11/1995                                       7.80
 1/12/1995                                       7.80
 1/13/1995                                       7.64
 1/16/1995                                       7.64
 1/17/1995                                       7.68
 1/18/1995                                       7.71
 1/19/1995                                       7.74
 1/20/1995                                       7.80
 1/23/1995                                       7.80
 1/24/1995                                       7.82
 1/25/1995                                       7.76
 1/26/1995                                       7.70
 1/27/1995                                       7.60
 1/30/1995                                       7.55
 1/31/1995                                       7.54
  2/1/1995                                       7.56
  2/2/1995                                       7.63
  2/3/1995                                       7.40
  2/6/1995                                       7.43
  2/7/1995                                       7.44
  2/8/1995                                       7.43
  2/9/1995                                       7.50
 2/10/1995                                       7.55
 2/13/1995                                       7.54
 2/14/1995                                       7.45
 2/15/1995                                       7.37
 2/16/1995                                       7.29
 2/17/1995                                       7.33
 2/20/1995                                       7.33
 2/21/1995                                       7.35
 2/22/1995                                       7.20
 2/23/1995                                       7.20
 2/24/1995                                       7.16
 2/27/1995                                       7.06
 2/28/1995                                       7.06
  3/1/1995                                       7.06
  3/2/1995                                       7.15
  3/3/1995                                       7.19
  3/6/1995                                       7.24
  3/7/1995                                       7.28
  3/8/1995                                       7.20
  3/9/1995                                       7.11
 3/10/1995                                       7.07
 3/13/1995                                       7.01
 3/14/1995                                       6.93
 3/15/1995                                       6.93
 3/16/1995                                       6.89
 3/17/1995                                       6.97
 3/20/1995                                       6.98
 3/21/1995                                       7.01
 3/22/1995                                       7.05
 3/23/1995                                       7.06
 3/24/1995                                       6.93
 3/27/1995                                       6.90
 3/28/1995                                       7.02
 3/29/1995                                       6.98
 3/30/1995                                       7.05
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  4/3/1995                                       7.00
  4/4/1995                                       6.96
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  4/6/1995                                       6.92
  4/7/1995                                       6.93
 4/10/1995                                       6.94
 4/11/1995                                       6.92
 4/12/1995                                       6.89
 4/13/1995                                       6.82
 4/14/1995                                       6.82
 4/17/1995                                       6.80
 4/18/1995                                       6.77
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 4/20/1995                                       6.76
 4/21/1995                                       6.77
 4/24/1995                                       6.77
 4/25/1995                                       6.79
 4/26/1995                                       6.79
 4/27/1995                                       6.84
 4/28/1995                                       6.88
  5/1/1995                                       6.90
  5/2/1995                                       6.83
  5/3/1995                                       6.73
  5/4/1995                                       6.63
  5/5/1995                                       6.42
  5/8/1995                                       6.44
  5/9/1995                                       6.33
 5/10/1995                                       6.39
 5/11/1995                                       6.45
 5/12/1995                                       6.46
 5/15/1995                                       6.41
 5/16/1995                                       6.36
 5/17/1995                                       6.35
 5/18/1995                                       6.44
 5/19/1995                                       6.43
 5/22/1995                                       6.46
 5/23/1995                                       6.37
 5/24/1995                                       6.20
 5/25/1995                                       6.18
 5/26/1995                                       6.18
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 5/30/1995                                       6.08
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  6/1/1995                                       5.94
  6/2/1995                                       5.80
  6/5/1995                                       5.79
  6/6/1995                                       5.83
  6/7/1995                                       5.95
  6/8/1995                                       6.02
  6/9/1995                                       6.21
 6/12/1995                                       6.16
 6/13/1995                                       5.88
 6/14/1995                                       5.88
 6/15/1995                                       5.93
 6/16/1995                                       5.96
 6/19/1995                                       5.87
 6/20/1995                                       5.92
 6/21/1995                                       5.89
 6/22/1995                                       5.80
 6/23/1995                                       5.83
 6/26/1995                                       5.90
 6/27/1995                                       5.94
 6/28/1995                                       5.88
 6/29/1995                                       6.07
 6/30/1995                                       5.98
  7/3/1995                                       5.97
  7/4/1995                                       5.97
  7/5/1995                                       5.95
  7/6/1995                                       5.75
  7/7/1995                                       5.74
 7/10/1995                                       5.74
 7/11/1995                                       5.80
 7/12/1995                                       5.80
 7/13/1995                                       5.80
 7/14/1995                                       5.89
 7/17/1995                                       5.97
 7/18/1995                                       6.01
 7/19/1995                                       6.15
 7/20/1995                                       6.15
 7/21/1995                                       6.26
 7/24/1995                                       6.20
 7/25/1995                                       6.19
 7/26/1995                                       6.24
 7/27/1995                                       6.18
 7/28/1995                                       6.22
 7/31/1995                                       6.16
  8/1/1995                                       6.22
  8/2/1995                                       6.15
  8/3/1995                                       6.24
  8/4/1995                                       6.20
  8/7/1995                                       6.18
  8/8/1995                                       6.17
  8/9/1995                                       6.21
 8/10/1995                                       6.25
 8/11/1995                                       6.37
 8/14/1995                                       6.36
 8/15/1995                                       6.37
 8/16/1995                                       6.32
 8/17/1995                                       6.37
 8/18/1995                                       6.36
 8/21/1995                                       6.31
 8/22/1995                                       6.35
 8/23/1995                                       6.37
 8/24/1995                                       6.26
 8/25/1995                                       6.13
 8/28/1995                                       6.10
 8/29/1995                                       6.15
 8/30/1995                                       6.10
 8/31/1995                                       6.07
  9/1/1995                                       6.00
  9/4/1995                                       6.00
  9/5/1995                                       5.96
  9/6/1995                                       5.95
  9/7/1995                                       6.00
  9/8/1995                                       6.04
 9/11/1995                                       6.05
 9/12/1995                                       5.96
 9/13/1995                                       5.99
 9/14/1995                                       5.87
 9/15/1995                                       5.91
 9/18/1995                                       5.97
 9/19/1995                                       5.94
 9/20/1995                                       5.92
 9/21/1995                                       6.03
 9/22/1995                                       6.06
 9/25/1995                                       6.08
 9/26/1995                                       6.11
 9/27/1995                                       6.08
 9/28/1995                                       6.10
 9/29/1995                                       6.01
 10/2/1995                                       5.98
 10/3/1995                                       5.96
 10/4/1995                                       5.91
 10/5/1995                                       5.88
 10/6/1995                                       5.89
 10/9/1995                                       5.89
10/10/1995                                       5.91
10/11/1995                                       5.91
10/12/1995                                       5.88
10/13/1995                                       5.80
10/16/1995                                       5.80
10/17/1995                                       5.80
10/18/1995                                       5.83
10/19/1995                                       5.83
10/20/1995                                       5.90
10/23/1995                                       5.92
10/24/1995                                       5.85
10/25/1995                                       5.80
10/26/1995                                       5.81
10/27/1995                                       5.83
10/30/1995                                       5.82
10/31/1995                                       5.81
 11/1/1995                                       5.74
 11/2/1995                                       5.68
 11/3/1995                                       5.70
 11/6/1995                                       5.73
 11/7/1995                                       5.77
 11/8/1995                                       5.69
 11/9/1995                                       5.72
11/10/1995                                       5.76
11/13/1995                                       5.72
11/14/1995                                       5.71
11/15/1995                                       5.77
11/16/1995                                       5.68
11/17/1995                                       5.66
11/20/1995                                       5.66
11/21/1995                                       5.70
11/22/1995                                       5.72
11/23/1995                                       5.72
11/24/1995                                       5.70
11/27/1995                                       5.67
11/28/1995                                       5.67
11/29/1995                                       5.60
11/30/1995                                       5.53
 12/1/1995                                       5.49
 12/4/1995                                       5.43
 12/5/1995                                       5.45
 12/6/1995                                       5.49
 12/7/1995                                       5.54
 12/8/1995                                       5.56
12/11/1995                                       5.53
12/12/1995                                       5.55
12/13/1995                                       5.56
12/14/1995                                       5.55
12/15/1995                                       5.55
12/18/1995                                       5.66
12/19/1995                                       5.58
12/20/1995                                       5.55
12/21/1995                                       5.53
12/22/1995                                       5.50
12/25/1995                                       5.50
12/26/1995                                       5.48
12/27/1995                                       5.46
12/28/1995                                       5.43
12/29/1995                                       5.38
  1/1/1996                                       5.38
  1/2/1996                                       5.39
  1/3/1996                                       5.36
  1/4/1996                                       5.39
  1/5/1996                                       5.42
  1/8/1996                                       5.41
  1/9/1996                                       5.41
 1/10/1996                                       5.50
 1/11/1996                                       5.47
 1/12/1996                                       5.40
 1/15/1996                                       5.40
 1/16/1996                                       5.37
 1/17/1996                                       5.29
 1/18/1996                                       5.25
 1/19/1996                                       5.27
 1/22/1996                                       5.34
 1/23/1996                                       5.37
 1/24/1996                                       5.30
 1/25/1996                                       5.41
 1/26/1996                                       5.34
 1/29/1996                                       5.37
 1/30/1996                                       5.30
 1/31/1996                                       5.25
  2/1/1996                                       5.24
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  2/6/1996                                       5.28
  2/7/1996                                       5.27
  2/8/1996                                       5.27
  2/9/1996                                       5.25
 2/12/1996                                       5.17
 2/13/1996                                       5.14
 2/14/1996                                       5.17
 2/15/1996                                       5.23
 2/16/1996                                       5.29
 2/19/1996                                       5.29
 2/20/1996                                       5.53
 2/21/1996                                       5.56
 2/22/1996                                       5.47
 2/23/1996                                       5.53
 2/26/1996                                       5.56
 2/27/1996                                       5.63
 2/28/1996                                       5.73
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  3/1/1996                                       5.60
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  3/7/1996                                       5.71
  3/8/1996                                       6.05
 3/11/1996                                       6.00
 3/12/1996                                       6.04
 3/13/1996                                       6.03
 3/14/1996                                       6.03
 3/15/1996                                       6.19
 3/18/1996                                       6.16
 3/19/1996                                       6.15
 3/20/1996                                       6.05
 3/21/1996                                       6.01
 3/22/1996                                       6.05
 3/25/1996                                       6.00
 3/26/1996                                       6.00
 3/27/1996                                       6.12
 3/28/1996                                       6.20
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  4/1/1996                                       6.09
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  4/3/1996                                       6.06
  4/4/1996                                       6.12
  4/5/1996                                       6.40
  4/8/1996                                       6.46
  4/9/1996                                       6.37
 4/10/1996                                       6.44
 4/11/1996                                       6.50
 4/12/1996                                       6.31
 4/15/1996                                       6.27
 4/16/1996                                       6.28
 4/17/1996                                       6.33
 4/18/1996                                       6.39
 4/19/1996                                       6.32
 4/22/1996                                       6.28
 4/23/1996                                       6.31
 4/24/1996                                       6.34
 4/25/1996                                       6.31
 4/26/1996                                       6.29
 4/29/1996                                       6.33
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  5/1/1996                                       6.39
  5/2/1996                                       6.56
  5/3/1996                                       6.61
  5/6/1996                                       6.57
  5/7/1996                                       6.60
  5/8/1996                                       6.56
  5/9/1996                                       6.57
 5/10/1996                                       6.45
 5/13/1996                                       6.45
 5/14/1996                                       6.40
 5/15/1996                                       6.39
 5/16/1996                                       6.45
 5/17/1996                                       6.41
 5/20/1996                                       6.38
 5/21/1996                                       6.41
 5/22/1996                                       6.38
 5/23/1996                                       6.44
 5/24/1996                                       6.42
 5/27/1996                                       6.42
 5/28/1996                                       6.44
 5/29/1996                                       6.56
 5/30/1996                                       6.55
 5/31/1996                                       6.64
  6/3/1996                                       6.64
  6/4/1996                                       6.62
  6/5/1996                                       6.60
  6/6/1996                                       6.52
  6/7/1996                                       6.75
 6/10/1996                                       6.77
 6/11/1996                                       6.77
 6/12/1996                                       6.81
 6/13/1996                                       6.80
 6/14/1996                                       6.72
 6/17/1996                                       6.68
 6/18/1996                                       6.71
 6/19/1996                                       6.74
 6/20/1996                                       6.77
 6/21/1996                                       6.74
 6/24/1996                                       6.72
 6/25/1996                                       6.70
 6/26/1996                                       6.67
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  7/1/1996                                       6.49
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  7/5/1996                                       6.82
  7/8/1996                                       6.81
  7/9/1996                                       6.78
 7/10/1996                                       6.71
 7/11/1996                                       6.67
 7/12/1996                                       6.65
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 7/16/1996                                       6.61
 7/17/1996                                       6.61
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 7/23/1996                                       6.60
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 7/30/1996                                       6.65
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  8/1/1996                                       6.41
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  8/8/1996                                       6.29
  8/9/1996                                       6.25
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 8/13/1996                                       6.32
 8/14/1996                                       6.33
 8/15/1996                                       6.37
 8/16/1996                                       6.31
 8/19/1996                                       6.34
 8/20/1996                                       6.34
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 8/23/1996                                       6.48
 8/26/1996                                       6.57
 8/27/1996                                       6.55
 8/28/1996                                       6.56
 8/29/1996                                       6.61
 8/30/1996                                       6.73
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  9/4/1996                                       6.74
  9/5/1996                                       6.76
  9/6/1996                                       6.72
  9/9/1996                                       6.67
 9/10/1996                                       6.70
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 9/12/1996                                       6.64
 9/13/1996                                       6.48
 9/16/1996                                       6.49
 9/17/1996                                       6.57
 9/18/1996                                       6.61
 9/19/1996                                       6.65
 9/20/1996                                       6.62
 9/23/1996                                       6.60
 9/24/1996                                       6.52
 9/25/1996                                       6.46
 9/26/1996                                       6.41
 9/27/1996                                       6.43
 9/30/1996                                       6.46
 10/1/1996                                       6.39
 10/2/1996                                       6.35
 10/3/1996                                       6.35
 10/4/1996                                       6.20
 10/7/1996                                       6.25
 10/8/1996                                       6.26
 10/9/1996                                       6.31
10/10/1996                                       6.37
10/11/1996                                       6.29
10/14/1996                                       6.29
10/15/1996                                       6.30
10/16/1996                                       6.31
10/17/1996                                       6.25
10/18/1996                                       6.25
10/21/1996                                       6.27
10/22/1996                                       6.31
10/23/1996                                       6.31
10/24/1996                                       6.29
10/25/1996                                       6.26
10/28/1996                                       6.29
10/29/1996                                       6.12
10/30/1996                                       6.12
10/31/1996                                       6.10
 11/1/1996                                       6.11
 11/4/1996                                       6.10
 11/5/1996                                       6.03
 11/6/1996                                       6.05
 11/7/1996                                       6.01
 11/8/1996                                       6.04
11/11/1996                                       6.04
11/12/1996                                       5.98
11/13/1996                                       5.99
11/14/1996                                       5.93
11/15/1996                                       5.96
11/18/1996                                       5.97
11/19/1996                                       5.94
11/20/1996                                       5.92
11/21/1996                                       5.94
11/22/1996                                       5.94
11/25/1996                                       5.92
11/26/1996                                       5.91
11/27/1996                                       5.91
11/28/1996                                       5.91
11/29/1996                                       5.84
 12/2/1996                                       5.85
 12/3/1996                                       5.84
 12/4/1996                                       5.89
 12/5/1996                                       5.99
 12/6/1996                                       6.02
 12/9/1996                                       5.97
12/10/1996                                       5.99
12/11/1996                                       6.14
12/12/1996                                       6.14
12/13/1996                                       6.06
12/16/1996                                       6.13
12/17/1996                                       6.17
12/18/1996                                       6.21
12/19/1996                                       6.13
12/20/1996                                       6.12
12/23/1996                                       6.12
12/24/1996                                       6.13
12/25/1996                                       6.13
12/26/1996                                       6.13
12/27/1996                                       6.09
12/30/1996                                       6.10
12/31/1996                                       6.21
  1/1/1997                                       6.21
  1/2/1997                                       6.30
  1/3/1997                                       6.28
  1/6/1997                                       6.30
  1/7/1997                                       6.32
  1/8/1997                                       6.34
  1/9/1997                                       6.27
 1/10/1997                                       6.40
 1/13/1997                                       6.40
 1/14/1997                                       6.30
 1/15/1997                                       6.30
 1/16/1997                                       6.33
 1/17/1997                                       6.32
 1/20/1997                                       6.32
 1/21/1997                                       6.29
 1/22/1997                                       6.32
 1/23/1997                                       6.35
 1/24/1997                                       6.39
 1/27/1997                                       6.42
 1/28/1997                                       6.38
 1/29/1997                                       6.38
 1/30/1997                                       6.35
 1/31/1997                                       6.26
  2/3/1997                                       6.21
  2/4/1997                                       6.19
  2/5/1997                                       6.21
  2/6/1997                                       6.22
  2/7/1997                                       6.17
 2/10/1997                                       6.16
 2/11/1997                                       6.18
 2/12/1997                                       6.19
 2/13/1997                                       6.12
 2/14/1997                                       6.07
 2/17/1997                                       6.07
 2/18/1997                                       6.08
 2/19/1997                                       6.10
 2/20/1997                                       6.17
 2/21/1997                                       6.16
 2/24/1997                                       6.19
 2/25/1997                                       6.20
 2/26/1997                                       6.37
 2/27/1997                                       6.40
 2/28/1997                                       6.39
  3/3/1997                                       6.41
  3/4/1997                                       6.44
  3/5/1997                                       6.43
  3/6/1997                                       6.45
  3/7/1997                                       6.39
 3/10/1997                                       6.40
 3/11/1997                                       6.40
 3/12/1997                                       6.43
 3/13/1997                                       6.55
 3/14/1997                                       6.53
 3/17/1997                                       6.55
 3/18/1997                                       6.56
 3/19/1997                                       6.58
 3/20/1997                                       6.61
 3/21/1997                                       6.61
 3/24/1997                                       6.58
 3/25/1997                                       6.63
 3/26/1997                                       6.66
 3/27/1997                                       6.76
 3/28/1997                                       6.76
 3/31/1997                                       6.77
  4/1/1997                                       6.74
  4/2/1997                                       6.73
  4/3/1997                                       6.72
  4/4/1997                                       6.78
  4/7/1997                                       6.73
  4/8/1997                                       6.76
  4/9/1997                                       6.77
 4/10/1997                                       6.78
 4/11/1997                                       6.85
 4/14/1997                                       6.86
 4/15/1997                                       6.76
 4/16/1997                                       6.79
 4/17/1997                                       6.75
 4/18/1997                                       6.73
 4/21/1997                                       6.76
 4/22/1997                                       6.73
 4/23/1997                                       6.78
 4/24/1997                                       6.83
 4/25/1997                                       6.83
 4/28/1997                                       6.81
 4/29/1997                                       6.64
 4/30/1997                                       6.57
  5/1/1997                                       6.55
  5/2/1997                                       6.54
  5/5/1997                                       6.54
  5/6/1997                                       6.56
  5/7/1997                                       6.63
  5/8/1997                                       6.59
  5/9/1997                                       6.51
 5/12/1997                                       6.50
 5/13/1997                                       6.60
 5/14/1997                                       6.54
 5/15/1997                                       6.52
 5/16/1997                                       6.55
 5/19/1997                                       6.57
 5/20/1997                                       6.54
 5/21/1997                                       6.57
 5/22/1997                                       6.61
 5/23/1997                                       6.59
 5/26/1997                                       6.59
 5/27/1997                                       6.64
 5/28/1997                                       6.65
 5/29/1997                                       6.61
 5/30/1997                                       6.51
  6/2/1997                                       6.52
  6/3/1997                                       6.49
  6/4/1997                                       6.49
  6/5/1997                                       6.49
  6/6/1997                                       6.39
  6/9/1997                                       6.44
 6/10/1997                                       6.46
 6/11/1997                                       6.45
 6/12/1997                                       6.35
 6/13/1997                                       6.30
 6/16/1997                                       6.28
 6/17/1997                                       6.31
 6/18/1997                                       6.29
 6/19/1997                                       6.29
 6/20/1997                                       6.27
 6/23/1997                                       6.30
 6/24/1997                                       6.31
 6/25/1997                                       6.34
 6/26/1997                                       6.36
 6/27/1997                                       6.35
 6/30/1997                                       6.40
  7/1/1997                                       6.33
  7/2/1997                                       6.30
  7/3/1997                                       6.20
  7/4/1997                                       6.20
  7/7/1997                                       6.17
  7/8/1997                                       6.17
  7/9/1997                                       6.15
 7/10/1997                                       6.15
 7/11/1997                                       6.13
 7/14/1997                                       6.16
 7/15/1997                                       6.16
 7/16/1997                                       6.11
 7/17/1997                                       6.11
 7/18/1997                                       6.16
 7/21/1997                                       6.18
 7/22/1997                                       6.07
 7/23/1997                                       6.06
 7/24/1997                                       6.06
 7/25/1997                                       6.08
 7/28/1997                                       6.06
 7/29/1997                                       6.00
 7/30/1997                                       5.95
 7/31/1997                                       5.90
  8/1/1997                                       6.08
  8/4/1997                                       6.12
  8/5/1997                                       6.13
  8/6/1997                                       6.11
  8/7/1997                                       6.14
  8/8/1997                                       6.23
 8/11/1997                                       6.20
 8/12/1997                                       6.22
 8/13/1997                                       6.19
 8/14/1997                                       6.13
 8/15/1997                                       6.10
 8/18/1997                                       6.06
 8/19/1997                                       6.07
 8/20/1997                                       6.10
 8/21/1997                                       6.15
 8/22/1997                                       6.21
 8/25/1997                                       6.25
 8/26/1997                                       6.24
 8/27/1997                                       6.23
 8/28/1997                                       6.18
 8/29/1997                                       6.22
  9/1/1997                                       6.22
  9/2/1997                                       6.20
  9/3/1997                                       6.21
  9/4/1997                                       6.22
  9/5/1997                                       6.24
  9/8/1997                                       6.23
  9/9/1997                                       6.24
 9/10/1997                                       6.26
 9/11/1997                                       6.27
 9/12/1997                                       6.17
 9/15/1997                                       6.17
 9/16/1997                                       6.00
 9/17/1997                                       5.99
 9/18/1997                                       6.02
 9/19/1997                                       6.01
 9/22/1997                                       5.99
 9/23/1997                                       6.02
 9/24/1997                                       5.97
 9/25/1997                                       6.04
 9/26/1997                                       5.99
 9/29/1997                                       5.99
 9/30/1997                                       6.00
 10/1/1997                                       5.93
 10/2/1997                                       5.91
 10/3/1997                                       5.89
 10/6/1997                                       5.85
 10/7/1997                                       5.82
 10/8/1997                                       5.96
 10/9/1997                                       5.98
10/10/1997                                       6.03
10/13/1997                                       6.03
10/14/1997                                       5.97
10/15/1997                                       6.00
10/16/1997                                       6.00
10/17/1997                                       6.08
10/20/1997                                       6.07
10/21/1997                                       6.07
10/22/1997                                       6.06
10/23/1997                                       5.95
10/24/1997                                       5.94
10/27/1997                                       5.79
10/28/1997                                       5.89
10/29/1997                                       5.78
10/30/1997                                       5.73
10/31/1997                                       5.72
 11/3/1997                                       5.79
 11/4/1997                                       5.83
 11/5/1997                                       5.84
 11/6/1997                                       5.79
 11/7/1997                                       5.81
11/10/1997                                       5.82
11/11/1997                                       5.82
11/12/1997                                       5.81
11/13/1997                                       5.79
11/14/1997                                       5.80
11/17/1997                                       5.79
11/18/1997                                       5.80
11/19/1997                                       5.77
11/20/1997                                       5.80
11/21/1997                                       5.77
11/24/1997                                       5.81
11/25/1997                                       5.80
11/26/1997                                       5.82
11/27/1997                                       5.82
11/28/1997                                       5.83
 12/1/1997                                       5.83
 12/2/1997                                       5.83
 12/3/1997                                       5.80
 12/4/1997                                       5.78
 12/5/1997                                       5.87
 12/8/1997                                       5.92
 12/9/1997                                       5.90
12/10/1997                                       5.85
12/11/1997                                       5.77
12/12/1997                                       5.71
12/15/1997                                       5.74
12/16/1997                                       5.74
12/17/1997                                       5.77
12/18/1997                                       5.74
12/19/1997                                       5.70
12/22/1997                                       5.71
12/23/1997                                       5.71
12/24/1997                                       5.72
12/25/1997                                       5.72
12/26/1997                                       5.72
12/29/1997                                       5.73
12/30/1997                                       5.76
12/31/1997                                       5.71
  1/1/1998                                       5.71
  1/2/1998                                       5.63
  1/5/1998                                       5.46
  1/6/1998                                       5.41
  1/7/1998                                       5.45
  1/8/1998                                       5.34
  1/9/1998                                       5.22
 1/12/1998                                       5.24
 1/13/1998                                       5.28
 1/14/1998                                       5.33
 1/15/1998                                       5.34
 1/16/1998                                       5.42
 1/19/1998                                       5.42
 1/20/1998                                       5.45
 1/21/1998                                       5.41
 1/22/1998                                       5.39
 1/23/1998                                       5.53
 1/26/1998                                       5.49
 1/27/1998                                       5.57
 1/28/1998                                       5.54
 1/29/1998                                       5.43
 1/30/1998                                       5.39
  2/2/1998                                       5.43
  2/3/1998                                       5.41
  2/4/1998                                       5.41
  2/5/1998                                       5.46
  2/6/1998                                       5.48
  2/9/1998                                       5.51
 2/10/1998                                       5.49
 2/11/1998                                       5.46
 2/12/1998                                       5.46
 2/13/1998                                       5.44
 2/16/1998                                       5.44
 2/17/1998                                       5.41
 2/18/1998                                       5.44
 2/19/1998                                       5.47
 2/20/1998                                       5.49
 2/23/1998                                       5.53
 2/24/1998                                       5.66
 2/25/1998                                       5.60
 2/26/1998                                       5.62
 2/27/1998                                       5.59
  3/2/1998                                       5.67
  3/3/1998                                       5.72
  3/4/1998                                       5.71
  3/5/1998                                       5.71
  3/6/1998                                       5.65
  3/9/1998                                       5.61
 3/10/1998                                       5.62
 3/11/1998                                       5.57
 3/12/1998                                       5.52
 3/13/1998                                       5.54
 3/16/1998                                       5.52
 3/17/1998                                       5.53
 3/18/1998                                       5.55
 3/19/1998                                       5.56
 3/20/1998                                       5.56
 3/23/1998                                       5.56
 3/24/1998                                       5.57
 3/25/1998                                       5.62
 3/26/1998                                       5.66
 3/27/1998                                       5.67
 3/30/1998                                       5.70
 3/31/1998                                       5.64
  4/1/1998                                       5.59
  4/2/1998                                       5.54
  4/3/1998                                       5.44
  4/6/1998                                       5.49
  4/7/1998                                       5.50
  4/8/1998                                       5.54
  4/9/1998                                       5.56
 4/10/1998                                       5.56
 4/13/1998                                       5.64
 4/14/1998                                       5.60
 4/15/1998                                       5.59
 4/16/1998                                       5.57
 4/17/1998                                       5.57
 4/20/1998                                       5.61
 4/21/1998                                       5.66
 4/22/1998                                       5.66
 4/23/1998                                       5.66
 4/24/1998                                       5.65
 4/27/1998                                       5.77
 4/28/1998                                       5.78
 4/29/1998                                       5.78
 4/30/1998                                       5.65
  5/1/1998                                       5.63
  5/4/1998                                       5.63
  5/5/1998                                       5.66
  5/6/1998                                       5.60
  5/7/1998                                       5.60
  5/8/1998                                       5.65
 5/11/1998                                       5.72
 5/12/1998                                       5.65
 5/13/1998                                       5.63
 5/14/1998                                       5.66
 5/15/1998                                       5.67
 5/18/1998                                       5.63
 5/19/1998                                       5.63
 5/20/1998                                       5.60
 5/21/1998                                       5.66
 5/22/1998                                       5.65
 5/25/1998                                       5.65
 5/26/1998                                       5.60
 5/27/1998                                       5.57
 5/28/1998                                       5.56
 5/29/1998                                       5.56
  6/1/1998                                       5.53
  6/2/1998                                       5.56
  6/3/1998                                       5.57
  6/4/1998                                       5.60
  6/5/1998                                       5.60
  6/8/1998                                       5.60
  6/9/1998                                       5.61
 6/10/1998                                       5.55
 6/11/1998                                       5.46
 6/12/1998                                       5.43
 6/15/1998                                       5.42
 6/16/1998                                       5.49
 6/17/1998                                       5.57
 6/18/1998                                       5.55
 6/19/1998                                       5.52
 6/22/1998                                       5.52
 6/23/1998                                       5.51
 6/24/1998                                       5.48
 6/25/1998                                       5.50
 6/26/1998                                       5.49
 6/29/1998                                       5.50
 6/30/1998                                       5.47
  7/1/1998                                       5.43
  7/2/1998                                       5.43
  7/3/1998                                       5.43
  7/6/1998                                       5.40
  7/7/1998                                       5.43
  7/8/1998                                       5.43
  7/9/1998                                       5.40
 7/10/1998                                       5.40
 7/13/1998                                       5.45
 7/14/1998                                       5.47
 7/15/1998                                       5.46
 7/16/1998                                       5.48
 7/17/1998                                       5.49
 7/20/1998                                       5.47
 7/21/1998                                       5.46
 7/22/1998                                       5.47
 7/23/1998                                       5.46
 7/24/1998                                       5.48
 7/27/1998                                       5.49
 7/28/1998                                       5.49
 7/29/1998                                       5.52
 7/30/1998                                       5.52
 7/31/1998                                       5.52
  8/3/1998                                       5.46
  8/4/1998                                       5.44
  8/5/1998                                       5.43
  8/6/1998                                       5.43
  8/7/1998                                       5.39
 8/10/1998                                       5.39
 8/11/1998                                       5.33
 8/12/1998                                       5.34
 8/13/1998                                       5.38
 8/14/1998                                       5.34
 8/17/1998                                       5.33
 8/18/1998                                       5.35
 8/19/1998                                       5.35
 8/20/1998                                       5.32
 8/21/1998                                       5.24
 8/24/1998                                       5.19
 8/25/1998                                       5.13
 8/26/1998                                       5.11
 8/27/1998                                       4.97
 8/28/1998                                       4.94
 8/31/1998                                       4.91
  9/1/1998                                       4.91
  9/2/1998                                       4.96
  9/3/1998                                       4.91
  9/4/1998                                       4.90
  9/7/1998                                       4.90
  9/8/1998                                       4.89
  9/9/1998                                       4.79
 9/10/1998                                       4.55
 9/11/1998                                       4.65
 9/14/1998                                       4.65
 9/15/1998                                       4.68
 9/16/1998                                       4.69
 9/17/1998                                       4.60
 9/18/1998                                       4.50
 9/21/1998                                       4.51
 9/22/1998                                       4.57
 9/23/1998                                       4.48
 9/24/1998                                       4.43
 9/25/1998                                       4.40
 9/28/1998                                       4.40
 9/29/1998                                       4.40
 9/30/1998                                       4.23
 10/1/1998                                       4.10
 10/2/1998                                       4.08
 10/5/1998                                       3.95
 10/6/1998                                       4.05
 10/7/1998                                       4.13
 10/8/1998                                       4.29
 10/9/1998                                       4.46
10/12/1998                                       4.46
10/13/1998                                       4.37
10/14/1998                                       4.23
10/15/1998                                       4.23
10/16/1998                                       4.04
10/19/1998                                       4.06
10/20/1998                                       4.14
10/21/1998                                       4.17
10/22/1998                                       4.19
10/23/1998                                       4.28
10/26/1998                                       4.32
10/27/1998                                       4.23
10/28/1998                                       4.18
10/29/1998                                       4.13
10/30/1998                                       4.24
 11/2/1998                                       4.39
 11/3/1998                                       4.33
 11/4/1998                                       4.48
 11/5/1998                                       4.48
 11/6/1998                                       4.58
 11/9/1998                                       4.55
11/10/1998                                       4.50
11/11/1998                                       4.50
11/12/1998                                       4.47
11/13/1998                                       4.53
11/16/1998                                       4.55
11/17/1998                                       4.57
11/18/1998                                       4.58
11/19/1998                                       4.63
11/20/1998                                       4.60
11/23/1998                                       4.60
11/24/1998                                       4.63
11/25/1998                                       4.63
11/26/1998                                       4.63
11/27/1998                                       4.60
11/30/1998                                       4.51
 12/1/1998                                       4.43
 12/2/1998                                       4.31
 12/3/1998                                       4.31
 12/4/1998                                       4.38
 12/7/1998                                       4.47
 12/8/1998                                       4.40
 12/9/1998                                       4.37
12/10/1998                                       4.33
12/11/1998                                       4.39
12/14/1998                                       4.35
12/15/1998                                       4.39
12/16/1998                                       4.34
12/17/1998                                       4.34
12/18/1998                                       4.38
12/21/1998                                       4.45
12/22/1998                                       4.50
12/23/1998                                       4.65
12/24/1998                                       4.74
12/25/1998                                       4.74
12/28/1998                                       4.66
12/29/1998                                       4.60
12/30/1998                                       4.55
12/31/1998                                       4.56
  1/1/1999                                       4.56
  1/4/1999                                       4.57
  1/5/1999                                       4.62
  1/6/1999                                       4.61
  1/7/1999                                       4.62
  1/8/1999                                       4.72
 1/11/1999                                       4.76
 1/12/1999                                       4.68
 1/13/1999                                       4.60
 1/14/1999                                       4.48
 1/15/1999                                       4.54
 1/18/1999                                       4.54
 1/19/1999                                       4.60
 1/20/1999                                       4.65
 1/21/1999                                       4.60
 1/22/1999                                       4.54
 1/25/1999                                       4.55
 1/26/1999                                       4.58
 1/27/1999                                       4.57
 1/28/1999                                       4.57
 1/29/1999                                       4.55
  2/1/1999                                       4.65
  2/2/1999                                       4.70
  2/3/1999                                       4.74
  2/4/1999                                       4.82
  2/5/1999                                       4.88
  2/8/1999                                       4.86
  2/9/1999                                       4.78
 2/10/1999                                       4.79
 2/11/1999                                       4.83
 2/12/1999                                       4.96
 2/15/1999                                       4.96
 2/16/1999                                       4.96
 2/17/1999                                       4.91
 2/18/1999                                       4.96
 2/19/1999                                       4.99
 2/22/1999                                       4.95
 2/23/1999                                       5.04
 2/24/1999                                       5.12
 2/25/1999                                       5.23
 2/26/1999                                       5.21
  3/1/1999                                       5.32
  3/2/1999                                       5.27
  3/3/1999                                       5.29
  3/4/1999                                       5.32
  3/5/1999                                       5.24
  3/8/1999                                       5.21
  3/9/1999                                       5.11
 3/10/1999                                       5.13
 3/11/1999                                       5.13
 3/12/1999                                       5.08
 3/15/1999                                       5.07
 3/16/1999                                       5.03
 3/17/1999                                       5.05
 3/18/1999                                       5.02
 3/19/1999                                       5.07
 3/22/1999                                       5.13
 3/23/1999                                       5.11
 3/24/1999                                       5.07
 3/25/1999                                       5.12
 3/26/1999                                       5.10
 3/29/1999                                       5.15
 3/30/1999                                       5.09
 3/31/1999                                       5.12
  4/1/1999                                       5.15
  4/2/1999                                       5.07
  4/5/1999                                       5.07
  4/6/1999                                       5.01
  4/7/1999                                       5.04
  4/8/1999                                       4.94
  4/9/1999                                       4.96
 4/12/1999                                       4.98
 4/13/1999                                       5.02
 4/14/1999                                       5.04
 4/15/1999                                       5.08
 4/16/1999                                       5.13
 4/19/1999                                       5.08
 4/20/1999                                       5.06
 4/21/1999                                       5.07
 4/22/1999                                       5.15
 4/23/1999                                       5.15
 4/26/1999                                       5.14
 4/27/1999                                       5.12
 4/28/1999                                       5.16
 4/29/1999                                       5.09
 4/30/1999                                       5.24
  5/3/1999                                       5.25
  5/4/1999                                       5.30
  5/5/1999                                       5.27
  5/6/1999                                       5.39
  5/7/1999                                       5.40
 5/10/1999                                       5.38
 5/11/1999                                       5.40
 5/12/1999                                       5.39
 5/13/1999                                       5.29
 5/14/1999                                       5.48
 5/17/1999                                       5.53
 5/18/1999                                       5.58
 5/19/1999                                       5.54
 5/20/1999                                       5.53
 5/21/1999                                       5.46
 5/24/1999                                       5.43
 5/25/1999                                       5.44
 5/26/1999                                       5.49
 5/27/1999                                       5.59
 5/28/1999                                       5.60
 5/31/1999                                       5.60
  6/1/1999                                       5.74
  6/2/1999                                       5.75
  6/3/1999                                       5.75
  6/4/1999                                       5.75
  6/7/1999                                       5.73
  6/8/1999                                       5.74
  6/9/1999                                       5.79
 6/10/1999                                       5.85
 6/11/1999                                       5.92
 6/14/1999                                       5.89
 6/15/1999                                       5.87
 6/16/1999                                       5.84
 6/17/1999                                       5.67
 6/18/1999                                       5.75
 6/21/1999                                       5.81
 6/22/1999                                       5.84
 6/23/1999                                       5.90
 6/24/1999                                       5.93
 6/25/1999                                       5.91
 6/28/1999                                       5.86
 6/29/1999                                       5.84
 6/30/1999                                       5.67
  7/1/1999                                       5.73
  7/2/1999                                       5.70
  7/5/1999                                       5.70
  7/6/1999                                       5.77
  7/7/1999                                       5.79
  7/8/1999                                       5.72
  7/9/1999                                       5.72
 7/12/1999                                       5.62
 7/13/1999                                       5.60
 7/14/1999                                       5.63
 7/15/1999                                       5.63
 7/16/1999                                       5.57
 7/19/1999                                       5.56
 7/20/1999                                       5.54
 7/21/1999                                       5.55
 7/22/1999                                       5.66
 7/23/1999                                       5.72
 7/26/1999                                       5.73
 7/27/1999                                       5.70
 7/28/1999                                       5.70
 7/29/1999                                       5.79
 7/30/1999                                       5.82
  8/2/1999                                       5.85
  8/3/1999                                       5.86
  8/4/1999                                       5.86
  8/5/1999                                       5.77
  8/6/1999                                       5.94
  8/9/1999                                       6.04
 8/10/1999                                       6.00
 8/11/1999                                       5.96
 8/12/1999                                       5.97
 8/13/1999                                       5.88
 8/16/1999                                       5.88
 8/17/1999                                       5.80
 8/18/1999                                       5.79
 8/19/1999                                       5.81
 8/20/1999                                       5.79
 8/23/1999                                       5.79
 8/24/1999                                       5.73
 8/25/1999                                       5.63
 8/26/1999                                       5.67
 8/27/1999                                       5.75
 8/30/1999                                       5.86
 8/31/1999                                       5.88
  9/1/1999                                       5.88
  9/2/1999                                       5.90
  9/3/1999                                       5.78
  9/6/1999                                       5.78
  9/7/1999                                       5.83
  9/8/1999                                       5.82
  9/9/1999                                       5.85
 9/10/1999                                       5.78
 9/13/1999                                       5.80
 9/14/1999                                       5.85
 9/15/1999                                       5.81
 9/16/1999                                       5.77
 9/17/1999                                       5.76
 9/20/1999                                       5.81
 9/21/1999                                       5.83
 9/22/1999                                       5.81
 9/23/1999                                       5.76
 9/24/1999                                       5.65
 9/27/1999                                       5.73
 9/28/1999                                       5.78
 9/29/1999                                       5.86
 9/30/1999                                       5.78
 10/1/1999                                       5.90
 10/4/1999                                       5.85
 10/5/1999                                       5.94
 10/6/1999                                       5.98
 10/7/1999                                       5.99
 10/8/1999                                       5.97
10/11/1999                                       5.97
10/12/1999                                       5.99
10/13/1999                                       6.04
10/14/1999                                       6.09
10/15/1999                                       5.99
10/18/1999                                       6.03
10/19/1999                                       6.09
10/20/1999                                       6.11
10/21/1999                                       6.11
10/22/1999                                       6.13
10/25/1999                                       6.14
10/26/1999                                       6.17
10/27/1999                                       6.13
10/28/1999                                       6.05
10/29/1999                                       5.97
 11/1/1999                                       6.00
 11/2/1999                                       5.98
 11/3/1999                                       5.97
 11/4/1999                                       5.91
 11/5/1999                                       5.88
 11/8/1999                                       5.90
 11/9/1999                                       5.87
11/10/1999                                       5.90
11/11/1999                                       5.90
11/12/1999                                       5.85
11/15/1999                                       5.87
11/16/1999                                       5.91
11/17/1999                                       5.98
11/18/1999                                       5.99
11/19/1999                                       6.00
11/22/1999                                       6.02
11/23/1999                                       6.02
11/24/1999                                       6.02
11/25/1999                                       6.02
11/26/1999                                       6.06
11/29/1999                                       6.14
11/30/1999                                       6.11
 12/1/1999                                       6.14
 12/2/1999                                       6.16
 12/3/1999                                       6.08
 12/6/1999                                       6.07
 12/7/1999                                       6.03
 12/8/1999                                       6.06
 12/9/1999                                       6.03
12/10/1999                                       5.98
12/13/1999                                       6.01
12/14/1999                                       6.12
12/15/1999                                       6.14
12/16/1999                                       6.20
12/17/1999                                       6.22
12/20/1999                                       6.28
12/21/1999                                       6.29
12/22/1999                                       6.31
12/23/1999                                       6.33
12/24/1999                                       6.33
12/27/1999                                       6.32
12/28/1999                                       6.35
12/29/1999                                       6.32
12/30/1999                                       6.30
12/31/1999                                       6.36
  1/3/2000                                       6.50
  1/4/2000                                       6.40
  1/5/2000                                       6.51
  1/6/2000                                       6.46
  1/7/2000                                       6.42
 1/10/2000                                       6.49
 1/11/2000                                       6.57
 1/12/2000                                       6.63
 1/13/2000                                       6.54
 1/14/2000                                       6.59
 1/17/2000                                       6.59
 1/18/2000                                       6.65
 1/19/2000                                       6.62
 1/20/2000                                       6.67
 1/21/2000                                       6.67
 1/24/2000                                       6.59
 1/25/2000                                       6.60
 1/26/2000                                       6.62
 1/27/2000                                       6.67
 1/28/2000                                       6.68
 1/31/2000                                       6.71
  2/1/2000                                       6.68
  2/2/2000                                       6.69
  2/3/2000                                       6.56
  2/4/2000                                       6.64
  2/7/2000                                       6.76
  2/8/2000                                       6.74
  2/9/2000                                       6.77
 2/10/2000                                       6.78
 2/11/2000                                       6.77
 2/14/2000                                       6.72
 2/15/2000                                       6.74
 2/16/2000                                       6.75
 2/17/2000                                       6.76
 2/18/2000                                       6.72
 2/21/2000                                       6.72
 2/22/2000                                       6.62
 2/23/2000                                       6.66
 2/24/2000                                       6.56
 2/25/2000                                       6.50
 2/28/2000                                       6.53
 2/29/2000                                       6.61
  3/1/2000                                       6.59
  3/2/2000                                       6.59
  3/3/2000                                       6.60
  3/6/2000                                       6.64
  3/7/2000                                       6.60
  3/8/2000                                       6.59
  3/9/2000                                       6.56
 3/10/2000                                       6.61
 3/13/2000                                       6.57
 3/14/2000                                       6.52
 3/15/2000                                       6.50
 3/16/2000                                       6.47
 3/17/2000                                       6.45
 3/20/2000                                       6.45
 3/21/2000                                       6.44
 3/22/2000                                       6.41
 3/23/2000                                       6.39
 3/24/2000                                       6.51
 3/27/2000                                       6.51
 3/28/2000                                       6.46
 3/29/2000                                       6.46
 3/30/2000                                       6.35
 3/31/2000                                       6.32
  4/3/2000                                       6.30
  4/4/2000                                       6.16
  4/5/2000                                       6.17
  4/6/2000                                       6.20
  4/7/2000                                       6.18
 4/10/2000                                       6.11
 4/11/2000                                       6.19
 4/12/2000                                       6.27
 4/13/2000                                       6.24
 4/14/2000                                       6.11
 4/17/2000                                       6.23
 4/18/2000                                       6.27
 4/19/2000                                       6.23
 4/20/2000                                       6.24
 4/21/2000                                       6.24
 4/24/2000                                       6.23
 4/25/2000                                       6.39
 4/26/2000                                       6.40
 4/27/2000                                       6.51
 4/28/2000                                       6.56
  5/1/2000                                       6.59
  5/2/2000                                       6.60
  5/3/2000                                       6.66
  5/4/2000                                       6.70
  5/5/2000                                       6.77
  5/8/2000                                       6.83
  5/9/2000                                       6.75
 5/10/2000                                       6.69
 5/11/2000                                       6.67
 5/12/2000                                       6.76
 5/15/2000                                       6.73
 5/16/2000                                       6.72
 5/17/2000                                       6.74
 5/18/2000                                       6.79
 5/19/2000                                       6.71
 5/22/2000                                       6.66
 5/23/2000                                       6.68
 5/24/2000                                       6.71
 5/25/2000                                       6.64
 5/26/2000                                       6.57
 5/29/2000                                       6.57
 5/30/2000                                       6.62
 5/31/2000                                       6.54
  6/1/2000                                       6.44
  6/2/2000                                       6.37
  6/5/2000                                       6.33
  6/6/2000                                       6.35
  6/7/2000                                       6.35
  6/8/2000                                       6.37
  6/9/2000                                       6.36
 6/12/2000                                       6.33
 6/13/2000                                       6.32
 6/14/2000                                       6.26
 6/15/2000                                       6.26
 6/16/2000                                       6.19
 6/19/2000                                       6.20
 6/20/2000                                       6.23
 6/21/2000                                       6.32
 6/22/2000                                       6.32
 6/23/2000                                       6.37
 6/26/2000                                       6.29
 6/27/2000                                       6.29
 6/28/2000                                       6.28
 6/29/2000                                       6.21
 6/30/2000                                       6.18
  7/3/2000                                       6.12
  7/4/2000                                       6.12
  7/5/2000                                       6.12
  7/6/2000                                       6.16
  7/7/2000                                       6.11
 7/10/2000                                       6.13
 7/11/2000                                       6.16
 7/12/2000                                       6.20
 7/13/2000                                       6.15
 7/14/2000                                       6.25
 7/17/2000                                       6.31
 7/18/2000                                       6.30
 7/19/2000                                       6.31
 7/20/2000                                       6.15
 7/21/2000                                       6.14
 7/24/2000                                       6.18
 7/25/2000                                       6.17
 7/26/2000                                       6.16
 7/27/2000                                       6.14
 7/28/2000                                       6.16
 7/31/2000                                       6.16
  8/1/2000                                       6.12
  8/2/2000                                       6.09
  8/3/2000                                       6.07
  8/4/2000                                       6.02
  8/7/2000                                       6.07
  8/8/2000                                       6.03
  8/9/2000                                       6.03
 8/10/2000                                       6.00
 8/11/2000                                       6.07
 8/14/2000                                       6.07
 8/15/2000                                       6.11
 8/16/2000                                       6.13
 8/17/2000                                       6.13
 8/18/2000                                       6.09
 8/21/2000                                       6.10
 8/22/2000                                       6.07
 8/23/2000                                       6.02
 8/24/2000                                       6.00
 8/25/2000                                       6.00
 8/28/2000                                       6.05
 8/29/2000                                       6.08
 8/30/2000                                       6.07
 8/31/2000                                       5.98
  9/1/2000                                       5.92
  9/4/2000                                       5.92
  9/5/2000                                       5.92
  9/6/2000                                       5.95
  9/7/2000                                       5.97
  9/8/2000                                       5.95
 9/11/2000                                       5.97
 9/12/2000                                       5.97
 9/13/2000                                       5.94
 9/14/2000                                       5.96
 9/15/2000                                       5.93
 9/18/2000                                       5.93
 9/19/2000                                       5.93
 9/20/2000                                       5.98
 9/21/2000                                       5.96
 9/22/2000                                       5.93
 9/25/2000                                       5.94
 9/26/2000                                       5.90
 9/27/2000                                       5.89
 9/28/2000                                       5.90
 9/29/2000                                       5.85
 10/2/2000                                       5.86
 10/3/2000                                       5.88
 10/4/2000                                       5.94
 10/5/2000                                       5.92
 10/6/2000                                       5.88
 10/9/2000                                       5.88
10/10/2000                                       5.86
10/11/2000                                       5.82
10/12/2000                                       5.74
10/13/2000                                       5.73
10/16/2000                                       5.77
10/17/2000                                       5.68
10/18/2000                                       5.68
10/19/2000                                       5.69
10/20/2000                                       5.69
10/23/2000                                       5.66
10/24/2000                                       5.70
10/25/2000                                       5.74
10/26/2000                                       5.75
10/27/2000                                       5.79
10/30/2000                                       5.83
10/31/2000                                       5.83
 11/1/2000                                       5.79
 11/2/2000                                       5.78
 11/3/2000                                       5.86
 11/6/2000                                       5.91
 11/7/2000                                       5.84
 11/8/2000                                       5.83
 11/9/2000                                       5.76
11/10/2000                                       5.76
11/13/2000                                       5.72
11/14/2000                                       5.72
11/15/2000                                       5.69
11/16/2000                                       5.66
11/17/2000                                       5.67
11/20/2000                                       5.65
11/21/2000                                       5.65
11/22/2000                                       5.60
11/23/2000                                       5.60
11/24/2000                                       5.63
11/27/2000                                       5.63
11/28/2000                                       5.57
11/29/2000                                       5.51
11/30/2000                                       5.42
 12/1/2000                                       5.46
 12/4/2000                                       5.45
 12/5/2000                                       5.36
 12/6/2000                                       5.26
 12/7/2000                                       5.26
 12/8/2000                                       5.32
12/11/2000                                       5.33
12/12/2000                                       5.33
12/13/2000                                       5.24
12/14/2000                                       5.19
12/15/2000                                       5.15
12/18/2000                                       5.10
12/19/2000                                       5.12
12/20/2000                                       5.00
12/21/2000                                       4.94
12/22/2000                                       4.93
12/25/2000                                       4.93
12/26/2000                                       4.92
12/27/2000                                       4.99
12/28/2000                                       5.02
12/29/2000                                       4.99
  1/1/2001                                       4.99
  1/2/2001                                       4.76
  1/3/2001                                       4.94
  1/4/2001                                       4.82
  1/5/2001                                       4.66
  1/8/2001                                       4.65
  1/9/2001                                       4.73
 1/10/2001                                       4.83
 1/11/2001                                       4.85
 1/12/2001                                       4.97
 1/15/2001                                       4.97
 1/16/2001                                       4.96
 1/17/2001                                       4.87
 1/18/2001                                       4.74
 1/19/2001                                       4.84
 1/22/2001                                       4.87
 1/23/2001                                       4.96
 1/24/2001                                       4.98
 1/25/2001                                       4.94
 1/26/2001                                       4.93
 1/29/2001                                       4.97
 1/30/2001                                       4.91
 1/31/2001                                       4.85
  2/1/2001                                       4.78
  2/2/2001                                       4.86
  2/5/2001                                       4.88
  2/6/2001                                       4.92
  2/7/2001                                       4.91
  2/8/2001                                       4.93
  2/9/2001                                       4.85
 2/12/2001                                       4.86
 2/13/2001                                       4.90
 2/14/2001                                       4.99
 2/15/2001                                       5.06
 2/16/2001                                       4.94
 2/19/2001                                       4.94
 2/20/2001                                       4.94
 2/21/2001                                       4.96
 2/22/2001                                       4.94
 2/23/2001                                       4.86
 2/26/2001                                       4.81
 2/27/2001                                       4.75
 2/28/2001                                       4.70
  3/1/2001                                       4.67
  3/2/2001                                       4.75
  3/5/2001                                       4.78
  3/6/2001                                       4.78
  3/7/2001                                       4.72
  3/8/2001                                       4.70
  3/9/2001                                       4.75
 3/12/2001                                       4.72
 3/13/2001                                       4.75
 3/14/2001                                       4.62
 3/15/2001                                       4.55
 3/16/2001                                       4.54
 3/19/2001                                       4.58
 3/20/2001                                       4.52
 3/21/2001                                       4.49
 3/22/2001                                       4.44
 3/23/2001                                       4.52
 3/26/2001                                       4.56
 3/27/2001                                       4.73
 3/28/2001                                       4.68
 3/29/2001                                       4.67
 3/30/2001                                       4.62
  4/2/2001                                       4.66
  4/3/2001                                       4.60
  4/4/2001                                       4.58
  4/5/2001                                       4.63
  4/6/2001                                       4.52
  4/9/2001                                       4.56
 4/10/2001                                       4.70
 4/11/2001                                       4.75
 4/12/2001                                       4.83
 4/13/2001                                       4.83
 4/16/2001                                       4.94
 4/17/2001                                       4.87
 4/18/2001                                       4.75
 4/19/2001                                       4.86
 4/20/2001                                       4.88
 4/23/2001                                       4.78
 4/24/2001                                       4.78
 4/25/2001                                       4.88
 4/26/2001                                       4.79
 4/27/2001                                       4.94
 4/30/2001                                       4.97
  5/1/2001                                       4.94
  5/2/2001                                       4.95
  5/3/2001                                       4.87
  5/4/2001                                       4.83
  5/7/2001                                       4.82
  5/8/2001                                       4.68
  5/9/2001                                       4.65
 5/10/2001                                       4.76
 5/11/2001                                       4.99
 5/14/2001                                       4.94
 5/15/2001                                       4.95
 5/16/2001                                       4.95
 5/17/2001                                       4.99
 5/18/2001                                       4.99
 5/21/2001                                       4.99
 5/22/2001                                       4.99
 5/23/2001                                       4.96
 5/24/2001                                       5.05
 5/25/2001                                       5.04
 5/28/2001                                       5.04
 5/29/2001                                       5.06
 5/30/2001                                       5.07
 5/31/2001                                       4.94
  6/1/2001                                       4.94
  6/4/2001                                       4.93
  6/5/2001                                       4.84
  6/6/2001                                       4.83
  6/7/2001                                       4.88
  6/8/2001                                       4.93
 6/11/2001                                       4.87
 6/12/2001                                       4.82
 6/13/2001                                       4.81
 6/14/2001                                       4.76
 6/15/2001                                       4.74
 6/18/2001                                       4.73
 6/19/2001                                       4.72
 6/20/2001                                       4.72
 6/21/2001                                       4.70
 6/22/2001                                       4.63
 6/25/2001                                       4.65
 6/26/2001                                       4.74
 6/27/2001                                       4.82
 6/28/2001                                       4.92
 6/29/2001                                       4.97
  7/2/2001                                       4.88
  7/3/2001                                       4.91
  7/4/2001                                       4.91
  7/5/2001                                       4.95
  7/6/2001                                       4.90
  7/9/2001                                       4.88
 7/10/2001                                       4.82
 7/11/2001                                       4.81
 7/12/2001                                       4.80
 7/13/2001                                       4.82
 7/16/2001                                       4.76
 7/17/2001                                       4.78
 7/18/2001                                       4.66
 7/19/2001                                       4.69
 7/20/2001                                       4.70
 7/23/2001                                       4.68
 7/24/2001                                       4.67
 7/25/2001                                       4.74
 7/26/2001                                       4.71
 7/27/2001                                       4.64
 7/30/2001                                       4.63
 7/31/2001                                       4.57
  8/1/2001                                       4.62
  8/2/2001                                       4.69
  8/3/2001                                       4.72
  8/6/2001                                       4.71
  8/7/2001                                       4.72
  8/8/2001                                       4.61
  8/9/2001                                       4.66
 8/10/2001                                       4.61
 8/13/2001                                       4.57
 8/14/2001                                       4.59
 8/15/2001                                       4.62
 8/16/2001                                       4.58
 8/17/2001                                       4.49
 8/20/2001                                       4.55
 8/21/2001                                       4.50
 8/22/2001                                       4.53
 8/23/2001                                       4.52
 8/24/2001                                       4.55
 8/27/2001                                       4.57
 8/28/2001                                       4.48
 8/29/2001                                       4.43
 8/30/2001                                       4.42
 8/31/2001                                       4.46
  9/3/2001                                       4.46
  9/4/2001                                       4.63
  9/5/2001                                       4.61
  9/6/2001                                       4.48
  9/7/2001                                       4.39
 9/10/2001                                       4.41
 9/11/2001                                       4.41
 9/12/2001                                       4.41
 9/13/2001                                       4.03
 9/14/2001                                       3.92
 9/17/2001                                       3.99
 9/18/2001                                       4.01
 9/19/2001                                       3.90
 9/20/2001                                       3.97
 9/21/2001                                       3.94
 9/24/2001                                       4.00
 9/25/2001                                       3.97
 9/26/2001                                       3.91
 9/27/2001                                       3.87
 9/28/2001                                       3.93
 10/1/2001                                       3.90
 10/2/2001                                       3.87
 10/3/2001                                       3.86
 10/4/2001                                       3.88
 10/5/2001                                       3.87
 10/8/2001                                       3.87
 10/9/2001                                       3.96
10/10/2001                                       3.96
10/11/2001                                       4.03
10/12/2001                                       4.01
10/15/2001                                       3.97
10/16/2001                                       3.93
10/17/2001                                       3.93
10/18/2001                                       3.93
10/19/2001                                       3.96
10/22/2001                                       3.98
10/23/2001                                       4.01
10/24/2001                                       3.96
10/25/2001                                       3.89
10/26/2001                                       3.88
10/29/2001                                       3.82
10/30/2001                                       3.76
10/31/2001                                       3.66
 11/1/2001                                       3.66
 11/2/2001                                       3.77
 11/5/2001                                       3.71
 11/6/2001                                       3.54
 11/7/2001                                       3.47
 11/8/2001                                       3.58
 11/9/2001                                       3.62
11/12/2001                                       3.62
11/13/2001                                       3.69
11/14/2001                                       3.83
11/15/2001                                       4.10
11/16/2001                                       4.24
11/19/2001                                       4.12
11/20/2001                                       4.17
11/21/2001                                       4.31
11/22/2001                                       4.31
11/23/2001                                       4.40
11/26/2001                                       4.41
11/27/2001                                       4.32
11/28/2001                                       4.33
11/29/2001                                       4.10
11/30/2001                                       4.08
 12/3/2001                                       4.04
 12/4/2001                                       3.99
 12/5/2001                                       4.24
 12/6/2001                                       4.38
 12/7/2001                                       4.50
12/10/2001                                       4.46
12/11/2001                                       4.38
12/12/2001                                       4.29
12/13/2001                                       4.40
12/14/2001                                       4.52
12/17/2001                                       4.54
12/18/2001                                       4.46
12/19/2001                                       4.38
12/20/2001                                       4.42
12/21/2001                                       4.45
12/24/2001                                       4.49
12/25/2001                                       4.49
12/26/2001                                       4.55
12/27/2001                                       4.46
12/28/2001                                       4.46
12/31/2001                                       4.38
  1/1/2002                                       4.38
  1/2/2002                                       4.52
  1/3/2002                                       4.48
  1/4/2002                                       4.50
  1/7/2002                                       4.39
  1/8/2002                                       4.39
  1/9/2002                                       4.38
 1/10/2002                                       4.27
 1/11/2002                                       4.14
 1/14/2002                                       4.15
 1/15/2002                                       4.14
 1/16/2002                                       4.16
 1/17/2002                                       4.28
 1/18/2002                                       4.23
 1/21/2002                                       4.23
 1/22/2002                                       4.27
 1/23/2002                                       4.36
 1/24/2002                                       4.40
 1/25/2002                                       4.46
 1/28/2002                                       4.48
 1/29/2002                                       4.35
 1/30/2002                                       4.37
 1/31/2002                                       4.42
  2/1/2002                                       4.37
  2/4/2002                                       4.29
  2/5/2002                                       4.29
  2/6/2002                                       4.30
  2/7/2002                                       4.33
  2/8/2002                                       4.28
 2/11/2002                                       4.29
 2/12/2002                                       4.36
 2/13/2002                                       4.40
 2/14/2002                                       4.35
 2/15/2002                                       4.27
 2/18/2002                                       4.27
 2/19/2002                                       4.28
 2/20/2002                                       4.28
 2/21/2002                                       4.27
 2/22/2002                                       4.23
 2/25/2002                                       4.26
 2/26/2002                                       4.33
 2/27/2002                                       4.22
 2/28/2002                                       4.27
  3/1/2002                                       4.43
  3/4/2002                                       4.43
  3/5/2002                                       4.44
  3/6/2002                                       4.45
  3/7/2002                                       4.65
  3/8/2002                                       4.77
 3/11/2002                                       4.77
 3/12/2002                                       4.75
 3/13/2002                                       4.69
 3/14/2002                                       4.83
 3/15/2002                                       4.80
 3/18/2002                                       4.79
 3/19/2002                                       4.78
 3/20/2002                                       4.87
 3/21/2002                                       4.88
 3/22/2002                                       4.90
 3/25/2002                                       4.92
 3/26/2002                                       4.85
 3/27/2002                                       4.85
 3/28/2002                                       4.91
 3/29/2002                                       4.91
  4/1/2002                                       4.93
  4/2/2002                                       4.84
  4/3/2002                                       4.76
  4/4/2002                                       4.76
  4/5/2002                                       4.68
  4/8/2002                                       4.70
  4/9/2002                                       4.67
 4/10/2002                                       4.68
 4/11/2002                                       4.66
 4/12/2002                                       4.60
 4/15/2002                                       4.57
 4/16/2002                                       4.62
 4/17/2002                                       4.64
 4/18/2002                                       4.64
 4/19/2002                                       4.62
 4/22/2002                                       4.62
 4/23/2002                                       4.62
 4/24/2002                                       4.53
 4/25/2002                                       4.52
 4/26/2002                                       4.49
 4/29/2002                                       4.55
 4/30/2002                                       4.53
  5/1/2002                                       4.49
  5/2/2002                                       4.54
  5/3/2002                                       4.48
  5/6/2002                                       4.50
  5/7/2002                                       4.43
  5/8/2002                                       4.58
  5/9/2002                                       4.53
 5/10/2002                                       4.46
 5/13/2002                                       4.54
 5/14/2002                                       4.64
 5/15/2002                                       4.59
 5/16/2002                                       4.52
 5/17/2002                                       4.60
 5/20/2002                                       4.53
 5/21/2002                                       4.49
 5/22/2002                                       4.43
 5/23/2002                                       4.46
 5/24/2002                                       4.47
 5/27/2002                                       4.47
 5/28/2002                                       4.46
 5/29/2002                                       4.41
 5/30/2002                                       4.36
 5/31/2002                                       4.37
  6/3/2002                                       4.36
  6/4/2002                                       4.31
  6/5/2002                                       4.35
  6/6/2002                                       4.30
  6/7/2002                                       4.36
 6/10/2002                                       4.34
 6/11/2002                                       4.29
 6/12/2002                                       4.24
 6/13/2002                                       4.20
 6/14/2002                                       4.10
 6/17/2002                                       4.14
 6/18/2002                                       4.13
 6/19/2002                                       4.01
 6/20/2002                                       4.11
 6/21/2002                                       4.06
 6/24/2002                                       4.13
 6/25/2002                                       4.13
 6/26/2002                                       3.99
 6/27/2002                                       4.08
 6/28/2002                                       4.09
  7/1/2002                                       4.08
  7/2/2002                                       3.99
  7/3/2002                                       4.00
  7/4/2002                                       4.00
  7/5/2002                                       4.13
  7/8/2002                                       4.07
  7/9/2002                                       3.98
 7/10/2002                                       3.85
 7/11/2002                                       3.86
 7/12/2002                                       3.82
 7/15/2002                                       3.85
 7/16/2002                                       3.93
 7/17/2002                                       3.89
 7/18/2002                                       3.82
 7/19/2002                                       3.76
 7/22/2002                                       3.65
 7/23/2002                                       3.59
 7/24/2002                                       3.60
 7/25/2002                                       3.51
 7/26/2002                                       3.46
 7/29/2002                                       3.68
 7/30/2002                                       3.71
 7/31/2002                                       3.53
  8/1/2002                                       3.46
  8/2/2002                                       3.27
  8/5/2002                                       3.21
  8/6/2002                                       3.36
  8/7/2002                                       3.24
  8/8/2002                                       3.35
  8/9/2002                                       3.28
 8/12/2002                                       3.24
 8/13/2002                                       3.15
 8/14/2002                                       3.19
 8/15/2002                                       3.28
 8/16/2002                                       3.41
 8/19/2002                                       3.40
 8/20/2002                                       3.25
 8/21/2002                                       3.28
 8/22/2002                                       3.37
 8/23/2002                                       3.31
 8/26/2002                                       3.29
 8/27/2002                                       3.37
 8/28/2002                                       3.31
 8/29/2002                                       3.24
 8/30/2002                                       3.22
  9/2/2002                                       3.22
  9/3/2002                                       3.04
  9/4/2002                                       3.02
  9/5/2002                                       2.95
  9/6/2002                                       3.10
  9/9/2002                                       3.11
 9/10/2002                                       3.08
 9/11/2002                                       3.15
 9/12/2002                                       3.07
 9/13/2002                                       3.00
 9/16/2002                                       3.00
 9/17/2002                                       2.97
 9/18/2002                                       2.96
 9/19/2002                                       2.87
 9/20/2002                                       2.86
 9/23/2002                                       2.76
 9/24/2002                                       2.76
 9/25/2002                                       2.83
 9/26/2002                                       2.86
 9/27/2002                                       2.74
 9/30/2002                                       2.63
 10/1/2002                                       2.75
 10/2/2002                                       2.74
 10/3/2002                                       2.74
 10/4/2002                                       2.73
 10/7/2002                                       2.67
 10/8/2002                                       2.70
 10/9/2002                                       2.65
10/10/2002                                       2.68
10/11/2002                                       2.83
10/14/2002                                       2.83
10/15/2002                                       3.11
10/16/2002                                       3.11
10/17/2002                                       3.20
10/18/2002                                       3.17
10/21/2002                                       3.28
10/22/2002                                       3.29
10/23/2002                                       3.26
10/24/2002                                       3.18
10/25/2002                                       3.10
10/28/2002                                       3.03
10/29/2002                                       2.89
10/30/2002                                       2.87
10/31/2002                                       2.81
 11/1/2002                                       2.92
 11/4/2002                                       3.00
 11/5/2002                                       3.00
 11/6/2002                                       3.01
 11/7/2002                                       2.86
 11/8/2002                                       2.87
11/11/2002                                       2.87
11/12/2002                                       2.83
11/13/2002                                       2.82
11/14/2002                                       3.01
11/15/2002                                       3.05
11/18/2002                                       3.04
11/19/2002                                       3.02
11/20/2002                                       3.13
11/21/2002                                       3.20
11/22/2002                                       3.26
11/25/2002                                       3.26
11/26/2002                                       3.14
11/27/2002                                       3.34
11/28/2002                                       3.34
11/29/2002                                       3.28
 12/2/2002                                       3.31
 12/3/2002                                       3.33
 12/4/2002                                       3.25
 12/5/2002                                       3.19
 12/6/2002                                       3.13
 12/9/2002                                       3.08
12/10/2002                                       3.07
12/11/2002                                       3.02
12/12/2002                                       3.03
12/13/2002                                       3.08
12/16/2002                                       3.14
12/17/2002                                       3.11
12/18/2002                                       3.03
12/19/2002                                       2.91
12/20/2002                                       2.93
12/23/2002                                       2.95
12/24/2002                                       2.92
12/25/2002                                       2.92
12/26/2002                                       2.89
12/27/2002                                       2.79
12/30/2002                                       2.76
12/31/2002                                       2.78
  1/1/2003                                       2.78
  1/2/2003                                       3.05
  1/3/2003                                       3.03
  1/6/2003                                       3.10
  1/7/2003                                       3.04
  1/8/2003                                       3.01
  1/9/2003                                       3.23
 1/10/2003                                       3.20
 1/13/2003                                       3.17
 1/14/2003                                       3.10
 1/15/2003                                       3.10
 1/16/2003                                       3.11
 1/17/2003                                       3.05
 1/20/2003                                       3.05
 1/21/2003                                       3.00
 1/22/2003                                       2.94
 1/23/2003                                       2.97
 1/24/2003                                       2.93
 1/27/2003                                       2.97
 1/28/2003                                       2.99
 1/29/2003                                       3.07
 1/30/2003                                       3.02
 1/31/2003                                       3.02
  2/3/2003                                       3.05
  2/4/2003                                       2.99
  2/5/2003                                       3.07
  2/6/2003                                       3.02
  2/7/2003                                       2.97
 2/10/2003                                       3.03
 2/11/2003                                       3.00
 2/12/2003                                       2.92
 2/13/2003                                       2.85
 2/14/2003                                       2.91
 2/17/2003                                       2.91
 2/18/2003                                       2.92
 2/19/2003                                       2.87
 2/20/2003                                       2.82
 2/21/2003                                       2.86
 2/24/2003                                       2.82
 2/25/2003                                       2.77
 2/26/2003                                       2.75
 2/27/2003                                       2.75
 2/28/2003                                       2.69
  3/3/2003                                       2.66
  3/4/2003                                       2.62
  3/5/2003                                       2.58
  3/6/2003                                       2.63
  3/7/2003                                       2.56
 3/10/2003                                       2.51
 3/11/2003                                       2.54
 3/12/2003                                       2.57
 3/13/2003                                       2.75
 3/14/2003                                       2.72
 3/17/2003                                       2.82
 3/18/2003                                       2.93
 3/19/2003                                       2.98
 3/20/2003                                       3.02
 3/21/2003                                       3.12
 3/24/2003                                       2.98
 3/25/2003                                       2.97
 3/26/2003                                       2.94
 3/27/2003                                       2.92
 3/28/2003                                       2.86
 3/31/2003                                       2.78
  4/1/2003                                       2.78
  4/2/2003                                       2.89
  4/3/2003                                       2.87
  4/4/2003                                       2.88
  4/7/2003                                       2.99
  4/8/2003                                       2.91
  4/9/2003                                       2.87
 4/10/2003                                       2.89
 4/11/2003                                       2.95
 4/14/2003                                       3.02
 4/15/2003                                       2.96
 4/16/2003                                       2.95
 4/17/2003                                       2.99
 4/18/2003                                       2.99
 4/21/2003                                       3.03
 4/22/2003                                       3.01
 4/23/2003                                       3.02
 4/24/2003                                       2.92
 4/25/2003                                       2.88
 4/28/2003                                       2.90
 4/29/2003                                       2.94
 4/30/2003                                       2.85
  5/1/2003                                       2.82
  5/2/2003                                       2.90
  5/5/2003                                       2.87
  5/6/2003                                       2.76
  5/7/2003                                       2.64
  5/8/2003                                       2.62
  5/9/2003                                       2.61
 5/12/2003                                       2.58
 5/13/2003                                       2.58
 5/14/2003                                       2.47
 5/15/2003                                       2.52
 5/16/2003                                       2.43
 5/19/2003                                       2.41
 5/20/2003                                       2.34
 5/21/2003                                       2.37
 5/22/2003                                       2.32
 5/23/2003                                       2.33
 5/26/2003                                       2.33
 5/27/2003                                       2.34
 5/28/2003                                       2.35
 5/29/2003                                       2.27
 5/30/2003                                       2.30
  6/2/2003                                       2.37
  6/3/2003                                       2.25
  6/4/2003                                       2.19
  6/5/2003                                       2.25
  6/6/2003                                       2.29
  6/9/2003                                       2.20
 6/10/2003                                       2.12
 6/11/2003                                       2.16
 6/12/2003                                       2.10
 6/13/2003                                       2.08
 6/16/2003                                       2.14
 6/17/2003                                       2.26
 6/18/2003                                       2.34
 6/19/2003                                       2.28
 6/20/2003                                       2.31
 6/23/2003                                       2.24
 6/24/2003                                       2.21
 6/25/2003                                       2.32
 6/26/2003                                       2.49
 6/27/2003                                       2.52
 6/30/2003                                       2.46
  7/1/2003                                       2.48
  7/2/2003                                       2.47
  7/3/2003                                       2.55
  7/4/2003                                       2.55
  7/7/2003                                       2.63
  7/8/2003                                       2.65
  7/9/2003                                       2.63
 7/10/2003                                       2.59
 7/11/2003                                       2.52
 7/14/2003                                       2.60
 7/15/2003                                       2.81
 7/16/2003                                       2.87
 7/17/2003                                       2.88
 7/18/2003                                       2.93
 7/21/2003                                       3.10
 7/22/2003                                       3.07
 7/23/2003                                       3.04
 7/24/2003                                       3.08
 7/25/2003                                       3.10
 7/28/2003                                       3.21
 7/29/2003                                       3.33
 7/30/2003                                       3.27
 7/31/2003                                       3.38
  8/1/2003                                       3.37
  8/4/2003                                       3.24
  8/5/2003                                       3.37
  8/6/2003                                       3.25
  8/7/2003                                       3.19
  8/8/2003                                       3.17
 8/11/2003                                       3.26
 8/12/2003                                       3.23
 8/13/2003                                       3.43
 8/14/2003                                       3.42
 8/15/2003                                       3.42
 8/18/2003                                       3.37
 8/19/2003                                       3.27
 8/20/2003                                       3.35
 8/21/2003                                       3.51
 8/22/2003                                       3.47
 8/25/2003                                       3.52
 8/26/2003                                       3.50
 8/27/2003                                       3.55
 8/28/2003                                       3.42
 8/29/2003                                       3.46
  9/1/2003                                       3.46
  9/2/2003                                       3.63
  9/3/2003                                       3.61
  9/4/2003                                       3.50
  9/5/2003                                       3.28
  9/8/2003                                       3.32
  9/9/2003                                       3.28
 9/10/2003                                       3.18
 9/11/2003                                       3.24
 9/12/2003                                       3.15
 9/15/2003                                       3.12
 9/16/2003                                       3.12
 9/17/2003                                       3.06
 9/18/2003                                       3.09
 9/19/2003                                       3.11
 9/22/2003                                       3.16
 9/23/2003                                       3.13
 9/24/2003                                       3.07
 9/25/2003                                       3.05
 9/26/2003                                       2.95
 9/29/2003                                       2.98
 9/30/2003                                       2.85
 10/1/2003                                       2.84
 10/2/2003                                       2.90
 10/3/2003                                       3.12
 10/6/2003                                       3.06
 10/7/2003                                       3.15
 10/8/2003                                       3.14
 10/9/2003                                       3.17
10/10/2003                                       3.15
10/13/2003                                       3.15
10/14/2003                                       3.23
10/15/2003                                       3.30
10/16/2003                                       3.40
10/17/2003                                       3.33
10/20/2003                                       3.33
10/21/2003                                       3.31
10/22/2003                                       3.21
10/23/2003                                       3.24
10/24/2003                                       3.13
10/27/2003                                       3.21
10/28/2003                                       3.11
10/29/2003                                       3.20
10/30/2003                                       3.29
10/31/2003                                       3.27
 11/3/2003                                       3.34
 11/4/2003                                       3.28
 11/5/2003                                       3.35
 11/6/2003                                       3.43
 11/7/2003                                       3.47
11/10/2003                                       3.49
11/11/2003                                       3.49
11/12/2003                                       3.45
11/13/2003                                       3.29
11/14/2003                                       3.19
11/17/2003                                       3.14
11/18/2003                                       3.14
11/19/2003                                       3.22
11/20/2003                                       3.14
11/21/2003                                       3.15
11/24/2003                                       3.24
11/25/2003                                       3.20
11/26/2003                                       3.27
11/27/2003                                       3.27
11/28/2003                                       3.38
 12/1/2003                                       3.46
 12/2/2003                                       3.43
 12/3/2003                                       3.46
 12/4/2003                                       3.42
 12/5/2003                                       3.23
 12/8/2003                                       3.28
 12/9/2003                                       3.33
12/10/2003                                       3.28
12/11/2003                                       3.21
12/12/2003                                       3.23
12/15/2003                                       3.26
12/16/2003                                       3.21
12/17/2003                                       3.18
12/18/2003                                       3.17
12/19/2003                                       3.16
12/22/2003                                       3.19
12/23/2003                                       3.30
12/24/2003                                       3.20
12/25/2003                                       3.20
12/26/2003                                       3.17
12/29/2003                                       3.23
12/30/2003                                       3.26
12/31/2003                                       3.25
  1/1/2004                                       3.25
  1/2/2004                                       3.36
  1/5/2004                                       3.39
  1/6/2004                                       3.26
  1/7/2004                                       3.25
  1/8/2004                                       3.24
  1/9/2004                                       3.05
 1/12/2004                                       3.04
 1/13/2004                                       2.98
 1/14/2004                                       2.96
 1/15/2004                                       2.97
 1/16/2004                                       3.03
 1/19/2004                                       3.03
 1/20/2004                                       3.05
 1/21/2004                                       3.02
 1/22/2004                                       2.96
 1/23/2004                                       3.06
 1/26/2004                                       3.13
 1/27/2004                                       3.07
 1/28/2004                                       3.22
 1/29/2004                                       3.22
 1/30/2004                                       3.17
  2/2/2004                                       3.18
  2/3/2004                                       3.12
  2/4/2004                                       3.15
  2/5/2004                                       3.21
  2/6/2004                                       3.12
  2/9/2004                                       3.08
 2/10/2004                                       3.13
 2/11/2004                                       3.03
 2/12/2004                                       3.07
 2/13/2004                                       3.01
 2/16/2004                                       3.01
 2/17/2004                                       3.02
 2/18/2004                                       3.03
 2/19/2004                                       3.02
 2/20/2004                                       3.08
 2/23/2004                                       3.03
 2/24/2004                                       3.01
 2/25/2004                                       2.98
 2/26/2004                                       3.01
 2/27/2004                                       3.01
  3/1/2004                                       2.98
  3/2/2004                                       3.04
  3/3/2004                                       3.06
  3/4/2004                                       3.02
  3/5/2004                                       2.81
  3/8/2004                                       2.74
  3/9/2004                                       2.68
 3/10/2004                                       2.71
 3/11/2004                                       2.72
 3/12/2004                                       2.73
 3/15/2004                                       2.74
 3/16/2004                                       2.65
 3/17/2004                                       2.66
 3/18/2004                                       2.72
 3/19/2004                                       2.75
 3/22/2004                                       2.69
 3/23/2004                                       2.69
 3/24/2004                                       2.68
 3/25/2004                                       2.70
 3/26/2004                                       2.81
 3/29/2004                                       2.86
 3/30/2004                                       2.86
 3/31/2004                                       2.80
  4/1/2004                                       2.87
  4/2/2004                                       3.15
  4/5/2004                                       3.24
  4/6/2004                                       3.19
  4/7/2004                                       3.19
  4/8/2004                                       3.22
  4/9/2004                                       3.22
 4/12/2004                                       3.26
 4/13/2004                                       3.37
 4/14/2004                                       3.44
 4/15/2004                                       3.45
 4/16/2004                                       3.39
 4/19/2004                                       3.42
 4/20/2004                                       3.45
 4/21/2004                                       3.52
 4/22/2004                                       3.46
 4/23/2004                                       3.58
 4/26/2004                                       3.57
 4/27/2004                                       3.52
 4/28/2004                                       3.60
 4/29/2004                                       3.66
 4/30/2004                                       3.63
  5/3/2004                                       3.63
  5/4/2004                                       3.66
  5/5/2004                                       3.71
  5/6/2004                                       3.72
  5/7/2004                                       3.96
 5/10/2004                                       3.95
 5/11/2004                                       3.94
 5/12/2004                                       3.96
 5/13/2004                                       4.01
 5/14/2004                                       3.92
 5/17/2004                                       3.83
 5/18/2004                                       3.87
 5/19/2004                                       3.93
 5/20/2004                                       3.86
 5/21/2004                                       3.91
 5/24/2004                                       3.90
 5/25/2004                                       3.89
 5/26/2004                                       3.81
 5/27/2004                                       3.74
 5/28/2004                                       3.81
 5/31/2004                                       3.81
  6/1/2004                                       3.86
  6/2/2004                                       3.91
  6/3/2004                                       3.89
  6/4/2004                                       3.97
  6/7/2004                                       3.95
  6/8/2004                                       3.96
  6/9/2004                                       4.01
 6/10/2004                                       4.00
 6/11/2004                                       4.00
 6/14/2004                                       4.10
 6/15/2004                                       3.90
 6/16/2004                                       3.96
 6/17/2004                                       3.93
 6/18/2004                                       3.94
 6/21/2004                                       3.91
 6/22/2004                                       3.92
 6/23/2004                                       3.90
 6/24/2004                                       3.85
 6/25/2004                                       3.85
 6/28/2004                                       3.97
 6/29/2004                                       3.92
 6/30/2004                                       3.81
  7/1/2004                                       3.74
  7/2/2004                                       3.62
  7/5/2004                                       3.62
  7/6/2004                                       3.65
  7/7/2004                                       3.67
  7/8/2004                                       3.65
  7/9/2004                                       3.64
 7/12/2004                                       3.62
 7/13/2004                                       3.66
 7/14/2004                                       3.68
 7/15/2004                                       3.69
 7/16/2004                                       3.56
 7/19/2004                                       3.57
 7/20/2004                                       3.68
 7/21/2004                                       3.72
 7/22/2004                                       3.71
 7/23/2004                                       3.69
 7/26/2004                                       3.73
 7/27/2004                                       3.85
 7/28/2004                                       3.82
 7/29/2004                                       3.80
 7/30/2004                                       3.71
  8/2/2004                                       3.68
  8/3/2004                                       3.67
  8/4/2004                                       3.66
  8/5/2004                                       3.64
  8/6/2004                                       3.40
  8/9/2004                                       3.45
 8/10/2004                                       3.52
 8/11/2004                                       3.51
 8/12/2004                                       3.47
 8/13/2004                                       3.42
 8/16/2004                                       3.45
 8/17/2004                                       3.39
 8/18/2004                                       3.41
 8/19/2004                                       3.39
 8/20/2004                                       3.42
 8/23/2004                                       3.46
 8/24/2004                                       3.46
 8/25/2004                                       3.46
 8/26/2004                                       3.42
 8/27/2004                                       3.43
 8/30/2004                                       3.40
 8/31/2004                                       3.33
  9/1/2004                                       3.32
  9/2/2004                                       3.40
  9/3/2004                                       3.52
  9/6/2004                                       3.52
  9/7/2004                                       3.48
  9/8/2004                                       3.40
  9/9/2004                                       3.41
 9/10/2004                                       3.40
 9/13/2004                                       3.38
 9/14/2004                                       3.35
 9/15/2004                                       3.39
 9/16/2004                                       3.29
 9/17/2004                                       3.35
 9/20/2004                                       3.28
 9/21/2004                                       3.28
 9/22/2004                                       3.26
 9/23/2004                                       3.30
 9/24/2004                                       3.33
 9/27/2004                                       3.29
 9/28/2004                                       3.28
 9/29/2004                                       3.37
 9/30/2004                                       3.38
 10/1/2004                                       3.44
 10/4/2004                                       3.44
 10/5/2004                                       3.44
 10/6/2004                                       3.51
 10/7/2004                                       3.53
 10/8/2004                                       3.39
10/11/2004                                       3.39
10/12/2004                                       3.35
10/13/2004                                       3.32
10/14/2004                                       3.26
10/15/2004                                       3.31
10/18/2004                                       3.31
10/19/2004                                       3.32
10/20/2004                                       3.26
10/21/2004                                       3.29
10/22/2004                                       3.26
10/25/2004                                       3.25
10/26/2004                                       3.26
10/27/2004                                       3.37
10/28/2004                                       3.34
10/29/2004                                       3.30
 11/1/2004                                       3.36
 11/2/2004                                       3.34
 11/3/2004                                       3.35
 11/4/2004                                       3.37
 11/5/2004                                       3.51
 11/8/2004                                       3.51
 11/9/2004                                       3.53
11/10/2004                                       3.56
11/11/2004                                       3.56
11/12/2004                                       3.53
11/15/2004                                       3.53
11/16/2004                                       3.56
11/17/2004                                       3.47
11/18/2004                                       3.48
11/19/2004                                       3.57
11/22/2004                                       3.56
11/23/2004                                       3.58
11/24/2004                                       3.61
11/25/2004                                       3.61
11/26/2004                                       3.64
11/29/2004                                       3.72
11/30/2004                                       3.72
 12/1/2004                                       3.72
 12/2/2004                                       3.75
 12/3/2004                                       3.61
 12/6/2004                                       3.59
 12/7/2004                                       3.60
 12/8/2004                                       3.53
 12/9/2004                                       3.54
12/10/2004                                       3.52
12/13/2004                                       3.54
12/14/2004                                       3.53
12/15/2004                                       3.48
12/16/2004                                       3.58
12/17/2004                                       3.59
12/20/2004                                       3.59
12/21/2004                                       3.57
12/22/2004                                       3.57
12/23/2004                                       3.58
12/24/2004                                       3.58
12/27/2004                                       3.65
12/28/2004                                       3.66
12/29/2004                                       3.69
12/30/2004                                       3.64
12/31/2004                                       3.63
  1/3/2005                                       3.64
  1/4/2005                                       3.72
  1/5/2005                                       3.73
  1/6/2005                                       3.71
  1/7/2005                                       3.73
 1/10/2005                                       3.75
 1/11/2005                                       3.73
 1/12/2005                                       3.72
 1/13/2005                                       3.68
 1/14/2005                                       3.71
 1/17/2005                                       3.71
 1/18/2005                                       3.72
 1/19/2005                                       3.73
 1/20/2005                                       3.68
 1/21/2005                                       3.65
 1/24/2005                                       3.65
 1/25/2005                                       3.71
 1/26/2005                                       3.73
 1/27/2005                                       3.75
 1/28/2005                                       3.69
 1/31/2005                                       3.71
  2/1/2005                                       3.71
  2/2/2005                                       3.73
  2/3/2005                                       3.76
  2/4/2005                                       3.68
  2/7/2005                                       3.67
  2/8/2005                                       3.68
  2/9/2005                                       3.58
 2/10/2005                                       3.65
 2/11/2005                                       3.70
 2/14/2005                                       3.70
 2/15/2005                                       3.71
 2/16/2005                                       3.78
 2/17/2005                                       3.78
 2/18/2005                                       3.86
 2/21/2005                                       3.86
 2/22/2005                                       3.88
 2/23/2005                                       3.87
 2/24/2005                                       3.91
 2/25/2005                                       3.91
 2/28/2005                                       4.00
  3/1/2005                                       4.02
  3/2/2005                                       4.00
  3/3/2005                                       4.02
  3/4/2005                                       3.97
  3/7/2005                                       3.99
  3/8/2005                                       4.05
  3/9/2005                                       4.16
 3/10/2005                                       4.13
 3/11/2005                                       4.22
 3/14/2005                                       4.20
 3/15/2005                                       4.22
 3/16/2005                                       4.18
 3/17/2005                                       4.14
 3/18/2005                                       4.18
 3/21/2005                                       4.18
 3/22/2005                                       4.31
 3/23/2005                                       4.30
 3/24/2005                                       4.30
 3/25/2005                                       4.30
 3/28/2005                                       4.33
 3/29/2005                                       4.30
 3/30/2005                                       4.26
 3/31/2005                                       4.18
  4/1/2005                                       4.13
  4/4/2005                                       4.13
  4/5/2005                                       4.15
  4/6/2005                                       4.09
  4/7/2005                                       4.13
  4/8/2005                                       4.17
 4/11/2005                                       4.13
 4/12/2005                                       4.05
 4/13/2005                                       4.03
 4/14/2005                                       3.99
 4/15/2005                                       3.90
 4/18/2005                                       3.90
 4/19/2005                                       3.85
 4/20/2005                                       3.86
 4/21/2005                                       3.97
 4/22/2005                                       3.92
 4/25/2005                                       3.94
 4/26/2005                                       3.96
 4/27/2005                                       3.92
 4/28/2005                                       3.85
 4/29/2005                                       3.90
  5/2/2005                                       3.88
  5/3/2005                                       3.90
  5/4/2005                                       3.87
  5/5/2005                                       3.82
  5/6/2005                                       3.95
  5/9/2005                                       3.99
 5/10/2005                                       3.93
 5/11/2005                                       3.91
 5/12/2005                                       3.87
 5/13/2005                                       3.83
 5/16/2005                                       3.83
 5/17/2005                                       3.82
 5/18/2005                                       3.77
 5/19/2005                                       3.84
 5/20/2005                                       3.88
 5/23/2005                                       3.83
 5/24/2005                                       3.78
 5/25/2005                                       3.81
 5/26/2005                                       3.82
 5/27/2005                                       3.82
 5/30/2005                                       3.82
 5/31/2005                                       3.76
  6/1/2005                                       3.63
  6/2/2005                                       3.65
  6/3/2005                                       3.73
  6/6/2005                                       3.73
  6/7/2005                                       3.70
  6/8/2005                                       3.73
  6/9/2005                                       3.76
 6/10/2005                                       3.84
 6/13/2005                                       3.87
 6/14/2005                                       3.89
 6/15/2005                                       3.90
 6/16/2005                                       3.87
 6/17/2005                                       3.88
 6/20/2005                                       3.88
 6/21/2005                                       3.84
 6/22/2005                                       3.72
 6/23/2005                                       3.74
 6/24/2005                                       3.69
 6/27/2005                                       3.69
 6/28/2005                                       3.76
 6/29/2005                                       3.77
 6/30/2005                                       3.72
  7/1/2005                                       3.84
  7/4/2005                                       3.84
  7/5/2005                                       3.90
  7/6/2005                                       3.86
  7/7/2005                                       3.83
  7/8/2005                                       3.89
 7/11/2005                                       3.91
 7/12/2005                                       3.94
 7/13/2005                                       3.96
 7/14/2005                                       3.98
 7/15/2005                                       3.98
 7/18/2005                                       4.01
 7/19/2005                                       3.99
 7/20/2005                                       3.99
 7/21/2005                                       4.09
 7/22/2005                                       4.04
 7/25/2005                                       4.06
 7/26/2005                                       4.06
 7/27/2005                                       4.09
 7/28/2005                                       4.04
 7/29/2005                                       4.12
  8/1/2005                                       4.16
  8/2/2005                                       4.17
  8/3/2005                                       4.13
  8/4/2005                                       4.15
  8/5/2005                                       4.24
  8/8/2005                                       4.28
  8/9/2005                                       4.25
 8/10/2005                                       4.24
 8/11/2005                                       4.18
 8/12/2005                                       4.11
 8/15/2005                                       4.15
 8/16/2005                                       4.10
 8/17/2005                                       4.15
 8/18/2005                                       4.08
 8/19/2005                                       4.08
 8/22/2005                                       4.08
 8/23/2005                                       4.07
 8/24/2005                                       4.06
 8/25/2005                                       4.06
 8/26/2005                                       4.09
 8/29/2005                                       4.08
 8/30/2005                                       4.03
 8/31/2005                                       3.87
  9/1/2005                                       3.85
  9/2/2005                                       3.85
  9/5/2005                                       3.85
  9/6/2005                                       3.89
  9/7/2005                                       3.93
  9/8/2005                                       3.94
  9/9/2005                                       3.94
 9/12/2005                                       3.98
 9/13/2005                                       3.93
 9/14/2005                                       3.96
 9/15/2005                                       3.99
 9/16/2005                                       4.05
 9/19/2005                                       4.02
 9/20/2005                                       4.06
 9/21/2005                                       4.01
 9/22/2005                                       3.99
 9/23/2005                                       4.07
 9/26/2005                                       4.11
 9/27/2005                                       4.13
 9/28/2005                                       4.11
 9/29/2005                                       4.14
 9/30/2005                                       4.18
 10/3/2005                                       4.25
 10/4/2005                                       4.24
 10/5/2005                                       4.23
 10/6/2005                                       4.23
 10/7/2005                                       4.23
10/10/2005                                       4.23
10/11/2005                                       4.27
10/12/2005                                       4.32
10/13/2005                                       4.32
10/14/2005                                       4.34
10/17/2005                                       4.36
10/18/2005                                       4.34
10/19/2005                                       4.32
10/20/2005                                       4.33
10/21/2005                                       4.26
10/24/2005                                       4.32
10/25/2005                                       4.41
10/26/2005                                       4.46
10/27/2005                                       4.43
10/28/2005                                       4.46
10/31/2005                                       4.45
 11/1/2005                                       4.47
 11/2/2005                                       4.50
 11/3/2005                                       4.55
 11/4/2005                                       4.56
 11/7/2005                                       4.55
 11/8/2005                                       4.49
 11/9/2005                                       4.55
11/10/2005                                       4.49
11/11/2005                                       4.49
11/14/2005                                       4.54
11/15/2005                                       4.51
11/16/2005                                       4.43
11/17/2005                                       4.39
11/18/2005                                       4.43
11/21/2005                                       4.39
11/22/2005                                       4.34
11/23/2005                                       4.38
11/24/2005                                       4.38
11/25/2005                                       4.34
11/28/2005                                       4.32
11/29/2005                                       4.40
11/30/2005                                       4.42
 12/1/2005                                       4.45
 12/2/2005                                       4.45
 12/5/2005                                       4.50
 12/6/2005                                       4.42
 12/7/2005                                       4.43
 12/8/2005                                       4.36
 12/9/2005                                       4.44
12/12/2005                                       4.46
12/13/2005                                       4.44
12/14/2005                                       4.36
12/15/2005                                       4.38
12/16/2005                                       4.36
12/19/2005                                       4.37
12/20/2005                                       4.40
12/21/2005                                       4.42
12/22/2005                                       4.38
12/23/2005                                       4.32
12/26/2005                                       4.32
12/27/2005                                       4.30
12/28/2005                                       4.32
12/29/2005                                       4.33
12/30/2005                                       4.35
  1/2/2006                                       4.35
  1/3/2006                                       4.30
  1/4/2006                                       4.28
  1/5/2006                                       4.29
  1/6/2006                                       4.32
  1/9/2006                                       4.32
 1/10/2006                                       4.36
 1/11/2006                                       4.39
 1/12/2006                                       4.35
 1/13/2006                                       4.28
 1/16/2006                                       4.28
 1/17/2006                                       4.27
 1/18/2006                                       4.28
 1/19/2006                                       4.31
 1/20/2006                                       4.31
 1/23/2006                                       4.30
 1/24/2006                                       4.32
 1/25/2006                                       4.41
 1/26/2006                                       4.44
 1/27/2006                                       4.45
 1/30/2006                                       4.46
 1/31/2006                                       4.47
  2/1/2006                                       4.51
  2/2/2006                                       4.51
  2/3/2006                                       4.50
  2/6/2006                                       4.51
  2/7/2006                                       4.52
  2/8/2006                                       4.55
  2/9/2006                                       4.55
 2/10/2006                                       4.59
 2/13/2006                                       4.58
 2/14/2006                                       4.61
 2/15/2006                                       4.60
 2/16/2006                                       4.59
 2/17/2006                                       4.55
 2/20/2006                                       4.55
 2/21/2006                                       4.59
 2/22/2006                                       4.57
 2/23/2006                                       4.63
 2/24/2006                                       4.64
 2/27/2006                                       4.66
 2/28/2006                                       4.61
  3/1/2006                                       4.63
  3/2/2006                                       4.68
  3/3/2006                                       4.71
  3/6/2006                                       4.76
  3/7/2006                                       4.76
  3/8/2006                                       4.75
  3/9/2006                                       4.75
 3/10/2006                                       4.77
 3/13/2006                                       4.78
 3/14/2006                                       4.68
 3/15/2006                                       4.69
 3/16/2006                                       4.60
 3/17/2006                                       4.62
 3/20/2006                                       4.61
 3/21/2006                                       4.68
 3/22/2006                                       4.69
 3/23/2006                                       4.73
 3/24/2006                                       4.66
 3/27/2006                                       4.69
 3/28/2006                                       4.79
 3/29/2006                                       4.79
 3/30/2006                                       4.83
 3/31/2006                                       4.82
  4/3/2006                                       4.85
  4/4/2006                                       4.82
  4/5/2006                                       4.79
  4/6/2006                                       4.84
  4/7/2006                                       4.89
 4/10/2006                                       4.89
 4/11/2006                                       4.86
 4/12/2006                                       4.91
 4/13/2006                                       4.97
 4/14/2006                                       4.97
 4/17/2006                                       4.93
 4/18/2006                                       4.87
 4/19/2006                                       4.91
 4/20/2006                                       4.92
 4/21/2006                                       4.92
 4/24/2006                                       4.90
 4/25/2006                                       4.98
 4/26/2006                                       5.02
 4/27/2006                                       4.95
 4/28/2006                                       4.92
  5/1/2006                                       4.99
  5/2/2006                                       4.98
  5/3/2006                                       5.01
  5/4/2006                                       5.03
  5/5/2006                                       4.99
  5/8/2006                                       5.01
  5/9/2006                                       5.01
 5/10/2006                                       5.03
 5/11/2006                                       5.04
 5/12/2006                                       5.08
 5/15/2006                                       5.04
 5/16/2006                                       4.99
 5/17/2006                                       5.03
 5/18/2006                                       4.96
 5/19/2006                                       4.96
 5/22/2006                                       4.94
 5/23/2006                                       4.98
 5/24/2006                                       4.93
 5/25/2006                                       4.97
 5/26/2006                                       4.95
 5/29/2006                                       4.95
 5/30/2006                                       4.99
 5/31/2006                                       5.04
  6/1/2006                                       5.03
  6/2/2006                                       4.90
  6/5/2006                                       4.95
  6/6/2006                                       4.95
  6/7/2006                                       4.97
  6/8/2006                                       4.95
  6/9/2006                                       4.95
 6/12/2006                                       4.95
 6/13/2006                                       4.93
 6/14/2006                                       5.03
 6/15/2006                                       5.08
 6/16/2006                                       5.10
 6/19/2006                                       5.12
 6/20/2006                                       5.13
 6/21/2006                                       5.14
 6/22/2006                                       5.18
 6/23/2006                                       5.21
 6/26/2006                                       5.22
 6/27/2006                                       5.19
 6/28/2006                                       5.23
 6/29/2006                                       5.17
 6/30/2006                                       5.10
  7/3/2006                                       5.11
  7/4/2006                                       5.11
  7/5/2006                                       5.19
  7/6/2006                                       5.15
  7/7/2006                                       5.10
 7/10/2006                                       5.10
 7/11/2006                                       5.07
 7/12/2006                                       5.08
 7/13/2006                                       5.04
 7/14/2006                                       5.02
 7/17/2006                                       5.04
 7/18/2006                                       5.10
 7/19/2006                                       5.02
 7/20/2006                                       4.98
 7/21/2006                                       4.99
 7/24/2006                                       4.99
 7/25/2006                                       5.02
 7/26/2006                                       4.99
 7/27/2006                                       4.98
 7/28/2006                                       4.92
 7/31/2006                                       4.91
  8/1/2006                                       4.90
  8/2/2006                                       4.88
  8/3/2006                                       4.90
  8/4/2006                                       4.84
  8/7/2006                                       4.86
  8/8/2006                                       4.85
  8/9/2006                                       4.86
 8/10/2006                                       4.86
 8/11/2006                                       4.91
 8/14/2006                                       4.95
 8/15/2006                                       4.88
 8/16/2006                                       4.81
 8/17/2006                                       4.82
 8/18/2006                                       4.78
 8/21/2006                                       4.77
 8/22/2006                                       4.77
 8/23/2006                                       4.77
 8/24/2006                                       4.78
 8/25/2006                                       4.76
 8/28/2006                                       4.77
 8/29/2006                                       4.77
 8/30/2006                                       4.72
 8/31/2006                                       4.70
  9/1/2006                                       4.68
  9/4/2006                                       4.68
  9/5/2006                                       4.73
  9/6/2006                                       4.75
  9/7/2006                                       4.74
  9/8/2006                                       4.71
 9/11/2006                                       4.74
 9/12/2006                                       4.71
 9/13/2006                                       4.70
 9/14/2006                                       4.74
 9/15/2006                                       4.76
 9/18/2006                                       4.77
 9/19/2006                                       4.69
 9/20/2006                                       4.70
 9/21/2006                                       4.60
 9/22/2006                                       4.55
 9/25/2006                                       4.51
 9/26/2006                                       4.55
 9/27/2006                                       4.56
 9/28/2006                                       4.57
 9/29/2006                                       4.59
 10/2/2006                                       4.56
 10/3/2006                                       4.56
 10/4/2006                                       4.50
 10/5/2006                                       4.55
 10/6/2006                                       4.64
 10/9/2006                                       4.64
10/10/2006                                       4.71
10/11/2006                                       4.75
10/12/2006                                       4.74
10/13/2006                                       4.77
10/16/2006                                       4.76
10/17/2006                                       4.73
10/18/2006                                       4.74
10/19/2006                                       4.75
10/20/2006                                       4.76
10/23/2006                                       4.80
10/24/2006                                       4.81
10/25/2006                                       4.75
10/26/2006                                       4.69
10/27/2006                                       4.64
10/30/2006                                       4.64
10/31/2006                                       4.57
 11/1/2006                                       4.52
 11/2/2006                                       4.55
 11/3/2006                                       4.70
 11/6/2006                                       4.69
 11/7/2006                                       4.63
 11/8/2006                                       4.61
 11/9/2006                                       4.60
11/10/2006                                       4.57
11/13/2006                                       4.60
11/14/2006                                       4.57
11/15/2006                                       4.62
11/16/2006                                       4.67
11/17/2006                                       4.60
11/20/2006                                       4.60
11/21/2006                                       4.58
11/22/2006                                       4.57
11/23/2006                                       4.57
11/24/2006                                       4.55
11/27/2006                                       4.54
11/28/2006                                       4.50
11/29/2006                                       4.51
11/30/2006                                       4.45
 12/1/2006                                       4.39
 12/4/2006                                       4.39
 12/5/2006                                       4.39
 12/6/2006                                       4.44
 12/7/2006                                       4.45
 12/8/2006                                       4.53
12/11/2006                                       4.50
12/12/2006                                       4.45
12/13/2006                                       4.54
12/14/2006                                       4.58
12/15/2006                                       4.57
12/18/2006                                       4.57
12/19/2006                                       4.57
12/20/2006                                       4.57
12/21/2006                                       4.52
12/22/2006                                       4.59
12/25/2006                                       4.59
12/26/2006                                       4.58
12/27/2006                                       4.64
12/28/2006                                       4.69
12/29/2006                                       4.70
  1/1/2007                                       4.70
  1/2/2007                                       4.68
  1/3/2007                                       4.66
  1/4/2007                                       4.61
  1/5/2007                                       4.65
  1/8/2007                                       4.66
  1/9/2007                                       4.65
 1/10/2007                                       4.68
 1/11/2007                                       4.73
 1/12/2007                                       4.76
 1/15/2007                                       4.76
 1/16/2007                                       4.74
 1/17/2007                                       4.78
 1/18/2007                                       4.75
 1/19/2007                                       4.78
 1/22/2007                                       4.77
 1/23/2007                                       4.81
 1/24/2007                                       4.81
 1/25/2007                                       4.85
 1/26/2007                                       4.87
 1/29/2007                                       4.89
 1/30/2007                                       4.86
 1/31/2007                                       4.82
  2/1/2007                                       4.84
  2/2/2007                                       4.82
  2/5/2007                                       4.80
  2/6/2007                                       4.76
  2/7/2007                                       4.74
  2/8/2007                                       4.73
  2/9/2007                                       4.78
 2/12/2007                                       4.80
 2/13/2007                                       4.81
 2/14/2007                                       4.72
 2/15/2007                                       4.68
 2/16/2007                                       4.68
 2/19/2007                                       4.68
 2/20/2007                                       4.67
 2/21/2007                                       4.68
 2/22/2007                                       4.72
 2/23/2007                                       4.67
 2/26/2007                                       4.62
 2/27/2007                                       4.46
 2/28/2007                                       4.52
  3/1/2007                                       4.50
  3/2/2007                                       4.46
  3/5/2007                                       4.45
  3/6/2007                                       4.48
  3/7/2007                                       4.45
  3/8/2007                                       4.45
  3/9/2007                                       4.55
 3/12/2007                                       4.50
 3/13/2007                                       4.41
 3/14/2007                                       4.44
 3/15/2007                                       4.46
 3/16/2007                                       4.47
 3/19/2007                                       4.50
 3/20/2007                                       4.47
 3/21/2007                                       4.43
 3/22/2007                                       4.49
 3/23/2007                                       4.52
 3/26/2007                                       4.48
 3/27/2007                                       4.50
 3/28/2007                                       4.50
 3/29/2007                                       4.53
 3/30/2007                                       4.54
  4/2/2007                                       4.54
  4/3/2007                                       4.56
  4/4/2007                                       4.55
  4/5/2007                                       4.57
  4/6/2007                                       4.67
  4/9/2007                                       4.66
 4/10/2007                                       4.63
 4/11/2007                                       4.66
 4/12/2007                                       4.66
 4/13/2007                                       4.68
 4/16/2007                                       4.67
 4/17/2007                                       4.61
 4/18/2007                                       4.56
 4/19/2007                                       4.57
 4/20/2007                                       4.57
 4/23/2007                                       4.55
 4/24/2007                                       4.51
 4/25/2007                                       4.55
 4/26/2007                                       4.59
 4/27/2007                                       4.59
 4/30/2007                                       4.51
  5/1/2007                                       4.54
  5/2/2007                                       4.55
  5/3/2007                                       4.59
  5/4/2007                                       4.55
  5/7/2007                                       4.55
  5/8/2007                                       4.54
  5/9/2007                                       4.58
 5/10/2007                                       4.56
 5/11/2007                                       4.58
 5/14/2007                                       4.61
 5/15/2007                                       4.63
 5/16/2007                                       4.62
 5/17/2007                                       4.68
 5/18/2007                                       4.74
 5/21/2007                                       4.71
 5/22/2007                                       4.76
 5/23/2007                                       4.79
 5/24/2007                                       4.79
 5/25/2007                                       4.80
 5/28/2007                                       4.80
 5/29/2007                                       4.82
 5/30/2007                                       4.83
 5/31/2007                                       4.86
  6/1/2007                                       4.92
  6/4/2007                                       4.91
  6/5/2007                                       4.96
  6/6/2007                                       4.94
  6/7/2007                                       5.05
  6/8/2007                                       5.06
 6/11/2007                                       5.07
 6/12/2007                                       5.18
 6/13/2007                                       5.13
 6/14/2007                                       5.16
 6/15/2007                                       5.10
 6/18/2007                                       5.07
 6/19/2007                                       5.00
 6/20/2007                                       5.05
 6/21/2007                                       5.06
 6/22/2007                                       5.02
 6/25/2007                                       4.97
 6/26/2007                                       4.99
 6/27/2007                                       4.97
 6/28/2007                                       5.02
 6/29/2007                                       4.92
  7/2/2007                                       4.90
  7/3/2007                                       4.95
  7/4/2007                                       4.95
  7/5/2007                                       5.05
  7/6/2007                                       5.10
  7/9/2007                                       5.07
 7/10/2007                                       4.93
 7/11/2007                                       4.98
 7/12/2007                                       5.03
 7/13/2007                                       5.01
 7/16/2007                                       4.95
 7/17/2007                                       4.98
 7/18/2007                                       4.91
 7/19/2007                                       4.94
 7/20/2007                                       4.85
 7/23/2007                                       4.86
 7/24/2007                                       4.82
 7/25/2007                                       4.80
 7/26/2007                                       4.61
 7/27/2007                                       4.60
 7/30/2007                                       4.64
 7/31/2007                                       4.60
  8/1/2007                                       4.60
  8/2/2007                                       4.62
  8/3/2007                                       4.52
  8/6/2007                                       4.52
  8/7/2007                                       4.60
  8/8/2007                                       4.69
  8/9/2007                                       4.58
 8/10/2007                                       4.59
 8/13/2007                                       4.57
 8/14/2007                                       4.51
 8/15/2007                                       4.41
 8/16/2007                                       4.26
 8/17/2007                                       4.35
 8/20/2007                                       4.32
 8/21/2007                                       4.27
 8/22/2007                                       4.34
 8/23/2007                                       4.36
 8/24/2007                                       4.42
 8/27/2007                                       4.39
 8/28/2007                                       4.25
 8/29/2007                                       4.31
 8/30/2007                                       4.21
 8/31/2007                                       4.25
  9/3/2007                                       4.25
  9/4/2007                                       4.26
  9/5/2007                                       4.16
  9/6/2007                                       4.20
  9/7/2007                                       4.03
 9/10/2007                                       4.00
 9/11/2007                                       4.07
 9/12/2007                                       4.11
 9/13/2007                                       4.22
 9/14/2007                                       4.18
 9/17/2007                                       4.21
 9/18/2007                                       4.19
 9/19/2007                                       4.20
 9/20/2007                                       4.35
 9/21/2007                                       4.31
 9/24/2007                                       4.31
 9/25/2007                                       4.26
 9/26/2007                                       4.27
 9/27/2007                                       4.22
 9/28/2007                                       4.23
 10/1/2007                                       4.24
 10/2/2007                                       4.20
 10/3/2007                                       4.24
 10/4/2007                                       4.22
 10/5/2007                                       4.33
 10/8/2007                                       4.33
 10/9/2007                                       4.38
10/10/2007                                       4.37
10/11/2007                                       4.36
10/12/2007                                       4.42
10/15/2007                                       4.40
10/16/2007                                       4.34
10/17/2007                                       4.22
10/18/2007                                       4.17
10/19/2007                                       4.03
10/22/2007                                       4.08
10/23/2007                                       4.06
10/24/2007                                       3.99
10/25/2007                                       4.01
10/26/2007                                       4.04
10/29/2007                                       4.04
10/30/2007                                       4.06
10/31/2007                                       4.16
 11/1/2007                                       4.02
 11/2/2007                                       3.93
 11/5/2007                                       3.96
 11/6/2007                                       3.99
 11/7/2007                                       3.92
 11/8/2007                                       3.81
 11/9/2007                                       3.77
11/12/2007                                       3.77
11/13/2007                                       3.84
11/14/2007                                       3.86
11/15/2007                                       3.71
11/16/2007                                       3.68
11/19/2007                                       3.57
11/20/2007                                       3.52
11/21/2007                                       3.40
11/22/2007                                       3.40
11/23/2007                                       3.42
11/26/2007                                       3.23
11/27/2007                                       3.38
11/28/2007                                       3.50
11/29/2007                                       3.42
11/30/2007                                       3.41
 12/3/2007                                       3.28
 12/4/2007                                       3.28
 12/5/2007                                       3.28
 12/6/2007                                       3.39
 12/7/2007                                       3.51
12/10/2007                                       3.54
12/11/2007                                       3.32
12/12/2007                                       3.41
12/13/2007                                       3.54
12/14/2007                                       3.63
12/17/2007                                       3.57
12/18/2007                                       3.53
12/19/2007                                       3.46
12/20/2007                                       3.45
12/21/2007                                       3.58
12/24/2007                                       3.65
12/25/2007                                       3.65
12/26/2007                                       3.72
12/27/2007                                       3.64
12/28/2007                                       3.52
12/31/2007                                       3.45
  1/1/2008                                       3.45
  1/2/2008                                       3.28
  1/3/2008                                       3.26
  1/4/2008                                       3.18
  1/7/2008                                       3.16
  1/8/2008                                       3.16
  1/9/2008                                       3.10
 1/10/2008                                       3.16
 1/11/2008                                       3.06
 1/14/2008                                       3.08
 1/15/2008                                       3.00
 1/16/2008                                       3.00
 1/17/2008                                       2.90
 1/18/2008                                       2.86
 1/21/2008                                       2.86
 1/22/2008                                       2.64
 1/23/2008                                       2.64
 1/24/2008                                       2.85
 1/25/2008                                       2.81
 1/28/2008                                       2.80
 1/29/2008                                       2.87
 1/30/2008                                       2.96
 1/31/2008                                       2.82
  2/1/2008                                       2.75
  2/4/2008                                       2.78
  2/5/2008                                       2.66
  2/6/2008                                       2.67
  2/7/2008                                       2.79
  2/8/2008                                       2.69
 2/11/2008                                       2.67
 2/12/2008                                       2.71
 2/13/2008                                       2.71
 2/14/2008                                       2.81
 2/15/2008                                       2.76
 2/18/2008                                       2.76
 2/19/2008                                       2.93
 2/20/2008                                       3.02
 2/21/2008                                       2.80
 2/22/2008                                       2.81
 2/25/2008                                       2.98
 2/26/2008                                       2.92
 2/27/2008                                       2.89
 2/28/2008                                       2.73
 2/29/2008                                       2.50
  3/3/2008                                       2.48
  3/4/2008                                       2.53
  3/5/2008                                       2.59
  3/6/2008                                       2.50
  3/7/2008                                       2.45
 3/10/2008                                       2.37
 3/11/2008                                       2.61
 3/12/2008                                       2.49
 3/13/2008                                       2.53
 3/14/2008                                       2.37
 3/17/2008                                       2.23
 3/18/2008                                       2.42
 3/19/2008                                       2.36
 3/20/2008                                       2.36
 3/21/2008                                       2.36
 3/24/2008                                       2.64
 3/25/2008                                       2.61
 3/26/2008                                       2.55
 3/27/2008                                       2.61
 3/28/2008                                       2.51
 3/31/2008                                       2.46
  4/1/2008                                       2.65
  4/2/2008                                       2.72
  4/3/2008                                       2.75
  4/4/2008                                       2.63
  4/7/2008                                       2.75
  4/8/2008                                       2.72
  4/9/2008                                       2.59
 4/10/2008                                       2.66
 4/11/2008                                       2.57
 4/14/2008                                       2.60
 4/15/2008                                       2.68
 4/16/2008                                       2.82
 4/17/2008                                       2.90
 4/18/2008                                       2.95
 4/21/2008                                       2.95
 4/22/2008                                       2.96
 4/23/2008                                       2.98
 4/24/2008                                       3.15
 4/25/2008                                       3.20
 4/28/2008                                       3.14
 4/29/2008                                       3.11
 4/30/2008                                       3.03
  5/1/2008                                       3.06
  5/2/2008                                       3.18
  5/5/2008                                       3.14
  5/6/2008                                       3.15
  5/7/2008                                       3.09
  5/8/2008                                       2.99
  5/9/2008                                       2.98
 5/12/2008                                       3.00
 5/13/2008                                       3.17
 5/14/2008                                       3.22
 5/15/2008                                       3.10
 5/16/2008                                       3.12
 5/19/2008                                       3.09
 5/20/2008                                       3.02
 5/21/2008                                       3.09
 5/22/2008                                       3.24
 5/23/2008                                       3.15
 5/26/2008                                       3.15
 5/27/2008                                       3.25
 5/28/2008                                       3.36
 5/29/2008                                       3.41
 5/30/2008                                       3.41
  6/2/2008                                       3.28
  6/3/2008                                       3.21
  6/4/2008                                       3.26
  6/5/2008                                       3.34
  6/6/2008                                       3.20
  6/9/2008                                       3.41
 6/10/2008                                       3.54
 6/11/2008                                       3.49
 6/12/2008                                       3.68
 6/13/2008                                       3.73
 6/16/2008                                       3.73
 6/17/2008                                       3.66
 6/18/2008                                       3.57
 6/19/2008                                       3.67
 6/20/2008                                       3.57
 6/23/2008                                       3.65
 6/24/2008                                       3.52
 6/25/2008                                       3.54
 6/26/2008                                       3.44
 6/27/2008                                       3.36
 6/30/2008                                       3.34
  7/1/2008                                       3.33
  7/2/2008                                       3.31
  7/3/2008                                       3.28
  7/4/2008                                       3.28
  7/7/2008                                       3.23
  7/8/2008                                       3.19
  7/9/2008                                       3.11
 7/10/2008                                       3.10
 7/11/2008                                       3.27
 7/14/2008                                       3.20
 7/15/2008                                       3.12
 7/16/2008                                       3.20
 7/17/2008                                       3.35
 7/18/2008                                       3.42
 7/21/2008                                       3.41
 7/22/2008                                       3.48
 7/23/2008                                       3.51
 7/24/2008                                       3.37
 7/25/2008                                       3.45
 7/28/2008                                       3.34
 7/29/2008                                       3.39
 7/30/2008                                       3.36
 7/31/2008                                       3.25
  8/1/2008                                       3.23
  8/4/2008                                       3.23
  8/5/2008                                       3.28
  8/6/2008                                       3.30
  8/7/2008                                       3.16
  8/8/2008                                       3.21
 8/11/2008                                       3.27
 8/12/2008                                       3.16
 8/13/2008                                       3.21
 8/14/2008                                       3.15
 8/15/2008                                       3.11
 8/18/2008                                       3.07
 8/19/2008                                       3.07
 8/20/2008                                       3.00
 8/21/2008                                       3.08
 8/22/2008                                       3.14
 8/25/2008                                       3.04
 8/26/2008                                       3.06
 8/27/2008                                       3.02
 8/28/2008                                       3.09
 8/29/2008                                       3.10
  9/1/2008                                       3.10
  9/2/2008                                       3.00
  9/3/2008                                       2.95
  9/4/2008                                       2.87
  9/5/2008                                       2.91
  9/8/2008                                       2.96
  9/9/2008                                       2.90
 9/10/2008                                       2.91
 9/11/2008                                       2.87
 9/12/2008                                       2.97
 9/15/2008                                       2.59
 9/16/2008                                       2.64
 9/17/2008                                       2.52
 9/18/2008                                       2.67
 9/19/2008                                       3.01
 9/22/2008                                       3.04
 9/23/2008                                       3.03
 9/24/2008                                       2.91
 9/25/2008                                       3.09
 9/26/2008                                       3.05
 9/29/2008                                       2.70
 9/30/2008                                       2.98
 10/1/2008                                       2.87
 10/2/2008                                       2.68
 10/3/2008                                       2.64
 10/6/2008                                       2.45
 10/7/2008                                       2.45
 10/8/2008                                       2.70
 10/9/2008                                       2.79
10/10/2008                                       2.77
10/13/2008                                       2.77
10/14/2008                                       3.01
10/15/2008                                       2.90
10/16/2008                                       2.84
10/17/2008                                       2.83
10/20/2008                                       2.82
10/21/2008                                       2.63
10/22/2008                                       2.56
10/23/2008                                       2.57
10/24/2008                                       2.64
10/27/2008                                       2.67
10/28/2008                                       2.75
10/29/2008                                       2.77
10/30/2008                                       2.84
10/31/2008                                       2.80
 11/3/2008                                       2.71
 11/4/2008                                       2.56
 11/5/2008                                       2.50
 11/6/2008                                       2.46
 11/7/2008                                       2.56
11/10/2008                                       2.51
11/11/2008                                       2.51
11/12/2008                                       2.37
11/13/2008                                       2.43
11/14/2008                                       2.33
11/17/2008                                       2.32
11/18/2008                                       2.22
11/19/2008                                       2.08
11/20/2008                                       1.94
11/21/2008                                       2.02
11/24/2008                                       2.24
11/25/2008                                       2.06
11/26/2008                                       2.01
11/27/2008                                       2.01
11/28/2008                                       1.93
 12/1/2008                                       1.71
 12/2/2008                                       1.65
 12/3/2008                                       1.60
 12/4/2008                                       1.51
 12/5/2008                                       1.67
 12/8/2008                                       1.76
 12/9/2008                                       1.61
12/10/2008                                       1.62
12/11/2008                                       1.55
12/12/2008                                       1.55
12/15/2008                                       1.50
12/16/2008                                       1.34
12/17/2008                                       1.35
12/18/2008                                       1.26
12/19/2008                                       1.35
12/22/2008                                       1.40
12/23/2008                                       1.53
12/24/2008                                       1.54
12/25/2008                                       1.54
12/26/2008                                       1.51
12/29/2008                                       1.45
12/30/2008                                       1.47
12/31/2008                                       1.55
  1/1/2009                                       1.55
  1/2/2009                                       1.72
  1/5/2009                                       1.67
  1/6/2009                                       1.68
  1/7/2009                                       1.66
  1/8/2009                                       1.60
  1/9/2009                                       1.51
 1/12/2009                                       1.45
 1/13/2009                                       1.44
 1/14/2009                                       1.36
 1/15/2009                                       1.36
 1/16/2009                                       1.47
 1/19/2009                                       1.47
 1/20/2009                                       1.48
 1/21/2009                                       1.60
 1/22/2009                                       1.61
 1/23/2009                                       1.64
 1/26/2009                                       1.67
 1/27/2009                                       1.59
 1/28/2009                                       1.70
 1/29/2009                                       1.87
 1/30/2009                                       1.85
  2/2/2009                                       1.75
  2/3/2009                                       1.88
  2/4/2009                                       1.91
  2/5/2009                                       1.89
  2/6/2009                                       1.97
  2/9/2009                                       1.99
 2/10/2009                                       1.79
 2/11/2009                                       1.76
 2/12/2009                                       1.73
 2/13/2009                                       1.88
 2/16/2009                                       1.88
 2/17/2009                                       1.65
 2/18/2009                                       1.81
 2/19/2009                                       1.89
 2/20/2009                                       1.81
 2/23/2009                                       1.84
 2/24/2009                                       1.89
 2/25/2009                                       2.06
 2/26/2009                                       2.07
 2/27/2009                                       1.99
  3/2/2009                                       1.86
  3/3/2009                                       1.87
  3/4/2009                                       1.97
  3/5/2009                                       1.82
  3/6/2009                                       1.83
  3/9/2009                                       1.90
 3/10/2009                                       1.99
 3/11/2009                                       1.96
 3/12/2009                                       1.92
 3/13/2009                                       1.87
 3/16/2009                                       1.91
 3/17/2009                                       2.00
 3/18/2009                                       1.54
 3/19/2009                                       1.64
 3/20/2009                                       1.66
 3/23/2009                                       1.69
 3/24/2009                                       1.70
 3/25/2009                                       1.84
 3/26/2009                                       1.80
 3/27/2009                                       1.79
 3/30/2009                                       1.72
 3/31/2009                                       1.67
  4/1/2009                                       1.65
  4/2/2009                                       1.74
  4/3/2009                                       1.87
  4/6/2009                                       1.90
  4/7/2009                                       1.87
  4/8/2009                                       1.83
  4/9/2009                                       1.90
 4/10/2009                                       1.90
 4/13/2009                                       1.81
 4/14/2009                                       1.71
 4/15/2009                                       1.71
 4/16/2009                                       1.79
 4/17/2009                                       1.91
 4/20/2009                                       1.82
 4/21/2009                                       1.87
 4/22/2009                                       1.92
 4/23/2009                                       1.89
 4/24/2009                                       1.96
 4/27/2009                                       1.87
 4/28/2009                                       1.97
 4/29/2009                                       2.01
 4/30/2009                                       2.02
  5/1/2009                                       2.03
  5/4/2009                                       2.03
  5/5/2009                                       2.05
  5/6/2009                                       2.06
  5/7/2009                                       2.15
  5/8/2009                                       2.15
 5/11/2009                                       2.04
 5/12/2009                                       2.02
 5/13/2009                                       1.98
 5/14/2009                                       1.98
 5/15/2009                                       2.01
 5/18/2009                                       2.09
 5/19/2009                                       2.12
 5/20/2009                                       2.05
 5/21/2009                                       2.16
 5/22/2009                                       2.23
 5/25/2009                                       2.23
 5/26/2009                                       2.30
 5/27/2009                                       2.43
 5/28/2009                                       2.46
 5/29/2009                                       2.34
  6/1/2009                                       2.55
  6/2/2009                                       2.52
  6/3/2009                                       2.43
  6/4/2009                                       2.56
  6/5/2009                                       2.85
  6/8/2009                                       2.95
  6/9/2009                                       2.86
 6/10/2009                                       2.93
 6/11/2009                                       2.87
 6/12/2009                                       2.81
 6/15/2009                                       2.75
 6/16/2009                                       2.70
 6/17/2009                                       2.69
 6/18/2009                                       2.86
 6/19/2009                                       2.82
 6/22/2009                                       2.75
 6/23/2009                                       2.71
 6/24/2009                                       2.74
 6/25/2009                                       2.58
 6/26/2009                                       2.53
 6/29/2009                                       2.53
 6/30/2009                                       2.54
  7/1/2009                                       2.51
  7/2/2009                                       2.43
  7/3/2009                                       2.43
  7/6/2009                                       2.40
  7/7/2009                                       2.36
  7/8/2009                                       2.23
  7/9/2009                                       2.33
 7/10/2009                                       2.22
 7/13/2009                                       2.27
 7/14/2009                                       2.37
 7/15/2009                                       2.52
 7/16/2009                                       2.46
 7/17/2009                                       2.52
 7/20/2009                                       2.46
 7/21/2009                                       2.36
 7/22/2009                                       2.43
 7/23/2009                                       2.60
 7/24/2009                                       2.57
 7/27/2009                                       2.63
 7/28/2009                                       2.63
 7/29/2009                                       2.69
 7/30/2009                                       2.66
 7/31/2009                                       2.53
  8/3/2009                                       2.66
  8/4/2009                                       2.68
  8/5/2009                                       2.73
  8/6/2009                                       2.73
  8/7/2009                                       2.84
 8/10/2009                                       2.75
 8/11/2009                                       2.69
 8/12/2009                                       2.70
 8/13/2009                                       2.58
 8/14/2009                                       2.51
 8/17/2009                                       2.43
 8/18/2009                                       2.48
 8/19/2009                                       2.43
 8/20/2009                                       2.43
 8/21/2009                                       2.58
 8/24/2009                                       2.50
 8/25/2009                                       2.48
 8/26/2009                                       2.46
 8/27/2009                                       2.48
 8/28/2009                                       2.46
 8/31/2009                                       2.39
  9/1/2009                                       2.33
  9/2/2009                                       2.26
  9/3/2009                                       2.29
  9/4/2009                                       2.36
  9/7/2009                                       2.36
  9/8/2009                                       2.38
  9/9/2009                                       2.38
 9/10/2009                                       2.29
 9/11/2009                                       2.29
 9/14/2009                                       2.37
 9/15/2009                                       2.41
 9/16/2009                                       2.46
 9/17/2009                                       2.41
 9/18/2009                                       2.49
 9/21/2009                                       2.47
 9/22/2009                                       2.45
 9/23/2009                                       2.40
 9/24/2009                                       2.37
 9/25/2009                                       2.36
 9/28/2009                                       2.33
 9/29/2009                                       2.34
 9/30/2009                                       2.31
 10/1/2009                                       2.20
 10/2/2009                                       2.22
 10/5/2009                                       2.21
 10/6/2009                                       2.25
 10/7/2009                                       2.16
 10/8/2009                                       2.22
 10/9/2009                                       2.36
10/12/2009                                       2.36
10/13/2009                                       2.28
10/14/2009                                       2.36
10/15/2009                                       2.41
10/16/2009                                       2.37
10/19/2009                                       2.36
10/20/2009                                       2.30
10/21/2009                                       2.38
10/22/2009                                       2.39
10/23/2009                                       2.46
10/26/2009                                       2.53
10/27/2009                                       2.41
10/28/2009                                       2.37
10/29/2009                                       2.44
10/30/2009                                       2.31
 11/2/2009                                       2.33
 11/3/2009                                       2.36
 11/4/2009                                       2.39
 11/5/2009                                       2.35
 11/6/2009                                       2.30
 11/9/2009                                       2.31
11/10/2009                                       2.31
11/11/2009                                       2.31
11/12/2009                                       2.28
11/13/2009                                       2.28
11/16/2009                                       2.19
11/17/2009                                       2.19
11/18/2009                                       2.21
11/19/2009                                       2.18
11/20/2009                                       2.20
11/23/2009                                       2.20
11/24/2009                                       2.15
11/25/2009                                       2.11
11/26/2009                                       2.11
11/27/2009                                       2.03
11/30/2009                                       2.01
 12/1/2009                                       2.03
 12/2/2009                                       2.09
 12/3/2009                                       2.14
 12/4/2009                                       2.24
 12/7/2009                                       2.19
 12/8/2009                                       2.12
 12/9/2009                                       2.15
12/10/2009                                       2.19
12/11/2009                                       2.26
12/14/2009                                       2.30
12/15/2009                                       2.35
12/16/2009                                       2.35
12/17/2009                                       2.24
12/18/2009                                       2.30
12/21/2009                                       2.43
12/22/2009                                       2.49
12/23/2009                                       2.51
12/24/2009                                       2.57
12/25/2009                                       2.57
12/28/2009                                       2.62
12/29/2009                                       2.62
12/30/2009                                       2.61
12/31/2009                                       2.69
  1/1/2010                                       2.69
  1/4/2010                                       2.65
  1/5/2010                                       2.56
  1/6/2010                                       2.60
  1/7/2010                                       2.62
  1/8/2010                                       2.57
 1/11/2010                                       2.58
 1/12/2010                                       2.49
 1/13/2010                                       2.55
 1/14/2010                                       2.51
 1/15/2010                                       2.44
 1/18/2010                                       2.44
 1/19/2010                                       2.48
 1/20/2010                                       2.45
 1/21/2010                                       2.38
 1/22/2010                                       2.37
 1/25/2010                                       2.39
 1/26/2010                                       2.38
 1/27/2010                                       2.43
 1/28/2010                                       2.41
 1/29/2010                                       2.34
  2/1/2010                                       2.38
  2/2/2010                                       2.37
  2/3/2010                                       2.40
  2/4/2010                                       2.29
  2/5/2010                                       2.23
  2/8/2010                                       2.26
  2/9/2010                                       2.32
 2/10/2010                                       2.39
 2/11/2010                                       2.39
 2/12/2010                                       2.35
 2/15/2010                                       2.35
 2/16/2010                                       2.32
 2/17/2010                                       2.40
 2/18/2010                                       2.46
 2/19/2010                                       2.48
 2/22/2010                                       2.47
 2/23/2010                                       2.37
 2/24/2010                                       2.40
 2/25/2010                                       2.33
 2/26/2010                                       2.30
  3/1/2010                                       2.28
  3/2/2010                                       2.27
  3/3/2010                                       2.27
  3/4/2010                                       2.28
  3/5/2010                                       2.35
  3/8/2010                                       2.36
  3/9/2010                                       2.34
 3/10/2010                                       2.39
 3/11/2010                                       2.43
 3/12/2010                                       2.42
 3/15/2010                                       2.42
 3/16/2010                                       2.37
 3/17/2010                                       2.38
 3/18/2010                                       2.44
 3/19/2010                                       2.48
 3/22/2010                                       2.43
 3/23/2010                                       2.44
 3/24/2010                                       2.62
 3/25/2010                                       2.65
 3/26/2010                                       2.59
 3/29/2010                                       2.60
 3/30/2010                                       2.60
 3/31/2010                                       2.55
  4/1/2010                                       2.59
  4/2/2010                                       2.67
  4/5/2010                                       2.75
  4/6/2010                                       2.71
  4/7/2010                                       2.62
  4/8/2010                                       2.64
  4/9/2010                                       2.65
 4/12/2010                                       2.60
 4/13/2010                                       2.58
 4/14/2010                                       2.61
 4/15/2010                                       2.57
 4/16/2010                                       2.49
 4/19/2010                                       2.54
 4/20/2010                                       2.56
 4/21/2010                                       2.52
 4/22/2010                                       2.57
 4/23/2010                                       2.61
 4/26/2010                                       2.60
 4/27/2010                                       2.46
 4/28/2010                                       2.53
 4/29/2010                                       2.49
 4/30/2010                                       2.43
  5/3/2010                                       2.47
  5/4/2010                                       2.38
  5/5/2010                                       2.31
  5/6/2010                                       2.13
  5/7/2010                                       2.17
 5/10/2010                                       2.27
 5/11/2010                                       2.26
 5/12/2010                                       2.29
 5/13/2010                                       2.27
 5/14/2010                                       2.16
 5/17/2010                                       2.20
 5/18/2010                                       2.11
 5/19/2010                                       2.13
 5/20/2010                                       2.04
 5/21/2010                                       2.02
 5/24/2010                                       2.04
 5/25/2010                                       2.01
 5/26/2010                                       2.06
 5/27/2010                                       2.18
 5/28/2010                                       2.10
 5/31/2010                                       2.10
  6/1/2010                                       2.09
  6/2/2010                                       2.14
  6/3/2010                                       2.17
  6/4/2010                                       1.98
  6/7/2010                                       1.95
  6/8/2010                                       1.98
  6/9/2010                                       1.99
 6/10/2010                                       2.12
 6/11/2010                                       2.03
 6/14/2010                                       2.07
 6/15/2010                                       2.10
 6/16/2010                                       2.06
 6/17/2010                                       2.01
 6/18/2010                                       2.04
 6/21/2010                                       2.05
 6/22/2010                                       1.98
 6/23/2010                                       1.93
 6/24/2010                                       1.93
 6/25/2010                                       1.90
 6/28/2010                                       1.83
 6/29/2010                                       1.78
 6/30/2010                                       1.79
  7/1/2010                                       1.80
  7/2/2010                                       1.82
  7/5/2010                                       1.82
  7/6/2010                                       1.76
  7/7/2010                                       1.79
  7/8/2010                                       1.80
  7/9/2010                                       1.85
 7/12/2010                                       1.85
 7/13/2010                                       1.90
 7/14/2010                                       1.82
 7/15/2010                                       1.76
 7/16/2010                                       1.70
 7/19/2010                                       1.73
 7/20/2010                                       1.71
 7/21/2010                                       1.66
 7/22/2010                                       1.69
 7/23/2010                                       1.75
 7/26/2010                                       1.76
 7/27/2010                                       1.82
 7/28/2010                                       1.75
 7/29/2010                                       1.70
 7/30/2010                                       1.60
  8/2/2010                                       1.64
  8/3/2010                                       1.55
  8/4/2010                                       1.62
  8/5/2010                                       1.57
  8/6/2010                                       1.51
  8/9/2010                                       1.54
 8/10/2010                                       1.46
 8/11/2010                                       1.44
 8/12/2010                                       1.48
 8/13/2010                                       1.47
 8/16/2010                                       1.40
 8/17/2010                                       1.44
 8/18/2010                                       1.46
 8/19/2010                                       1.41
 8/20/2010                                       1.47
 8/23/2010                                       1.43
 8/24/2010                                       1.36
 8/25/2010                                       1.40
 8/26/2010                                       1.38
 8/27/2010                                       1.49
 8/30/2010                                       1.39
 8/31/2010                                       1.33
  9/1/2010                                       1.41
  9/2/2010                                       1.43
  9/3/2010                                       1.49
  9/6/2010                                       1.49
  9/7/2010                                       1.41
  9/8/2010                                       1.46
  9/9/2010                                       1.57
 9/10/2010                                       1.59
 9/13/2010                                       1.51
 9/14/2010                                       1.43
 9/15/2010                                       1.46
 9/16/2010                                       1.48
 9/17/2010                                       1.46
 9/20/2010                                       1.43
 9/21/2010                                       1.34
 9/22/2010                                       1.33
 9/23/2010                                       1.34
 9/24/2010                                       1.37
 9/27/2010                                       1.31
 9/28/2010                                       1.25
 9/29/2010                                       1.28
 9/30/2010                                       1.27
 10/1/2010                                       1.26
 10/4/2010                                       1.23
 10/5/2010                                       1.21
 10/6/2010                                       1.16
 10/7/2010                                       1.14
 10/8/2010                                       1.11
10/11/2010                                       1.11
10/12/2010                                       1.14
10/13/2010                                       1.13
10/14/2010                                       1.18
10/15/2010                                       1.20
10/18/2010                                       1.14
10/19/2010                                       1.11
10/20/2010                                       1.11
10/21/2010                                       1.15
10/22/2010                                       1.17
10/25/2010                                       1.20
10/26/2010                                       1.27
10/27/2010                                       1.34
10/28/2010                                       1.23
10/29/2010                                       1.17
 11/1/2010                                       1.17
 11/2/2010                                       1.15
 11/3/2010                                       1.11
 11/4/2010                                       1.04
 11/5/2010                                       1.10
 11/8/2010                                       1.13
 11/9/2010                                       1.27
11/10/2010                                       1.23
11/11/2010                                       1.23
11/12/2010                                       1.35
11/15/2010                                       1.51
11/16/2010                                       1.49
11/17/2010                                       1.49
11/18/2010                                       1.51
11/19/2010                                       1.54
11/22/2010                                       1.44
11/23/2010                                       1.40
11/24/2010                                       1.56
11/25/2010                                       1.56
11/26/2010                                       1.53
11/29/2010                                       1.51
11/30/2010                                       1.47
 12/1/2010                                       1.64
 12/2/2010                                       1.68
 12/3/2010                                       1.64
 12/6/2010                                       1.53
 12/7/2010                                       1.74
 12/8/2010                                       1.87
 12/9/2010                                       1.90
12/10/2010                                       1.98
12/13/2010                                       1.91
12/14/2010                                       2.08
12/15/2010                                       2.11
12/16/2010                                       2.06
12/17/2010                                       1.97
12/20/2010                                       1.99
12/21/2010                                       1.99
12/22/2010                                       2.02
12/23/2010                                       2.09
12/24/2010                                       2.09
12/27/2010                                       2.08
12/28/2010                                       2.18
12/29/2010                                       2.03
12/30/2010                                       2.06
12/31/2010                                       2.01
  1/3/2011                                       2.02
  1/4/2011                                       2.01
  1/5/2011                                       2.14
  1/6/2011                                       2.09
  1/7/2011                                       1.96
 1/10/2011                                       1.93
 1/11/2011                                       1.98
 1/12/2011                                       1.99
 1/13/2011                                       1.93
 1/14/2011                                       1.95
 1/17/2011                                       1.95
 1/18/2011                                       1.97
 1/19/2011                                       1.95
 1/20/2011                                       2.06
 1/21/2011                                       2.04
 1/24/2011                                       2.03
 1/25/2011                                       1.96
 1/26/2011                                       2.03
 1/27/2011                                       1.98
 1/28/2011                                       1.92
 1/31/2011                                       1.95
  2/1/2011                                       2.02
  2/2/2011                                       2.10
  2/3/2011                                       2.18
  2/4/2011                                       2.27
  2/7/2011                                       2.29
  2/8/2011                                       2.39
  2/9/2011                                       2.33
 2/10/2011                                       2.40
 2/11/2011                                       2.38
 2/14/2011                                       2.37
 2/15/2011                                       2.35
 2/16/2011                                       2.37
 2/17/2011                                       2.30
 2/18/2011                                       2.30
 2/21/2011                                       2.30
 2/22/2011                                       2.16
 2/23/2011                                       2.21
 2/24/2011                                       2.19
 2/25/2011                                       2.16
 2/28/2011                                       2.13
  3/1/2011                                       2.11
  3/2/2011                                       2.16
  3/3/2011                                       2.30
  3/4/2011                                       2.17
  3/7/2011                                       2.19
  3/8/2011                                       2.22
  3/9/2011                                       2.16
 3/10/2011                                       2.05
 3/11/2011                                       2.06
 3/14/2011                                       2.00
 3/15/2011                                       2.00
 3/16/2011                                       1.87
 3/17/2011                                       1.91
 3/18/2011                                       1.96
 3/21/2011                                       2.04
 3/22/2011                                       2.07
 3/23/2011                                       2.07
 3/24/2011                                       2.14
 3/25/2011                                       2.20
 3/28/2011                                       2.23
 3/29/2011                                       2.25
 3/30/2011                                       2.21
 3/31/2011                                       2.24
  4/1/2011                                       2.24
  4/4/2011                                       2.20
  4/5/2011                                       2.28
  4/6/2011                                       2.32
  4/7/2011                                       2.29
  4/8/2011                                       2.31
 4/11/2011                                       2.31
 4/12/2011                                       2.22
 4/13/2011                                       2.19
 4/14/2011                                       2.23
 4/15/2011                                       2.14
 4/18/2011                                       2.09
 4/19/2011                                       2.09
 4/20/2011                                       2.15
 4/21/2011                                       2.14
 4/22/2011                                       2.14
 4/25/2011                                       2.10
 4/26/2011                                       2.05
 4/27/2011                                       2.06
 4/28/2011                                       2.00
 4/29/2011                                       1.97
  5/2/2011                                       1.96
  5/3/2011                                       1.96
  5/4/2011                                       1.95
  5/5/2011                                       1.88
  5/6/2011                                       1.87
  5/9/2011                                       1.84
 5/10/2011                                       1.91
 5/11/2011                                       1.87
 5/12/2011                                       1.89
 5/13/2011                                       1.86
 5/16/2011                                       1.83
 5/17/2011                                       1.80
 5/18/2011                                       1.87
 5/19/2011                                       1.85
 5/20/2011                                       1.82
 5/23/2011                                       1.80
 5/24/2011                                       1.81
 5/25/2011                                       1.81
 5/26/2011                                       1.72
 5/27/2011                                       1.71
 5/30/2011                                       1.71
 5/31/2011                                       1.68
  6/1/2011                                       1.60
  6/2/2011                                       1.65
  6/3/2011                                       1.60
  6/6/2011                                       1.60
  6/7/2011                                       1.59
  6/8/2011                                       1.52
  6/9/2011                                       1.60
 6/10/2011                                       1.58
 6/13/2011                                       1.59
 6/14/2011                                       1.70
 6/15/2011                                       1.55
 6/16/2011                                       1.52
 6/17/2011                                       1.53
 6/20/2011                                       1.55
 6/21/2011                                       1.57
 6/22/2011                                       1.58
 6/23/2011                                       1.48
 6/24/2011                                       1.40
 6/27/2011                                       1.47
 6/28/2011                                       1.62
 6/29/2011                                       1.70
 6/30/2011                                       1.76
  7/1/2011                                       1.80
  7/4/2011                                       1.80
  7/5/2011                                       1.70
  7/6/2011                                       1.66
  7/7/2011                                       1.74
  7/8/2011                                       1.57
 7/11/2011                                       1.49
 7/12/2011                                       1.47
 7/13/2011                                       1.45
 7/14/2011                                       1.51
 7/15/2011                                       1.46
 7/18/2011                                       1.45
 7/19/2011                                       1.45
 7/20/2011                                       1.49
 7/21/2011                                       1.56
 7/22/2011                                       1.53
 7/25/2011                                       1.55
 7/26/2011                                       1.51
 7/27/2011                                       1.56
 7/28/2011                                       1.52
 7/29/2011                                       1.35
  8/1/2011                                       1.32
  8/2/2011                                       1.23
  8/3/2011                                       1.25
  8/4/2011                                       1.12
  8/5/2011                                       1.23
  8/8/2011                                       1.11
  8/9/2011                                       0.91
 8/10/2011                                       0.93
 8/11/2011                                       1.02
 8/12/2011                                       0.96
 8/15/2011                                       0.99
 8/16/2011                                       0.95
 8/17/2011                                       0.92
 8/18/2011                                       0.90
 8/19/2011                                       0.90
 8/22/2011                                       0.94
 8/23/2011                                       0.95
 8/24/2011                                       1.05
 8/25/2011                                       0.98
 8/26/2011                                       0.94
 8/29/2011                                       0.99
 8/30/2011                                       0.94
 8/31/2011                                       0.96
  9/1/2011                                       0.90
  9/2/2011                                       0.88
  9/5/2011                                       0.88
  9/6/2011                                       0.88
  9/7/2011                                       0.92
  9/8/2011                                       0.88
  9/9/2011                                       0.81
 9/12/2011                                       0.87
 9/13/2011                                       0.89
 9/14/2011                                       0.91
 9/15/2011                                       0.95
 9/16/2011                                       0.94
 9/19/2011                                       0.85
 9/20/2011                                       0.85
 9/21/2011                                       0.88
 9/22/2011                                       0.79
 9/23/2011                                       0.89
 9/26/2011                                       0.92
 9/27/2011                                       0.97
 9/28/2011                                       0.99
 9/29/2011                                       0.98
 9/30/2011                                       0.96
 10/3/2011                                       0.87
 10/4/2011                                       0.90
 10/5/2011                                       0.96
 10/6/2011                                       1.01
 10/7/2011                                       1.08
10/10/2011                                       1.08
10/11/2011                                       1.14
10/12/2011                                       1.17
10/13/2011                                       1.11
10/14/2011                                       1.12
10/17/2011                                       1.08
10/18/2011                                       1.07
10/19/2011                                       1.05
10/20/2011                                       1.07
10/21/2011                                       1.08
10/24/2011                                       1.10
10/25/2011                                       1.01
10/26/2011                                       1.09
10/27/2011                                       1.20
10/28/2011                                       1.13
10/31/2011                                       0.99
 11/1/2011                                       0.90
 11/2/2011                                       0.89
 11/3/2011                                       0.91
 11/4/2011                                       0.88
 11/7/2011                                       0.88
 11/8/2011                                       0.92
 11/9/2011                                       0.88
11/10/2011                                       0.90
11/11/2011                                       0.90
11/14/2011                                       0.91
11/15/2011                                       0.93
11/16/2011                                       0.90
11/17/2011                                       0.88
11/18/2011                                       0.94
11/21/2011                                       0.92
11/22/2011                                       0.91
11/23/2011                                       0.88
11/24/2011                                       0.88
11/25/2011                                       0.93
11/28/2011                                       0.91
11/29/2011                                       0.93
11/30/2011                                       0.96
 12/1/2011                                       0.97
 12/2/2011                                       0.92
 12/5/2011                                       0.93
 12/6/2011                                       0.94
 12/7/2011                                       0.89
 12/8/2011                                       0.86
 12/9/2011                                       0.89
12/12/2011                                       0.87
12/13/2011                                       0.85
12/14/2011                                       0.86
12/15/2011                                       0.86
12/16/2011                                       0.81
12/19/2011                                       0.82
12/20/2011                                       0.88
12/21/2011                                       0.91
12/22/2011                                       0.91
12/23/2011                                       0.97
12/26/2011                                       0.97
12/27/2011                                       0.96
12/28/2011                                       0.91
12/29/2011                                       0.88
12/30/2011                                       0.83
  1/2/2012                                       0.83
  1/3/2012                                       0.89
  1/4/2012                                       0.89
  1/5/2012                                       0.88
  1/6/2012                                       0.86
  1/9/2012                                       0.85
 1/10/2012                                       0.86
 1/11/2012                                       0.82
 1/12/2012                                       0.84
 1/13/2012                                       0.80
 1/16/2012                                       0.80
 1/17/2012                                       0.79
 1/18/2012                                       0.82
 1/19/2012                                       0.87
 1/20/2012                                       0.91
 1/23/2012                                       0.93
 1/24/2012                                       0.92
 1/25/2012                                       0.81
 1/26/2012                                       0.77
 1/27/2012                                       0.75
 1/30/2012                                       0.73
 1/31/2012                                       0.71

                     [END CHART]

            SOURCE: FEDERAL RESERVE BOARD

    Treasury Inflation Protected Securities (TIPS) rallied on higher food, energy and commodities prices, as well as their being full-faith-and-credit of the U.S. government. The Personal Consumer Expenditures Price Index (PCE), which the Fed identified as its preferred inflation indicator, has risen above the 2% inflation rate the Fed has targeted.

o   HOW DID YOU MANAGE THE FUND DURING THE REPORTING PERIOD?

    The Fund's performance was largely the result of its relatively smaller allocation to U.S. Treasury securities and its larger allocations to corporate bonds and other higher-yielding sectors of the fixed-income

================================================================================

4  | USAA INCOME FUND

================================================================================

    market. As U.S. Treasury prices increased during the reporting period, yields declined so that most maturities offered yields below the rate of inflation.

    During the reporting period, the Fund was positioned defensively with a bias toward securities that would perform well in a modestly rising interest rate environment. We invested in high-quality floating rate corporate notes, which tend to hold their value if interest rates rise. These securities do not yield much in the way of income, but they can be easily sold when we wish to deploy the funds in more attractive investments in the future. We also purchased some bank loans, which have yields that adjust with interest rates, and a select number of high-yield securities, commercial mortgage-backed securities and corporate bonds issued by financial companies. In addition, we invested in a few dividend-paying high-quality common stocks where the dividend yield was higher than the yield of the same companies' bonds.

    As always, we relied on our team of credit analysts to identify attractive opportunities for the Fund. The portfolio remains widely diversified.

    A bank loan may not be fully collateralized which may cause the floating rate loan to decline significantly in value. Floating rate loans are generally subject to restrictions on resale and can result in a loss. o Non-investment grade securities are considered speculative and are subject to significant credit risk. They are sometimes referred to as junk bonds since they represent a greater risk of default than more creditworthy investment-grade securities. o Diversification does not guarantee a profit or prevent a loss. Commercial mortgage-backed securities (CMBS) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, apartments, hotels and motels, nursing homes, hospitals and senior living centers. Many of the risks of investing in CMBSs reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. In addition, commercial properties, particularly industrial and warehouse properties, are subject to environmental risks and the burdens and costs of compliance with environmental laws and regulations. CMBS may be less liquid and exhibit greater price volatility than other types of mortgage-backed securities.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  5

================================================================================

o   WHAT IS YOUR OUTLOOK?

    At the end of the reporting period, the U.S. economy was showing signs of improvement. Although we expect the slow-growth recovery to continue, economic conditions are likely to remain weak. The Fed has said it intends to keep short-term interest rates low through 2014, which has led to speculation about a third round of quantitative easing.

    Going forward, we plan to maintain a diversified portfolio. Shareholders should continue to expect the majority of their return to come from the income provided by the Fund. To see the role dividend returns play in the Fund's total return, please consult the chart on page 8 that breaks down the total return into its dividend and price components. The turmoil in the financial markets demonstrates how difficult it is to make predictions with any certainty. As a result, we recommend that shareholders continue to make investment decisions based on their time horizon, investment goals and risk tolerance.

    We appreciate your continued confidence. Thank you for the opportunity to serve your investment needs.

================================================================================

6  | USAA INCOME FUND

================================================================================

INVESTMENT OVERVIEW

USAA INCOME FUND SHARES (Symbol: USAIX)

--------------------------------------------------------------------------------

                                         1/31/12                     7/31/11
--------------------------------------------------------------------------------
Net Assets                           $3,304.0 Million           $3,144.4 Million
Net Asset Value Per Share                 $13.21                     $13.05

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/12
--------------------------------------------------------------------------------
7/31/11 TO 1/31/12*                1 YEAR            5 YEARS           10 YEARS
       3.20%                       7.64%              6.88%             5.87%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
--------------------------------------------------------------------------------
1 YEAR                                  5 YEARS                         10 YEARS
6.87%                                    6.66%                           5.84%

--------------------------------------------------------------------------------
30-DAY SEC YIELD AS OF 1/31/12**                  EXPENSE RATIO AS OF 7/31/11***
--------------------------------------------------------------------------------
             2.83%                                              0.61%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND SHARES' PROSPECTUS DATED DECEMBER 1, 2011, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDES ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDED JANUARY 31, 2012

--------------------------------------------------------------------------------
                    TOTAL RETURN     =    DIVIDEND RETURN     +     PRICE CHANGE
--------------------------------------------------------------------------------
10 YEARS               5.87%         =         4.98%          +         0.89%
5 YEARS                6.88%         =         5.06%          +         1.82%
1 YEAR                 7.64%         =         4.11%          +         3.53%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR ONE-YEAR PERIODS ENDED JANUARY 31, 2003 -- JANUARY 31, 2012

       [CHART OF TOTAL RETURN, DIVIDEND RETURN AND CHANGE IN SHARE PRICE]

--------------------------------------------------------------------------------
                 TOTAL RETURN      DIVIDEND RETURN      CHANGE IN SHARE PRICE
--------------------------------------------------------------------------------
1/31/2003           8.08%               5.68%                     2.40%
1/31/2004           5.45%               4.64%                     0.81%
1/31/2005           4.39%               4.55%                    -0.16%
1/31/2006           2.23%               4.72%                    -2.49%
1/31/2007           4.23%               4.89%                    -0.66%
1/31/2008           6.75%               5.26%                     1.49%
1/31/2009          -6.65%               4.94%                   -11.59%
1/31/2010          22.04%               6.53%                    15.51%
1/31/2011           6.56%               4.56%                     2.00%
1/31/2012           7.64%               4.11%                     3.53%

                                   [END CHART]

    NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

8  | USAA INCOME FUND

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                    USAA INCOME             LIPPER CORPORATE DEBT FUNDS
                    FUND SHARES                   A RATED AVERAGE
01/31/03               $5.31                           $4.89
01/31/04                4.49                            4.05
01/31/05                4.42                            3.88
01/31/06                4.79                            4.12
01/31/07                4.79                            4.38
01/31/08                4.98                            4.59
01/31/09                5.80                            5.46
01/31/10                5.16                            4.34
01/31/11                4.37                            3.82
01/31/12                3.83                            3.36

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains, if any, distributed during the previous nine months. The graph represents data for periods ending 1/31/03 to 1/31/12.

The Lipper Corporate Debt Funds A Rated Average is the average performance level of all corporate A rated debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                   USAA INCOME      BARCLAYS CAPITAL U.S.    LIPPER A RATED BOND
                   FUND SHARES      AGGREGATE BOND INDEX          FUNDS INDEX
01/31/02           $10,000.00             $10,000.00              $10,000.00
02/28/02            10,071.36              10,096.91               10,074.39
03/31/02             9,884.93               9,928.94                9,913.47
04/30/02            10,037.10              10,121.48               10,089.43
05/31/02            10,131.28              10,207.48               10,166.25
06/30/02            10,208.67              10,295.74               10,210.02
07/31/02            10,248.62              10,419.98               10,271.06
08/31/02            10,479.29              10,595.91               10,459.33
09/30/02            10,656.27              10,767.51               10,621.37
10/31/02            10,519.12              10,718.47               10,514.70
11/30/02            10,543.99              10,715.62               10,552.05
12/31/02            10,777.75              10,936.96               10,781.53
01/31/03            10,808.33              10,946.30               10,804.55
02/28/03            10,961.24              11,097.75               10,962.02
03/31/03            10,940.45              11,089.20               10,953.94
04/30/03            11,023.30              11,180.71               11,076.46
05/31/03            11,266.52              11,389.17               11,307.81
06/30/03            11,272.80              11,366.57               11,282.10
07/31/03            10,861.67              10,984.43               10,895.10
08/31/03            10,944.00              11,057.36               10,967.44
09/30/03            11,233.66              11,350.05               11,267.42
10/31/03            11,170.69              11,244.20               11,176.42
11/30/03            11,211.20              11,271.13               11,211.85
12/31/03            11,306.40              11,385.83               11,322.49
01/31/04            11,397.53              11,477.43               11,417.74
02/29/04            11,513.59              11,601.67               11,526.31
03/31/04            11,605.30              11,688.55               11,614.65
04/30/04            11,285.20              11,384.46               11,329.67
05/31/04            11,242.78              11,338.85               11,271.81
06/30/04            11,303.24              11,402.93               11,329.53
07/31/04            11,430.01              11,515.96               11,437.79
08/31/04            11,630.95              11,735.63               11,652.79
09/30/04            11,674.86              11,767.47               11,690.43
10/31/04            11,773.74              11,866.15               11,785.81
11/30/04            11,703.73              11,771.50               11,714.43
12/31/04            11,817.64              11,879.82               11,833.28
01/31/05            11,897.70              11,954.41               11,915.03
02/28/05            11,846.99              11,883.84               11,867.84
03/31/05            11,804.03              11,822.81               11,796.04
04/30/05            11,968.61              11,982.82               11,952.75
05/31/05            12,083.76              12,112.46               12,089.96
06/30/05            12,140.04              12,178.51               12,159.99
07/31/05            12,039.73              12,067.64               12,049.37
08/31/05            12,211.04              12,222.34               12,211.98
09/30/05            12,101.07              12,096.44               12,067.07
10/31/05            12,012.50              12,000.71               11,955.53
11/30/05            12,057.75              12,053.78               12,016.02
12/31/05            12,167.95              12,168.38               12,132.56
01/31/06            12,162.97              12,169.07               12,125.91
02/28/06            12,207.12              12,209.47               12,170.78
03/31/06            12,096.56              12,089.66               12,032.84
04/30/06            12,042.24              12,067.74               11,984.56
05/31/06            12,042.10              12,054.86               11,979.09
06/30/06            12,066.82              12,080.42               11,987.40
07/31/06            12,220.12              12,243.77               12,145.83
08/31/06            12,403.76              12,431.20               12,339.32
09/30/06            12,517.97              12,540.40               12,448.07
10/31/06            12,609.14              12,623.35               12,537.51
11/30/06            12,743.14              12,769.80               12,689.27
12/31/06            12,674.50              12,695.69               12,605.30
01/31/07            12,677.82              12,690.48               12,599.48
02/28/07            12,882.84              12,886.17               12,811.55
03/31/07            12,870.14              12,886.56               12,784.88
04/30/07            12,911.59              12,956.05               12,852.11
05/31/07            12,794.70              12,857.86               12,751.59
06/30/07            12,743.53              12,819.82               12,692.64
07/31/07            12,842.22              12,926.76               12,761.88
08/31/07            12,983.40              13,085.20               12,859.72
09/30/07            13,066.83              13,184.46               12,963.21
10/31/07            13,167.61              13,302.90               13,059.94
11/30/07            13,340.20              13,542.13               13,211.27
12/31/07            13,311.94              13,580.16               13,179.05
01/31/08            13,533.16              13,808.29               13,346.99
02/29/08            13,521.64              13,827.45               13,310.43
03/31/08            13,535.23              13,874.63               13,244.94
04/30/08            13,553.42              13,845.63               13,293.89
05/31/08            13,518.68              13,744.11               13,205.93
06/30/08            13,468.16              13,733.00               13,159.66
07/31/08            13,403.93              13,721.79               13,056.63
08/31/08            13,497.54              13,852.02               13,093.47
09/30/08            13,115.60              13,665.97               12,653.94
10/31/08            12,393.43              13,343.39               11,987.03
11/30/08            12,389.03              13,777.72               12,112.05
12/31/08            12,640.94              14,291.75               12,560.18
01/31/09            12,633.57              14,165.65               12,525.66
02/28/09            12,614.37              14,112.18               12,377.39
03/31/09            12,810.29              14,308.36               12,524.62
04/30/09            13,106.38              14,376.77               12,774.28
05/31/09            13,622.32              14,481.05               13,117.15
06/30/09            13,872.63              14,563.42               13,347.05
07/31/09            14,258.74              14,798.32               13,749.51
08/31/09            14,600.36              14,951.55               13,916.28
09/30/09            14,871.05              15,108.61               14,259.88
10/31/09            15,006.12              15,183.21               14,375.50
11/30/09            15,207.00              15,379.78               14,545.43
12/31/09            15,136.28              15,139.37               14,409.81
01/31/10            15,417.78              15,370.64               14,646.70
02/28/10            15,485.17              15,428.04               14,689.08
03/31/10            15,536.36              15,409.07               14,744.49
04/30/10            15,742.11              15,569.47               14,958.76
05/31/10            15,746.10              15,700.48               14,959.61
06/30/10            15,927.87              15,946.69               15,207.19
07/31/10            16,113.00              16,116.82               15,403.38
08/31/10            16,370.65              16,324.21               15,674.71
09/30/10            16,482.33              16,341.60               15,722.56
10/31/10            16,584.52              16,399.79               15,751.55
11/30/10            16,513.76              16,305.53               15,649.82
12/31/10            16,370.25              16,129.70               15,532.77
01/31/11            16,428.65              16,148.47               15,549.95
02/28/11            16,506.28              16,188.87               15,658.06
03/31/11            16,554.60              16,197.81               15,663.75
04/30/11            16,751.75              16,403.42               15,892.28
05/31/11            16,935.52              16,617.49               16,089.35
06/30/11            16,897.00              16,568.84               15,973.99
07/31/11            17,135.26              16,831.75               16,253.29
08/31/11            17,244.98              17,077.66               16,343.89
09/30/11            17,234.98              17,201.90               16,428.78
10/31/11            17,342.14              17,220.38               16,568.60
11/30/11            17,308.16              17,205.44               16,433.90
12/31/11            17,494.77              17,394.54               16,659.95
01/31/12            17,683.86              17,547.27               16,922.40

                                   [END CHART]

                          Data from 1/31/02 to 1/31/12.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Fund Shares to the following benchmarks:

o The unmanaged Barclays Capital U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

o The unmanaged Lipper A Rated Bond Funds Index tracks the total return performance of the 30 largest funds within the Lipper Corporate Debt Funds A Rated category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly into an index.

================================================================================

10  | USAA INCOME FUND

================================================================================

USAA INCOME FUND INSTITUTIONAL SHARES (Symbol: UIINX)*


                                           1/31/12                    7/31/11
--------------------------------------------------------------------------------

Net Assets                             $427.2 Million             $318.3 Million
Net Asset Value Per Share                 $13.21                      $13.04


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/12
--------------------------------------------------------------------------------
7/31/11 TO 1/31/12**                1 YEAR               SINCE INCEPTION 8/01/08

        3.35%                        7.83%                        8.44%


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
--------------------------------------------------------------------------------
1 YEAR                                                   SINCE INCEPTION 8/01/08

7.07%                                                              8.29%

--------------------------------------------------------------------------------
                         EXPENSE RATIO AS OF 7/31/11***
--------------------------------------------------------------------------------

                                      0.48%


*The USAA Income Fund Institutional Shares (Institutional Shares) commenced operations on August 1, 2008, and are currently offered for sale only to the USAA Target Retirement Funds or through a USAA managed account program and not to the general public.

**Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE INSTITUTIONAL SHARES' PROSPECTUS DATED DECEMBER 1, 2011, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDES ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                     o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                         USAA INCOME FUND        LIPPER A RATED BOND     BARCLAYS CAPITAL U.S.
                       INSTITUTIONAL SHARES          FUNDS INDEX         AGGREGATE BOND INDEX
07/31/08                    $10,000.00               $10,000.00              $10,000.00
08/31/08                     10,055.01                10,028.22               10,094.91
09/30/08                      9,773.05                 9,691.59                9,959.32
10/31/08                      9,237.79                 9,180.80                9,724.23
11/30/08                      9,236.65                 9,276.55               10,040.76
12/31/08                      9,427.63                 9,619.78               10,415.37
01/31/09                      9,415.64                 9,593.33               10,323.47
02/28/09                      9,411.92                 9,479.78               10,284.50
03/31/09                      9,560.51                 9,592.54               10,427.47
04/30/09                      9,783.97                 9,783.75               10,477.33
05/31/09                     10,171.39                10,046.35               10,553.32
06/30/09                     10,360.57                10,222.43               10,613.35
07/31/09                     10,652.16                10,530.67               10,784.54
08/31/09                     10,900.47                10,658.41               10,896.20
09/30/09                     11,105.20                10,921.56               11,010.66
10/31/09                     11,217.48                11,010.12               11,065.03
11/30/09                     11,370.44                11,140.26               11,208.28
12/31/09                     11,309.79                11,036.39               11,033.08
01/31/10                     11,531.30                11,217.83               11,201.62
02/28/10                     11,574.58                11,250.28               11,243.45
03/31/10                     11,624.81                11,292.72               11,229.63
04/30/10                     11,781.04                11,456.84               11,346.52
05/31/10                     11,786.08                11,457.48               11,442.00
06/30/10                     11,915.28                11,647.11               11,621.43
07/31/10                     12,065.96                11,797.36               11,745.42
08/31/10                     12,261.25                12,005.17               11,896.55
09/30/10                     12,347.04                12,041.82               11,909.23
10/31/10                     12,425.80                12,064.03               11,951.63
11/30/10                     12,365.74                11,986.12               11,882.94
12/31/10                     12,261.04                11,896.47               11,754.80
01/31/11                     12,316.56                11,909.62               11,768.48
02/28/11                     12,377.14                11,992.42               11,797.92
03/31/11                     12,406.22                11,996.78               11,804.44
04/30/11                     12,556.24                12,171.81               11,954.28
05/31/11                     12,705.90                12,322.75               12,110.29
06/30/11                     12,669.48                12,234.39               12,074.83
07/31/11                     12,850.45                12,448.30               12,266.44
08/31/11                     12,945.08                12,517.70               12,445.65
09/30/11                     12,938.91                12,582.71               12,536.18
10/31/11                     13,010.56                12,689.80               12,549.65
11/30/11                     12,996.48                12,586.63               12,538.76
12/31/11                     13,128.02                12,759.76               12,676.57
01/31/12                     13,281.25                12,960.77               12,787.88

                                   [END CHART]

                         Data from 7/31/08 to 1/31/12.*

                         See page 10 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Fund Institutional Shares to the benchmarks.

*The performance of the Barclays Capital U.S. Aggregate Bond Index and the Lipper A Rated Bond Funds Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

12  | USAA INCOME FUND

================================================================================

USAA INCOME FUND ADVISER SHARES (Symbol: UINCX)*

                                          1/31/12                      7/31/11
--------------------------------------------------------------------------------
Net Assets                             $5.7 Million                 $5.5 Million
Net Asset Value Per Share                 $13.20                       $13.03

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/12
--------------------------------------------------------------------------------
7/31/11 TO 1/31/12**                1 YEAR               SINCE INCEPTION 8/01/10
        3.14%                        7.38%                        6.15%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
--------------------------------------------------------------------------------
1 YEAR                                                   SINCE INCEPTION 8/01/08
6.53%                                                              5.69%

--------------------------------------------------------------------------------
                         EXPENSE RATIO AS OF 7/31/11***
--------------------------------------------------------------------------------
BEFORE REIMBURSEMENT    1.62%                       AFTER REIMBURSEMENT    0.90%

*The USAA Income Fund Adviser Shares commenced operations on August 1, 2010.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

**TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

***USAA ASSET MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH DECEMBER 1, 2012, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE ADVISER SHARES OF THE FUND SO THAT THE TOTAL ANNUAL OPERATING EXPENSES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 0.90% OF THE ADVISER SHARES' AVERAGE DAILY NET ASSETS. THIS ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER DECEMBER 1, 2012.

THESE BEFORE AND AFTER REIMBURSEMENT ESTIMATED EXPENSE RATIOS ARE REPORTED IN THE ADVISER SHARES' PROSPECTUS DATED DECEMBER 1, 2011. THESE EXPENSE RATIOS WILL DIFFER FROM THE ADVISER SHARES' ACTUAL EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                     o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                   LIPPER A RATED BOND             USAA INCOME FUND             BARCLAYS CAPITAL U.S.
                      FUNDS INDEX                   ADVISOR SHARES              AGGREGATE BOND INDEX
07/31/10               $10,000.00                     $10,000.00                     $10,000.00
08/31/10                10,176.15                      10,162.09                      10,128.67
09/30/10                10,207.22                      10,236.32                      10,139.47
10/31/10                10,226.04                      10,297.51                      10,175.57
11/30/10                10,160.00                      10,243.44                      10,117.09
12/31/10                10,084.01                      10,151.81                      10,007.99
01/31/11                10,095.16                      10,186.50                      10,019.64
02/28/11                10,165.34                      10,232.86                      10,044.70
03/31/11                10,169.04                      10,260.68                      10,050.25
04/30/11                10,317.40                      10,373.18                      10,177.83
05/31/11                10,445.34                      10,493.60                      10,310.65
06/30/11                10,370.45                      10,459.46                      10,280.46
07/31/11                10,551.77                      10,605.46                      10,443.59
08/31/11                10,610.59                      10,678.79                      10,596.17
09/30/11                10,665.70                      10,670.09                      10,673.26
10/31/11                10,756.47                      10,725.79                      10,684.72
11/30/11                10,669.02                      10,710.40                      10,675.45
12/31/11                10,815.78                      10,814.83                      10,792.78
01/31/12                10,986.16                      10,938.11                      10,887.55

                                   [END CHART]

                         Data from 7/31/10 to 1/31/12.*

                     See page 10 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Fund Adviser Shares to the benchmarks.

*The performance of the Barclays Capital U.S. Aggregate Bond Index and the Lipper A Rated Bond Funds Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

14  | USAA INCOME FUND

================================================================================

                     o PORTFOLIO RATINGS MIX -- 1/31/2012 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                        35.4%
AA                                                                         12.4%
A                                                                          18.5%
BBB                                                                        25.0%
BELOW INVESTMENT-GRADE                                                      4.4%
SECURITIES WITH SHORT-TERM INVESTMENT-GRADE RATINGS                         4.0%
UNRATED                                                                     0.3%

                                   [END CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service (Moody's), Standard & Poor's Rating Services (S&P), Fitch Ratings Ltd. (Fitch), Dominion Bond Rating Service Ltd. (Dominion) and includes any related credit enhancements. Any of the Fund's securities that are not rated by these agencies appear in the chart above as "Unrated," but are monitored and evaluated by USAA Asset Management Company on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government are not rated but are treated as AAA for credit quality purposes. Securities included in the short-term investment grade ratings category are those that are ranked in the top two short-term credit ratings for the respective rating agency, (which are A-1 and A-2 for S&P and P-1 and P-2 for Moody's, F1 and F2 for Fitch, and R-1 and R-2 for Dominion). The below investment-grade category includes both long-term and short-term securities. Short-term ratings are generally assigned to those obligations considered short-term; such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 19-42.

* As of August 5, 2011, Standard & Poor's Ratings has downgraded U.S. Government securities from AAA to AA+.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

                         TOP 10 SECURITIES* -- 1/31/2012

--------------------------------------------------------------------------------

                                                                   COUPON RATE %    % OF NET ASSETS
                                                                   --------------------------------
U.S. Treasury Notes ............................................      3.63%                2.7%
U.S. Treasury Notes ............................................      3.50%                2.3%
U.S. Treasury Inflation-Indexed Notes ..........................      2.38%                1.9%
U.S. Treasury Notes ............................................      2.63%                1.6%
U.S. Treasury Bonds ............................................      3.88%                1.0%
U.S. Treasury Notes ............................................      3.38%                0.8%
U.S. Treasury Notes ............................................      2.63%                0.7%
U.S. Treasury Bonds ............................................      4.25%                0.7%
Landesbank Baden-Wuerttemberg ..................................      6.35%                0.5%
ProLogis, Inc., Series Q, 8.54%,
  cumulative redeemable, perpetual .............................      8.54%                0.5%

*Excludes money market instruments.

================================================================================

16  | USAA INCOME FUND

================================================================================

                         o PORTFOLIO MIX -- 1/31/2012 o

                          [PIE CHART OF PORTFOLIO MIX]

CORPORATE OBLIGATIONS                                                      34.5%
EURODOLLAR AND YANKEE OBLIGATIONS                                          17.4%
U.S. TREASURY SECURITIES                                                   11.6%
COMMERCIAL MORTGAGE SECURITIES                                              9.2%
ASSET-BACKED SECURITIES                                                     7.0%
MUNICIPAL BONDS                                                             6.4%
U.S. GOVERNMENT AGENCY ISSUES                                               5.3%
PREFERRED SECURITIES                                                        3.8%
MONEY MARKET INSTRUMENTS                                                    3.2%
COMMON STOCKS                                                               1.2%

                                   [END CHART]

Percentages are of net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  17

================================================================================

SHAREHOLDER VOTING RESULTS

--------------------------------------------------------------------------------

On November 10, 2011, a meeting of shareholders was held to vote on a number of proposals relating to certain USAA mutual funds. However, all shareholders of record on September 16, 2011, were entitled to vote on the proposal shown below. The proposal was approved by the shareholders.

PROPOSAL

Election of new members to the Funds' Board of Trustees including the re-election of Robert L. Mason, Ph.D. and Michael F. Reimherr became effective January 1, 2012.

                             NUMBER OF SHARES VOTING

--------------------------------------------------------------------------------
TRUSTEES                                  FOR                  VOTES WITHHELD
--------------------------------------------------------------------------------
Thomas F. Eggers                     6,660,811,393               63,843,596
Daniel S. McNamara                   6,665,041,690               59,613,299
Robert L. Mason, Ph.D.               6,673,454,396               51,200,593
Michael F. Reimherr                  6,655,017,938               69,637,051
Paul L. McNamara                     6,652,482,258               72,172,731
Barbara B. Ostdiek, Ph.D.            6,650,120,137               74,534,852

================================================================================

18  | USAA INCOME FUND

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)          SECURITY                                                           RATE       MATURITY        (000)
------------------------------------------------------------------------------------------------------------------
               CORPORATE OBLIGATIONS (34.5%)

               CONSUMER DISCRETIONARY (1.7%)
               -----------------------------
               AUTOMOBILE MANUFACTURERS (0.3%)
$   5,000      Ford Motor Credit Co. LLC                                          4.25%     2/03/2017   $    5,000
    5,000      Toyota Motor Credit Corp.                                          0.61(a)  11/15/2012        5,008
                                                                                                        ----------
                                                                                                            10,008
                                                                                                        ----------
               AUTOMOTIVE RETAIL (0.2%)
    5,000      O'Reilly Automotive, Inc.                                          4.63      9/15/2021        5,279
                                                                                                        ----------
               BROADCASTING (0.3%)
   10,000      NBC Universal Media LLC                                            5.15      4/30/2020       11,473
                                                                                                        ----------
               CABLE & SATELLITE (0.3%)
   10,000      Time Warner Cable, Inc.                                            6.75      7/01/2018       12,129
                                                                                                        ----------
               CASINOS & GAMING (0.2%)
    3,000      International Game Technology                                      7.50      6/15/2019        3,532
    5,000      Marina District Finance Co., Inc.                                  9.88      8/15/2018        4,700
                                                                                                        ----------
                                                                                                             8,232
                                                                                                        ----------
               DEPARTMENT STORES (0.1%)
    5,000      Macy's Retail Holdings, Inc.                                       5.35      3/15/2012        5,021
                                                                                                        ----------
               GENERAL MERCHANDISE STORES (0.1%)
    5,000      Dollar General Corp.(b)                                            3.14      7/07/2014        5,014
                                                                                                        ----------
               SPECIALTY STORES (0.2%)
    5,000      Staples, Inc.                                                      9.75      1/15/2014        5,733
                                                                                                        ----------
               Total Consumer Discretionary                                                                 62,889
                                                                                                        ----------
               CONSUMER STAPLES (2.0%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.4%)
   10,000      Archer-Daniels-Midland Co.                                         0.61(a)   8/13/2012       10,021
    4,000      Bunge Ltd. Finance Co.                                             8.50      6/15/2019        4,957
                                                                                                        ----------
                                                                                                            14,978
                                                                                                        ----------
               DRUG RETAIL (0.6%)
    8,694      CVS Caremark Corp.                                                 6.04     12/10/2028        9,251
    4,811      CVS Pass-Through Trust(c)                                          7.51      1/10/2032        5,733
    5,000      CVS Pass-Through Trust(c)                                          5.93      1/10/2034        5,319
                                                                                                        ----------
                                                                                                            20,303
                                                                                                        ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)          SECURITY                                                           RATE       MATURITY        (000)
------------------------------------------------------------------------------------------------------------------
               FOOD RETAIL (0.1%)
$   5,000      Kroger Co.                                                         5.50%     2/01/2013   $    5,217
                                                                                                        ----------
               HYPERMARKETS & SUPER CENTERS (0.1%)
    5,000      Costco Wholesale Corp.                                             5.30      3/15/2012        5,028
                                                                                                        ----------
               PACKAGED FOODS & MEAT (0.3%)
   10,000      General Mills, Inc.                                                0.81(a)   5/16/2014       10,002
                                                                                                        ----------
               PERSONAL PRODUCTS (0.1%)
    5,000      Prestige Brands Holdings, Inc.(b),(d)                              5.51     12/20/2018        5,039
                                                                                                        ----------
               SOFT DRINKS (0.4%)
    5,000      Coca Cola Co.                                                      0.51(a)   5/15/2012        5,004
    2,000      PepsiAmericas, Inc.                                                4.50      3/15/2013        2,083
    5,000      PepsiCo, Inc.                                                      7.90     11/01/2018        6,820
                                                                                                        ----------
                                                                                                            13,907
                                                                                                        ----------
               Total Consumer Staples                                                                       74,474
                                                                                                        ----------
               ENERGY (5.4%)
               -------------
               COAL & CONSUMABLE FUELS (0.3%)
    5,000      Peabody Energy Corp.(c)                                            6.00     11/15/2018        5,175
    4,000      Peabody Energy Corp.                                               6.50      9/15/2020        4,220
                                                                                                        ----------
                                                                                                             9,395
                                                                                                        ----------
               INTEGRATED OIL & GAS (0.2%)
    5,000      Hess Corp.                                                         8.13      2/15/2019        6,511
                                                                                                        ----------
               OIL & GAS DRILLING (0.4%)
    3,000      Nabors Industries, Inc.                                            9.25      1/15/2019        3,795
    5,000      Rowan Companies, Inc.                                              7.88      8/01/2019        5,966
    5,000      Transocean, Inc.                                                   5.25      3/15/2013        5,117
                                                                                                        ----------
                                                                                                            14,878
                                                                                                        ----------
               OIL & GAS EQUIPMENT & SERVICES (0.2%)
    5,000      Baker Hughes, Inc.                                                 7.50     11/15/2018        6,666
                                                                                                        ----------
               OIL & GAS EXPLORATION & PRODUCTION (1.3%)
    5,000      Anadarko Petroleum Corp.                                           6.13      3/15/2012        5,027
    5,000      Anadarko Petroleum Corp.                                           5.95      9/15/2016        5,746
   10,000      Chesapeake Energy Corp.                                            6.13      2/15/2021        9,900
    4,000      EQT Corp.                                                          8.13      6/01/2019        4,697
    5,000      Forest Oil Corp.                                                   7.25      6/15/2019        5,025
    3,000      Newfield Exploration Co.                                           5.75      1/30/2022        3,203
    5,000      Noble Energy, Inc.                                                 8.25      3/01/2019        6,341
    5,000      QEP Resources, Inc.                                                6.88      3/01/2021        5,438
    5,000      WPX Energy, Inc.(c)                                                5.25      1/15/2017        5,025
                                                                                                        ----------
                                                                                                            50,402
                                                                                                        ----------

================================================================================

20  | USAA INCOME FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)          SECURITY                                                           RATE       MATURITY        (000)
------------------------------------------------------------------------------------------------------------------
               OIL & GAS REFINING & MARKETING (0.2%)
$   5,000      Valero Energy Corp.(e)                                             9.38%     3/15/2019   $    6,389
                                                                                                        ----------
               OIL & GAS STORAGE & TRANSPORTATION (2.8%)
    5,000      DCP Midstream, LLC(c)                                              9.70     12/01/2013        5,664
    5,000      Enbridge Energy Partners, LP                                       5.35     12/15/2014        5,461
    4,000      Enbridge Energy Partners, LP                                       8.05     10/01/2037        4,314
    7,000      Energy Transfer Partners                                           5.20      2/01/2022        7,406
    3,000      Energy Transfer Partners, LP                                       9.00      4/15/2019        3,681
   10,000      Enterprise Products Operating, LLC                                 6.30      9/15/2017       11,821
    5,000      Enterprise Products Operating, LLC                                 5.20      9/01/2020        5,622
    5,000      Enterprise Products Operating, LP                                  7.03      1/15/2068        5,294
    5,000      NGPL PipeCo, LLC                                                   7.12     12/15/2017        4,466
    5,000      Nustar Logistics, LP                                               7.65      4/15/2018        5,997
    5,000      Oneok Partners, LP                                                 8.63      3/01/2019        6,438
    5,000      Plains All American Pipeline, LP                                   6.50      5/01/2018        5,885
    3,000      Plains All American Pipeline, LP                                   8.75      5/01/2019        3,871
    5,000      Sunoco Logistics Partners Operations, LP                           8.75      2/15/2014        5,573
   10,000      TC PipeLines, LP                                                   4.65      6/15/2021       10,540
    3,000      Transcontinental Gas Pipeline Corp.                                8.88      7/15/2012        3,108
   10,000      Western Gas Partners, LP                                           5.38      6/01/2021       10,593
                                                                                                        ----------
                                                                                                           105,734
                                                                                                        ----------
               Total Energy                                                                                199,975
                                                                                                        ----------
               FINANCIALS (12.2%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (1.0%)
   10,000      Bank of New York Mellon                                            0.71(a)   1/31/2014        9,986
    5,000      Bank of New York Mellon                                            2.40      1/17/2017        5,093
    2,950      Mellon Funding Corp.                                               0.61(a)   5/15/2014        2,932
   10,000      State Street Capital Trust III                                     5.54(a)           -(f)    10,032
    8,000      State Street Corp.                                                 0.88(a)   3/07/2014        7,931
                                                                                                        ----------
                                                                                                            35,974
                                                                                                        ----------
               CONSUMER FINANCE (1.4%)
   10,000      American Express Credit Corp.                                      1.42(a)   6/24/2014        9,858
   10,000      American Honda Finance Corp.(c)                                    7.63     10/01/2018       12,825
    5,000      Capital One Capital VI                                             8.88      5/15/2040        5,285
   10,000      Capital One Financial Corp.                                        4.75      7/15/2021       10,546
    3,000      ERAC USA Finance Co.(c)                                            6.38     10/15/2017        3,486
    5,000      Ford Motor Credit Co., LLC                                         3.88      1/15/2015        5,060
    5,000      Hillenbrand, Inc.                                                  5.50      7/15/2020        5,392
                                                                                                        ----------
                                                                                                            52,452
                                                                                                        ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)          SECURITY                                                           RATE       MATURITY        (000)
------------------------------------------------------------------------------------------------------------------
               DIVERSIFIED BANKS (0.4%)
$   5,000      Charter One Bank NA                                                6.38%    5/15/2012    $    5,054
   10,000      Societe Generale NY                                                0.78(a)  2/03/2012        10,000
                                                                                                        ----------
                                                                                                            15,054
                                                                                                        ----------
               LIFE & HEALTH INSURANCE (1.5%)
   10,000      Forethought Financial Group(c)                                     8.63     4/15/2021        10,171
    5,000      Great-West Life & Annuity Insurance Co.(c)                         7.15     5/16/2046         4,975
    5,000      MetLife Global Funding I(c)                                        1.08(a)  4/10/2012         5,001
   10,000      New York Life Global Funding(c)                                    0.84(a)  4/04/2014         9,912
   10,000      New York Life Global Funding(c)                                    1.30     1/12/2015        10,051
    4,000      Ohio National Financial Services, Inc.(c)                          6.38     4/30/2020         4,577
    5,000      Ohio National Financial Services, Inc.(c)                          6.63     5/01/2031         5,737
    5,000      Prudential Holdings, LLC(c)                                        7.25    12/18/2023         5,831
                                                                                                        ----------
                                                                                                            56,255
                                                                                                        ----------
               MULTI-LINE INSURANCE (0.1%)
    5,000      HCC Insurance Holdings, Inc.                                       6.30    11/15/2019         5,610
                                                                                                        ----------
               OTHER DIVERSIFIED FINANCIAL SERVICES (1.2%)
    6,000      Bank of America Corp.                                              8.00             -(f)      5,934
    1,509      Bank of America Corp.                                              5.63    10/14/2016         1,562
    5,000      Bank of America Corp.                                              6.10     6/15/2017         5,078
   10,000      Citigroup, Inc.                                                    4.45     1/10/2017        10,438
    5,000      Countrywide Financial Corp.                                        5.80     6/07/2012         5,059
    9,000      General Electric Capital Corp.                                     6.38    11/15/2067         8,977
    3,000      JPMorgan Chase & Co.                                               7.90             -(f)      3,261
    2,610      JPMorgan Chase Bank NA                                             6.00    10/01/2017         2,902
                                                                                                        ----------
                                                                                                            43,211
                                                                                                        ----------
               PROPERTY & CASUALTY INSURANCE (1.7%)
    1,000      Assured Guaranty U.S. Holdings, Inc.                               6.40    12/15/2066           755
   15,000      Berkshire Hathaway Finance Corp.                                   4.85     1/15/2015        16,757
   10,000      Berkshire Hathaway, Inc.                                           0.62(a)  2/10/2012        10,001
   10,000      Chubb Corp.                                                        6.38     3/29/2067        10,250
   10,000      Ironshore Holdings, Inc.(c)                                        8.50     5/15/2020        10,861
    9,000      Progressive Corp.                                                  6.70     6/15/2037         9,235
    5,000      Travelers Companies, Inc.                                          6.25     3/15/2037         4,955
                                                                                                        ----------
                                                                                                            62,814
                                                                                                        ----------
               REGIONAL BANKS (1.0%)
    8,935      BB&T Capital Trust IV                                              6.82     6/12/2057         9,058
   10,000      BB&T Corp.                                                         1.25(a)  4/28/2014         9,961
    5,000      Chittenden Corp.                                                   5.80     2/14/2017         5,007
    8,000      Hudson United Bank                                                 7.00     5/15/2012         8,125
    6,000      Huntington Bancshares, Inc.                                        7.00    12/15/2020         6,883
                                                                                                        ----------
                                                                                                            39,034
                                                                                                        ----------

================================================================================

22  | USAA INCOME FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)          SECURITY                                                           RATE       MATURITY        (000)
------------------------------------------------------------------------------------------------------------------
               REINSURANCE (0.3%)
$  10,000      Alterra Finance, LLC                                               6.25%     9/30/2020   $   10,596
                                                                                                        ----------
               REITs - DIVERSIFIED (0.4%)
    5,000      Liberty Property, LP                                               6.63     10/01/2017        5,731
   10,000      Wells Operating Partnership II, LP                                 5.88      4/01/2018       10,305
                                                                                                        ----------
                                                                                                            16,036
                                                                                                        ----------
               REITs - INDUSTRIAL (0.3%)
    5,000      AMB Property, LP                                                   6.30      6/01/2013        5,207
    5,000      ProLogis, Inc.                                                     7.38     10/30/2019        5,870
                                                                                                        ----------
                                                                                                            11,077
                                                                                                        ----------
               REITs - OFFICE (1.0%)
    5,000      BioMed Realty, LP                                                  3.85      4/15/2016        4,972
    5,000      BioMed Realty, LP(c)                                               6.13      4/15/2020        5,523
   10,000      Boston Properties, Inc.                                            5.88     10/15/2019       11,569
    5,000      HRPT Properties Trust                                              5.75     11/01/2015        5,297
    1,681      Mack-Cali Realty, LP                                               5.80      1/15/2016        1,822
    3,000      Mack-Cali Realty, LP                                               7.75      8/15/2019        3,675
    6,000      Reckson Operating Partnership, LP                                  5.88      8/15/2014        6,273
                                                                                                        ----------
                                                                                                            39,131
                                                                                                        ----------
               REITs - RESIDENTIAL (0.2%)
    7,000      UDR, Inc.                                                          4.63      1/10/2022        7,332
                                                                                                        ----------
               REITs - RETAIL (0.8%)
    2,500      Developers Diversified Realty Corp.                                7.50      7/15/2018        2,792
   10,000      Equity One, Inc.                                                   6.25     12/15/2014       10,652
    3,000      Federal Realty Investment Trust                                    5.90      4/01/2020        3,306
    5,000      National Retail Properties, Inc.                                   6.88     10/15/2017        5,689
    2,000      Regency Centers, LP                                                6.00      6/15/2020        2,285
    5,000      Weingarten Realty Investors                                        4.86      1/15/2014        5,199
                                                                                                        ----------
                                                                                                            29,923
                                                                                                        ----------
               REITs - SPECIALIZED (0.6%)
    4,000      Entertainment Properties Trust                                     7.75      7/15/2020        4,333
   10,000      Health Care REIT, Inc.                                             6.13      4/15/2020       10,946
    5,000      Nationwide Health Properties, Inc.                                 6.25      2/01/2013        5,175
    2,000      Ventas Realty, LP                                                  6.75      4/01/2017        2,073
                                                                                                        ----------
                                                                                                            22,527
                                                                                                        ----------
               THRIFTS & MORTGAGE FINANCE (0.3%)
   10,000      First Niagara Financial Group                                      7.25     12/15/2021       10,437
                                                                                                        ----------
               Total Financials                                                                            457,463
                                                                                                        ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)          SECURITY                                                           RATE       MATURITY        (000)
------------------------------------------------------------------------------------------------------------------
               HEALTH CARE (1.0%)
               ------------------
               LIFE SCIENCES TOOLS & SERVICES (0.1%)
$   2,500      Thermo Fisher Scientific, Inc.                                      5.00%    6/01/2015   $    2,811
                                                                                                        ----------
               MANAGED HEALTH CARE (0.2%)
    5,000      Highmark, Inc.(c)                                                   6.80     8/15/2013        5,326
                                                                                                        ----------
               PHARMACEUTICALS (0.7%)
   10,000      Genentech, Inc.                                                     4.75     7/15/2015       11,220
    4,000      Hospira, Inc.                                                       6.40     5/15/2015        4,373
    5,000      Mylan, Inc.(c)                                                      7.88     7/15/2020        5,575
    5,000      Roche Holdings, Inc.(c)                                             6.00     3/01/2019        6,166
                                                                                                        ----------
                                                                                                            27,334
                                                                                                        ----------
               Total Health Care                                                                            35,471
                                                                                                        ----------
               INDUSTRIALS (2.5%)
               ------------------
               AIRLINES (0.4%)
    3,334      America West Airlines, Inc. Pass-Through Trust                      6.87     1/02/2017        3,275
    2,245      American Airlines, Inc. Pass-Through Trust                         10.38     7/02/2019        2,436
    4,424      Continental Airlines, Inc. Pass-Through Trust                       9.00     7/08/2016        5,054
    4,839      US Airways Group, Inc. Pass-Through Trust                           6.25     4/22/2023        4,621
                                                                                                        ----------
                                                                                                            15,386
                                                                                                        ----------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.1%)
    6,000      Caterpillar, Inc.                                                   0.58(a) 11/21/2012        6,015
   10,000      John Deere Capital Corp.(e)                                         5.10     1/15/2013       10,439
   10,000      John Deere Capital Corp.                                            0.72(a)  7/15/2013       10,030
    5,000      John Deere Capital Corp.                                            0.75(a)  3/03/2014        5,011
    5,000      Paccar, Inc.                                                        6.88     2/15/2014        5,621
    2,494      Terex Corp.(b)                                                      5.50     4/28/2017        2,512
                                                                                                        ----------
                                                                                                            39,628
                                                                                                        ----------
               INDUSTRIAL CONGLOMERATES (0.3%)
   10,000      Danaher Corp.                                                       5.63     1/15/2018       12,033
                                                                                                        ----------
               INDUSTRIAL MACHINERY (0.0%)
    1,500      SPX Corp.                                                           6.88     9/01/2017        1,680
                                                                                                        ----------
               RAILROADS (0.7%)
    2,058      CSX Transportation, Inc.                                            9.75     6/15/2020        2,843
    2,842      Norfolk Southern Railway Co.(e)                                     9.75     6/15/2020        4,012
   10,000      TTX Co.(c)                                                          5.40     2/15/2016       11,247
    5,000      Union Pacific Corp.                                                 7.88     1/15/2019        6,615
                                                                                                        ----------
                                                                                                            24,717
                                                                                                        ----------
               Total Industrials                                                                            93,444
                                                                                                        ----------

================================================================================

24  | USAA INCOME FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)          SECURITY                                                           RATE       MATURITY        (000)
------------------------------------------------------------------------------------------------------------------
               INFORMATION TECHNOLOGY (0.9%)
               -----------------------------
               COMMUNICATIONS EQUIPMENT (0.4%)
$  10,000      Cisco Systems, Inc.                                                0.79%(a)  3/14/2014   $   10,022
    5,000      Harris Corp.                                                       5.95     12/01/2017        5,715
                                                                                                        ----------
                                                                                                            15,737
                                                                                                        ----------
               ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
    5,000      FLIR Systems, Inc.                                                 3.75      9/01/2016        5,013
                                                                                                        ----------
               IT CONSULTING & OTHER SERVICES (0.2%)
    5,000      IBM Corp.                                                          7.63     10/15/2018        6,836
                                                                                                        ----------
               OFFICE ELECTRONICS (0.2%)
    7,000      Xerox Corp.                                                        1.28(a)   5/16/2014        6,915
                                                                                                        ----------
               Total Information Technology                                                                 34,501
                                                                                                        ----------
               MATERIALS (2.7%)
               ----------------
               CONSTRUCTION MATERIALS (0.2%)
    7,000      Lafarge North America, Inc.                                        6.88      7/15/2013        7,281
                                                                                                        ----------
               DIVERSIFIED CHEMICALS (0.3%)
    5,000      Chevron Phillips Chemical Co., LP(c)                               7.00      6/15/2014        5,669
    5,000      Dow Chemical Co.(e)                                                7.60      5/15/2014        5,683
                                                                                                        ----------
                                                                                                            11,352
                                                                                                        ----------
               METAL & GLASS CONTAINERS (0.7%)
   10,000      Ball Corp.(e)                                                      6.63      3/15/2018       10,325
    3,883      Greif, Inc.                                                        6.75      2/01/2017        4,116
   10,802      Reynolds Group Holdings, Inc.(b)                                   6.50      8/09/2018       10,856
                                                                                                        ----------
                                                                                                            25,297
                                                                                                        ----------
               PAPER PACKAGING (0.2%)
   10,000      Sealed Air Corp.(c)                                                6.88      7/15/2033        9,402
                                                                                                        ----------
               PAPER PRODUCTS (0.3%)
    2,000      Clearwater Paper Corp.                                             7.13     11/01/2018        2,125
   10,000      International Paper Co.                                            7.40      6/15/2014       11,126
                                                                                                        ----------
                                                                                                            13,251
                                                                                                        ----------
               SPECIALTY CHEMICALS (0.8%)
    5,000      Cytec Industries, Inc.                                             8.95      7/01/2017        6,035
    5,000      Lubrizol Corp.                                                     8.88      2/01/2019        6,925
   15,000      RPM International, Inc.                                            6.13     10/15/2019       16,695
                                                                                                        ----------
                                                                                                            29,655
                                                                                                        ----------
               STEEL (0.2%)
    5,000      Allegheny Technologies, Inc.                                       9.38      6/01/2019        6,453
                                                                                                        ----------
               Total Materials                                                                             102,691
                                                                                                        ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)          SECURITY                                                           RATE       MATURITY        (000)
------------------------------------------------------------------------------------------------------------------
               TELECOMMUNICATION SERVICES (0.7%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.5%)
$   8,409      Frontier Communications Corp.                                      7.88%     1/15/2027   $    7,358
    5,000      Qwest Communications International                                 7.13      4/01/2018        5,375
    5,000      Qwest Corp.                                                        6.75     12/01/2021        5,559
                                                                                                        ----------
                                                                                                            18,292
                                                                                                        ----------
               WIRELESS TELECOMMUNICATION SERVICES (0.2%)
    5,000      Verizon Wireless Capital, LLC                                      8.50     11/15/2018        6,980
                                                                                                        ----------
               Total Telecommunication Services                                                             25,272
                                                                                                        ----------
               UTILITIES (5.4%)
               ----------------
               ELECTRIC UTILITIES (2.6%)
    5,000      AmerenIP                                                           9.75     11/15/2018        6,663
    5,000      Cleveland Electric Illuminating Co.                                8.88     11/15/2018        6,744
    3,500      Duquesne Light Holdings(c)                                         5.90     12/01/2021        3,734
    1,159      FPL Energy American Wind(c)                                        6.64      6/20/2023        1,204
    5,000      FPL Group Capital, Inc.                                            0.84(a)  11/09/2012        4,991
    5,000      FPL Group Capital, Inc.                                            7.30      9/01/2067        5,271
    5,000      Gulf Power Co.                                                     4.90     10/01/2014        5,313
    5,000      Nevada Power Co.                                                   7.13      3/15/2019        6,350
   10,000      Northern States Power Co.                                          8.00      8/28/2012       10,411
    5,000      Oglethorpe Power Corp.                                             6.10      3/15/2019        6,083
    5,000      Otter Tail Corp.                                                   9.00     12/15/2016        5,375
    5,000      PPL Energy Supply, LLC                                             6.20      5/15/2016        5,599
    5,000      Southern California Edison                                         6.25      8/01/2049        5,114
    5,307      Tristate General & Transport Association(c)                        6.04      1/31/2018        5,846
    9,000      Union Electric Co.                                                 6.70      2/01/2019       11,068
   10,000      West Penn Power Co.                                                6.63      4/15/2012       10,120
                                                                                                        ----------
                                                                                                            99,886
                                                                                                        ----------
               GAS UTILITIES (1.5%)
    8,000      AGL Capital Corp.                                                  6.38      7/15/2016        9,369
    4,000      Atmos Energy Corp.                                                 8.50      3/15/2019        5,331
   10,000      Florida Gas Transmission Co.(c)                                    5.45      7/15/2020       11,046
    8,000      Gulfstream Natural Gas Systems, LLC(c)                             5.56     11/01/2015        8,908
   10,000      National Fuel Gas Co.                                              4.90     12/01/2021       10,404
    5,000      Questar Pipeline Co.                                               5.83      2/01/2018        5,850
    5,000      Southern Star Central Gas Pipeline, Inc.(c)                        6.00      6/01/2016        5,675
                                                                                                        ----------
                                                                                                            56,583
                                                                                                        ----------
               MULTI-UTILITIES (1.1%)
    5,000      Black Hills Corp.                                                  9.00      5/15/2014        5,651
    5,000      Black Hills Corp.                                                  5.88      7/15/2020        5,675
    5,000      CenterPoint Energy Houston Electric, LLC                           7.00      3/01/2014        5,605

================================================================================

26  | USAA INCOME FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)          SECURITY                                                           RATE       MATURITY        (000)
------------------------------------------------------------------------------------------------------------------
$   5,000      NiSource, Inc.                                                     10.75%    3/15/2016   $    6,516
    5,000      Northwestern Corp.                                                  6.34     4/01/2019        5,934
    5,000      Puget Sound Energy, Inc.                                            6.97     6/01/2067        5,029
    5,000      South Carolina Electric & Gas Co.                                   5.30     5/15/2033        5,780
                                                                                                        ----------
                                                                                                            40,190
                                                                                                        ----------
               WATER UTILITIES (0.2%)
    5,475      American Water Capital Corp.                                        6.09    10/15/2017        6,468
                                                                                                        ----------
               Total Utilities                                                                             203,127
                                                                                                        ----------
               Total Corporate Obligations (cost: $1,176,827)                                            1,289,307
                                                                                                        ----------
               EURODOLLAR AND YANKEE OBLIGATIONS (17.4%)

               CONSUMER DISCRETIONARY (0.2%)
               -----------------------------
               HOTELS, RESORTS & CRUISE LINES (0.2%)
    5,328      Royal Caribbean Cruises Ltd.                                        6.88    12/01/2013        5,674
                                                                                                        ----------
               CONSUMER STAPLES (0.5%)
               -----------------------
               BREWERS (0.2%)
   10,000      SABMiller plc(c)                                                    2.45     1/15/2017       10,227
                                                                                                        ----------
               DISTILLERS & VINTNERS (0.3%)
   10,000      Pernod Ricard SA(c)                                                 4.25     7/15/2022       10,342
                                                                                                        ----------
               Total Consumer Staples                                                                       20,569
                                                                                                        ----------
               ENERGY (1.5%)
               -------------
               INTEGRATED OIL & GAS (0.1%)
    4,000      Husky Energy, Inc.                                                  7.25    12/15/2019        5,046
                                                                                                        ----------
               OIL & GAS DRILLING (0.3%)
   10,000      Noble Holding International Ltd.                                    4.90     8/01/2020       10,755
                                                                                                        ----------
               OIL & GAS EQUIPMENT & SERVICES (0.2%)
    5,000      Weatherford International Ltd.                                      9.63     3/01/2019        6,708
                                                                                                        ----------
               OIL & GAS EXPLORATION & PRODUCTION (0.6%)
    5,000      Canadian Natural Resources Ltd.                                     5.70     5/15/2017        5,985
    3,500      Talisman Energy, Inc.                                               7.75     6/01/2019        4,387
   10,000      Woodside Finance Ltd.(c)                                            8.75     3/01/2019       12,733
                                                                                                        ----------
                                                                                                            23,105
                                                                                                        ----------
               OIL & GAS REFINING & MARKETING (0.3%)
    5,000      GS Caltex Corp.                                                     7.25     7/02/2013        5,318
    5,000      GS Caltex Corp.(c)                                                  5.50    10/15/2015        5,360
                                                                                                        ----------
                                                                                                            10,678
                                                                                                        ----------
               Total Energy                                                                                 56,292
                                                                                                        ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)          SECURITY                                                           RATE       MATURITY        (000)
------------------------------------------------------------------------------------------------------------------
               FINANCIALS (10.0%)
               ------------------
               DIVERSIFIED BANKS (7.0%)
$   6,000      Banco Santander Chile(c)                                           5.38%    12/09/2014   $    6,296
    7,000      Bank of Montreal                                                   1.02(a)   4/29/2014        6,996
   10,000      Bank of Montreal(c)                                                2.85      6/09/2015       10,579
   10,000      Bank of Montreal                                                   2.50      1/11/2017       10,170
   10,000      Bank of Nova Scotia                                                0.76(a)  10/26/2012       10,032
   10,000      Bank of Nova Scotia                                                1.85      1/12/2015       10,195
    5,000      Barclays Bank plc(c)                                               6.05     12/04/2017        5,065
    5,000      BNP Paribas(c)                                                     7.20              -(f)     4,000
    5,000      Canadian Imperial Bank                                             0.63(a)   5/04/2012        5,002
    5,000      Canadian Imperial Bank(c)                                          2.00      2/04/2013        5,072
    5,000      Canadian Imperial Bank(c)                                          7.26      4/10/2032        6,110
   10,000      Commonwealth Bank of Australia                                     1.29(a)   6/14/2013       10,004
   10,000      Commonwealth Bank of Australia(c)                                  1.29(a)   3/17/2014        9,838
   10,000      Danske Bank A/S (NBGA)                                             0.86(a)   5/24/2012        9,996
   10,000      DNB Nor Boligkreditt AS(c)                                         2.90      3/29/2016       10,338
    5,000      HSBC Bank plc                                                      1.06(a)           -(f)     2,375
   20,000      Landesbank Baden-Wuerttemberg                                      6.35      4/01/2012       20,145
   10,000      LBG Capital No.1 plc                                               8.00              -(f)     8,050
   10,000      National Australia Bank(c)                                         1.30(a)   4/11/2014        9,863
    5,000      National Australia Bank Ltd.(c)                                    1.51(a)   7/25/2014        4,970
   15,000      Nordea Bank AB(c)                                                  5.25     11/30/2012       15,461
    5,000      Nordea Bank AB(c)                                                  1.47(a)   1/14/2014        4,925
   10,000      Rabobank Group                                                     3.38      1/19/2017       10,304
   10,000      Royal Bank of Canada                                               1.25(a)  10/30/2014       10,005
    5,000      Standard Chartered Bank(c)                                         6.40      9/26/2017        5,429
   10,000      Sumitomo Mitsui Banking Corp.(c)                                   1.51(a)   7/22/2014       10,040
   10,000      Swedbank Hypotek AB(c)                                             1.02(a)   3/28/2014        9,843
   10,000      Westpac Banking Corp.(c)                                           1.80(a)   1/30/2014       10,006
   10,000      Westpac Banking Corp.(c)                                           1.31(a)   3/31/2014        9,859
   10,000      Westpac Banking Corp.(c)                                           2.45     11/28/2016        9,997
                                                                                                        ----------
                                                                                                           260,965
                                                                                                        ----------
               DIVERSIFIED CAPITAL MARKETS (0.4%)
    5,000      Credit Suisse Group, AG                                            5.50      5/01/2014        5,337
   10,000      UBS AG London(c)                                                   1.88      1/23/2015        9,971
                                                                                                        ----------
                                                                                                            15,308
                                                                                                        ----------
               MULTI-LINE INSURANCE (0.4%)
    3,000      Oil Insurance Ltd.(c)                                              3.56(a)           -(f)     2,713
   15,000      ZFS Finance USA Trust II(c)                                        6.45     12/15/2065       14,250
                                                                                                        ----------
                                                                                                            16,963
                                                                                                        ----------

================================================================================

28  | USAA INCOME FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)          SECURITY                                                           RATE       MATURITY        (000)
------------------------------------------------------------------------------------------------------------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
$   5,000      ING Capital Funding Trust III                                      4.18%(a)          -(f)$    4,018
                                                                                                        ----------
               PROPERTY & CASUALTY INSURANCE (0.5%)
    5,000      Catlin Insurance Co. Ltd.(c)                                       7.25              -(f)     4,387
   10,000      QBE Capital Funding III, LP(c)                                     7.25      5/24/2041        8,858
    5,000      XL Capital Ltd.                                                    6.50              -(f)     4,219
                                                                                                        ----------
                                                                                                            17,464
                                                                                                        ----------
               REGIONAL BANKS (0.6%)
    5,000      Glitnir Banki hf, acquired 9/20/2007;
                cost $4,989(c),(g),(h)                                            6.38      9/25/2012        1,287
    5,000      Kaupthing Bank hf, acquired 6/22/2006;
                cost $4,942(c),(g),(i),(h)                                        7.13      5/19/2016            -
   10,000      Toronto Dominion Bank                                              0.74(a)   7/26/2013       10,024
    2,500      Toronto Dominion Bank                                              0.87(a)   7/14/2014        2,479
   10,000      Vestjysk Bank A/S (NBGA)(c)                                        1.11(a)   6/17/2013       10,048
                                                                                                        ----------
                                                                                                            23,838
                                                                                                        ----------
               REITs - RETAIL (0.4%)
    4,000      WEA Finance, LLC(c)                                                5.40     10/01/2012        4,102
   10,000      Westfield Capital Corp.(c)                                         5.13     11/15/2014       10,633
                                                                                                        ----------
                                                                                                            14,735
                                                                                                        ----------
               SOVEREIGN DEBT (0.3%)
   10,000      Kommunalbanken A/S (NBGA)(c)                                       0.66(a)  10/21/2013        9,991
                                                                                                        ----------
               THRIFTS & MORTGAGE FINANCE (0.3%)
   10,000      Stadshypotek AB(c)                                                 1.13(a)   9/30/2013        9,993
                                                                                                        ----------
               Total Financials                                                                            373,275
                                                                                                        ----------
               GOVERNMENT (1.5%)
               -----------------
               FOREIGN GOVERNMENT (1.5%)
   10,000      Arbejdernes Landsbank (NBGA)(c)                                    1.13(a)   7/09/2013       10,051
    7,000      Finance For Danish Industry A/S (NBGA)(c)                          0.72(a)   8/17/2012        7,014
   25,000      Region of Lombardy(e)                                              5.80     10/25/2032       18,221
   10,000      Republic of Poland                                                 5.25      1/15/2014       10,575
   10,000      Royal Bank of Scotland Group plc (NBGA)(c)                         0.78(a)   3/30/2012       10,000
                                                                                                        ----------
               Total Government                                                                             55,861
                                                                                                        ----------
               HEALTH CARE (0.3%)
               ------------------
               PHARMACEUTICALS (0.3%)
    5,000      Teva Pharmaceutical Finance III B.V.                               1.07(a)   3/21/2014        5,000
    5,000      Teva Pharmaceutical Finance Co., B.V.                              1.34(a)  11/08/2013        5,039
                                                                                                        ----------
               Total Health Care                                                                            10,039
                                                                                                        ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)          SECURITY                                                           RATE       MATURITY        (000)
------------------------------------------------------------------------------------------------------------------
               INDUSTRIALS (0.4%)
               ------------------
               AIRPORT SERVICES (0.3%)
$  10,000      BAA Funding Ltd.(c)                                                4.88%     7/15/2021   $   10,110
                                                                                                        ----------
               INDUSTRIAL MACHINERY (0.1%)
    1,500      Ingersoll Rand Co.                                                 9.00      8/15/2021        2,064
    3,000      Ingersoll-Rand GL Holding Co.                                      9.50      4/15/2014        3,480
                                                                                                        ----------
                                                                                                             5,544
                                                                                                        ----------
               Total Industrials                                                                            15,654
                                                                                                        ----------
               INFORMATION TECHNOLOGY (0.1%)
               -----------------------------
               SEMICONDUCTORS (0.1%)
    5,000      NXP BV/NXP Funding, LLC(c)                                         9.75      8/01/2018        5,613
                                                                                                        ----------
               MATERIALS (2.4%)
               ----------------
               CONSTRUCTION MATERIALS (0.6%)
   10,000      CRH America, Inc.                                                  6.00      9/30/2016       10,937
   10,000      Holcim US Finance                                                  6.00     12/30/2019       10,447
                                                                                                        ----------
                                                                                                            21,384
                                                                                                        ----------
               DIVERSIFIED METALS & MINING (0.6%)
    5,000      Glencore Funding, LLC(c)                                           6.00      4/15/2014        5,236
    3,000      Noranda, Inc.                                                      6.00     10/15/2015        3,311
    5,000      Rio Tinto Finance (USA) Ltd.                                       9.00      5/01/2019        6,968
    2,034      Xstrata Canada Corp.                                               5.38      6/01/2015        2,230
    5,000      Xstrata Finance Canada Ltd.(c)                                     2.85     11/10/2014        5,101
                                                                                                        ----------
                                                                                                            22,846
                                                                                                        ----------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
    8,000      Yara International ASA(c)                                          5.25     12/15/2014        8,631
    2,000      Yara International ASA(c)                                          7.88      6/11/2019        2,507
                                                                                                        ----------
                                                                                                            11,138
                                                                                                        ----------
               GOLD (0.3%)
   10,000      Barrick NA Finance, LLC                                            6.80      9/15/2018       12,328
                                                                                                        ----------
               METAL & GLASS CONTAINERS (0.3%)
   10,000      Ardagh Packaging Finance plc(c)                                    7.38     10/15/2017       10,500
                                                                                                        ----------
               PAPER PRODUCTS (0.1%)
    5,000      Mercer International, Inc.                                         9.50     12/01/2017        5,206
                                                                                                        ----------
               STEEL (0.2%)
    1,000      Aperam(c)                                                          7.38      4/01/2016          880
    5,000      ArcelorMittal                                                      9.00      2/15/2015        5,727
                                                                                                        ----------
                                                                                                             6,607
                                                                                                        ----------
               Total Materials                                                                              90,009
                                                                                                        ----------

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30  | USAA INCOME FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)          SECURITY                                                           RATE       MATURITY        (000)
------------------------------------------------------------------------------------------------------------------
               UTILITIES (0.5%)
               ----------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
$  10,200      Transalta Corp.                                                    6.65%     5/15/2018   $   12,038
                                                                                                        ----------
               MULTI-UTILITIES (0.2%)
    5,000      Veolia Environnement                                               6.00      6/01/2018        5,587
                                                                                                        ----------
               Total Utilities                                                                              17,625
                                                                                                        ----------
               Total Eurodollar and Yankee Obligations (cost: $641,831)                                    650,611
                                                                                                        ----------
               ASSET-BACKED SECURITIES (7.0%)

               ASSET-BACKED FINANCING (7.0%)
    4,178      Access Group, Inc.                                                 0.82(a)   4/25/2029        3,942
   10,000      AESOP Funding II, LLC(c)                                           9.31     10/20/2013       10,368
    6,000      AESOP Funding II, LLC                                              5.68      2/20/2014        6,209
   10,000      AESOP Funding II, LLC(c)                                           3.41     11/20/2016       10,279
    4,000      AmeriCredit Automobile Receivables Trust                           3.72     11/17/2014        4,073
    3,100      AmeriCredit Automobile Receivables Trust                           2.76      5/09/2016        3,151
    3,000      Arkle Master Issuer plc(c)                                         1.87(a)   5/17/2060        3,000
   10,000      Arran Residential Mortgages Funding plc                            1.93     11/19/2047        9,963
      400      Bank of America Securities Auto Trust(c)                           2.13      9/15/2013          401
    5,000      Bank One Issuance Trust                                            1.08(a)   2/15/2017        4,962
    3,258      Centre Point Funding, LLC(c)                                       5.43      7/20/2015        3,437
    5,000      Chase Issuance Trust                                               5.12     10/15/2014        5,165
    5,000      Citibank Credit Card Issuance Trust                                5.10     11/20/2017        5,770
    2,000      Citibank Credit Card Issuance Trust                                5.35      2/07/2020        2,414
    1,091      CPS Auto Receivables Trust (INS)                                   6.48      7/15/2013        1,108
    3,351      Credit Acceptance Auto Loan Trust(c)                               5.68      5/15/2017        3,400
   10,000      Enterprise Fleet Financing, LLC(c)                                 1.43     10/20/2016       10,005
   10,000      Enterprise Fleet Financing, LLC(c)                                 1.62      5/20/2017       10,025
    1,224      Ford Credit Auto Owner Trust                                       2.03(a)   4/15/2013        1,228
   10,000      Fosse Master Issuer plc(c)                                         1.96(a)  10/18/2054        9,990
    2,900      GE Capital Credit Card Master Note Trust                           0.47(a)   3/15/2015        2,898
   10,000      GE Equipment Small Ticket LLC(c)                                   1.14      6/23/2014       10,031
   15,000      General Electric Capital Corp.                                     0.77     10/21/2013       14,954
   10,000      Gracechurch Mortgage Financing plc(c)                              2.03(a)  11/20/2056       10,008
   10,000      Hertz Vehicle Financing, LLC(c)                                    5.93      3/25/2016       10,893
   10,000      Holmes Master Issuer plc(c)                                        1.97(a)  10/15/2054        9,992
    5,000      Holmes Master Issuer plc(c)                                        2.12(a)  10/21/2054        4,999
      628      Huntington Auto Trust(c)                                           5.64      2/15/2013          630
    5,000      MMAF Equipment Finance, LLC(c)                                     0.90      4/15/2014        5,001
   10,000      Permanent Master Issuer plc(c)                                     1.97(a)   7/15/2042        9,977
   15,000      Permanent Master Issuer plc(c)                                     2.12(a)   7/15/2042       14,992
    2,625      Prestige Auto Receivables Trust "A"(c)                             5.67      4/15/2017        2,710

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)          SECURITY                                                           RATE       MATURITY        (000)
------------------------------------------------------------------------------------------------------------------
$   5,789      Prestige Auto Receivables Trust "B"                                2.87%     7/16/2018   $    5,861
   10,000      Rental Car Finance Corp.(c)                                        0.42(a)   7/25/2013        9,926
    4,150      Rental Car Finance Corp.(c)                                        4.38      2/25/2016        4,229
   10,000      Santander Drive Auto Receivables Trust                             1.04      4/15/2014        9,999
    2,665      Santander Drive Auto Receivables Trust(c)                          1.48      5/15/2017        2,653
    3,986      SLM Student Loan Trust                                             1.11(a)  10/25/2038        3,291
    9,250      SLM Student Loan Trust                                             0.79(a)   1/25/2041        6,429
    4,382      Volkswagen Auto Loan Enhanced Trust                                6.24      7/20/2015        4,491
    5,000      Volvo Financial Equipment, LLC(c)                                  2.99      5/15/2017        5,033
    4,666      Westlake Automobile Receivables Trust(c)                           1.08      7/15/2013        4,666
                                                                                                        ----------
               Total Asset-Backed Securities (cost: $256,342)                                              262,553
                                                                                                        ----------
               COMMERCIAL MORTGAGE SECURITIES (9.2%)

               COMMERCIAL MORTGAGE-BACKED SECURITIES (9.2%)
    9,980      Banc of America Commercial Mortgage, Inc.                          4.65      9/11/2036       10,213
    5,125      Banc of America Commercial Mortgage, Inc.                          5.36     11/10/2042        5,240
    5,000      Banc of America Commercial Mortgage, Inc.                          6.05      7/10/2044        4,897
    8,562      Banc of America Commercial Mortgage, Inc.                          5.90      5/10/2045        9,037
    7,000      Banc of America Commercial Mortgage, Inc.                          5.33     10/10/2045        6,539
    6,407      Banc of America Commercial Mortgage, Inc.                          5.37      9/10/2047        6,514
    5,008      Bear Stearns Commercial Mortgage Securities, Inc.(c)               6.00      6/16/2030        5,173
    9,379      Bear Stearns Commercial Mortgage Securities, Inc.                  5.62      3/11/2039        9,732
    4,620      Bear Stearns Commercial Mortgage Securities, Inc.                  5.00      3/13/2040        4,480
    8,000      Bear Stearns Commercial Mortgage Securities, Inc.                  4.99      9/11/2042        7,733
   10,000      Citigroup Commercial Mortgage Trust                                5.40      7/15/2044        9,893
    5,000      Citigroup Commercial Mortgage Trust(c)                             4.83      9/20/2051        5,094
   12,000      Commercial Mortgage Trust                                          5.12      6/10/2044       13,336
    3,000      Credit Suisse Commercial Mortgage Trust                            5.59      2/15/2039        2,663
    5,618      Credit Suisse First Boston Mortgage Capital                        5.59      2/15/2039        5,970
    5,855      Credit Suisse First Boston Mortgage Securities Corp.               4.81      2/15/2038        6,060
    5,000      Credit Suisse First Boston Mortgage Securities Corp.               5.10      8/15/2038        5,068
   11,100      Credit Suisse First Boston Mortgage Securities Corp.               5.23     12/15/2040       12,296
    5,000      GE Capital Commercial Mortgage Corp.                               5.51      3/10/2044        4,412
    4,000      GE Capital Commercial Mortgage Corp.                               5.07      7/10/2045        3,836
    7,625      GE Commercial Mortgage Corp.                                       5.51      3/10/2044        7,933
      849      Greenwich Capital Commercial Funding Corp.                         4.31      8/10/2042          850
   10,264      GS Mortgage Securities Corp. II                                    4.78      7/10/2039        9,594
    1,176      J.P. Morgan Chase Commercial Mortgage Securities Corp.             4.82      9/12/2037        1,178
    5,000      J.P. Morgan Chase Commercial Mortgage Securities Corp.             4.84      7/15/2042        4,688
    6,000      J.P. Morgan Chase Commercial Mortgage Securities Corp.             5.00     10/15/2042        6,500

================================================================================

32  | USAA INCOME FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)          SECURITY                                                           RATE       MATURITY        (000)
------------------------------------------------------------------------------------------------------------------
$   6,000      J.P. Morgan Chase Commercial Mortgage Securities Corp.             5.04%    10/15/2042   $    5,527
    7,898      J.P. Morgan Chase Commercial Mortgage Securities Corp.             5.49      4/15/2043        8,263
    3,000      J.P. Morgan Chase Commercial Mortgage Securities Corp.             5.81      6/12/2043        3,325
   10,000      J.P. Morgan Chase Commercial Mortgage Securities Corp.             5.37     12/15/2044       11,194
    7,929      J.P. Morgan Chase Commercial Mortgage Securities Corp.             6.06      4/15/2045        8,397
    4,000      J.P. Morgan Chase Commercial Mortgage Securities Corp.             5.48      5/15/2045        3,440
    3,887      J.P. Morgan Chase Commercial Mortgage Securities Corp.(c)          1.87      2/15/2046        3,885
    1,259      J.P. Morgan Chase Commercial Mortgage Securities Corp.             4.63      3/15/2046        1,288
   10,000      LB-UBS Commercial Mortgage Trust                                   4.95      9/15/2030       10,996
    6,535      LB-UBS Commercial Mortgage Trust                                   5.34      9/15/2039        6,760
    9,450      LB-UBS Commercial Mortgage Trust                                   5.32     11/15/2040        9,020
    3,588      Merrill Lynch Mortgage Trust                                       5.62      7/12/2034        3,625
    7,241      Merrill Lynch Mortgage Trust                                       5.02      7/12/2038        7,488
   10,643      Merrill Lynch Mortgage Trust                                       5.14      7/12/2038       10,433
    6,378      Morgan Stanley Capital I, Inc.                                     5.98      8/12/2041        6,775
    5,350      Morgan Stanley Capital I, Inc.                                     5.17      1/14/2042        5,834
   10,000      Morgan Stanley Capital I, Inc.                                     5.69      7/12/2044       10,276
    4,917      Morgan Stanley Capital I, Inc.                                     4.85      6/12/2047        5,025
    9,078      Morgan Stanley Capital I, Inc.                                     5.17     10/12/2052        9,471
    5,000      Morgan Stanley Capital I, Inc.                                     4.66      7/15/2056        5,185
    5,000      Timberstar Trust(c)                                                5.88     10/15/2036        5,122
   10,000      Wachovia Bank Commercial Mortgage Trust                            5.08      3/15/2042       10,956
    6,991      Wachovia Bank Commercial Mortgage Trust                            4.81      4/15/2042        7,263
    2,355      Wachovia Bank Commercial Mortgage Trust                            4.61      5/15/2044        2,372
    7,676      Wachovia Bank Commercial Mortgage Trust                            5.34     10/15/2044        7,749
    4,850      Wachovia Bank Commercial Mortgage Trust                            5.57     10/15/2048        5,368
                                                                                                        ----------
               Total Commercial Mortgage Securities (cost: $325,687)                                       343,966
                                                                                                        ----------
               U.S. GOVERNMENT AGENCY ISSUES (5.3%)(j)

               MORTGAGE-BACKED PASS-THROUGH SECURITIES (4.8%)
   10,405      Fannie Mae (+)                                                     5.00      6/01/2033       11,292
    4,398      Fannie Mae (+)                                                     5.50      7/01/2021        4,788
   10,379      Fannie Mae (+)                                                     5.50      9/01/2035       11,494
    4,508      Fannie Mae (+)                                                     5.50     10/01/2035        4,954
    4,762      Fannie Mae (+)                                                     5.50      1/01/2036        5,195
    7,612      Fannie Mae (+)                                                     5.50      4/01/2036        8,304

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)          SECURITY                                                           RATE       MATURITY        (000)
------------------------------------------------------------------------------------------------------------------
$   6,944      Fannie Mae (+)                                                     5.50%     2/01/2037   $    7,562
    8,632      Fannie Mae (+)                                                     5.50      3/01/2037        9,487
    5,288      Fannie Mae (+)                                                     5.50     11/01/2037        5,758
   13,898      Fannie Mae (+)                                                     5.50      5/01/2038       15,134
    8,670      Fannie Mae (+)                                                     6.00      5/01/2036        9,552
    7,367      Fannie Mae (+)                                                     6.00      6/01/2036        8,150
    9,412      Fannie Mae (+)                                                     6.00      8/01/2037       10,451
      942      Fannie Mae (+)                                                     6.50      4/01/2031        1,078
        7      Fannie Mae (+)                                                     6.50      7/01/2031            8
    1,707      Fannie Mae (+)                                                     6.50      3/01/2032        1,948
       45      Fannie Mae (+)                                                     7.00     10/01/2022           51
       25      Fannie Mae (+)                                                     7.00      3/01/2023           29
      110      Fannie Mae (+)                                                     7.00      4/01/2023          126
    1,885      Freddie Mac (+)                                                    5.00      6/01/2020        2,039
    5,081      Freddie Mac (+)                                                    5.00      1/01/2021        5,483
    5,434      Freddie Mac (+)                                                    5.50     11/01/2020        5,905
    1,332      Freddie Mac (+)                                                    5.50     12/01/2020        1,448
    4,414      Freddie Mac (+)                                                    5.50     12/01/2035        4,839
    5,475      Freddie Mac (+)                                                    5.50      4/01/2036        5,948
    7,942      Government National Mortgage Assn. I                               5.00      8/15/2033        8,887
      222      Government National Mortgage Assn. I                               6.00      8/15/2028          253
      567      Government National Mortgage Assn. I                               6.00      9/15/2028          645
    4,303      Government National Mortgage Assn. I                               6.00      9/15/2028        4,877
      491      Government National Mortgage Assn. I                               6.00      9/15/2028          558
    1,101      Government National Mortgage Assn. I                               6.00     10/15/2028        1,252
      582      Government National Mortgage Assn. I                               6.00      1/15/2029          661
      400      Government National Mortgage Assn. I                               6.00      1/15/2029          454
       88      Government National Mortgage Assn. I                               6.00      1/15/2029          100
      799      Government National Mortgage Assn. I                               6.00      1/15/2033          907
       21      Government National Mortgage Assn. I                               6.50      6/15/2023           25
       46      Government National Mortgage Assn. I                               6.50      7/15/2023           53
      265      Government National Mortgage Assn. I                               6.50      7/15/2023          306
      123      Government National Mortgage Assn. I                               6.50      9/15/2023          142
      273      Government National Mortgage Assn. I                               6.50     10/15/2023          313
      306      Government National Mortgage Assn. I                               6.50     10/15/2023          353
       47      Government National Mortgage Assn. I                               6.50     10/15/2023           54
      345      Government National Mortgage Assn. I                               6.50     12/15/2023          399
      670      Government National Mortgage Assn. I                               6.50     12/15/2023          772
      117      Government National Mortgage Assn. I                               6.50      1/15/2024          134
      288      Government National Mortgage Assn. I                               6.50      2/15/2024          333
      138      Government National Mortgage Assn. I                               6.50      4/15/2026          159
      792      Government National Mortgage Assn. I                               6.50      5/15/2028          898
    1,573      Government National Mortgage Assn. I                               6.50     10/15/2031        1,839
       88      Government National Mortgage Assn. I                               7.00      5/15/2023          101

================================================================================

34  | USAA INCOME FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)          SECURITY                                                           RATE       MATURITY        (000)
------------------------------------------------------------------------------------------------------------------
$      90      Government National Mortgage Assn. I                               7.00%     5/15/2023   $      103
       58      Government National Mortgage Assn. I                               7.00      5/15/2023           66
       97      Government National Mortgage Assn. I                               7.00      5/15/2023          111
      188      Government National Mortgage Assn. I                               7.00      6/15/2023          217
      163      Government National Mortgage Assn. I                               7.00      6/15/2023          188
      486      Government National Mortgage Assn. I                               7.00      8/15/2023          559
       79      Government National Mortgage Assn. I                               7.00      8/15/2023           91
      278      Government National Mortgage Assn. I                               7.00      8/15/2023          321
       41      Government National Mortgage Assn. I                               7.00      8/15/2023           47
      120      Government National Mortgage Assn. I                               7.00      9/15/2023          138
       69      Government National Mortgage Assn. I                               7.00      1/15/2026           81
       35      Government National Mortgage Assn. I                               7.00      3/15/2026           41
       23      Government National Mortgage Assn. I                               7.00      3/15/2026           26
      491      Government National Mortgage Assn. I                               7.00     10/15/2027          573
      548      Government National Mortgage Assn. I                               7.00      6/15/2029          651
      237      Government National Mortgage Assn. I                               7.00      6/15/2029          281
      161      Government National Mortgage Assn. I                               7.00      7/15/2029          191
      420      Government National Mortgage Assn. I                               7.00      8/15/2031          502
      220      Government National Mortgage Assn. I                               7.00      7/15/2032          264
      397      Government National Mortgage Assn. I                               7.50      7/15/2023          461
      150      Government National Mortgage Assn. I                               7.50      6/15/2026          179
      366      Government National Mortgage Assn. I                               7.50      6/15/2026          434
      221      Government National Mortgage Assn. I                               7.50      7/15/2026          260
      226      Government National Mortgage Assn. I                               7.50      5/15/2027          269
      344      Government National Mortgage Assn. I                               7.50      2/15/2028          401
      305      Government National Mortgage Assn. I                               7.50     12/15/2028          356
      280      Government National Mortgage Assn. I                               7.50      8/15/2029          336
    1,899      Government National Mortgage Assn. II                              5.50      4/20/2033        2,132
    1,778      Government National Mortgage Assn. II                              6.00      8/20/2032        2,011
    1,237      Government National Mortgage Assn. II                              6.00      9/20/2032        1,399
      503      Government National Mortgage Assn. II                              6.50      8/20/2031          580
                                                                                                        ----------
                                                                                                           178,767
                                                                                                        ----------
               OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.5%)
    5,000      Bank of America Corp., FDIC TLGP                                   0.95(a)   6/22/2012        5,016
   10,000      Totem Ocean Trailer Express, Inc., Title XI                        6.37      4/15/2028       13,288
                                                                                                        ----------
                                                                                                            18,304
                                                                                                        ----------
               Total U.S. Government Agency Issues (cost: $175,995)                                        197,071
                                                                                                        ----------
               U.S. TREASURY SECURITIES (11.6%)

               BONDS (1.6%)
   30,000      3.88%, 8/15/2040                                                                             35,709
   20,000      4.25%, 11/15/2040                                                                            25,325
                                                                                                        ----------
                                                                                                            61,034
                                                                                                        ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)          SECURITY                                                           RATE       MATURITY        (000)
------------------------------------------------------------------------------------------------------------------
               INFLATION-INDEXED NOTES (1.9%)
$  54,009      2.38%, 1/15/2025                                                                         $   70,567
                                                                                                        ----------
               NOTES (8.1%)
   25,000      2.63%, 8/15/2020                                                                             27,168
   55,000      2.63%, 11/15/2020                                                                            59,667
   25,000      3.38%, 11/15/2019                                                                            28,691
   75,000      3.50%, 5/15/2020                                                                             86,918
   85,000      3.63%, 2/15/2020                                                                             99,304
                                                                                                        ----------
                                                                                                           301,748
                                                                                                        ----------
               Total U.S. Treasury Securities (cost: $369,266)                                             433,349
                                                                                                        ----------
               MUNICIPAL BONDS (6.4%)

               AIRPORT/PORT (0.1%)
    2,265      Dallas-Fort Worth International Airport Facilities                 4.44%    11/01/2021        2,455
                                                                                                        ----------
               APPROPRIATED DEBT (0.7%)
    5,000      Kannapolis Ltd.                                                    7.28      3/01/2027        5,465
   10,000      Miami-Dade County School Board                                     5.38      5/01/2031       11,521
    1,610      New Jersey EDA                                                     5.18     11/01/2015        1,676
    6,000      Palm Beach County School Board                                     5.40      8/01/2025        6,671
      850      Placentia Yorba Linda USD                                          5.40      8/01/2021          970
                                                                                                        ----------
                                                                                                            26,303
                                                                                                        ----------
               CASINOS & GAMING (0.1%)
    5,000      Mashantucket (Western) Pequot Tribe,
                acquired 07/29/2005; cost $5,000(c),(g),(h)                       5.91      9/01/2021        2,317
                                                                                                        ----------
               EDUCATION (0.7%)
    2,000      Austin Texas Community College District Public Auth.               6.91      8/01/2035        2,557
   10,000      New Jersey EDA                                                     1.55(a)   6/15/2013       10,001
   10,000      New Jersey EDA                                                     5.25      9/01/2022       12,093
    2,000      Torrance U6pSD                                                     5.52      8/01/2021        2,338
                                                                                                        ----------
                                                                                                            26,989
                                                                                                        ----------
               ELECTRIC UTILITIES (0.7%)
    5,000      Air Quality Dev. Auth.                                             4.75      8/01/2029        5,075
    4,000      Appling County Dev. Auth.                                          2.50      1/01/2038        4,064
    5,000      Farmington Pollution Control                                       2.88      9/01/2024        5,098
    5,000      Maricopa County                                                    5.50      5/01/2029        5,050
    3,000      Matagorda County                                                   1.13      6/01/2030        3,003
    3,500      West Virginia EDA                                                  2.00      1/01/2041        3,517
                                                                                                        ----------
                                                                                                            25,807
                                                                                                        ----------

================================================================================

36  | USAA INCOME FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)          SECURITY                                                           RATE       MATURITY        (000)
------------------------------------------------------------------------------------------------------------------
               ELECTRIC/GAS UTILITIES (0.5%)
$  10,000      Long Island Power Authority                                        5.25%     5/01/2022   $   11,608
    2,795      North Carolina Eastern Municipal Power Agency                      5.55      1/01/2013        2,883
    5,000      Piedmont Municipal Power Agency                                    4.34      1/01/2017        5,118
                                                                                                        ----------
                                                                                                            19,609
                                                                                                        ----------
               ENVIRONMENTAL & FACILITIES SERVICES (1.3%)
   15,000      California Pollution Control Financing Auth.                       1.20      8/01/2023       15,000
    5,000      Indiana State Finance Auth. "A"                                    0.85      5/01/2034        5,000
    3,000      Kentucky Economic Dev. Finance Auth.                               0.85      4/01/2031        3,000
    4,000      Maricopa County IDA                                                2.63     12/01/2031        4,079
    2,375      Miami-Dade County IDA                                              2.63      8/01/2023        2,411
    8,500      Mission EDC                                                        3.75     12/01/2018        9,039
    8,270      New Jersey EDA                                                     2.20     11/01/2013        8,432
                                                                                                        ----------
                                                                                                            46,961
                                                                                                        ----------
               ESCROWED BONDS (0.0%)
    1,000      New Jersey Turnpike Auth. (INS)(PRE)                               4.25      1/01/2016        1,081
                                                                                                        ----------
               GENERAL OBLIGATION (0.4%)
    1,250      Las Virgenes USD                                                   5.54      8/01/2025        1,438
    2,200      Marin County (INS)                                                 4.89      8/01/2016        2,460
   10,000      Washington                                                         5.25      2/01/2036       11,588
                                                                                                        ----------
                                                                                                            15,486
                                                                                                        ----------
               HOSPITAL (0.3%)
   10,000      Rochester Health Care Facilities                                   4.50     11/15/2038       11,859
                                                                                                        ----------
               SPECIAL ASSESSMENT/TAX/FEE (0.6%)
    5,000      New Jersey Transportation Trust Fund Auth. (INS)                   5.25     12/15/2022        6,231
    3,320      New Jersey Transportation Trust Fund Auth.                         5.50     12/15/2022        4,215
    5,000      New York City Transitional Finance Auth.                           5.00      2/01/2035        5,705
    5,000      Orange County                                                      0.90      5/01/2013        5,008
                                                                                                        ----------
                                                                                                            21,159
                                                                                                        ----------
               TOLL ROADS (0.5%)
   15,540      New Jersey Turnpike Auth. (INS)                                    4.25      1/01/2016       16,182
    3,000      North Texas Tollway Auth.                                          5.00      9/01/2031        3,438
                                                                                                        ----------
                                                                                                            19,620
                                                                                                        ----------
               WATER/SEWER UTILITY (0.5%)
    5,000      Houston Utility System                                             5.00     11/15/2033        5,736
   10,825      New York Municipal Water Finance Auth.                             5.25      6/15/2040       12,087
    2,500      Tohopekaliga Water Auth.                                           5.25     10/01/2036        2,840
                                                                                                        ----------
                                                                                                            20,663
                                                                                                        ----------
               Total Municipal Bonds (cost: $223,445)                                                      240,309
                                                                                                        ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  37

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES      SECURITY                                                                                      (000)
------------------------------------------------------------------------------------------------------------------
               EQUITY SECURITIES (5.0%)

               COMMON STOCKS (1.2%)

               CONSUMER STAPLES (0.1%)
               -----------------------
               HOUSEHOLD PRODUCTS (0.1%)
   45,000      Kimberly-Clark Corp.                                                                     $    3,220
                                                                                                        ----------
               ENERGY (0.2%)
               -------------
               INTEGRATED OIL & GAS (0.2%)
   25,000      Chevron Corp.                                                                                 2,577
   80,000      Royal Dutch Shell plc "A" ADR                                                                 5,709
                                                                                                        ----------
               Total Energy                                                                                  8,286
                                                                                                        ----------
               FINANCIALS (0.1%)
               -----------------
               DIVERSIFIED BANKS (0.1%)
   25,000      Canadian Imperial Bank of Commerce                                                            1,902
                                                                                                        ----------
               HEALTH CARE (0.3%)
               ------------------
               PHARMACEUTICALS (0.3%)
  185,000      Bristol-Myers Squibb Co.                                                                      5,965
  140,000      Merck & Co., Inc.                                                                             5,356
                                                                                                        ----------
               Total Health Care                                                                            11,321
                                                                                                        ----------
               INDUSTRIALS (0.1%)
               ------------------
               INDUSTRIAL CONGLOMERATES (0.1%)
  150,000      General Electric Co.                                                                          2,806
                                                                                                        ----------
               INFORMATION TECHNOLOGY (0.1%)
               -----------------------------
               SEMICONDUCTORS (0.1%)
  125,000      Intel Corp.                                                                                   3,302
                                                                                                        ----------
               TELECOMMUNICATION SERVICES (0.2%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
  270,000      AT&T, Inc.                                                                                    7,941
                                                                                                        ----------
               UTILITIES (0.1%)
               ----------------
               ELECTRIC UTILITIES (0.1%)
  130,000      Southern Co.                                                                                  5,923
                                                                                                        ----------
               Total Common Stocks (cost: $39,256)                                                          44,701
                                                                                                        ----------

================================================================================

38  | USAA INCOME FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                                                       VALUE
$(000)/SHARES  SECURITY                                                                                      (000)
------------------------------------------------------------------------------------------------------------------
               PREFERRED SECURITIES (3.8%)

               CONSUMER STAPLES (0.2%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.2%)
   70,000      Dairy Farmers of America, Inc., 7.88%,
                cumulative redeemable, perpetual(c)                                                     $    6,667
                                                                                                        ----------
               FINANCIALS (3.3%)
               -----------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
   80,000      Citigroup Capital XIII Trust, 7.88%, cumulative redeemable                                    2,147
                                                                                                        ----------
               REGIONAL BANKS (0.2%)
   22,954      Fifth Third Cap Trust V, Series I, 7.25%, 8/15/2067,
                Trust preferred, cumulative redeemable                                                         586
  200,000      Susquehanna Capital I, 9.38%, 12/12/2067,
                Capital Securities, cumulative redeemable                                                    5,298
                                                                                                        ----------
                                                                                                             5,884
                                                                                                        ----------
               REINSURANCE (0.1%)
   $5,000      Swiss Re Capital I, LP, 6.85%, redeemable, perpetual(c)                                       4,522
                                                                                                        ----------
               REITs - INDUSTRIAL (0.6%)
  120,000      ProLogis, Inc., Series O, 7.00%,
                cumulative redeemable, perpetual                                                             3,034
   18,000      ProLogis, Inc., Series P, 6.85%,
                cumulative redeemable, perpetual                                                               456
  344,500      ProLogis, Inc., Series Q, 8.54%,
                cumulative redeemable, perpetual                                                            19,195
                                                                                                        ----------
                                                                                                            22,685
                                                                                                        ----------
               REITs - OFFICE (0.7%)
  200,000      Commonwealth REIT, Series E, 7.25%,
                cumulative redeemable, perpetual                                                             4,958
  614,000      Duke Realty Corp., Series M, 6.95%,
                cumulative redeemable, perpetual                                                            15,418
  200,000      HRPT Properties Trust, Series C, 7.13%,
                cumulative redeemable, perpetual                                                             5,024
                                                                                                        ----------
                                                                                                            25,400
                                                                                                        ----------
               REITs - RESIDENTIAL (0.6%)
  142,500      Equity Residential Properties Trust, depositary shares,
                Series K, 8.29%, cumulative redeemable, perpetual                                            9,485
  250,000      Post Properties, Inc., Series A, 8.50%,
                cumulative redeemable, perpetual                                                            14,852
                                                                                                        ----------
                                                                                                            24,337
                                                                                                        ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  39

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES      SECURITY                                                                                      (000)
------------------------------------------------------------------------------------------------------------------
               REITs - RETAIL (0.8%)
  200,000      Developers Diversified Realty Corp., Class I, 7.50%,
                cumulative redeemable, perpetual                                                        $    5,012
  415,000      Kimco Realty Corp., depositary shares, Series F,
                6.65%, cumulative redeemable, perpetual                                                     10,414
  400,000      Realty Income Corp., Class D, 7.38%,
                cumulative redeemable, perpetual                                                            10,062
  201,500      Weingarten Realty Investors, depositary shares,
                Series D, 6.75%, cumulative redeemable, perpetual                                            5,108
                                                                                                        ----------
                                                                                                            30,596
                                                                                                        ----------
               REITs - Specialized (0.2%)
  350,000      Public Storage, Inc., Series Z, 6.25%,
                 cumulative redeemable, perpetual                                                            9,115
                                                                                                        ----------
               Total Financials                                                                            124,686
                                                                                                        ----------
               INDUSTRIALS (0.1%)
               ------------------
               OFFICE SERVICES & SUPPLIES (0.1%)
    5,000      Pitney Bowes International Holdings, Series F, 6.13%,
                 cumulative redeemable, perpetual(c)                                                         4,777
                                                                                                        ----------
               UTILITIES (0.2%)
               ----------------
               ELECTRIC UTILITIES (0.2%)
   50,000      Southern California Edison, Series D, 6.50%,
                 cumulative redeemable, perpetual                                                            5,203
                                                                                                        ----------
               Total Preferred Securities (cost: $130,697)                                                 141,333
                                                                                                        ----------
               Total Equity Securities (cost: $169,953)                                                    186,034
                                                                                                        ----------

------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                           COUPON
(000)          SECURITY                                                           RATE       MATURITY
------------------------------------------------------------------------------------------------------------------
               MONEY MARKET INSTRUMENTS (3.2%)

               COMMERCIAL PAPER (1.7%)(k)

               ENERGY (0.8%)
               -------------
               OIL & GAS EXPLORATION & PRODUCTION (0.8%)
  $15,000      Talisman Energy, Inc.(c)                                           0.43%    2/02/2012        15,000
   15,442      Talisman Energy, Inc.(c)                                           0.42     2/06/2012        15,441
                                                                                                        ----------
               Total Energy                                                                                 30,441
                                                                                                        ----------
               FINANCIALS (0.3%)
               -----------------
               CONSUMER FINANCE (0.3%)
   11,634      Daimler Finance NA LLC, North America                              0.41     2/07/2012        11,633
                                                                                                        ----------

================================================================================

40  | USAA INCOME FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)          SECURITY                                                           RATE       MATURITY        (000)
------------------------------------------------------------------------------------------------------------------
               UTILITIES (0.6%)
               ----------------
               GAS UTILITIES (0.6%)
  $ 3,727      AGL Capital Corp.(c)                                               0.31%     2/03/2012   $    3,727
   19,494      Oneok, Inc.(c)                                                     0.34      2/01/2012       19,494
                                                                                                        ----------
               Total Utilities                                                                              23,221
                                                                                                        ----------
               Total Commercial Paper                                                                       65,295
                                                                                                        ----------

               VARIABLE-RATE DEMAND NOTES (1.5%)

               CONSUMER DISCRETIONARY (0.2%)
               -----------------------------
               HOME IMPROVEMENT RETAIL (0.2%)
    6,300      Savannah EDA (LOC - SunTrust Bank)                                 0.64      8/01/2025        6,300
                                                                                                        ----------
               INDUSTRIALS (0.1%)
               ------------------
               AIRPORT SERVICES (0.1%)
    2,865      Metropolitan Nashville Airport Auth.
                 (LOC - Regions Bank)                                             2.05      4/01/2030        2,865
                                                                                                        ----------
               MUNICIPAL BONDS (1.0%)
               ----------------------
               HEALTH MISCELLANEOUS (0.4%)
   15,000      Everett Clinic P.S. (LOC - Bank of America, N.A.)                  0.33      5/01/2027       15,000
                                                                                                        ----------
               MULTIFAMILY HOUSING (0.6%)
    1,755      Housing Finance Commission
                 (LOC - HSH Nordbank A.G.)                                        1.75      3/01/2036        1,755
   20,000      New York Housing Finance Agency
                 (LOC - Landesbank Baden-Wurttemberg)                             1.40     11/01/2041       20,000
                                                                                                        ----------
                                                                                                            21,755
                                                                                                        ----------
               Total Municipal Bonds                                                                        36,755
                                                                                                        ----------
               UTILITIES (0.2%)
               ----------------
               ELECTRIC UTILITIES (0.1%)
    1,000      Indiana Dev. Finance Auth.                                         0.36     12/01/2038        1,000
    5,750      Indiana Dev. Finance Auth.                                         0.53     12/01/2038        5,750
                                                                                                        ----------
                                                                                                             6,750
                                                                                                        ----------
               MULTI-UTILITIES (0.1%)
    2,000      Sempra Energy(c)                                                   0.39     11/01/2014        2,000
                                                                                                        ----------
               Total Utilities                                                                               8,750
                                                                                                        ----------
               Total Variable-Rate Demand Notes                                                             54,670
                                                                                                        ----------
               Total Money Market Instruments (cost: $119,965)                                             119,965
                                                                                                        ----------

               TOTAL INVESTMENTS (COST: $3,459,311)                                                     $3,723,165
                                                                                                        ==========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  41

================================================================================

------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                                 VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------------------
                                                   (LEVEL 1)              (LEVEL 2)         (LEVEL 3)
                                               QUOTED PRICES      OTHER SIGNIFICANT       SIGNIFICANT
                                           IN ACTIVE MARKETS             OBSERVABLE      UNOBSERVABLE
ASSETS                                  FOR IDENTICAL ASSETS                 INPUTS            INPUTS       TOTAL
------------------------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                             $      -             $1,289,307                $-   $1,289,307
  Eurodollar and Yankee Obligations                        -                650,611                 -      650,611
  Asset-Backed Securities                                  -                262,553                 -      262,553
  Commercial Mortgage Securities                           -                343,966                 -      343,966
  U.S. Government Agency Issues                            -                197,071                 -      197,071
  U.S. Treasury Securities                           433,349                      -                 -      433,349
  Municipal Bonds                                          -                240,309                 -      240,309

Equity Securities:
  Common Stocks                                       44,701                      -                 -       44,701
  Preferred Securities                                26,326                115,007                 -      141,333

Money Market Instruments:
  Commercial Paper                                         -                 65,295                 -       65,295
  Variable-Rate Demand Notes                               -                 54,670                 -       54,670
------------------------------------------------------------------------------------------------------------------
Total                                               $504,376             $3,218,789                $-   $3,723,165
------------------------------------------------------------------------------------------------------------------

For the period of August 1, 2011, through January 31, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

42  | USAA INCOME FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 18.9% of net assets at January 31, 2012.

o   CATEGORIES AND DEFINITIONS

    ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  43

================================================================================

    EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

    U.S. TREASURY INFLATION-INDEXED NOTES -- designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

    VARIABLE-RATE DEMAND NOTES (VRDNS) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

    EDA       Economic Development Authority

    EDC       Economic Development Corp.

    FDIC TLGP The FDIC Temporary Liquidity Guarantee Program provides a guarantee of payment of principal and interest on certain newly issued senior unsecured debt through the program's expiration date on December 31, 2012. The guarantee carries the full faith and credit of the U.S. government.

================================================================================

44  | USAA INCOME FUND

================================================================================

    IDA       Industrial Development Authority/Agency

    PRE       Prerefunded to a date prior to maturity

    REIT      Real estate investment trust

    Title XI The Title XI Guarantee Program provides a guarantee of payment of principal and interest of debt obligations issued by U.S. merchant marine and U.S. shipyards by enabling owners of eligible vessels and shipyards to obtain financing at attractive terms. The guarantee carries the full faith and credit of the U.S. government.

    USD       Unified School District

    CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Assured Guaranty Municipal Corp., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

    (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following governments: Denmark, Norway, and United Kingdom.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  45

================================================================================

o   SPECIFIC NOTES

    (a) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at January 31, 2012.

    (b) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at January 31, 2012. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (d) At January 31, 2012, the aggregate market value of securities purchased on a delayed-delivery basis was $5,039,000.

    (e) At January 31, 2012, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

    (f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

    (g) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at January 31, 2012, was $3,604,000, which represented 0.1% of the Fund's net assets.

    (h) Currently the issuer is in default with respect to interest and/or principal payments.

================================================================================

46  | USAA INCOME FUND

================================================================================

    (i) Security was fair valued at January 31, 2012, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

    (j) U.S. government agency issues -- mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation (FHLMC) and the Federal National Mortgage Association (FNMA), indicated with a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed FNMA and FHLMC under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to manage their daily operations. In addition, the U.S. Treasury entered into purchase agreements with FNMA and FHLMC to provide capital in exchange for senior preferred stock.

    (k) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  47

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $3,459,311)             $3,723,165
  Receivables:
      Capital shares sold:
          Affiliated transactions (Note 8)                                           462
          Nonaffiliated transactions                                               5,597
      USAA Investment Management Company (Note 7C)                                    10
      Dividends and interest                                                      30,879
                                                                              ----------
          Total assets                                                         3,760,113
                                                                              ----------
LIABILITIES
   Payables:
       Securities purchased                                                       19,925
       Capital shares redeemed                                                     2,093
       Bank overdraft                                                                 36
   Accrued management fees                                                           892
   Accrued transfer agent's fees                                                     180
   Other accrued expenses and payables                                               138
                                                                              ----------
          Total liabilities                                                       23,264
                                                                              ----------
               Net assets applicable to capital shares outstanding            $3,736,849
                                                                              ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                             $3,480,366
  Accumulated undistributed net investment income                                  4,303
  Accumulated net realized loss on investments                                   (11,674)
  Net unrealized appreciation of investments                                     263,854
                                                                              ----------
                Net assets applicable to capital shares outstanding           $3,736,849
                                                                              ==========
  Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $3,303,957/250,073 shares outstanding)       $    13.21
                                                                              ==========
      Institutional Shares (net assets of $427,160/32,343 shares outstanding) $    13.21
                                                                              ==========
      Adviser Shares (net assets of $5,732/434 shares outstanding)            $    13.20
                                                                              ==========

See accompanying notes to financial statements.

================================================================================

48  | USAA INCOME FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $10)                     $  5,873
   Interest                                                               75,371
                                                                        --------
        Total income                                                      81,244
                                                                        --------
EXPENSES
   Management fees                                                         5,004
   Administration and servicing fees:
        Fund Shares                                                        2,418
        Institutional Shares                                                 164
        Adviser Shares                                                         4
   Transfer agent's fees:
        Fund Shares                                                        2,300
        Institutional Shares                                                 164
   Distribution and service fees (Note 7E):
        Adviser Shares                                                         7
   Custody and accounting fees:
        Fund Shares                                                          197
        Institutional Shares                                                  22
   Postage:
        Fund Shares                                                           68
   Shareholder reporting fees:
        Fund Shares                                                           38
   Trustees' fees                                                              7
   Registration fees:
        Fund Shares                                                           29
        Institutional Shares                                                   2
        Adviser Shares                                                        21
   Professional fees                                                          87
   Other                                                                      38
                                                                        --------
             Total expenses                                               10,570
                                                                        --------
   Expenses reimbursed:
        Adviser Shares                                                       (15)
                                                                        --------
             Net expenses                                                 10,555
                                                                        --------
NET INVESTMENT INCOME                                                     70,689
                                                                        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
   Net realized gain (loss) on:
        Investments                                                        4,358
        Foreign currency transactions                                         (3)
   Change in net unrealized appreciation/depreciation                     39,755
                                                                        --------
        Net realized and unrealized gain                                  44,110
                                                                        --------
   Increase in net assets resulting from operations                     $114,799
                                                                        ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  49

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended January 31, 2012 (unaudited), and year ended
July 31, 2011

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                                                                  1/31/2012       7/31/2011
-------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                          $    70,689     $  127,327
  Net realized gain on investments                                     4,358         17,233
  Net realized loss on foreign currency transactions                      (3)             -
  Change in net unrealized appreciation/depreciation
     of investments                                                   39,755         47,917
                                                                 --------------------------
     Increase in net assets resulting from operations                114,799        192,477
                                                                 --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
       Fund Shares                                                  (61,824)       (115,334)
       Institutional Shares                                          (7,065)        (11,140)
       Adviser Shares*                                                  (99)           (196)
                                                                 --------------------------
            Distribution to shareholders                            (68,988)       (126,670)
                                                                 --------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 6)
   Fund Shares                                                      119,133         456,299
   Institutional Shares                                             103,589         121,560
   Adviser Shares*                                                      193           5,417
                                                                 --------------------------
       Total net increase in net assets from capital
            share transactions                                      222,915         583,276
                                                                 --------------------------
   Net increase in net assets                                       268,726         649,083
NET ASSETS
   Beginning of period                                            3,468,123       2,819,040
                                                                 --------------------------
   End of period                                                 $3,736,849      $3,468,123
                                                                 ==========================
Accumulated undistributed net investment income:
   End of period                                                 $    4,303      $    2,602
                                                                 ==========================

*Adviser shares were initiated on August 1, 2010.

See accompanying notes to financial statements.

================================================================================

50  | USAA INCOME FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this semiannual report pertains only to the USAA Income Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is maximum current income without undue risk to principal.

The Fund has three classes of shares: Income Fund Shares (Fund Shares), Income Fund Institutional Shares (Institutional Shares), and Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) or through a USAA managed account program and not to the general public. The Target Funds are managed by USAA Asset Management Company (the Manager), an affiliate of the Fund. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Repurchase agreements are valued at cost, which approximates market value.

================================================================================

52  | USAA INCOME FUND

================================================================================

    6. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

    7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

    that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred equity securities and all bonds, except U.S. Treasuries, valued based on methods discussed in Note 1A1, and commercial paper and variable-rate demand notes, which are valued at amortized cost.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded daily on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to

================================================================================

54  | USAA INCOME FUND

================================================================================

    credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of January 31, 2012, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $4,925,000.

G. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2012, custodian and other bank credits reduced the Fund's expenses by less than $500.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. Prior to September 24, 2011, the funds were assessed a proportionate share of CAPCO's operating expenses, and the maximum annual facility fee was 0.10% of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2012, the Fund paid CAPCO facility fees of $9,000, which represents 7.1% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2012.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2012, in accordance with applicable tax law.

Distributions of net investment income are made monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various rules governing the tax treatment of regulated investment companies. The changes made under the Act are generally effective for years beginning after the date of enactment. Under the

================================================================================

56  | USAA INCOME FUND

================================================================================

Act net capital losses may be carried forward indefinitely, and they retain their character as short-term and or long-term capital losses. Under pre-enactment law, net capital losses could be carried forward for eight years and treated as short-term capital losses, irrespective of the character of the original capital loss. As a transition rule, the Act requires that post-enactment capital loss carryforwards be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. At July 31, 2011, the Fund had pre-enactment capital loss carryforwards of $16,029,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2017 and 2018, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

 PRE-ENACTMENT CAPITAL LOSS CARRYFORWARDS
------------------------------------------
  EXPIRES                        BALANCE
-----------                   ------------
   2017                       $11,863,000
   2018                         4,166,000
                              -----------
                   Total      $16,029,000
                              ===========

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period, ended January 31, 2012, the Fund did not incur any income tax, interest, or penalties. As of January 31, 2012, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended July 31, 2011, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2012, were $519,909,000 and $307,787,000, respectively.

As of January 31, 2012, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2012, were $292,380,000 and $28,526,000, respectively, resulting in net unrealized appreciation of $263,854,000.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. The Fund and Citibank retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Citibank receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Citibank has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month

================================================================================

58  | USAA INCOME FUND

================================================================================

period ended January 31, 2012, the Fund received securities-lending income of less than $500, which is net of the 20% income retained by Citibank. As of January 31, 2012, the Fund had no securities out on loan.

(6) CAPITAL SHARE TRANSACTIONS

At January 31, 2012, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated Target Funds. Capital share transactions for all classes were as follows, in thousands:

                                            SIX-MONTH PERIOD ENDED          YEAR ENDED
                                                  1/31/2012                  7/31/2011
-------------------------------------------------------------------------------------------
                                             SHARES       AMOUNT        SHARES      AMOUNT
                                             ----------------------------------------------
FUND SHARES:
Shares sold                                   30,350     $ 397,334       71,321   $ 919,272
Shares issued from reinvested
 dividends                                     4,380        57,129        8,199     105,473
Shares redeemed                              (25,663)     (335,330)     (44,144)   (568,446)
                                             ----------------------------------------------
Net increase from capital
 share transactions                            9,067     $ 119,133       35,376   $ 456,299
                                             ==============================================
INSTITUTIONAL SHARES:
Shares sold                                    9,564     $ 124,925       11,397   $ 146,274
Shares issued from reinvested
 dividends                                       542         7,063          866      11,140
Shares redeemed                               (2,166)      (28,399)      (2,781)    (35,854)
                                             ----------------------------------------------
Net increase from capital
 share transactions                            7,940     $ 103,589        9,482   $ 121,560
                                             ==============================================
ADVISER SHARES (INITIATED ON AUGUST 1, 2010):
Shares sold                                       17     $     223          422   $   5,442
Shares issued from reinvested
 dividends                                         1             8            -           3
Shares redeemed                                   (3)          (38)          (2)        (28)
                                             ----------------------------------------------
Net increase from capital
 share transactions                               15     $     193          420   $   5,417
                                             ==============================================

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  59

================================================================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper A Rated Bond Funds Index over the performance period. The Lipper A Rated Bond Funds Index tracks the total return performance of the 30 largest funds in the Lipper Corporate Debt Funds A Rated category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Institutional Shares and Adviser Shares includes the performance of the Fund Shares for periods prior to August 1, 2008, for the Institutional Shares and August 1, 2010, for the Adviser Shares. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                    +/- 0.04%
+/- 0.51% to 1.00%                    +/- 0.05%
+/- 1.01% and greater                 +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

================================================================================

60  | USAA INCOME FUND

================================================================================

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper A Rated Bond Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended January 31, 2012, the Fund incurred total management fees, paid or payable to the Manager, of $5,004,000, which included a performance adjustment for the Fund Shares, Institutional Shares, and Adviser Shares of $654,000, $49,000, and less than $500, respectively. For the Fund Shares, Institutional Shares, and Adviser Shares, the performance adjustments were 0.04%, 0.03%, and 0.01%, respectively.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, and 0.10% of average net assets of the Institutional Shares. Prior to September 1, 2011, the Manager received a fee accrued daily and paid monthly at an annualized rate of 0.05% of average net assets of the Institutional Shares. For the six-month period ended January 31, 2012, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $2,418,000, $164,000, and $4,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2012, the Fund reimbursed the Manager $54,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through December 1, 2012, to limit the annual expenses of the Adviser Shares to .90% of

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  61

================================================================================

    its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through December 1, 2012, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended January 31, 2012, the Adviser Shares incurred reimbursable expenses of $15,000, of which $10,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund Shares and Adviser Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. Prior to September 1, 2011, the Manager received a fee accrued daily and paid monthly at an annualized rate of 0.05% of average net assets of the Institutional Shares, plus out-of-pocket expenses. For the six-month period ended January 31, 2012, the Fund Shares, Institutional Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $2,300,000, $164,000, and less than $500, respectively.

E. DISTRIBUTION AND SERVICE (12B-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares average daily net assets. Adviser Shares are offered and sold

================================================================================

62  | USAA INCOME FUND

================================================================================

    without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended January 31, 2012, the Adviser Shares incurred distribution and service (12b-1) fees of $7,000.

F. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES

The Fund is one of 14 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of January 31, 2012, the Fund recorded a receivable for capital shares sold of $462,000 for the Target Funds' purchases of Institutional Shares. As of January 31, 2012, the Target Funds owned the following percent of the total outstanding shares of the Fund:

                                                                     OWNERSHIP %
--------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                       1.9%
USAA Target Retirement 2020 Fund                                         2.5
USAA Target Retirement 2030 Fund                                         3.5
USAA Target Retirement 2040 Fund                                         2.2

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At January 31, 2012, USAA and its affiliates owned 387,000 shares which represent 89.2% of the Adviser Shares and 0.1% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) NEW ACCOUNTING PRONOUNCEMENTS

    FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board (FASB) and the International Accounting Standards

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  63

================================================================================

    Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager has evaluated the impact of this guidance noting that the only impact is to the Fund's financial statement disclosures.

================================================================================

64  | USAA INCOME FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                 SIX-MONTH
                               PERIOD ENDED
                                JANUARY 31,                       YEAR ENDED JULY 31,
                             --------------------------------------------------------------------------------
                                   2012          2011          2010          2009          2008          2007
                             --------------------------------------------------------------------------------
Net asset value at
 beginning of period         $    13.05    $    12.78    $    11.86    $    11.81    $    11.92    $    11.92
                             --------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income              .26           .52           .59           .64           .63           .60
 Net realized and
  unrealized gain (loss)            .15           .27           .92           .05          (.11)         (.00)(a)
                             --------------------------------------------------------------------------------
Total from investment
 operations                         .41           .79          1.51           .69           .52           .60
                             --------------------------------------------------------------------------------
Less distributions from:
 Net investment income             (.25)         (.52)         (.59)         (.64)         (.63)         (.60)
                             --------------------------------------------------------------------------------
 Net asset value at
  end of period              $    13.21    $    13.05    $    12.78    $    11.86    $    11.81    $    11.92
                             ================================================================================
Total return (%)*                  3.20          6.34         13.00(c)       6.38          4.37          5.09(b)

Net assets at
 end of period (000)         $3,303,957    $3,144,378    $2,628,381    $2,080,994    $1,982,924    $1,846,658
Ratios to average
 net assets:**
 Expenses (%)(d)                    .60(e)        .61           .63(c)        .65           .63           .62(b)
 Net investment
  income (%)                       3.93(e)       4.09          4.80          5.76          5.19          4.98
Portfolio turnover (%)                9            19            12            17            16            28

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2012, average net assets were
    $3,208,545,000.
(a) Represents less than $0.01 per share.
(b) For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund Shares' total return or ratio of expenses to average net assets.
(c) For the year ended July 31, 2010, SAS reimbursed the Fund Shares $419,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by 0.02%. This decrease is excluded from the expense ratios in the Financial Highlights table.
(d) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  65

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                  SIX-MONTH
                                                PERIOD ENDED       YEAR ENDED JULY 31,     PERIOD ENDED
                                                 JANUARY 31,    -----------------------       JULY 31,
                                                    2012            2011           2010       2009***
                                                -------------------------------------------------------
Net asset value at beginning of period          $  13.04        $  12.78       $  11.86       $ 11.83
                                                -----------------------------------------------------
Income from investment operations:
  Net investment income                              .27             .56            .62           .67(a)
  Net realized and unrealized gain                   .16             .25            .92           .04(a)
                                                -----------------------------------------------------
Total from investment operations                     .43             .81           1.54           .71(a)
                                                -----------------------------------------------------
Less distributions from:
  Net investment income                             (.26)           (.55)          (.62)         (.68)
                                                -----------------------------------------------------
Net asset value at end of period                $  13.21        $  13.04       $  12.78       $ 11.86
                                                =====================================================
Total return (%)*                                   3.35            6.50          13.27          6.52
Net assets at end of period (000)               $427,160        $318,276       $190,659       $59,659
Ratios to average net assets:**
  Expenses (%)(c)                                    .47(b)          .38            .38           .38(b)
  Net investment income (%)                         4.06(b)         4.30           4.92          5.99(b)
Portfolio turnover (%)                                 9              19             12            17

 * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2012, average net assets were $353,504,000.
*** Institutional Shares were initiated on August 1, 2008.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

66  | USAA INCOME FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                        SIX-MONTH
                                                       PERIOD ENDED             PERIOD ENDED
                                                       JANUARY 31,                JULY 31,
                                                          2012                    2011***
                                                       -------------------------------------
Net asset value at beginning of period                  $13.03                     $12.77
                                                        ---------------------------------
Income from investment operations:
  Net investment income                                    .24                        .49(a)
  Net realized and unrealized gain                         .16                        .27(a)
                                                        ---------------------------------
Total from investment operations                           .40                        .76(a)
                                                        ---------------------------------
Less distributions from:
  Net investment income                                   (.26)                      (.50)
                                                        ---------------------------------
Net asset value at end of period                        $13.20                     $13.03
                                                        =================================
Total return (%)*                                         3.14                       6.05
Net assets at end of period (000)                       $5,732                     $5,469
Ratios to average net assets:**(b)
  Expenses (%)(c)                                          .90                        .90
  Expenses, excluding reimbursements (%)(c)               1.43                       1.62
  Net investment income (%)                               3.63                       3.82
Portfolio turnover (%)                                       9                         19

 * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2012, average net assets were $5,537,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  67

================================================================================

EXPENSE EXAMPLE

January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2011, through January 31, 2012.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may

================================================================================

68  | USAA INCOME FUND

================================================================================

not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                              EXPENSES PAID
                                   BEGINNING              ENDING              DURING PERIOD*
                                 ACCOUNT VALUE         ACCOUNT VALUE         AUGUST 1, 2011 -
                                AUGUST 1, 2011        JANUARY 31, 2012       JANUARY 31, 2012
                                -------------------------------------------------------------
FUND SHARES
Actual                             $1,000.00               $1,032.00                $3.06

Hypothetical
  (5% return before expenses)        1,000.00               1,022.12                 3.05

INSTITUTIONAL SHARES
Actual                               1,000.00               1,033.50**               2.40**

Hypothetical
  (5% return before expenses)        1,000.00               1,022.77**               2.39**

ADVISERS SHARES
Actual                               1,000.00               1,031.40                 4.60

Hypothetical
  (5% return before expenses)        1,000.00               1,020.61                 4.57

* Expenses are equal to the annualized expense ratio of 0.60% for Fund Shares, 0.47% for Institutional Shares, and 0.90% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/366 days to reflect the one-half-year period. The Fund's actual ending account values are based on its actual total returns of 3.20% for Fund Shares, 3.35% for Institutional Shares, and 3.14% for Adviser Shares for the six-month period of August 1, 2011, through January 31, 2012.

================================================================================

                                                           EXPENSE EXAMPLE |  69

================================================================================

** The Institutional Shares' annualized expense ratio of 0.47% above reflects an increase in administration and servicing fees from 0.05% to 0.10%, and an increase in transfer agent's fees from 0.05% to 0.10%, effective September 1, 2011. Had this increase been in effect for the entire six-month period of August 1, 2011, through January 31, 2012, the Institutional Shares' expense ratio would have been 0.49%, net of expenses paid indirectly, and the values in the table above would be as shown below.

                                                                              EXPENSES PAID
                                   BEGINNING              ENDING              DURING PERIOD*
                                 ACCOUNT VALUE         ACCOUNT VALUE         AUGUST 1, 2011 -
                                AUGUST 1, 2011        JANUARY 31, 2012       JANUARY 31, 2012
                                -------------------------------------------------------------
INSTITUTIONAL SHARES
Actual                             $1,000.00               $1,033.50                $2.50

Hypothetical
  (5% return before expenses)       1,000.00                1,022.67                 2.49

================================================================================

70  | USAA INCOME FUND

================================================================================

TRUSTEES                                Daniel S. McNamara
                                        Robert L. Mason, Ph.D.
                                        Barbara B. Ostdiek, Ph.D.
                                        Michael F. Reimherr
                                        Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND                       USAA Asset Management Company
INVESTMENT ADVISER                      P.O. Box 659453
                                        San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                         USAA Investment Management Company
DISTRIBUTOR                             P.O. Box 659453
                                        San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                          USAA Shareholder Account Services
                                        9800 Fredericksburg Road
                                        San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                           State Street Bank and Trust Company
ACCOUNTING AGENT                        P.O. Box 1713
                                        Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                             Ernst & Young LLP
REGISTERED PUBLIC                       100 West Houston St., Suite 1800
ACCOUNTING FIRM                         San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                             Under "My Accounts" on
SELF-SERVICE 24/7                       usaa.com select "Investments,"
AT USAA.COM                             then "Mutual Funds"

OR CALL                                 Under "Investments" view
(800) 531-USAA                          account balances, or click
        (8722)                          "I want to...," and select
                                        the desired action.
--------------------------------------------------------------------------------
Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                  --------------
       9800 Fredericksburg Road                                 PRSRT STD
       San Antonio, TX 78288                                  U.S. Postage
                                                                  PAID
                                                                  USAA
                                                             --------------

>>  SAVE PAPER AND FUND COSTS
    Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
    Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
        USAA(R)
                WE KNOW WHAT IT MEANS TO SERVE.(R)
    ============================================================================
    23424-0312                               (C)2012, USAA. ALL RIGHTS RESERVED.


    ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.
ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2012

By:*     /S/ CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:     03/26/2012
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     03/27/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     03/26/2012
         ------------------------------


*Print the name and title of each signing officer under his or her signature.